Filed on April 29, 2011	File No. 333-120600
File No. 811-21613

SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		☐
Pre-Effective Amendment No.		☐
Post-Effective Amendment No.	7	☒

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		☐
Amendment No.	14	☒

(Check appropriate box or boxes)

VARIABLE ANNUITY ACCOUNT B
(SecureDesigns)
(Exact Name of Registrant)

First Security Benefit Life Insurance and Annuity Company of New York
(Name of Depositor)

800 Westchester Ave., Suite 641 N, Rye Brook, New York 10573
(Address of Depositor's Principal Executive Offices)

Depositor's Telephone Number, Including Area Code:
1-800-355-4570

Chris Swickard, Associate General Counsel
First Security Benefit Life Insurance and Annuity Company of New York
One Security Benefit Place, Topeka, KS 66636-0001
(Name and address of Agent for Service)

Approximate Date of Proposed Public Offering:  As soon as practicable after the effective date of this Registration Statement.

It is proposed that this filing will become effective:

☐	immediately upon filing pursuant to paragraph (b) of Rule 485
☒	on May 1, 2011, pursuant to paragraph (b) of Rule 485
☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485
☐	on May 1, 2011, pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of securities being registered: Interests in a separate account under individual flexible premium deferred variable annuity contracts.

Prospectus

SECUREDESIGNS® VARIABLE ANNUITY

May 1, 2011

Important Privacy
Notice Included

See Back Cover

Variable annuity contracts issued by First Security Benefit Life Insurance and Annuity Company of New York and offered by Security Distributors, Inc.

6959	32-69594-00 2010/05/01

SECUREDESIGNS® VARIABLE ANNUITY

Individual Flexible Purchase Payment
Deferred Variable Annuity Contract

Issued By: First Security Benefit Life Insurance and Annuity Company of New York 800 Westchester Ave., Suite 641 N Rye Brook, NY 10573 1-800-355-4570	Mailing Address: First Security Benefit Life Insurance and Annuity Company of New York P.O. Box 750497 Topeka, Kansas 66675-0497 1-800-888-2461

This Prospectus describes a flexible purchase payment deferred variable annuity contract (the “Contract”) offered by First Security Benefit Life Insurance and Annuity Company of New York (the “Company”). The Contract is available for individuals as a non-tax qualified retirement plan. The Contract is also available for individuals in connection with a retirement plan qualified under Section 403(b), 408, or 408A of the Internal Revenue Code. The Contract is designed to give you flexibility in planning for retirement and other financial goals.

You may allocate your Purchase Payments and Contract Value to one or more of the Subaccounts that comprise a separate account of the Company called the Variable Annuity Account B, or to the Fixed Account. Each Subaccount invests in a corresponding mutual fund (the ”Underlying Fund”). The Underlying Funds currently available under the Contract are:

•	American Century VP Mid Cap Value
•	American Century VP Ultra®
•	American Century VP Value
•	Dent Strategic Portfolio
•	Dreyfus IP Technology Growth
•	Dreyfus VIF International Value
•	Franklin Income Securities
•	Franklin Small Cap Value Securities
•	Franklin Templeton VIP Founding Funds Allocation
•	Invesco V.I. Government Securities (formerly Invesco Van Kampen V.I. Government)
•	Invesco Van Kampen V.I. Comstock (formerly Van Kampen LIT Comstock)
•	Invesco Van Kampen V.I. Equity and Income (formerly Van Kampen UIF Equity and Income)
•	Invesco V.I. Basic Value
•	Invesco V.I. Capital Development
•	Invesco V.I. Global Health Care
•	Invesco V.I. Global Real Estate
•	Invesco V.I. International Growth
•	Invesco V.I. Mid Cap Core Equity
•	Janus Aspen Enterprise
•	Janus Aspen Janus Portfolio
•	Legg Mason ClearBridge Variable Aggressive Growth
•	Legg Mason ClearBridge Variable Small Cap Growth
•	Legg Mason Western Asset Variable Global High Yield Bond
•	MFS® VIT Research International
•	MFS® VIT Total Return
•	MFS® VIT Utilities
•	Morgan Stanley UIF Emerging Markets Equity (formerly Van Kampen UIF Emerging Markets Equity)
•	Mutual Global Discovery Securities
•	Neuberger Berman AMT Socially Responsive
•	Oppenheimer Core Bond Fund/VA
•	Oppenheimer Main Street Small - & Mid-Cap Fund®/VA (formerly Oppenheimer Main Street Small Cap Fund ® /VA)
•	PIMCO VIT All Asset
•	PIMCO VIT CommodityRealReturn Strategy

     The Securities and Exchange Commission has not approved or disapproved these securities or determined if the Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Prospectuses for the Underlying Funds should be carefully read in conjunction with this Prospectus before investing. You may obtain prospectuses for the Underlying Funds by contacting the Company at 1-800-888-2461.

Expenses for this Contract, if purchased with an Extra Credit Rider, may be higher than expenses for a contract without the Extra Credit Rider. The amount of Credit Enhancement may be more than offset by any additional fees and charges.

The Contract is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The value of your Contract can go up and down and you could lose money.

Date:  May 1, 2011

Protected by U.S. Patent No. 7,251,623 B1.

6959	32-69594-00 2011/05/01

•	PIMCO VIT Emerging Markets Bond
•	PIMCO VIT Foreign Bond (U.S. Dollar-Hedged)
•	PIMCO VIT Low Duration
•	PIMCO VIT Real Return
•	Royce Micro-Cap
•	Rydex | SGI VT All-Asset Aggressive Strategy
•	Rydex | SGI VT All-Asset Conservative Strategy
•	Rydex | SGI VT All-Asset Moderate Strategy
•	Rydex | SGI VT All Cap Value
•	Rydex | SGI VT Alpha Opportunity
•	Rydex | SGI VT Alternative Strategies Allocation
•	Rydex | SGI VT CLS AdvisorOne Amerigo
•	Rydex | SGI VT CLS AdvisorOne Clermont
•	Rydex | SGI VT High Yield
•	Rydex | SGI VT Large Cap Concentrated Growth
•	Rydex | SGI VT Large Cap Core
•	Rydex | SGI VT Large Cap Value
•	Rydex | SGI VT Managed Asset Allocation
•	Rydex | SGI VT Managed Futures Strategy
•	Rydex | SGI VT Mid Cap Growth
•	Rydex | SGI VT Mid Cap Value
•	Rydex | SGI VT Money Market
•	Rydex | SGI VT MSCI EAFE Equal Weight (formerly Rydex | SGI VT Global)
•	Rydex | SGI VT Multi-Hedge Strategies
•	Rydex | SGI VT Small Cap Growth
•	Rydex | SGI VT Small Cap Value
•	Rydex | SGI VT U.S. Intermediate Bond
•	Rydex | SGI VT U.S. Long Short Momentum (formerly Rydex | SGI VT All-Cap Opportunity)

Amounts that you allocate to the Subaccounts under the Contract will vary based on investment performance of the Subaccounts. To the extent that you allocate Contract Value to the Subaccounts, the Company does not guarantee any amount of Contract Value.

Amounts that you allocate to the Fixed Account earn interest at rates that are paid by the Company as described in “The Fixed Account.” Contract Value allocated to the Fixed Account is guaranteed by the Company, subject to its financial strength and claims-paying ability.

When you are ready to receive annuity payments, the Contract provides several options for annuity payments. See “Annuity Options.”

This Prospectus concisely sets forth information about the Contract and the Separate Account that you should know before purchasing the Contract. This Prospectus should be kept for future reference. The “Statement of Additional Information,” dated May 1, 2011, which has been filed with the Securities and Exchange Commission (“SEC”), contains certain additional information. The Statement of Additional Information, as it may be supplemented from time to time, is incorporated by reference into this Prospectus and is available at no charge, by writing the Company at P.O. Box 750497, Topeka, KS, 66675-0497 or by calling 1-800-888-2461. The table of contents of the Statement of Additional Information is set forth on page  58 of this Prospectus.

The SEC maintains a web site (http://www.sec.gov) that contains the Statement of Additional Information, material incorporated by reference and other information regarding companies that file electronically with the SEC.

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Page

DEFINITIONS	5
SUMMARY	6
Purpose of the Contract	6
The Separate Account and the Funds	6
Fixed Account	7
Purchase Payments	7
Contract Benefits	7
Optional Riders	8
Free-Look Right	8
Charges and Deductions	8
Federal Tax Considerations	10
Tax-Free Exchanges	10
Contacting the Company	10

EXPENSE TABLE	10
Contract Owner Transaction Expenses	10
Periodic Expenses	11
Optional Rider Expenses	11
Example	12

CONDENSED FINANCIAL INFORMATION	12

INFORMATION ABOUT THE COMPANY, THE SEPARATE ACCOUNT, AND THE FUNDS	18
First Security Benefit Life Insurance and Annuity Company of New York	18
Published Ratings	19
Separate Account	19
Underlying Funds	19

THE CONTRACT	21
General	21
Important Information About Your Benefits Under The Contract	21
Application for a Contract	22
Optional Riders	22
Annual Stepped Up Death Benefit	22
Extra Credit	23
Alternate Withdrawal Charge	24
Riders Available for Purchase Only Prior to February 1, 2009	24
Purchase Payments	24
Allocation of Purchase Payments	25
Bonus Credit	25
Dollar Cost Averaging Option	26
Asset Reallocation Option	26
Transfers of Contract Value	27
Contract Value	30
Determination of Contract Value	30
Cut-Off Times	31
Full and Partial Withdrawals	32
Systematic Withdrawals	33
Free-Look Right	33
Death Benefit	33
Distribution Requirements	34
Death of the Annuitant	35

CHARGES AND DEDUCTIONS	35
Contingent Deferred Sales Charge	35
Mortality and Expense Risk Charge	36
Administration Charge	36
Account Administration Charge	36
Premium Tax Charge	37
Loan Interest Charge	37
Other Charges	37
Variations in Charges	37
Optional Rider Charges	37
Underlying Fund Expenses	38

ANNUITY PERIOD	38
General	38
Annuity Options	39
Selection of an Option	41

THE FIXED ACCOUNT	41
Interest	41
Death Benefit	42
Contract Charges	42
Transfers and Withdrawals from the Fixed Account	42
Payments from the Fixed Account	43

MORE ABOUT THE CONTRACT	43
Ownership	43
Designation and Change of Beneficiary	43
Dividends	44
Payments from the Separate Account	44
Proof of Age and Survival	44
Misstatements	44
Loans	44
Restrictions on Withdrawals from Qualified Plans	45

FEDERAL TAX MATTERS	46
Introduction	46
Tax Status of the Company and the Separate Account	47
Income Taxation of Annuities in General—Non-Qualified Plans	47
Additional Considerations	48
Qualified Plans	49
Other Tax Considerations	53

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Page
OTHER INFORMATION	54
Voting of Underlying Fund Shares	54
Substitution of Investments	54
Changes to Comply with Law and Amendments	55
Reports to Owners	55
Electronic Privileges	55
Legal Proceedings	56
Sale of the Contract	56

PERFORMANCE INFORMATION	57

ADDITIONAL INFORMATION	58
Registration Statement	58
Financial Statements	58

TABLE OF CONTENTS FOR STATEMENT OF ADDITIONAL INFORMATION	58

OBJECTIVES FOR UNDERLYING FUNDS	59

APPENDIX A – Riders Available for Purchase Only Prior to February 1, 20 10

The Contract is available only in New York. You should not consider this Prospectus to be an offering if the Contract may not be lawfully offered in your state. You should only rely upon information contained in this Prospectus or that we have referred you to. We have not authorized anyone to provide you with information that is different.

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Definitions

Various terms commonly used in this Prospectus are defined as follows:

Accumulation Unit — A unit of measure used to calculate Contract Value.

Administrative Office — First Security Benefit Life Insurance and Annuity Company of New York, P.O. Box 750497, Topeka, Kansas 66675-0497.

Annuitant — The person that you designate on whose life annuity payments may be determined. If you designate Joint Annuitants, “Annuitant” means both Annuitants unless otherwise stated.

Annuity — A series of periodic income payments made by the Company to an Annuitant, Joint Annuitant, or Beneficiary during the period specified in the Annuity Option.

Annuity Options — Options under the Contract that prescribe the provisions under which a series of annuity payments are made.

Annuity Period — The period beginning on the Annuity Start Date during which annuity payments are made.

Annuity Start Date — The date when annuity payments begin as elected by the Owner.

Annuity Unit — A unit of measure used to calculate variable annuity payments under Options 1 through 6.

Automatic Investment Program — A program pursuant to which Purchase Payments are automatically paid from your bank account on a specified day of each month or a salary reduction agreement.

Bonus Credit — For certain Contracts issued between September 1, 2005 and December 31, 2007, an amount added to Contract Value.

Contract Date — The date the Contract begins as shown in your Contract. Annual Contract Anniversaries are measured from the Contract Date. It is usually the date that your initial Purchase Payment is credited to the Contract.

Contract Debt — The unpaid loan balance including loan interest.

Contract Value — The total value of your Contract which includes amounts allocated to the Subaccounts and the Fixed Account as well as any amount set aside in the Loan Account to secure loans as of any Valuation Date.

Contract Year — Each twelve-month period measured from the Contract Date.

Credit Enhancement — An amount added to Contract Value under the Extra Credit Rider.

Designated Beneficiary — The person having the right to the death benefit, if any, payable upon the death of the Owner or the Joint Owner prior to the Annuity Start Date. The Designated Beneficiary is the first person on the following list who, if a natural person, is alive on the date of death of the Owner or the Joint Owner: the Owner; the Joint Owner; the Primary Beneficiary; the Secondary Beneficiary; the Annuitant; or if none of the above are alive, the Owner’s Estate.

Fixed Account — An account that is part of the Company’s General Account to which you may allocate all or a portion of your Contract Value to be held for accumulation at fixed rates of interest (which may not be less than the Guaranteed Rate) declared periodically by the Company. See the “Fixed Account.”

General Account — All assets of the Company other than those allocated to the Separate Account or to any other separate account of the Company.

Guaranteed Rate — The minimum interest rate earned on the Fixed Account, which accrues daily and ranges from an annual effective rate of 1% to 3%.

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Owner — The person entitled to the ownership rights under the Contract and in whose name the Contract is issued.

Participant — A Participant under a Qualified Plan.

Purchase Payment — An amount paid to the Company as consideration for the Contract.

Separate Account — The Variable Annuity Account B, a separate account of the Company that consists of accounts, referred to as Subaccounts, each of which invests in a corresponding Underlying Fund.

Subaccount — A division of the Separate Account of the Company which invests in a corresponding Underlying Fund.

Underlying Fund — A mutual fund or series thereof that serves as an investment vehicle for its corresponding Subaccount.

Valuation Date — Each date on which the Separate Account is valued, which currently includes each day that the New York Stock Exchange is open for trading. The New York Stock Exchange is closed on weekends and on observation of the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

Valuation Period — A period used in measuring the investment experience of each Subaccount of the Separate Account. The Valuation Period begins at the close of one Valuation Date and ends at the close of the next succeeding Valuation Date.

Withdrawal Value — The amount you will receive upon full withdrawal of the Contract. It is equal to Contract Value less any Contract Debt, any applicable withdrawal charges, any pro rata account administration charge and any uncollected premium taxes. If the Extra Credit Rider is in effect, Contract Value will also be reduced by any Credit Enhancements that have not yet vested. The Withdrawal Value during the Annuity Period under Option 5 is the present value of future annuity payments commuted at the assumed interest rate less any applicable withdrawal charges and any uncollected premium taxes.

Summary

This summary provides a brief overview of the more significant aspects of the Contract. Further detail is provided in this Prospectus, the Statement of Additional Information, and the Contract. Unless the context indicates otherwise, the discussion in this summary and the remainder of the Prospectus relates to the portion of the Contract involving the Separate Account. The Fixed Account is briefly described under “The Fixed Account” and in the Contract.

Purpose of the Contract — The flexible purchase payment deferred variable annuity contract (the “Contract”) described in this Prospectus is designed to give you flexibility in planning for retirement and other financial goals.
You may purchase the Contract as a non-tax qualified retirement plan for an individual (“Non-Qualified Plan”). You may also purchase the Contract, on an individual basis, in connection with a retirement plan qualified under Section 403(b), 408, or 408A of the Internal Revenue Code of 1986, as amended (“Qualified Plan”). Please see the discussion under “The Contract” for more detailed information. For details about the compensation payments the Company makes in connection with the sale of the Contract, see “Sale of the Contract.”

The Separate Account and the Funds — The Separate Account is divided into accounts referred to as Subaccounts. See “Separate Account.” Each Subaccount invests exclusively in shares of a corresponding Underlying Fund, each of which has a different investment objective and policies. The Underlying Funds currently available under the Contract are as follows:

•	American Century VP Mid Cap Value
•	American Century VP Ultra ®
•	American Century VP Value
•	Dent Strategic Portfolio
•	Dreyfus IP Technology Growth
•	Dreyfus VIF International Value
•	Franklin Income Securities
•	Franklin Small Cap Value Securities
•	Franklin Templeton VIP Founding Funds Allocation

6

•	Invesco V.I. Government Securities (formerly Van Kampen LIT Government)
•	Invesco Van Kampen V.I. Comstock (formerly Van Kampen LIT Comstock)
•	Invesco Van Kampen V.I. Equity and Income (formerly Van Kampen UIF Equity and Income)
•	Invesco Van Kampen V.I. Government (formerly Van Kampen LIT Government)
•	Invesco V.I. Basic Value
•	Invesco V.I. Capital Development
•	Invesco V.I. Global Health Care
•	Invesco V.I. Global Real Estate
•	Invesco V.I. International Growth
•	Invesco V.I. Mid Cap Core Equity
•	Janus Aspen Enterprise
•	Janus Aspen Janus Portfolio
•	Legg Mason ClearBridge Variable Aggressive Growth
•	Legg Mason ClearBridge Variable Small Cap Growth
•	Legg Mason Western Asset Variable Global High Yield Bond
•	MFS ® VIT Research International
•	MFS ® VIT Total Return
•	MFS ® VIT Utilities
•	Morgan Stanley UIF Emerging Markets Equity (formerly Van Kampen UIF Emerging Markets Equity)
•	Mutual Global Discovery Securities
•	Neuberger Berman AMT Socially Responsive
•	Oppenheimer Core Bond Fund/VA
•	Oppenheimer Main Street Small- & Mid-Cap Fund ® /VA (formerly Oppenheimer Main Street Small Cap Fund ® /VA)
•	PIMCO VIT All Asset
•	PIMCO VIT CommodityRealReturn Strategy
•	PIMCO VIT Emerging Markets Bond
•	PIMCO VIT Foreign Bond (U.S. Dollar-Hedged)
•	PIMCO VIT Low Duration
•	PIMCO VIT Real Return
•	Royce Micro-Cap
•	Rydex | SGI VT All-Asset Aggressive Strategy
•	Rydex | SGI VT All-Asset Conservative Strategy
•	Rydex | SGI VT All-Asset Moderate Strategy
•	Rydex | SGI VT All Cap Value
•	Rydex | SGI VT Alpha Opportunity
•	Rydex | SGI VT Alternative Strategies Allocation
•	Rydex | SGI VT CLS AdvisorOne Amerigo
•	Rydex | SGI VT CLS AdvisorOne Clermont
•	Rydex | SGI VT High Yield
•	Rydex | SGI VT Large Cap Concentrated Growth
•	Rydex | SGI VT Large Cap Core
•	Rydex | SGI VT Large Cap Value
•	Rydex | SGI VT Managed Asset Allocation
•	Rydex | SGI VT Managed Futures Strategy
•	Rydex | SGI VT Mid Cap Growth
•	Rydex | SGI VT Mid Cap Value
•	Rydex | SGI VT Money Market
•	Rydex | SGI VT MSCI EAFE Equal Weight (formerly Rydex | SGI VT Global)
•	Rydex | SGI VT Multi-Hedge Strategies
•	Rydex | SGI VT Small Cap Growth
•	Rydex | SGI VT Small Cap Value
•	Rydex | SGI VT U.S. Intermediate Bond
•	Rydex | SGI VT U.S. Long Short Momentum (formerly Rydex | SGI VT All-Cap Opportunity)

You may allocate all or part of your Purchase Payments and Contract Value to the Subaccounts. Amounts that you allocate to the Subaccounts will increase or decrease in dollar value depending on the investment performance of the Underlying Fund in which such Subaccount invests. You bear the investment risk for amounts allocated to a Subaccount.

Fixed Account — You may allocate all or part of your Purchase Payments to the Fixed Account, which is part of the Company’s General Account. Amounts that you allocate to the Fixed Account earn interest at rates determined at the discretion of the Company and are guaranteed to be at least the Guaranteed Rate. See “The Fixed Account.”

Purchase Payments — Your initial Purchase Payment must be at least $10,000. Thereafter, you may choose the amount and frequency of Purchase Payments, except that the minimum subsequent Purchase Payment is $500 ($50 under an Automatic Investment Program). See “Purchase Payments.”

Contract Benefits — You may transfer Contract Value among the Subaccounts and to and from the Fixed Account, subject to certain restrictions as described in “The Contract” and “The Fixed Account.”

At any time before the Annuity Start Date, you may surrender a Contract for its Withdrawal Value, and may make partial withdrawals, including systematic withdrawals, from Contract Value, subject to certain restrictions described in “The Fixed Account.” See “Full and Partial Withdrawals” and “Federal Tax Matters” for more information about withdrawals, including the 10% penalty tax that may be imposed upon full and partial withdrawals (including systematic withdrawals) made prior to the Owner attaining age 59½.

The Contract provides for a death benefit upon the death of the Owner prior to the Annuity Start Date. See “Death Benefit” for more information. The Contract provides for several Annuity Options on a variable basis, a fixed basis, or both. The Company guarantees annuity payments under the fixed Annuity Options. See “Annuity Period.”

7

Optional Riders — Upon your application for the Contract, you may select one or more of the following riders:

•	Annual Stepped Up Death Benefit;
•	Extra Credit at 4% ; or
•	0-Year or 4-Year Alternate Withdrawal Charge.

The Company makes each rider option available only at issue. You cannot change or cancel the Rider(s) that you select after they are issued. See the detailed description of the riders under “Optional Riders.”

Please note that any amount that we may pay or make available under any optional rider that is in excess of Contract Value is subject to our financial strength and claims-paying ability.

For information on riders that are no longer available for purchase, please see Appendix A  – Riders Available for Purchase Only Prior to February 1, 2010.

Free-Look Right — You may return the Contract within the Free-Look Period, which is generally a ten-day period beginning when you receive the Contract (60 days from the date of receipt if you are purchasing the Contract to replace another life insurance or annuity contract or with the proceeds of another such contract). In this event, the Company will refund to you as of the Valuation Date on which your Contract is delivered to us any Contract Value, plus any charges deducted from such Contract Value, less the Contract Value attributable to any Credit Enhancements. Because the Company will deduct the current value of any Credit Enhancements from the amount of Contract Value refunded to you, the Company will bear the investment risk associated with Credit Enhancements during the Free-Look Period.

Charges and Deductions — The Company does not deduct a sales load from Purchase Payments before allocating them to your Contract Value. Certain charges will be deducted in connection with the Contract as described below.

Contingent Deferred Sales Charge. If you withdraw Contract Value, the Company may deduct a contingent deferred sales charge (which may also be referred to as a “withdrawal charge”). The withdrawal charge will be waived on withdrawals to the extent that total withdrawals in a Contract Year, including systematic withdrawals, do not exceed the Free Withdrawal amount defined as follows.

The Free Withdrawal amount is equal in the first Contract Year, to 10% of Purchase Payments, excluding any Credit Enhancements and/or Bonus Credits, made during the year and, in any subsequent Contract Year, to 10% of Contract Value as of the first Valuation Date of that Contract Year. The withdrawal charge applies to the portion of any withdrawal consisting of Purchase Payments and/or Bonus Credits that exceeds the Free Withdrawal amount. The withdrawal charge does not apply to withdrawals of earnings. Also, under the Guaranteed Minimum Withdrawal Benefit Rider, withdrawals of up to the Annual Withdrawal Amount are not subject to a withdrawal charge but reduce the Free Withdrawal amount otherwise available in that Contract Year.

The amount of the charge will depend on how long your Purchase Payments and/or Bonus Credits have been held under the Contract. (Bonus Credits are subject to withdrawal charges on the same basis as purchase payments in the event of a full or partial withdrawal of any such Bonus Credits.) Each Purchase Payment and Bonus Credit you make is considered to have a certain “age,” depending on the length of time since the Purchase Payment or Bonus Credit was effective. A Purchase Payment or Bonus Credit is “age one” in the year beginning on the date the Purchase Payment or Bonus Credit is received by the Company and increases in age each year thereafter. The withdrawal charge is calculated according to the following schedule:

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Purchase Payment and Bonus Credit Age (in years)	Withdrawal Charge
1	7%
2	7%
3	6%
4	5%
5	4%
6	3%
7	2%
8 and over	0%

The amount of the total withdrawal charges assessed against your Contract will never exceed 7% of Purchase Payments and Bonus Credits paid under the Contract. In addition, no withdrawal charge will be assessed upon: (1) payment of death benefit proceeds, or (2) annuity options that provide for payments for life, or a period of at least seven years. The Company will waive the withdrawal charge in the event of a withdrawal after an Owner has become totally and permanently disabled after the Contract Date and prior to age 65. See “Contingent Deferred Sales Charge.”

Mortality and Expense Risk Charge. The Company deducts a charge for mortality and expense risks assumed by the Company under the Contract. The Company deducts a daily minimum charge equal to 0.60%, on an annual basis, of each Subaccount’s average daily net assets. If you are subject to mortality and expense risk charge above the minimum charge, the Company deducts the excess amount from your Contract Value on a monthly basis. The mortality and expense risk charge amount is determined each month by reference to the amount of your Contract Value, as set forth in the table below.

Contract Value	Annual Mortality and Expense Risk Charge
Less than $25,000	0.85%
At least $25,000 but less than $100,000	0.70%
$100,000 or more	0.60%

During the Annuity Period, the mortality and expense risk charge is 1.25%, in lieu of the amounts set forth above. See “Mortality and Expense Risk Charge.”

Optional Rider Charges. The Company deducts a monthly charge from Contract Value for certain Riders that may be elected by the Owner. The amount of the charge is equal to a percentage, on an annual basis, of your Contract Value. The Company generally will deduct the monthly Rider charge from Contract Value allocated to the Separate Account beginning on the Contract Date and ending on the Annuity Start Date. The charge for the Extra Credit Rider, however, is deducted only during the seven-year period beginning on the Contract Date.

For information on rider charges, please see “Optional Rider Expenses” in the Expense Table.

Administration Charge. The Company deducts a daily administration charge equal to an annual rate of 0.15% of each Subaccount’s average daily net assets. See “Administration Charge.”

Account Administration Charge. The Company deducts an account administration charge of $30.00 at each Contract Anniversary. The Company will waive the charge if your Contract Value is $50,000 or more on the date the charge is to be deducted. See “Account Administration Charge.”

Premium Tax Charge. The Company may assess a premium tax charge to reimburse itself for any premium taxes that it incurs with respect to this Contract. If assessed, this charge will usually be deducted on the Annuity Start Date or upon a full or partial withdrawal (including a systematic withdrawal) if a premium tax was incurred by the Company and is not refundable. No premium tax is currently imposed in the State of New York. The Company reserves the right to deduct such taxes when due or anytime thereafter. See “Premium Tax Charge.”

Loan Interest Charge. The Company charges interest on a loan at an annual effective rate of 7.4%. The Company also will credit the amount in the Loan Account with an annual effective rate of 3%. Because the Contract Value maintained in the Loan Account is always equal in amount to the outstanding loan balance and earns an annual effective rate of 3%, the net cost of a loan is 4.4%. Thus, the highest net cost of a loan you may be charged is 4.4%.

9

Other Expenses. Investment advisory fees and operating expenses of each Underlying Fund are paid by the Underlying Fund and are reflected in the net asset value of its shares. The Owner indirectly bears a pro rata portion of such fees and expenses. See the prospectuses for the Underlying Funds for more information about Underlying Fund expenses.

The Company may charge the Separate Account or the Subaccounts for the federal, state, or local taxes incurred by the Company that are attributable to the Separate Account or the Subaccounts, or to the operations of the Company with respect to the Contract, or that are attributable to payment of premiums or acquisition costs under the Contract. No such charge is currently assessed. See “Tax Status of the Company and the Separate Account” and “Charge for the Company’s Taxes.”

Federal Tax Considerations  — All or part of any distribution, including an actual distribution of funds such as a surrender or annuity payment and a pledge or assignment of a contract, is generally taxable as ordinary income, and, in addition, a penalty tax may apply to certain distributions made prior to the Owner's reaching age 59½. Special tax rules apply to Qualified Contracts, and distributions from certain Qualified Contracts may be subject to restrictions. Governing federal tax statutes may be amended, revoked, or replaced by new legislation. Changes in interpretation of these statutes may also occur. We encourage you to consult your own tax adviser before making a purchase of the Contract. (See “Federal Tax Matters.”)

Tax-Free Exchanges — You can generally exchange one contract for another in a ”tax-free exchange” under Section 1035 of the Internal Revenue Code. Before making an exchange, you should compare both contracts carefully. Remember that if you exchange another contract for the one described in this Prospectus, you might have to pay a withdrawal charge and tax, including a possible penalty tax, on your old contract, there will be a new withdrawal charge period for this Contract, other charges may be higher (or lower) and the benefits may be different. You should not exchange another contract for this one unless you determine, after knowing all the facts, that the exchange is in your best interest and not just better for the person trying to sell you this Contract (that person will generally earn a commission if you buy this Contract through an exchange or otherwise). If you contemplate such an exchange, you should consult a tax adviser to discuss the potential tax effects of such a transaction.

The IRS has also ruled that a partial exchange may also be effected on a tax free basis. However, under certain circumstances, recognition of the gain may be triggered by a distribution from the Contract within one year of the exchange. Please see your tax adviser for further information.

Contacting the Company — You should direct all written requests, notices, and forms required by the Contract, and any questions or inquiries to First Security Benefit Life Insurance and Annuity Company of New York, P.O. Box 750497, Topeka, Kansas 66675-0497 or by phone by calling 1-800-888-2461.

Expense Table

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract.

Contract Owner Transaction Expenses are fees and expenses that you will pay when you purchase the Contract or make withdrawals from the Contract. The information below does not reflect state premium taxes, which may be applicable to your Contract. During the Annuity Period, the Company may impose different fees and expenses not reflected in the following tables or Example. See “Mortality and Expense Risk Charge.”

Sales Load on Purchase Payments	None
Deferred Sales Charge (as a percentage of amount withdrawn attributable to Purchase Payments)	7%1
Transfer Fee (per transfer)	None

10

Periodic Expenses are fees and expenses that you will pay periodically during the time that you own the Contract, not including fees and expenses of the Underlying Funds.
Account Administration Charge	$302
Net Loan Interest Charge3	4.4%
Separate Account Annual Expenses (as a percentage of average Subaccount daily net assets)
Annual Mortality and Expense Risk Charge	0.85%4
Annual Administration Charge	0.15%
Maximum Annual Charge for Optional Riders	1.70%5
Total Separate Account Annual Expenses	2.70%
1    The amount of the contingent deferred sales charge is determined by reference to how long your Purchase Payments have been held under the Contract. A free withdrawal is available in each Contract Year equal to (1) 10% of Purchase Payments, excluding any Credit Enhancements, in the first Contract Year, and (2)
10% of Contract Value as of the beginning of the Contract Year in each subsequent Contract Year. See “Full and Partial Withdrawals” and “Contingent Deferred
Sales Charge” for more information.
2    An account administration charge of $30 is deducted at each Contract Anniversary and a pro rata account administration charge is deducted (1) upon full withdrawal of Contract Value; (2) upon the Annuity Start Date; and (3) upon payment of a death benefit. The account administration charge will be waived if your
Contract Value is $50,000 or more upon the date it is to be deducted.
3    The net loan cost of 4.4% is the difference between the amount of interest the Company charges you for a loan (7.4%) and the amount of interest the Company credits to the Loan Account (3%).
4    The mortality and expense risk charge is reduced for larger Contract Values as follows: Less than $25,000 – 0.85%; At least $25,000 but less than $100,000 –
0.70%; $100,000 or more – 0.60%. Any mortality and expense risk charge above the minimum charge of 0.60% is deducted from your Contract Value on a monthly basis. During the Annuity Period, the annual mortality and expense risk charge is 1.25%, in lieu of the amounts described above, and is deducted daily. See the discussion under “Mortality and Expense Risk Charge.”
5    If you purchase any optional riders , the charge will be deducted from your Contract Value. (See the applicable Rider charges in the table below.) Total rider charges cannot exceed 1.70% of Contract Value (1.55% for Contracts was issued before September 1, 2005 without the 0-Year Alternate Withdrawal
Charge Rider; and 1.00% with the 0-Year Alternate Withdrawal Charge Rider).

Optional Rider Expenses (as a percentage of Contract Value allocated to the Subaccounts)
	Rate1	Annual Rider Charge
Riders Available for Purchase with the Contract:
Annual Stepped Up Death Benefit Rider	---	0.25%
Extra Credit Rider3	4%	0.55%
Alternate Withdrawal Charge Rider	0-Year	0.70%
	4-Year	0.60%4
Riders Available for Purchase ONLY Prior to February 1, 2010
Guaranteed Minimum Income Benefit Rider	3%	0.25%
	5%	0.40%
Guaranteed Minimum Withdrawal Benefit Rider	---	0.55%2
Extra Credit Rider3	3%	0.40%
	5%	0.70%
1     Rate refers to the applicable interest rate for the Guaranteed Minimum Income Benefit Rider, the applicable Credit Enhancement rate for the Extra Credit Rider and the applicable withdrawal charge schedule for the Alternate Withdrawal Charge Rider.
2    The Company may increase the Rider charge for the Guaranteed Minimum Withdrawal Benefit Rider only if you elect a reset; the Company guarantees the
Rider charge upon reset will not exceed 1.10% on an annual basis. Please see the discussion under “Guaranteed Minimum Withdrawal Benefit” In Appendix A
– Riders Available for Purchase Only Prior to February 1, 2010. The current charge for such Rider is used in calculating the maximum Rider charge of 1.70%
(1.55% if your Contract was issued before September 1, 2005; provided however, that you may not select riders with total charges in excess of 1.00% if one of the riders you select is the 0-Year Alternate Withdrawal Charge Rider).
3    The Company will deduct the charge for this rider during the seven-year period beginning on the Contract Date.
4    If the Company issued your rider before September 1, 2005, the charge for the 4-year Alternate Withdrawal Charge Rider is 0.55%.

11

The table below shows the minimum and maximum total operating expenses charged by the Underlying Funds. You will pay the expenses of the Underlying Funds corresponding to the Subaccounts in which you invest during the time that you own the Contract. More detail concerning each Underlying Fund’s fees and expenses is contained in its prospectus.

	Minimum	Maximum
Gross Annual Underlying Fund Operating Expenses 1	0.65%	3.73%
Net Annual Underlying Fund Operating Expenses (after contractual waivers/reimbursements) 2	0.65%	1.91%
1    Expenses deducted from Underlying Fund assets include management fees, distribution (12b-1) fees, service fees and other expenses. The maximum expenses above represent the total annual operating expenses of that Underlying Fund with the highest total operating expenses for the period ended December 31, 2010, and the minimum expenses represent the total annual operating expenses of that Underlying Fund with the lowest total operating expenses for the period ended
December 31, 2010.
 Current and future total operating expenses of the Underlying Funds could be higher or lower than those shown in the table.
2    Certain of the Underlying Funds have entered into contractual expense waiver or reimbursement arrangements that reduce fund expenses during the period of the arrangement. These arrangements vary in length, and are in place at least through April 30, 2012.

Example — This Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, the account administration charge, separate account annual expenses (including the maximum rider charge) and Underlying Fund fees and expenses but do not include state premium taxes, which may be applicable to your Contract.

The Example assumes that you invest $10,000 in the Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the maximum fees and expense of the Contract and any of the Underlying Funds. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Based on Maximum Underlying Fund Expenses	1 Year	3 Years	5 Years	10 Years
If you surrender your Contract at the end of the applicable time period	$1,095	$2,268	$3,320	$5,920
If you do not surrender or you annuitize your Contract	$ 463	$1,738	$2,977	$5,920

Based on Minimum Underlying Fund Expenses	1 Year	3 Years	5 Years	10 Years
If you surrender your Contract at the end of the applicable time period	$ 975	$1,597	$2,140	$3,653
If you do not surrender or you annuitize your Contract	$ 339	$1,034	$1,752	$3,653

Condensed Financial Information

The following condensed financial information presents accumulation unit values and ending accumulation units outstanding for each Subaccount for each of the following periods ended December 31.

	2010	2009	2008	2007	2006	2005(a)
American Century VP Mid Cap Value(d)
Accumulation unit value:
Beginning of period	$ 7.97	$ 6.37	$ 8.76	$10.00	---	---
End of period	$ 9.13	$ 7.97	$ 6.37	$ 8.76	---	---
Accumulation units outstanding at the end of period	5,775	4,325	3,149	3,344	---	---

12

2010	2009	2008	2007	2006	2005(a)
American Century VP Ultra®
Accumulation unit value:
Beginning of period	$ 9.55	$ 7.37	$13.11	$11.27	$12.11	$11.97
End of period	$10.65	$ 9.55	$ 7.37	$13.11	$11.27	$12.11
Accumulation units outstanding at the end of period	17,981	26,092	31,464	21,562	18,946	14,567
American Century VP Value
Accumulation unit value:
Beginning of period	$11.54	$10.01	$14.19	$15.56	$13.64	$13.32
End of period	$12.56	$11.54	$10.01	$14.19	$15.56	$13.64
Accumulation units outstanding at the end of period	63,089	57,872	56,273	46,615	17,046	0
Dent Strategic Portfolio(e)
Accumulation unit value:
Beginning of period	$ 8.97	$ 7.90	$10.00	---	---	---
End of period	$ 9.07	$ 8.97	$ 7.90	---	---	---
Accumulation units outstanding at the end of period	12,350	22,157	31,067	---	---	---
Dreyfus IP Technology Growth
Accumulation unit value:
Beginning of period	$ 9.57	$ 6.33	$11.18	$10.14	$10.12	$ 9.51
End of period	$11.95	$ 9.57	$ 6.33	$11.18	$10.14	$10.12
Accumulation units outstanding at the end of period	33,278	7,957	5,982	7,962	262	0
Dreyfus VIF International Value
Accumulation unit value:
Beginning of period	$10.82	$ 8.60	$14.28	$14.27	$12.10	$11.11
End of period	$10.86	$10.82	$ 8.60	$14.28	$14.27	$12.10
Accumulation units outstanding at the end of period	90,582	87,866	69,360	29,784	28,047	0
Franklin Income Securities(d)
Accumulation unit value:
Beginning of period	$ 8.45	$ 6.47	$ 9.55	$10.00	---	---
End of period	$ 9.17	$ 8.45	$ 6.47	$ 9.55	---	---
Accumulation units outstanding at the end of period	106,684	70,459	64,115	84,085	---	---
Franklin Small Cap Value Securities(d)
Accumulation unit value:
Beginning of period	$ 7.06	$ 5.67	$ 8.79	$10.00	---	---
End of period	$ 8.72	$ 7.06	$ 5.67	$ 8.79	---	---
Accumulation units outstanding at the end of period	42,503	22,995	14,569	8,716	---	---
Franklin Templeton VIP Founding Funds Allocation(e)
Accumulation unit value:
Beginning of period	$ 8.14	$ 6.50	$10.00	---	---	---
End of period	$ 8.65	$ 8.14	$ 6.50	---	---	---
Accumulation units outstanding at the end of period	4,357	4,241	1,476	---	---	---
Invesco V.I. Basic Value
Accumulation unit value:
Beginning of period	$ 9.70	$ 6.82	$14.71	$15.07	$13.85	$13.44
End of period	$ 9.99	$ 9.70	$ 6.82	$14.71	$15.07	$13.85
Accumulation units outstanding at the end of period	31,174	36,009	32,068	30,072	2,551	471
Invesco V.I. Capital Development(b)
Accumulation unit value:
Beginning of period	$ 7.82	$ 5.72	$11.23	$10.55	$10.00	---
End of period	$ 8.93	$ 7.82	$ 5.72	$11.23	$10.55	---
Accumulation units outstanding at the end of period	29,012	30,352	53,052	24,784	13,235	---
Invesco V.I. Global Health Care
Accumulation unit value:
Beginning of period	$11.60	$ 9.43	$13.72	$12.74	$12.56	$11.67
End of period	$11.76	$11.60	$ 9.43	$13.72	$12.74	$12.56
Accumulation units outstanding at the end of period	7,247	5,664	5,336	8,875	377	0

13

2010	2009	2008	2007	2006	2005(a)
Invesco V.I. Global Real Estate(b)
Accumulation unit value:
Beginning of period	$15.65	$12.35	$23.17	$25.47	$18.54	$15.55
End of period	$17.72	$15.65	$12.35	$23.17	$25.47	$18.54
Accumulation units outstanding at the end of period	34,981	34,159	44,774	22,188	5,527	130
Invesco V.I. International Growth
Accumulation unit value:
Beginning of period	$13.30	$10.23	$17.87	$16.21	$13.16	$11.46
End of period	$14.42	$13.30	$10.23	$17.87	$16.21	$13.16
Accumulation units outstanding at the end of period	80,038	86,603	66,553	28,435	9,357	983
Invesco V.I. Mid Cap Core Equity
Accumulation unit value:
Beginning of period	$13.40	$10.71	$15.59	$14.82	$13.86	$13.18
End of period	$14.68	$13.40	$10.71	$15.59	$14.82	$13.86
Accumulation units outstanding at the end of period	43,883	24,598	12,856	8,310	2,085	1,348
Invesco Van Kampen V.I. Comstock ( b) (formerly Van Kampen LIT Comstock)
Accumulation unit value:
Beginning of period	$ 7.87	$ 6.36	$10.29	$10.94	$10.00	---
End of period	$ 8.77	$ 7.87	$ 6.36	$10.29	$10.94	---
Accumulation units outstanding at the end of period	15,024	13,548	15,672	12,402	51	---
Invesco Van Kampen V.I. Government (b) (formerly Van Kampen LIT Government)
Accumulation unit value:
Beginning of period	$ 9.84	$10.13	$10.36	$10.05	$10.00	---
End of period	$ 9.94	$ 9.84	$10.13	$10.36	$10.05	---
Accumulation units outstanding at the end of period	179,840	188,666	150,854	188,194	95,191	---
Invesco Van Kampen V.I. Equity and Income (formerly Van Kampen UIF Equity and Income) (b)
Accumulation unit value:
Beginning of period	$ 9.38	$ 7.95	$10.68	$10.73	$10.00	---
End of period	$10.12	$ 9.38	$ 7.95	$10.68	$10.73	---
Accumulation units outstanding at the end of period	56,763	62,292	34,264	22,006	5,685	---
Janus Aspen Enterprise(d)
Accumulation unit value:
Beginning of period	$ 8.06	$ 5.79	$10.71	$10.00	---	---
End of period	$ 9.74	$ 8.06	$ 5.79	$10.71	---	---
Accumulation units outstanding at the end of period	28,317	20,293	16,335	84,402	---	---
Janus Aspen Janus Portfolio(d)
Accumulation unit value:
Beginning of period	$ 7.80	$ 5.96	$10.28	$10.00	---	---
End of period	$ 8.59	$ 7.80	$ 5.96	$10.28	---	---
Accumulation units outstanding at the end of period	46,054	44,680	57,491	5,421	---	---
Legg Mason ClearBridge Variable Aggressive Growth(b)
Accumulation unit value:
Beginning of period	$ 7.43	$ 5.75	$10.04	$10.39	$10.00	---
End of period	$ 8.92	$ 7.43	$ 5.75	$10.04	$10.39	---
Accumulation units outstanding at the end of period	169,017	115,391	136,580	57,467	37,808	---
Legg Mason ClearBridge Variable Small Cap Growth(b)
Accumulation unit value:
Beginning of period	$ 8.28	$ 6.02	$10.54	$ 9.96	$10.00	---
End of period	$ 9.98	$ 8.28	$ 6.02	$10.54	$ 9.96	---
Accumulation units outstanding at the end of period	12,419	8,853	13,379	1,601	0	---

14

2010	2009	2008	2007	2006	2005(a)
Legg Mason Western Asset Variable Global High Yield Bond(d)
Accumulation unit value:
Beginning of period	$ 9.31	$ 6.24	$ 9.38	$10.00	---	---
End of period	$10.29	$ 9.31	$ 6.24	$ 9.38	---	---
Accumulation units outstanding at the end of period	139,573	12,620	2,835	579	---	---
MFS® VIT Research International(b)
Accumulation unit value:
Beginning of period	$ 8.55	$ 6.80	$12.28	$11.34	$10.00	---
End of period	$ 9.10	$ 8.55	$ 6.80	$12.28	$11.34	---
Accumulation units outstanding at the end of period	83,170	42,350	64,112	33,471	6,214	---
MFS® VIT Total Return(b)
Accumulation unit value:
Beginning of period	$ 9.04	$ 7.97	$10.65	$10.64	$10.00	---
End of period	$ 9.54	$ 9.04	$ 7.97	$10.65	$10.64	---
Accumulation units outstanding at the end of period	255,042	279,118	162,084	73,845	107,817	---
MFS® VIT Utilities(b)
Accumulation unit value:
Beginning of period	$11.61	$ 9.07	$15.15	$12.33	$10.00	---
End of period	$12.70	$11.61	$ 9.07	$15.15	$12.33	---
Accumulation units outstanding at the end of period	73,349	76,113	76,260	52,456	6,589	---
Morgan Stanley UIF Emerging Markets Equity (d) (formerly Van Kampen UIF Emerging Markets Equity)
Accumulation unit value:
Beginning of period	$ 8.66	$ 5.28	$12.68	$10.00	---	---
End of period	$ 9.92	$ 8.66	$ 5.28	$12.68	---	---
Accumulation units outstanding at the end of period	59,618	30,837	24,235	12,200	---	---
Mutual Global Discovery Securities(d)
Accumulation unit value:
Beginning of period	$ 8.18	$ 6.89	$10.00	$10.00	---	---
End of period	$ 8.82	$ 8.18	$ 6.89	$10.00	---	---
Accumulation units outstanding at the end of period	81,261	72,035	82,757	85,099	---	---
Neuberger Berman AMT Socially Responsive(c)
Accumulation unit value:
Beginning of period	$12.42	$ 9.82	$16.83	$16.28	$10.00	---
End of period	$14.69	$12.42	$ 9.82	$16.83	$16.28	---
Accumulation units outstanding at the end of period	59,550	37,466	33,971	19,820	95	---
Oppenheimer Core Bond Fund/VA(d)
Accumulation unit value:
Beginning of period	$ 6.15	$ 5.86	$ 9.98	$10.00	---	---
End of period	$ 6.59	$ 6.15	$ 5.86	$ 9.98	---	---
Accumulation units outstanding at the end of period	59,300	69,732	158,626	38,736	---	---
Oppenheimer Main Street Small- & Mid-Cap Fund ® /VA (formerly Oppenheimer Main Street Small Cap Fund®/VA )
Accumulation unit value:
Beginning of period	$13.61	$10.32	$17.28	$18.20	$16.48	$15.14
End of period	$16.13	$13.61	$10.32	$17.28	$18.20	$16.48
Accumulation units outstanding at the end of period	19,851	19,740	19,391	20,865	7,371	2,969
PIMCO VIT All Asset
Accumulation unit value:
Beginning of period	$11.85	$10.12	$12.49	$11.97	$11.87	$11.52
End of period	$12.91	$11.85	$10.12	$12.49	$11.97	$11.87
Accumulation units outstanding at the end of period	44,095	41,997	34,076	3,070	330	0

15

2010	2009	2008	2007	2006	2005(a)
PIMCO VIT CommodityRealReturn Strategy(b)
Accumulation unit value:
Beginning of period	$ 8.92	$ 6.54	$12.09	$10.18	$10.00	---
End of period	$10.70	$ 8.92	$ 6.54	$12.09	$10.18	---
Accumulation units outstanding at the end of period	26,023	25,952	26,263	11,367	3,812	---
PIMCO VIT Emerging Markets Bond(d)
Accumulation unit value:
Beginning of period	$10.32	$ 8.21	$ 9.99	$10.00	---	---
End of period	$11.13	$10.32	$ 8.21	$ 9.99	---	---
Accumulation units outstanding at the end of period	31,097	2,411	20,389	4,153	---	---
PIMCO VIT Foreign Bond (U.S. Dollar Hedged)(b)
Accumulation unit value:
Beginning of period	$10.41	$ 9.35	$ 9.94	$ 9.96	$10.00	---
End of period	$10.88	$10.41	$ 9.35	$ 9.94	$ 9.96	---
Accumulation units outstanding at the end of period	135,165	114,324	69,591	65,199	47,964	---
PIMCO VIT Low Duration
Accumulation unit value:
Beginning of period	$10.17	$ 9.32	$ 9.72	$ 9.40	$ 9.38	$ 9.60
End of period	$10.31	$10.17	$ 9.32	$ 9.72	$ 9.40	$ 9.38
Accumulation units outstanding at the end of period	160,132	133,536	52,930	14,680	20,870	1,138
PIMCO VIT Real Return
Accumulation unit value:
Beginning of period	$11.32	$ 9.93	$11.09	$10.41	$10.72	$10.83
End of period	$11.78	$11.32	$ 9.93	$11.09	$10.41	$10.72
Accumulation units outstanding at the end of period	223,783	283,822	179,856	154,493	57,766	17,518
Royce Micro-Cap(b)
Accumulation unit value:
Beginning of period	$ 8.95	$ 5.88	$10.75	$10.74	$10.00	---
End of period	$11.20	$ 8.95	$ 5.88	$10.75	$10.74	---
Accumulation units outstanding at the end of period	85,440	80,707	89,509	31,001	11,950	---
Rydex | SGI VT All-Asset Aggressive Strategy(d)
Accumulation unit value:
Beginning of period	$ 8.10	$ 7.10	$ 9.84	$10.00	---	---
End of period	$ 8.76	$ 8.10	$ 7.10	$ 9.84	---	---
Accumulation units outstanding at the end of period	21,400	17,215	13,512	31,164	---	---
Rydex | SGI VT All-Asset Conservative Strategy(d)
Accumulation unit value:
Beginning of period	$ 8.64	$ 8.53	$ 9.94	$10.00	---	---
End of period	$ 8.93	$ 8.64	$ 8.53	$ 9.94	---	---
Accumulation units outstanding at the end of period	37,574	27,841	26,895	10,928	---	---
Rydex | SGI VT All-Asset Moderate Strategy(d)
Accumulation unit value:
Beginning of period	$ 8.42	$ 7.82	$ 9.85	$10.00	---	---
End of period	$ 8.74	$ 8.42	$ 7.82	$ 9.85	---	---
Accumulation units outstanding at the end of period	50,773	46,842	60,888	51,212	---	---
Rydex | SGI VT All Cap Value
Accumulation unit value:
Beginning of period	$10.37	$ 8.09	$13.65	$13.78	$12.04	$11.86
End of period	$11.65	$10.37	$ 8.09	$13.65	$13.78	$12.04
Accumulation units outstanding at the end of period	116,481	98,458	122,982	74,392	35,472	26,024
Rydex | SGI VT Alpha Opportunity
Accumulation unit value:
Beginning of period	$12.63	$10.09	$16.00	$14.06	$12.90	$12.31
End of period	$14.68	$12.63	$10.09	$16.00	$14.06	$12.90
Accumulation units outstanding at the end of period	36,441	37,190	41,408	23,641	6,984	3,310

16

2010	2009	2008	2007	2006	2005(a)
Rydex | SGI VT Alternative Strategies Allocation(e)
Accumulation unit value:
Beginning of period	$ 7.72	$ 7.94	$10.00	---	---	---
End of period	$ 7.39	$ 7.72	$ 7.94	---	---	---
Accumulation units outstanding at the end of period	2,393	5,038	2,534	---	---	---
Rydex | SGI VT CLS AdvisorOne Amerigo(b)
Accumulation unit value:
Beginning of period	$ 8.47	$ 6.31	$11.51	$10.51	$10.00	---
End of period	$ 9.40	$ 8.47	$ 6.31	$11.51	$10.51	---
Accumulation units outstanding at the end of period	288,247	313,161	356,472	204,544	72,828	---
Rydex | SGI VT CLE AdvisorOne Clermont(b)
Accumulation unit value:
Beginning of period	$ 8.35	$ 7.08	$10.50	$10.27	$10.00	---
End of period	$ 8.93	$ 8.35	$ 7.08	$10.50	$10.27	---
Accumulation units outstanding at the end of period	97,756	105,797	82,118	50,789	33,998	---
Rydex | SGI VT High Yield
Accumulation unit value:
Beginning of period	$26.50	$15.93	$23.61	$24.02	$22.43	$22.38
End of period	$29.46	$26.50	$15.93	$23.61	$24.02	$22.43
Accumulation units outstanding at the end of period	95,275	115,442	90,954	62,264	31,608	2,395
Rydex | SGI VT Large Cap Concentrated Growth
Accumulation unit value:
Beginning of period	$ 5.05	$ 3.93	$ 6.48	$ 7.18	$ 6.93	$ 6.29
End of period	$ 5.67	$ 5.05	$ 3.93	$ 6.48	$ 7.18	$ 6.93
Accumulation units outstanding at the end of period	129,704	180,386	52,219	60,397	51,367	2,595
Rydex | SGI VT Large Cap Value
Accumulation unit value:
Beginning of period	$ 8.18	$ 6.72	$11.10	$10.89	$ 9.27	$ 8.59
End of period	$ 9.16	$ 8.18	$ 6.72	$11.10	$10.89	$ 9.27
Accumulation units outstanding at the end of period	96,296	122,120	130,020	154,507	10,643	75
Rydex | SGI VT Large Cap Core
Accumulation unit value:
Beginning of period	$ 4.94	$ 3.95	$ 6.55	$ 7.15	$ 6.58	$ 6.43
End of period	$ 5.54	$ 4.94	$ 3.95	$ 6.55	$ 7.15	$ 6.58
Accumulation units outstanding at the end of period	115,704	10,047	10,376	9,677	869	0
Rydex | SGI VT Managed Asset Allocation
Accumulation unit value:
Beginning of period	$ 9.10	$ 7.52	$10.72	$10.50	$ 9.73	$ 9.54
End of period	$ 9.69	$ 9.10	$ 7.52	$10.72	$10.50	$ 9.73
Accumulation units outstanding at the end of period	73,988	74,942	72,624	42,828	17,304	9,105
Rydex | SGI VT Managed Futures Strategy(f)
Accumulation unit value:
Beginning of period	$ 8.85	$ 9.57	$10.00	---	---	---
End of period	$ 8.22	$ 8.85	$ 9.57	---	---	---
Accumulation units outstanding at the end of period	2,780	2,648	13,637	---	---	---
Rydex | SGI VT Mid Cap Growth
Accumulation unit value:
Beginning of period	$ 6.57	$ 4.74	$ 8.19	$ 9.50	$ 9.40	$ 8.57
End of period	$ 7.86	$ 6.57	$ 4.74	$ 8.19	$ 9.50	$ 9.40
Accumulation units outstanding at the end of period	93,959	89,006	81,452	85,784	69,807	34,459
Rydex | SGI VT Mid Cap Value
Accumulation unit value:
Beginning of period	$21.18	$15.28	$22.17	$22.61	$20.47	$17.70
End of period	$24.04	$21.18	$15.28	$22.17	$22.61	$20.47
Accumulation units outstanding at the end of period	127,082	164,217	102,989	88,828	67,025	25,530

17

2010	2009	2008	2007	2006	2005(a)
Rydex | SGI VT Money Market
Accumulation unit value:
Beginning of period	$ 8.78	$ 9.15	$ 9.30	$ 9.23	$ 9.17	$ 9.26
End of period	$ 8.42	$ 8.78	$ 9.15	$ 9.30	$ 9.23	$ 9.17
Accumulation units outstanding at the end of period	441,813	682,115	612,095	473,826	72,011	0
Rydex | SGI VT MSCI EAFE Equal Weight (formerly Rydex | SGI VT Global)
Accumulation unit value:
Beginning of period	$ 8.19	$ 7.10	$11.97	$11.41	$10.10	$ 8.85
End of period	$ 9.13	$ 8.19	$ 7.10	$11.97	$11.41	$10.10
Accumulation units outstanding at the end of period	215,743	237,636	203,408	203,880	98,194	14,218
Rydex | SGI VT Multi-Hedge Strategies(d)
Accumulation unit value:
Beginning of period	$ 7.10	$ 7.63	$ 9.74	$10.00	---	---
End of period	$ 7.27	$ 7.10	$ 7.63	$ 9.74	---	---
Accumulation units outstanding at the end of period	62,330	131,239	2,633	0	---	---
Rydex | SGI VT Small Cap Growth
Accumulation unit value:
Beginning of period	$ 4.59	$ 3.52	$ 6.93	$ 6.81	$ 6.73	$ 6.27
End of period	$ 5.75	$ 4.59	$ 3.52	$ 6.93	$ 6.81	$ 6.73
Accumulation units outstanding at the end of period	46,088	32,880	28,287	25,508	13,065	0
Rydex | SGI VT Small Cap Value
Accumulation unit value:
Beginning of period	$21.12	$14.06	$23.77	$22.39	$20.49	$18.18
End of period	$24.80	$21.12	$14.06	$23.77	$22.39	$20.49
Accumulation units outstanding at the end of period	34,758	36,915	25,757	17,018	5,014	200
Rydex | SGI VT U.S. Intermediate Bond
Accumulation unit value:
Beginning of period	$10.17	$ 9.74	$11.08	$11.17	$11.18	$11.42
End of period	$10.39	$10.17	$ 9.74	$11.08	$11.17	$11.18
Accumulation units outstanding at the end of period	138,648	111,345	69,360	67,393	38,219	26,838
Rydex | SGI VT U.S. Long Short Momentum (formerly Rydex | SGI All-Cap Opportunity)
Accumulation unit value:
Beginning of period	$12.69	$10.35	$18.13	$15.34	$14.30	$12.57
End of period	$13.60	$12.69	$10.35	$18.13	$15.34	$14.30
Accumulation units outstanding at the end of period	23,729	27,214	26,693	27,459	9,645	833
(a)For the period February 1, 2005 (the date publicly offered) to December 31, 2005.
(b)For the period March 13, 2006 (the date publicly offered) to December 31, 2006.
(c)For the period May 1, 2006 (the date first publicly offered) to December 31, 2006.
(d)For the period April 30, 2007 (the date publicly offered) to December 31, 2007.
(e)For the period May 1, 2008 (the date publicly offered) to December 31, 2008.
(f)For the period November 17, 2008 (the date publicly offered) to December 31, 2008.

Information About the Company, the Separate Account, and the Funds

First Security Benefit Life Insurance and Annuity Company of New York — The Company is a life insurance company organized under the laws of the State of New York on November 8, 1994. The Company offers variable annuity contracts in New York and is admitted to do business in that state. On September 8, 1995, the Company merged with and is the successor corporation of Pioneer National Life Insurance Company, a stock life insurance company organized under the laws of the State of Kansas. The Company is a wholly-owned subsidiary of Security Benefit Corporation (“Security Benefit”), and is ultimately controlled by Sammons Enterprises, Inc.,

18

Dallas Texas. Sammons Enterprises has controlling or substantial stock interests in a large number of other companies engaged in the areas of insurance, corporate services and industrial distribution.

The Principal Underwriter for the Contract is Security Distributors, Inc. (“SDI”), One Security Benefit Place, Topeka, Kansas 66636-0001. SDI, an affiliate of the Company, is registered as a broker-dealer with the SEC and is a subsidiary of Security Benefit.

Published Ratings — The Company may from time to time publish in advertisements, sales literature and reports to Owners, the ratings and other information assigned to it by one or more independent rating organizations such as A.M. Best Company and Standard & Poor’s. The purpose of the ratings is to reflect the financial strength and/or claims-paying ability of the Company and should not be considered as bearing on the investment performance of assets held in the Separate Account. Each year A.M. Best Company reviews the financial status of thousands of insurers, culminating in the assignment of Best’s Ratings. These ratings reflect their current opinion of the relative financial strength and operating performance of an insurance company in comparison to the norms of the life/health insurance industry. In addition, the claims-paying ability of the Company as measured by Standard & Poor’s Insurance Ratings Services may be referred to in advertisements or sales literature or in reports to Owners. These ratings are opinions of an operating insurance company’s financial capacity to meet the obligations of its insurance and annuity policies in accordance with their terms. Such ratings do not reflect the investment performance of the Separate Account or the degree of risk associated with an investment in the Separate Account.

Separate Account — The Company established the Separate Account under New York law on January 22, 1996. The Contract provides that the income, gains, or losses of the Separate Account, whether or not realized, are credited to or charged against the assets of the Separate Account without regard to other income, gains, or losses of the Company. The Contract contains a provision stating that assets held in the Separate Account may not be charged with liabilities arising from other business that the Company conducts. The Company owns the assets in the Separate Account and is required to maintain sufficient assets in the Separate Account to meet all Separate Account obligations under the Contract. Such Separate Account assets are not subject to claims of the Company’s creditors. The Company may transfer to its General Account assets that exceed anticipated obligations of the Separate Account. All obligations arising under the Contract are general corporate obligations of the Company. The Company may invest its own assets in the Separate Account for other purposes, but not to support contracts other than variable annuity contracts, and may accumulate in the Separate Account proceeds from Contract charges and investment results applicable to those assets.

The Separate Account consists of accounts referred to as Subaccounts. The Contract provides that the income, gains and losses, whether or not realized, are credited to, or charged against, the assets of each Subaccount without regard to the income, gains or losses in the other Subaccounts. Each Subaccount invests exclusively in shares of a corresponding Underlying Fund. The Company may in the future establish additional Subaccounts of the Separate Account, which may invest in other Underlying Funds or in other securities or investment vehicles. See “Substitution of Investments.”

The Separate Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 (the “1940 Act”). Registration with the SEC does not involve supervision by the SEC of the administration or investment practices of the Separate Account or the Company.

Underlying Funds — Each Underlying Fund is an open-end management investment company. It is registered with the SEC under the 1940 Act. Such registration does not involve supervision by the SEC of the investments or investment policy of the Underlying Funds. Each Underlying Fund pursues different investment objectives and policies.

Shares of the Underlying Funds currently are not publicly traded mutual funds. They are available only as investment options in variable annuity or variable life insurance policies issued by life insurance companies or in some cases, through participation in certain qualified pension or retirement plans. Certain Underlying Funds have similar investment objectives and policies to other mutual funds managed by the same adviser. The investment results of the Underlying Funds, however, may be higher or lower than the results of such other funds. There can be no assurance, and no representation is made, that the investment results of any of the Underlying Funds will be comparable to the investment results of any other fund, even if both the Underlying Fund and the other fund are managed by the same adviser.

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Because the Underlying Funds may serve as investment vehicles for both variable life insurance policies and variable annuity contracts (“mixed funding”) and shares of the Underlying Funds also may be sold to separate accounts of other insurance companies (“shared funding”), material conflicts could occur. The Company currently does not foresee any disadvantages to Owners arising from either mixed or shared funding; however, due to differences in tax treatment or other considerations, it is possible that the interests of Owners of various contracts for which the Underlying Funds serve as investment vehicles might at some time be in conflict. However, the Company, each Underlying Fund’s Board of Directors, and any other insurance companies that participate in the Underlying Funds are required to monitor events in order to identify any material conflicts that arise from the use of the Underlying Funds for mixed and/or shared funding. If such a conflict were to occur, the Company would take steps necessary to protect Owners including withdrawal of the Separate Account from participation in the Underlying Fund(s) involved in the conflict. This might force an Underlying Fund to sell securities at disadvantageous prices.

A list of each Underlying Fund, its share class, if applicable, a summary of its investment objective, and its investment adviser is set forth at the end of this prospectus.  We cannot assure that any Underlying Fund will achieve its objective. More detailed information is contained in the prospectus of each Underlying Fund, including information on the risks associated with its investments and investment techniques.

Prospectuses for the Underlying Funds should be carefully read in conjunction with this Prospectus before investing. You may obtain prospectuses for the Underlying Funds by contacting the Company.

Certain Payments the Company and its Affiliate Receive With Regard to the Underlying Funds. The Company (and its affiliates) may receive payments from the Underlying Funds, their advisers, sub-advisers, and distributors, or affiliates thereof. The Company negotiates these payments and thus they differ by Underlying Fund (sometimes substantially), and the amounts the Company (or its affiliates) receive may be significant. Making these payments may provide an adviser, sub-adviser, or distributor (or affiliate thereof) with increased access to the Company and its affiliates involved in the distribution of the Contract. Proceeds from these payments may be used for any corporate purpose, including payment of expenses that the Company and its affiliates incur in promoting, marketing, and administering the Contract and, in its role as an intermediary, the Underlying Funds. The Company and its affiliates may profit from these payments.

12b-1 Fees. The Company and/or its affiliate, Security Distributors, Inc. (“SDI”), the principal underwriter for the Contract, receive 12b-1 fees from certain of the Underlying Funds that are based on a percentage of the average daily net assets of the particular Underlying Fund attributable to the Contract and certain other variable insurance contracts issued or administered by the Company (or its affiliates). Rule 12b-1 fees are paid out of Underlying Fund assets as part of the Underlying Fund’s total annual underlying fund operating expenses. Payments made out of Underlying Fund assets will reduce the amount of assets that would otherwise be available for investment, and will reduce the Underlying Funds’ investment returns. Currently, the Company and SDI receive 12b-1 fees ranging from 0% to 0.35% of the average net assets of the Contract (and certain other variable insurance contracts issued or administered by the Company (or its affiliates)) invested in the Underlying Fund.

Payments from Underlying Fund Service Providers. The Company (and/or its affiliates) also receives payments from the investment advisers, sub-advisers, or distributors (or affiliates thereof) of certain of the Underlying Funds (including affiliated Underlying Funds). These payments may be derived, in whole or in part, from the investment advisory fee deducted from Underlying Fund assets. Owners, through their indirect investment in the Underlying Funds, bear the costs of these investment advisory fees (see the Underlying Funds’ prospectuses for more information). These payments are based on a percentage of the average daily net assets of the particular Underlying Fund attributable to the Contract and to certain other variable insurance contracts issued or administered by the Company (or its affiliates). Currently, the Company and its affiliates receive payments that range from 0% to 0.60% of the average net assets of the Contract (and certain other variable insurance contracts issued or administered by the Company (or its affiliates)) invested in the Underlying Fund.

Other Payments. An Underlying Fund’s adviser, sub-adviser, distributor, or affiliates may provide the Company (or its affiliates) and/or broker-dealers that sell the Contract (“selling firms”) with wholesaling services to assist the Company in the distribution of the Contract, may pay the Company (or its affiliates) and/or selling firms amounts to participate in national and regional sales conferences and meetings with the sales desks, and may provide the Company (or its affiliates) and/or selling firms with occasional gifts, meals, tickets, or other compensation as an incentive to market the Underlying Funds and to cooperate with their promotional efforts.

For details about the compensation payments the Company makes in connection with the sale of the Contract, see “Sale of the Contract.”

20

Total Payments. Currently, the Company and its affiliates, including SDI, receive payments from the Underlying Funds, their advisers, sub-advisers, and distributors, or affiliates thereof in the form of 12b-1 fees and/or other payments that range in total from 0.25% to a maximum of 0.60% of the average net assets of the Contract (and certain other variable insurance contracts issued or administered by the Company (or its affiliates)) invested in the Underlying Fund on an annual basis.

Selection of Underlying Funds. The Company selects the Underlying Funds offered through the Contract based on several criteria, including asset class coverage, the strength of the investment adviser’s (or sub-adviser’s) reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor the Company considers during the selection process is whether the Underlying Fund, its adviser, its sub-adviser, or an affiliate will make payments to the Company or its affiliates, as described above. The Company also considers whether the Underlying Fund’s adviser is one of its affiliates, and whether the Underlying Fund, its adviser, sub-adviser, or distributor (or an affiliate) can provide marketing and distribution support for sale of the Contract. The Company reviews each Underlying Fund periodically after it is selected. Upon review, the Company may remove an Underlying Fund or restrict allocation of additional Purchase Payments and/or transfers of Contract Value to an Underlying Fund if it determines the Underlying Fund no longer meets one or more of the criteria and/or if the Underlying Fund has not attracted significant contract owner assets. The Company does not recommend or endorse any particular Underlying Fund, and does not provide investment advice.

The Contract

General — The Company issues the Contract offered by this Prospectus. It is a flexible purchase payment deferred variable annuity. To the extent that you allocate all or a portion of your Purchase Payments to the Subaccounts, the Contract is significantly different from a fixed annuity contract in that it is the Owner under a Contract who assumes the risk of investment gain or loss rather than the Company. When you are ready to begin receiving annuity payments, the Contract provides several Annuity Options under which the Company will pay periodic annuity payments on a variable basis, a fixed basis or both, beginning on the Annuity Start Date. The amount that will be available for annuity payments will depend on the investment performance of the Subaccounts to which you have allocated Purchase Payments and the amount of interest credited on Contract Value that you have allocated to the Fixed Account.

The Contract is available for purchase by an individual as a non-tax qualified retirement plan (“Non-Qualified Plan”). The Contract is also eligible for purchase in connection with certain tax qualified retirement plans that meet the requirements of Section 403(b), 408, or 408A of the Internal Revenue Code (“Qualified Plan”). Certain federal tax advantages are currently available to retirement plans that qualify as (1) annuity purchase plans of public school systems and certain tax-exempt organizations under Section 403(b), or (2) traditional and Roth individual retirement accounts or annuities, including traditional IRAs established by an employer under a simplified employee pension plan or a SIMPLE IRA plan, under Section 408. Joint Owners are permitted only on a Contract issued pursuant to a Non-Qualified Plan. If you are purchasing the contract as an investment vehicle for a Section 403(b), 408, or 408A Qualified Plan, you should consider that the Contract does not provide any additional tax advantages beyond those already available through the Qualified Plan. However, the Contract does offer features and benefits in addition to providing tax deferral that other investments may not offer, including death benefit protection for your beneficiaries and annuity options which guarantee income for life. You should consult with your financial professional as to whether the overall benefits and costs of the Contract are appropriate considering your circumstances.

Important Information About Your Benefits Under the Contract — The benefits under the Contract are paid by us from our General Account assets and/or your Contract Value held in the Separate Account. It is important that you understand that payment of benefits from the Separate Account is not guaranteed and depends upon certain factors discussed below.

Assets in the Separate Account. Your Contract permits you to allocate Purchase Payments and Contract Value to various Subaccounts. You bear all of the investment risk for allocations to the Subaccounts. Your Contract Value in the Subaccounts is part of the assets of the Separate Account. These assets are segregated and cannot be charged with liabilities arising from any other business that we may conduct.

Assets in the General Account. The Contract also permits you to allocate Purchase Payments and Contract Value to the Fixed Account. Amounts allocated to the Fixed Account, plus any guarantees under the Contract that exceed your Contract Value (such as those associated with the guaranteed death benefit and any enhanced death

21

benefits provided by rider, a guaranteed minimum withdrawal benefit rider, or a guaranteed minimum income benefit rider), are paid from our General Account. We issue other types of insurance policies and financial products as well, and we pay our obligations under these products from our assets in the General Account.

Any amounts that we are obligated to pay under the Contract from the General Account are subject to our financial strength and claims-paying ability . An insurance company’s financial strength and claims-paying ability may be affected by, among other factors, adverse market developments. Adverse market developments may result in, among other things, realized losses on General Account investments, unrealized losses on such investments (which may or may not result in accounting impairments), increased reserve requirements, and a reduction of capital both absolutely and relative to minimum, regulatory required capital (some of which are cash items and some of which are non-cash items). Adverse market developments are an inherent risk to our, and any insurer’s, General Account.

Our Ratings. You will find, at www.securitybenefit.com, information on ratings assigned to the Company by third-party rating organizations A.M. Best Company and Standard & Poor’s. These ratings are opinions of our capacity to meet the obligations of our insurance and annuity contracts based on our financial strength and claims-paying ability .

Financial Statements. We encourage both existing and prospective Contract owners to read and understand our financial statements. We prepare our financial statements on both a statutory basis, as required by our state regulators who oversee our financial strength and/or claims paying ability, and according to Generally Accepted Accounting Principles (GAAP). Our most recently available audited GAAP financial statements are included in the Statement of Additional Information, which is available at no charge by writing us at our Administrative Office, One Security Benefit Place, Topeka, Kansas 66636, or by calling us at 1-800-888-2461. You also may obtain our most recent quarterly and annual unaudited statutory financial statements, as well as our most recently available annual audited statutory financial statements, by calling us at 1-800-888-2461 or by visiting www.securitybenefit.com. Please note that accounting principles and rules used to prepare statutory financial statements for regulatory filings of life insurance companies differ in certain instances from the principles and rules used to prepare GAAP financial statements, and the resulting differences may be material.

Application for a Contract — If you wish to purchase a Contract, you may submit an application and an initial Purchase Payment to the Company, as well as any other form or information that the Company may require. The Company reserves the right to reject an application or Purchase Payment for any reason, subject to the Company’s underwriting standards and guidelines and any applicable state or federal law relating to nondiscrimination.

The maximum age of an Owner or Annuitant for which a Contract will be issued is age 85. If there are Joint Owners or Annuitants, the maximum issue age will be determined by reference to the older Owner or Annuitant.

Optional Riders — Upon your application for the Contract, you may select one or more of the following riders:

•	Annual Stepped Up Death Benefit;
•	Extra Credit at 4%; or
•	0-Year or 4-Year Alternate Withdrawal Charge.

The Company makes each rider option available only at issue. You cannot change or cancel the Rider(s) that you select after they are issued. See the detailed description of the riders below.

For information on riders that are no longer available for purchase, please see Appendix A  – Riders Available for Purchase Only Prior to February 1, 2010.

      Please note that any amount that we may pay or make available under any optional rider that is in excess of Contract Value is subject to our financial strength and claims-paying ability.

Annual Stepped Up Death Benefit — This rider makes available an enhanced death benefit upon the death of the Owner or any Joint Owner prior to the Annuity Start Date. The death benefit proceeds will be the death benefit reduced by any outstanding Contract Debt, any pro rata account administration charge and any uncollected premium tax. If the Extra Credit Rider was in effect, the Company will reduce death benefit proceeds by the amount of any Credit Enhancement applied to the Subaccounts within 12 months preceding the date of the Owner’s death; provided that the death benefit defined in 1 below will not be so reduced. However, the Company will not reduce death benefit proceeds by the amount of any Credit Enhancement applied to the Fixed Account. If an Owner dies prior to the Annuity Start Date, the amount of the death benefit under this rider will be the greatest of:

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1.	The sum of all Purchase Payments and, if applicable, Credit Enhancements applied to the Fixed Account, less any withdrawals (including systematic withdrawals) and withdrawal charges;

2.	The Contract Value on the Valuation Date due proof of death and instructions regarding payment for each Designated Beneficiary are received by the Company; or

3.	The Stepped Up Death Benefit.

The Stepped Up Death Benefit is the largest result for the following calculation as of the date of receipt of instructions regarding payment of the death benefit:

•	The highest Contract Value on any Contract Anniversary that occurs prior to the oldest Owner attaining age 81; plus

•	Any Purchase Payments received by the Company since the applicable Contract Anniversary; less

•
An adjustment for any withdrawals (including systematic withdrawals) and withdrawal charges made since the applicable anniversary. In the event of a withdrawal (including a systematic withdrawal), the Stepped Up Death Benefit is reduced as of the date of the withdrawal by a percentage found by dividing the withdrawal amount, including any withdrawal charges, by Contract Value immediately prior to the withdrawal.

If an Owner dies prior to the Annuity Start Date, but due proof of death and instructions regarding payment are not received by the Company at its Administrative Office within 12 months of the date of the Owner’s death, the death benefit will be as set forth in item 2 above. If the Designated Beneficiary(ies) can show that it was not reasonably possible to furnish due proof of death and instructions regarding payment within 12 months of the date of the Owner’s death and the Designated Beneficiary(ies) furnish such proof of death and instructions as soon as reasonably possible, the Company shall not so reduce the death benefit and shall calculate it as set forth above.

This rider is available only if the age of the Owner at the time the Contract is issued is age 79 or younger. See the discussion under “Death Benefit.”

Extra Credit — This rider makes available a Credit Enhancement, which is an amount added to your Contract Value by the Company. You may purchase this rider only at issue. A Credit Enhancement of 4% of Purchase Payments, as elected in the application, will be added to Contract Value for each Purchase Payment made in the first Contract Year. Prior to February 1, 2010, a Credit Enhancement of 3% or 5% was also available for Election. Any Credit Enhancement will be allocated among the Subaccounts in the same proportion as your Purchase Payment. This rider is available only if the age of the Owner on the Contract Date is age 80 or younger.

In the event of a full or partial withdrawal, the Company will recapture all or part of any Credit Enhancement that has not yet vested. An amount equal to 1/7 of the Credit Enhancement will vest as of each anniversary of the rider’s date of issue and the Credit Enhancement will be fully vested at the end of seven years from that date. The amount to be forfeited in the event of a withdrawal is equal to a percentage of the Credit Enhancement that has not yet vested. The percentage is determined for each withdrawal as of the date of the withdrawal by dividing:

1.	The amount of the withdrawal, including any withdrawal charges, less the Free Withdrawal Amount, by
2.	Contract Value immediately prior to the withdrawal.

The Company will recapture Credit Enhancements on withdrawals only to the extent that total withdrawals in a Contract Year, including systematic withdrawals, exceed the Free Withdrawal amount. The Free Withdrawal amount is equal in the first Contract Year, to 10% of Purchase Payments, excluding any Credit Enhancements, made during the year and, for any subsequent Contract Year, to 10% of Contract Value as of the first Valuation Date of that Contract Year. In addition, the Company does not recapture Credit Enhancements on withdrawals made to pay the fees of your registered investment adviser, provided that your adviser has entered into a variable annuity adviser agreement with the Company.

The Company may recapture Credit Enhancements in the event of a full or partial withdrawal as discussed above. If you exercise your right to return the Contract during the Free-Look period, your Contract Value will be reduced by the value of any Credit Enhancements applied. See “Free-Look Right.” Death benefit proceeds may

23

exclude all or part of any Credit Enhancements. See “Death Benefit” and the discussions of the Annual Stepped Up Death Benefit Riders.

The Company expects to make a profit from the charge for this rider and funds payment of the Credit Enhancements through the rider charge and the vesting schedule. The Extra Credit Rider would make sense for you only if you expect your average annual return (net of expenses of the Contract and the Underlying Funds) to exceed the applicable amount set forth in the table below, and you do not expect to make Purchase Payments to the Contract after the first Contract Year. The returns below represent the amount that must be earned each year during the seven-year period beginning on the Contract Date to break even on the rider. The rate of return assumes that all Purchase Payments are made during the first Contract Year when the Credit Enhancement is applied to Purchase Payments. If Purchase Payments are made in subsequent Contract Years, the applicable rider charge will be higher and no offsetting Credit Enhancement will be available. As a result, the rate of return required to break even would be higher.

If your actual returns are greater than the amounts set forth below and you make no Purchase Payments after the first Contract Year, you will profit from the purchase of the rider. If your actual returns are less, for example, in a down market, or if you make additional Purchase Payments that are not eligible for the Credit Enhancement, you will be worse off than if you had not purchased the rider. Please note that the returns below are net of Contract and Underlying Fund expenses so that you would need to earn the amount in the table plus the amount of applicable expenses to break even on the rider.

Interest Rate	Rate of Return (net of expenses)
3%*	-5.00%
4%	-1.50%
5%*	0.80%
*Effective February 1, 2010, the 3% and 5% Credit Enhancement are no longer available for election with the Extra Credit rider.

The Internal Revenue Code generally requires that interests in a tax-qualified Contract be nonforfeitable, and it is unclear whether the Credit Enhancement feature is consistent with those requirements. Consult a tax advisor before purchasing this rider as part of a tax-qualified Contract.

Alternate Withdrawal Charge — This Rider makes available an alternative withdrawal charge schedule. You may select one of the following schedules at the time of purchase of the Rider, which is available only at issue.

0-Year Schedule		4-Year Schedule
Purchase Payment Age (in years)	Withdrawal Charge	Purchase Payment Age (in years)	Withdrawal Charge
0 and over	0%	1	7%
		2	7%
		3	6%
		4	5%
		5 and over	0%

If you purchase this Rider, the withdrawal charge schedule above will apply in lieu of the 7-year withdrawal charge schedule described under “Contingent Deferred Sales Charge.” If you have also purchased the Extra Credit Rider, you may forfeit all or part of any Credit Enhancement in the event of a full or partial withdrawal. See “Extra Credit.”

Riders Available for Purchase Only Prior to February 1, 2010 — A number of other riders previously offered with the Contract are no longer available for purchase. Please refer to Appendix A  – Riders Available for Purchase Only Prior to February 1, 2010 for a description of these riders.

Purchase Payments — The minimum initial Purchase Payment for the purchase of a Contract is $10,000. Thereafter, you may choose the amount and frequency of Purchase Payments, except that the minimum subsequent Purchase Payment is $500. The minimum subsequent Purchase Payment if you elect an Automatic Investment

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Program is $50. The Company may reduce the minimum Purchase Payment requirement under certain circumstances. The Company will not accept without prior Company approval aggregate Purchase Payments in an amount that exceeds $1,000,000 under any variable annuity contract(s) issued by the Company for which you are the Owner and/or Joint Owner.

The Company will apply the initial Purchase Payment not later than the end of the second Valuation Date after the Valuation Date it is received by the Company; provided that the Purchase Payment is preceded or accompanied by an application that contains sufficient information to establish an account and properly credit such Purchase Payment. The application form will be provided by the Company. If you submit your application and/or initial Purchase Payment to your registered representative, the Company will not begin processing the application and initial Purchase Payment until the Company receives them from your representative’s broker-dealer. If the Company does not receive a complete application, the Company will hold your Purchase Payment in its General Account and will notify you that it does not have the necessary information to issue a Contract and/or apply the Purchase Payment to your Contract. If you do not provide the necessary information to the Company within five Valuation Dates after the Valuation Date on which the Company first receives the initial Purchase Payment or if the Company determines it cannot otherwise issue the Contract and/or apply the Purchase Payment to your Contract, the Company will return the initial Purchase Payment to you unless you consent to the Company retaining the Purchase Payment until the application is made complete.

The Company will credit subsequent Purchase Payments as of the end of the Valuation Period in which they are received by the Company at its Administrative Office; however, subsequent Purchase Payments received at or after the cut-off time of 3:00 p.m. Central time will be effected at the Accumulation Unit value determined on the following Valuation Date. See “Cut-Off Times.” Purchase Payments after the initial Purchase Payment may be made at any time prior to the Annuity Start Date, so long as the Owner is living. Subsequent Purchase Payments under a Qualified Plan may be limited by the terms of the plan and provisions of the Internal Revenue Code. Subsequent Purchase Payments may be paid under an Automatic Investment Program. The initial Purchase Payment required must be paid before the Company will accept the Automatic Investment Program. If you submit a subsequent Purchase Payment to your registered representative, the Company will not begin processing the Purchase Payment until the Company receives it from your representative’s broker-dealer.

If mandated under applicable law, the Company may be required to reject a purchase payment. The Company also may be required to provide additional information about an Owner’s account to government regulators. In addition, the Company may be required to block an Owner’s account and thereby refuse to pay any request for transfers, full or partial withdrawals (including systematic withdrawals) , or death benefits until instructions are received from the appropriate regulator.

Allocation of Purchase Payments — In an application for a Contract, you select the Subaccounts or the Fixed Account to which Purchase Payments will be allocated. Purchase Payments will be allocated according to your instructions contained in the application or more recent instructions received, if any, except that no Purchase Payment allocation is permitted that would result in less than $25.00 per payment being allocated to any one Subaccount or the Fixed Account. The allocations may be a whole dollar amount or a whole percentage. Available allocation alternatives include the Subaccounts and the Fixed Account.

You may change the Purchase Payment allocation instructions by submitting a proper written request to the Company’s Administrative Office. A proper change in allocation instructions will be effective upon receipt by the Company at its Administrative Office and will continue in effect until you submit a change in instructions to the Company. You may make changes in your Purchase Payment allocation and changes to an existing Dollar Cost Averaging or Asset Reallocation Option by telephone provided the proper form is properly completed, signed, and filed at the Company’s Administrative Office. Changes in the allocation of future Purchase Payments have no effect on existing Contract Value. You may, however, transfer Contract Value among the Subaccounts and the Fixed Account in the manner described in “Transfers of Contract Value.”

Bonus Credit — During the period that began September 1, 2005 and ended December 31, 2007, the Company paid a Bonus Credit equal to 2% of any initial purchase payment applied to a Contract issued during that time period; provided, however, that the rider was available only if (1) the Company issued the Contract during the period of September 1, 2005 through December 31, 2007; (2) the Contract was issued without an Alternate Withdrawal Charge Rider; and (3) the age of any Owner on the Contract Date was 80 or younger. The Company applied the

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Bonus Credit at the time the initial Purchase Payment was effective and allocated it among the Subaccounts in the same proportion as the initial purchase payment. This rider is no longer available. There is no additional charge for the 2% Bonus Credit.

Dollar Cost Averaging Option — Prior to the Annuity Start Date, you may dollar cost average your Contract Value by authorizing the Company to make periodic transfers of Contract Value from any one Subaccount to one or more of the other Subaccounts. Dollar cost averaging is a systematic method of investing in which securities are purchased at regular intervals in fixed dollar amounts so that the cost of the securities gets averaged over time and possibly over various market cycles. The option will result in the transfer of Contract Value from one Subaccount to one or more of the other Subaccounts. Amounts transferred under this option will be credited at the price of the Subaccount as of the end of the Valuation Dates on which the transfers are effected. Since the price of a Subaccount’s Accumulation Units will vary, the amounts transferred to a Subaccount will result in the crediting of a greater number of units when the price is low and a lesser number of units when the price is high. Similarly, the amounts transferred from a Subaccount will result in a debiting of a greater number of units when the price is low and a lesser number of units when the price is high. Dollar cost averaging does not guarantee profits, nor does it assure that you will not have losses.

A Dollar Cost Averaging form is available upon request. On the form, you must designate whether Contract Value is to be transferred on the basis of a specific dollar amount, a fixed period or earnings only, the Subaccount or Subaccounts to and from which the transfers will be made, the desired frequency of the transfers, which may be on a monthly, quarterly, semiannual, or annual basis, and the length of time during which the transfers shall continue or the total amount to be transferred over time. The minimum amount that may be transferred to any one Subaccount is $25.00. The Company does not require that transfers be continued over any minimum period of time, although typically dollar cost averaging would extend over a period of at least one year.

After the Company has received a Dollar Cost Averaging request in proper form at its Administrative Office, the Company will transfer Contract Value in the amounts you designate from the Subaccount from which transfers are to be made to the Subaccount or Subaccounts you have chosen. The Company will effect each transfer on the date you specify or if no date is specified, on the monthly, or quarterly, semiannual, or annual anniversary, whichever corresponds to the period selected, of the date of receipt at the Administrative Office of a Dollar Cost Averaging request in proper form. Transfers will be made until the total amount elected has been transferred, or until Contract Value in the Subaccount from which transfers are made has been depleted. Amounts periodically transferred under this option are not included in the six transfers per Contract Year that generally are allowed as discussed under “Transfers of Contract Value.”

You may make changes to the option by writing to the Company’s Administrative Office or by telephone provided the proper form is completed, signed, and filed at the Company’s Administrative Office. You may instruct the Company at any time to terminate the option by written request to the Company’s Administrative Office. In that event, the Contract Value in the Subaccount from which transfers were being made that has not been transferred will remain in that Subaccount unless you instruct us otherwise. If you wish to continue transferring on a dollar cost averaging basis after the expiration of the applicable period, the total amount elected has been transferred, or the Subaccount has been depleted, or after the Dollar Cost Averaging Option has been canceled, a new Dollar Cost Averaging form must be completed and sent to the Administrative Office. The Company requires that you wait at least one month if transfers were made on a monthly basis, or one quarter if transfers were made on a quarterly, semiannual or annual basis, before reinstating Dollar Cost Averaging after it has been terminated for any reason. The Company may discontinue, modify, or suspend the Dollar Cost Averaging Option at any time. The Company does not currently charge a fee for this option. If you elect the Dollar Cost Averaging Option, you may also elect the Asset Reallocation Option.

You may also dollar cost average Contract Value to or from the Fixed Account, subject to certain restrictions described under “Transfers and Withdrawals from the Fixed Account.”

Asset Reallocation Option — Prior to the Annuity Start Date, you may authorize the Company to automatically transfer Contract Value on a monthly, quarterly, semiannual, or annual basis to maintain a particular percentage allocation among the Subaccounts. The Contract Value allocated to each Subaccount will grow or decline in value at different rates during the selected period, and Asset Reallocation automatically reallocates the Contract Value in the Subaccounts to the allocation you selected on a monthly, quarterly, semiannual, or annual basis, as you select.

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Asset Reallocation is intended to transfer Contract Value from those Subaccounts that have increased in value to those Subaccounts that have declined in value. Over time, this method of investing may help you buy low and sell high. This investment method does not guarantee profits, nor does it assure that you will not have losses.

To elect this option an Asset Reallocation request in proper form must be received by the Company at its Administrative Office. An Asset Reallocation form is available upon request. On the form, you must indicate the applicable Subaccounts, the applicable time period and the percentage of Contract Value to be allocated to each Subaccount.

Upon receipt of the Asset Reallocation form, the Company will effect a transfer among the Subaccounts based upon the percentages that you selected. Thereafter, the Company will transfer Contract Value to maintain that allocation on each monthly, quarterly, semiannual, or annual anniversary, as applicable, of the date of the Company’s receipt of the Asset Reallocation request in proper form. The amounts transferred will be credited at the price of the Subaccount as of the end of the Valuation Date on which the transfer is effected. Amounts periodically transferred under this option are not included in the six transfers per Contract Year that generally are allowed as discussed under “Transfers of Contract Value.”

You may make changes to the option by writing to the Company’s Administrative Office or by telephone provided the proper form is completed, signed, and filed at the Company’s Administrative Office. You may instruct the Company at any time to terminate this option by written request to the Company’s Administrative Office. In that event, the Contract Value in the Subaccounts that has not been transferred will remain in those Subaccounts regardless of the percentage allocation unless you instruct us otherwise. If you wish to continue Asset Reallocation after it has been canceled, a new Asset Reallocation form must be completed and sent to the Company’s Administrative Office. The Company may discontinue, modify, or suspend, and reserves the right to charge a fee for the Asset Reallocation Option at any time. The Company does not currently charge a fee for this option. If you elect the Asset Reallocation Option, you may also elect the Dollar Cost Averaging Option.

Contract Value allocated to the Fixed Account may be included in the Asset Reallocation option, subject to certain restrictions described in “Transfers and Withdrawals from the Fixed Account.”

Transfers of Contract Value — You may transfer Contract Value among the Subaccounts upon proper written request to the Company’s Administrative Office both before and after the Annuity Start Date. You may make transfers (other than transfers pursuant to the Dollar Cost Averaging and Asset Reallocation Options) by telephone if the proper form has been completed, signed and filed at the Company’s Administrative Office. The minimum transfer amount is $500, or the amount remaining in a given Subaccount. The minimum transfer amount does not apply to transfers under the Dollar Cost Averaging or Asset Reallocation Options.

The Company generally effects transfers between Subaccounts at their respective Accumulation Unit values as of the close of the Valuation Period during which the transfer request is received; however, transfer requests received at or after the cut-off time of 3:00 p.m. Central time on any Valuation Date will be effected at the Accumulation Unit value determined on the following Valuation Date. See “Cut-Off Times.”

You may also transfer Contract Value to the Fixed Account; however, transfers from the Fixed Account to the Subaccounts are restricted as described in “The Fixed Account.”

Frequent Transfer Restrictions. The Contract is not designed for organizations or individuals engaging in a market timing strategy, or making programmed transfers, frequent transfers or transfers that are large in relation to the total assets of the Underlying Fund. These kinds of strategies and transfer activities may disrupt portfolio management of the Underlying Funds in which the Subaccounts invest (such as requiring the Underlying Fund to maintain a high level of cash or causing the Underlying Fund to liquidate investments prematurely to pay withdrawals), hurt Underlying Fund performance, and drive Underlying Fund expenses (such as brokerage and administrative expenses) higher. In addition, because other insurance companies and/or retirement plans may invest in the Underlying Funds, the risk exists that the Underlying Funds may suffer harm from programmed, frequent, or large transfers among subaccounts of variable contracts issued by other insurance companies or among investment options available to retirement plan participants. These risks and costs are borne by all shareholders of the affected Underlying Fund, Owners and Participants with Contract Value allocated to the corresponding Subaccount (as well as their Designated Beneficiaries and Annuitants) and long-term investors who do not generate these costs.

The Company has in place policies and procedures designed to restrict transfers if we determine that you are engaging in a pattern of transfers that is disruptive to the Underlying Funds or potentially disadvantageous to other Owners and Participants with Contract Value allocated to the applicable Subaccount (regardless of the number of

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previous transfers the Owner or Participant has made during the Contract Year). In making this determination, we monitor transfers among the Subaccounts and consider, among other things, the following factors:

•	The total dollar amount being transferred;

•	The number of transfers you made within the previous 12 months;

•	Transfers to and from (or from and to) the same Subaccount;

•	Whether your transfers appear to follow a pattern designed to take advantage of short-term market fluctuations; and

•	Whether your transfers appear to be part of a group of transfers made by a third party on behalf of the individual Owners in the group.

If the Company determines that your transfer patterns among the Subaccounts are disruptive to the Underlying Funds or potentially disadvantageous to Owners and Participants, the Company may send you a letter notifying you that it is prohibiting you from making telephone transfers or other electronic transfers and instead requiring that you submit transfer requests in writing via regular U.S. mail for a specified period beginning on the date of the letter. However, because the Company does not apply this restriction uniformly, there is a risk that some owners may engage in transfer activity in a manner that is disruptive to the Underlying Funds or potentially disadvantageous to other Owner or Participants , which may have a negative impact on such other Owners and Participants .

In addition, if you make a certain number of transfers from a Subaccount followed by a transfer to that Subaccount (or to a Subaccount followed by a transfer from that Subaccount) (“round trip transfers”) during the prior 12-month period (or such shorter period as specified in the chart below), the Company will prohibit further transfers to that Subaccount until such transfer may be made without violating the number of round trip transfers permitted (please see the chart below).

Subaccount	Number of Round Trip Transfers
Rydex | SGI VT CLS AdvisorOne Amerigo, Rydex | SGI VT CLS AdvisorOne Clermont, Rydex | SGI VT Money Market	Unlimited
Oppenheimer Core Bond Fund/VA, Oppenheimer Main Street Small - & Mid- Cap Fund®/VA	61
Dent Strategic Portfolio, Invesco V.I. Basic Value, Invesco V.I. Capital Development, Invesco V.I. Global Health Care, Invesco V.I. Global Real Estate, Invesco V.I. Government Securities; Invesco V.I. International Growth, Invesco V.I. Mid Cap Core Equity, Invesco Van Kampen V.I. Comstock; Invesco Van Kampen V.I. Equity and Income; Morgan Stanley UIF Emerging Markets Equity Neuberger Berman AMT Socially Responsive, PIMCO VIT All Asset, PIMCO VIT CommodityRealReturn Strategy, PIMCO VIT Emerging Markets Bond, PIMCO VIT Foreign Bond (U.S. Dollar-Hedged), PIMCO VIT Low Duration, and PIMCO VIT Real Return
41
Legg Mason ClearBridge Variable Aggressive Growth, Legg Mason ClearBridge Variable Small Cap Growth, and Legg Mason Western Asset Variable Global High Yield Bond	31
Dreyfus IP Technology Growth, Dreyfus VIF International Value	2 4
American Century VP Mid Cap Value, American Century VP Ultra®, American Century VP Value , and Royce Micro-Cap	21

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Subaccount	Number of Round Trip Transfers
MFS® VIT Research International, MFS® VIT Total Return, MFS® VIT Utilities , Rydex | SGI VT All Cap Value, Rydex | SGI VT All-Asset Aggressive Strategy, Rydex | SGI VT All-Asset Conservative Strategy, Rydex | SGI VT All-Asset Moderate Strategy, Rydex | SGI VT Alternative Strategies Allocation, Rydex | SGI VT High Yield, Rydex | SGI VT Large Cap Concentrated Growth, Rydex | SGI VT Large Cap Core, Rydex | SGI VT Large Cap Value, Rydex | SGI VT Managed Asset Allocation, Rydex | SGI VT Managed Futures Strategy, Rydex | SGI VT Mid Cap Growth, Rydex | SGI VT Mid Cap Value, Rydex | SGI VT MSCI EAFE Equal Weight, Rydex | SGI VT Multi-Hedge Strategies, Rydex | SGI VT Small Cap Growth, Rydex | SGI VT Small Cap Value, Rydex | SGI VT U.S. Intermediate Bond, and Rydex | SGI VT U.S. Long Short Momentum
22
Franklin Income Securities, Franklin Small Cap Value Securities, Franklin Templeton VIP Founding Funds Allocation, and Mutual Global Discovery Securities	1 2
Janus Aspen Enterprise and Janus Aspen Janus Portfolio	13
1   Number of round trip transfers that can be made in any 12 month period before the Company will prohibit further transfers to that Subaccount. Transfers to the Subaccount will be prohibited until such transfer may be made without violating the number of round trip transfers set forth above.
2   Number of round trip transfers that can be made in any 3 month period before the Company will prohibit further transfers to that Subaccount. Transfers to the Subaccount will be prohibited until such transfer may be made without violating the number of round trip transfers set forth above.
3   Number of round trip transfers that can be made in any 90 day period before the Company will prohibit further transfers to that Subaccount. Transfers to the Subaccount will be prohibited until such transfer may be made without violating the number of round trip transfers set forth above.
4   Number of round trip transfers that can be made in any 4 month period before the Company will prohibit further transfers to that Subaccount. Transfers to the Subaccount will be prohibited until such transfer may be made without violating the number of round trip transfers set forth above.

In addition to the Company’s own frequent transfer procedures, the Underlying Funds may have adopted their own policies and procedures with respect to frequent transfer of their respective shares, and the Company reserves the right to enforce these policies and procedures. The prospectuses for the Underlying Funds describe any such policies and procedures, which may be more or less restrictive than the policies and procedures the Company has adopted. In particular, some of the Underlying Funds have reserved the right to temporarily or permanently refuse payments or transfer requests from the Company if, in the judgment of the Underlying Fund’s manager, the Underlying Fund would be unable to invest effectively in accordance with its investment objective or policies, or would otherwise potentially be adversely affected.

      You should be aware that the Company currently may not have the contractual obligation or the operational capacity to apply the Underlying Funds’ frequent transfer policies and procedures. However, under SEC rules, the Company is required to: (1) enter into a written agreement with each Underlying Fund or its principal underwriter that obligates the Company to provide to the Underlying Fund promptly upon request certain information about the trading activity of individual Owners, and (2) execute instructions from the Underlying Fund to restrict or prohibit further purchases or transfers by specific Owners who violate the frequent transfer policies established by the Underlying Fund.

Managers of the Underlying Funds may contact the Company if they believe or suspect that there is market timing or other potentially harmful trading, and, if so, the Company will take appropriate action to protect others. In particular, the Company may, and the Company reserves the right to, reverse a potentially harmful transfer. If the Company reverses a potentially harmful transfer, it will effect such reversal not later than the close of business on the second Valuation Date following the Valuation Date in which the original transfer was effected, and the Company will inform the Owner in writing at his or her address of record.

To the extent permitted by applicable law, the Company also reserves the right to reject a transfer request at any time that the Company is unable to purchase or redeem shares of any of the Underlying Funds because of any refusal or restriction on purchases or redemptions of their shares as a result of the Underlying Fund’s policies and procedures on market timing activities or other potentially abusive transfers. The Company also reserves the right to implement, administer, and collect redemption fees imposed by one or more of the Underlying Funds in the

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future. You should read the prospectuses of the Underlying Funds for more details on their ability to refuse or restrict purchases or redemptions of their shares.

In its sole discretion, the Company may revise its market timing procedures at any time without prior notice as the Company deems necessary or appropriate to better detect and deter programmed, frequent, or large transfers that may adversely affect other Owners, Participants, or Underlying Fund shareholders, to comply with state or federal regulatory requirements, or to impose additional or alternate restrictions on market timers (such as dollar or percentage limits on transfers). The Company may change its parameters to monitor for factors other than the number of "round trip transfers” into and out of particular Subaccounts. For purposes of applying the parameters used to detect potential market timing and other potentially harmful activity, the Company may aggregate transfers made in two or more Contracts that it believes are connected (for example, two Contracts with the same Owner, or owned by spouses, or owned by different partnerships or corporations that are under common control, etc.).

The Company does not include transfers made pursuant to Dollar Cost Averaging and Asset Reallocation Options in these limitations. The Company may vary its market timing procedures from Subaccount to Subaccount, and may be more restrictive with regard to certain Subaccounts than others. The Company may not always apply these detection methods to Subaccounts investing in Underlying Funds that, in its judgment, would not be particularly attractive to market timers or otherwise susceptible to harm by frequent transfers.

Contract owners seeking to engage in programmed, frequent, or large transfer activity may deploy a variety of strategies to avoid detection. The Company’s ability to detect and deter such transfer activity is limited by operational systems and technological limitations. In addition, the terms of the Contract may also limit the Company’s ability to restrict or deter harmful transfers. Furthermore, the identification of Owners determined to be engaged in transfer activity that may adversely affect other Owners, Participants, or Underlying Fund shareholders involves judgments that are inherently subjective. Accordingly, despite its best efforts, the Company cannot guarantee that its market timing procedures will detect every potential market timer, but the Company applies its market timing procedures consistently to all Owners without special arrangement, waiver, or exception. Because other insurance companies and/or retirement plans may invest in the Underlying Funds, the Company cannot guarantee that the Underlying Funds will not suffer harm from programmed, frequent, or large transfers among subaccounts of variable contracts issued by other insurance companies or among investment options available to retirement plan participants.

The Company does not limit or restrict transfers to or from the Rydex | SGI VT Money Market Subaccount, the Rydex | SGI VT CLS AdvisorOne Amerigo Subaccount, or the Rydex | SGI VT CLS AdvisorOne Clermont Subaccount. As stated above, market timing and frequent transfer activities may disrupt portfolio management of the Underlying Funds, hurt Underlying Fund performance, and drive Underlying Fund expenses higher.

Because the Company cannot guarantee that it can restrict or deter all harmful transfer activity, Owners bear the risks associated with such activity, including potential disruption of portfolio management of the Underlying Funds and potentially lower Underlying Fund performance and higher Underlying Fund expenses. In addition, there is a risk that the Company will not detect harmful transfer activity on the part of some Owners and, as a result, the Company will inadvertently treat those Owners differently than Owners it does not permit to engage in harmful transfer activity. Moreover, due to the Company’s operational and technological limitations, as well as possible variations in the market timing policies of other insurance companies and/or retirement plans that may also invest in the Underlying Funds, some Owners may be treated differently than others. Consequently, there is a risk that some Owners may be able to engage in market timing while others suffer the adverse effects of such trading activities.

Contract Value — The Contract Value is the sum of the amounts under the Contract held in each Subaccount and the Fixed Account as well as any amount set aside in the Loan Account to secure loans as of any Valuation Date.

On each Valuation Date, the amount of Contract Value allocated to any particular Subaccount will be adjusted to reflect the investment experience of that Subaccount. See “Determination of Contract Value.” Contract Value allocated to the Subaccounts is not guaranteed by the Company. You bear the entire investment risk relating to the investment performance of Contract Value allocated to the Subaccounts.

Determination of Contract Value — Your Contract Value will vary to a degree that depends upon several factors, including

•	Investment performance of the Subaccounts to which you have allocated Contract Value,
•	Interest credited to the Fixed Account,
•	Payment of Purchase Payments,

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•	The amount of any outstanding Contract Debt,
•	Full and partial withdrawals (including systematic withdrawals) , and
•	Charges assessed in connection with the Contract, including charges for any optional riders selected.

The amounts allocated to the Subaccounts will be invested in shares of the corresponding Underlying Funds. The investment performance of a Subaccount will reflect increases or decreases in the net asset value per share of the corresponding Underlying Fund and any dividends or distributions declared by the Underlying Fund. Any dividends or distributions from any Underlying Fund will be automatically reinvested in shares of the same Underlying Fund, unless the Company, on behalf of the Separate Account, elects otherwise.

Assets in the Subaccounts are divided into Accumulation Units, which are accounting units of measure used to calculate the value of an Owner’s interest in a Subaccount. When you allocate Purchase Payments to a Subaccount, your Contract is credited with Accumulation Units. The number of Accumulation Units to be credited is determined by dividing the dollar amount, including any Credit Enhancements, allocated to the particular Subaccount by the price for the Subaccount’s Accumulation Units as of the end of the Valuation Period in which the Purchase Payment is credited.

In addition, other transactions such as loans, full or partial withdrawals (including systematic withdrawals) , transfers, and assessment of certain charges against the Contract affect the number of Accumulation Units credited to a Contract. The number of units credited or debited in connection with any such transaction is determined by dividing the dollar amount of such transaction by the price of the Accumulation Unit of the affected Subaccount next determined after receipt of the transaction. The price of each Subaccount is determined on each Valuation Date as of the close of the New York Stock Exchange, normally 3:00 p.m. Central time. Transactions received at or after that time on any Valuation Date will be effected at the Accumulation Unit value determined on the following Valuation Date. See “Cut-Off Times.” The price of each Subaccount may be determined earlier if trading on the New York Stock Exchange is restricted or as permitted by the SEC.

The number of Accumulation Units credited to a Contract shall not be changed by any subsequent change in the value of an Accumulation Unit, but the dollar value of an Accumulation Unit may vary from Valuation Date to Valuation Date depending upon the investment experience of the Subaccount and charges against the Subaccount.

The price of each Subaccount’s units initially was $10. The price of a Subaccount on any Valuation Date takes into account the following: (1) the investment performance of the Subaccount, which is based upon the investment performance of the corresponding Underlying Fund, (2) any dividends or distributions paid by the Underlying Fund, (3) the charges, if any, that may be assessed by the Company for taxes attributable to the operation of the Subaccount, (4) the minimum mortality and expense risk charge under the Contract of 0.60%, and (5) the administration charge under the Contract of 0.15%.

The minimum mortality and expense risk charge of 0.60% and the administration charge of 0.15% are factored into the accumulation unit value or “price” of each Subaccount on each Valuation Date. The Company deducts any mortality and expense risk charge above the minimum charge and the charge for any optional Riders (the “Excess Charge”) on a monthly basis. Each Subaccount declares a monthly subaccount adjustment and the Company deducts the Excess Charge from this monthly subaccount adjustment upon its reinvestment in the Subaccount. The Excess Charge is a percentage of your Contract Value allocated to the Subaccount as of the reinvestment date. The monthly subaccount adjustment is paid only for the purpose of collecting the Excess Charge. Assuming that you owe a charge above the minimum mortality and expense risk charge and the administration charge, your Contract Value will be reduced in the amount of your Excess Charge upon reinvestment of the Subaccount’s monthly subaccount adjustment. The Company deducts the Excess Charge only upon reinvestment of the monthly subaccount adjustment and does not assess an Excess Charge upon a full or partial withdrawal from the Contract. The Company reserves the right to compute and deduct the Excess Charge from each Subaccount on each Valuation Date. See the Statement of Additional Information for a more detailed discussion of how the Excess Charge is deducted.

Cut-Off Times — Any financial transactions involving your Contract, including those submitted by telephone, must be received by us before any announced closing of the New York Stock Exchange to be processed on the current Valuation Date. The New York Stock Exchange normally closes at 3:00 p.m. Central time so financial transactions must be received by that time (the “cut-off time”). Financial transactions received at or after the applicable cut-off time will be processed on the following Valuation Date. Financial transactions include loans, transfers, full and partial withdrawals (including systematic withdrawals) , death benefit payments, and Purchase Payments.

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Full and Partial Withdrawals — An Owner may make a partial withdrawal of Contract Value, or surrender the Contract for its Withdrawal Value. A full or partial withdrawal, including a systematic withdrawal, may be taken from Contract Value at any time while the Owner is living and before the Annuity Start Date, subject to limitations under the applicable plan for Qualified Plans and applicable law. Withdrawals (other than systematic withdrawals) after the Annuity Start Date are permitted only under Annuity Option 5. See “Annuity Period.” A full or partial withdrawal request will be effective as of the end of the Valuation Period that a proper Withdrawal Request form is received by the Company at its Administrative Office; however, if a Withdrawal Request form is received on a Valuation Date at or after the cut-off time of 3:00 p.m. Central time, the withdrawal will be effected at the Accumulation Unit value determined on the following Valuation Date. See “Cut-Off Times.” A proper written request must include the written consent of any effective assignee or irrevocable beneficiary, if applicable.

The proceeds received upon a full withdrawal will be the Contract’s Withdrawal Value. The Withdrawal Value is equal to the Contract Value as of the end of the Valuation Period during which a proper Withdrawal Request form is received by the Company at its Administrative Office, less any outstanding Contract Debt, any applicable withdrawal charge (if the withdrawal is made from Purchase Payments that have been held in the Contract for less than seven years), a pro rata account administration charge and any uncollected premium taxes to reimburse the Company for any tax on premiums on a Contract that may be imposed by various states and municipalities. See “Contingent Deferred Sales Charge,” “Account Administration Charge,” and “Premium Tax Charge.”

If an Extra Credit Rider is in effect, Contract Value will also be reduced by any Credit Enhancements that have not yet vested. See the discussion of vesting of Credit Enhancements under “Extra Credit.”

The Company requires the signature of all Owners on any request for withdrawal. The Company requires a guarantee of all such signatures to effect the transfer or exchange of all of the Contract or any part of the Contract in excess of $25,000 for another investment. The signature guarantee must be provided by an eligible guarantor, such as a bank, broker, credit union, national securities exchange or savings association. Notarization is not an acceptable form of signature guarantee. The Company further requires that any request to transfer or exchange all or part of the Contract for another investment be made upon a transfer form provided by the Company which is available upon request.

A partial withdrawal may be requested for a specified percentage or dollar amount of Contract Value. A request for a partial withdrawal (including systematic withdrawals) will result in a payment by the Company of the amount specified in the partial withdrawal request, less any applicable withdrawal or premium tax charge. Any withdrawal charge on partial withdrawals (including systematic withdrawals) from Purchase Payments that have been held in the Contract for less than seven years will be deducted from the requested payment amount as will any premium tax charge. Alternatively, you may request that any withdrawal and/or premium tax charge be deducted from your remaining Contract Value, provided there is sufficient Contract Value available. Upon payment, your Contract Value will be reduced by an amount equal to the payment, or if you requested that any charges be deducted from your remaining Contract Value, your Contract Value also will be reduced by the amount of any such withdrawal charge or premium tax charge in addition to the payment amount. See “Premium Tax Charge.” Contract Value will also be reduced by a percentage of any Credit Enhancements that have not yet vested. See “Extra Credit.” No partial withdrawal will be processed which would result in a withdrawal of Contract Value from the Loan Account.

If a partial withdrawal (other than a systematic withdrawal) causes your Contract Value to be less than $2,000 immediately after the Withdrawal and no Purchase Payments have been made in the prior three years, we may terminate the Contract and send you the Withdrawal proceeds. No partial withdrawal will be processed which would result in the withdrawal of Contract Value from the Loan Account.

The Company will deduct the amount of a partial withdrawal from the Contract Value in the Subaccounts and the Fixed Account, according to the Owner’s instructions to the Company. If you do not specify the allocation, the Company will deduct the withdrawal in the same proportion that Contract Value is allocated among the Subaccounts and the Fixed Account.

A full or partial withdrawal, including a systematic withdrawal, may result in receipt of taxable income to the Owner and, if made prior to the Owner attaining age 59½, may be subject to a 10% penalty tax. In the case of Contracts issued in connection with retirement plans that meet the requirements of Section 403(b) of the Internal Revenue Code, reference should be made to the terms of the particular Qualified Plan for any limitations or restrictions on withdrawals. If your Contract was issued pursuant to a 403(b) plan, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that surrenders or transfers you request comply with applicable tax requirements and to decline requests that are not in compliance. For more information, see “Restrictions on Withdrawals from

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Qualified Plans.” The tax consequences of a withdrawal under the Contract should be carefully considered. See “Federal Tax Matters.”

Systematic Withdrawals — The Company currently offers a feature under which you may select systematic withdrawals. Under this feature, an Owner may elect to receive systematic withdrawals while the Owner is living and before the Annuity Start Date by sending a properly completed Scheduled Systematic Withdrawal form to the Company at its Administrative Office. This option may be elected at any time. An Owner may designate the systematic withdrawal amount as a percentage of Contract Value allocated to the Subaccounts and/or Fixed Account, as a fixed period, as level payments, as a specified dollar amount, as all earnings in the Contract, or based upon the life expectancy of the Owner or the Owner and a Beneficiary. An Owner also may designate the desired frequency of the systematic withdrawals, which may be monthly, quarterly, semiannual or annual. The Owner may stop or modify systematic withdrawals upon proper written request received by the Company at its Administrative Office at least 30 days in advance of the requested date of termination or modification. A proper request must include the written consent of any effective assignee or irrevocable beneficiary, if applicable.

Each systematic withdrawal must be at least $100. Upon payment, your Contract Value will be reduced by an amount equal to the payment proceeds plus any applicable withdrawal charge and premium tax. Contract Value will also be reduced by a percentage of any Credit Enhancements that have not yet vested. See “Extra Credit.”

If an Owner is enrolled in the Dollar Cost Averaging or Asset Reallocation Options, the Owner may not elect to receive systematic withdrawals from any Subaccount that is part of the Dollar Cost Averaging or Asset Reallocation Options.

In no event will payment of a systematic withdrawal exceed the Contract Value less any applicable withdrawal charges, any uncollected premium taxes, any pro rata account administration charge, and any reduction for Credit Enhancements that have not yet vested (the “Withdrawal Value”). The Contract will automatically terminate if a systematic withdrawal causes the Contract’s Withdrawal Value to equal $0.

The Company will effect each systematic withdrawal as of the end of the Valuation Period during which the withdrawal is scheduled. The deduction caused by the systematic withdrawal, including any applicable withdrawal charge, will be allocated to your Contract Value in the Subaccounts and the Fixed Account, as you have directed. If you do not specify the allocation, the Company will deduct the systematic withdrawal in the same proportion that Contract Value is allocated among the Subaccounts and the Fixed Account.

The Company may, at any time, discontinue, modify, suspend or charge a fee for systematic withdrawals. You should consider carefully the tax consequences of a systematic withdrawal, including the 10% penalty tax which may be imposed on withdrawals made prior to the Owner attaining age 59½. See “Federal Tax Matters.”

Free-Look Right — You may return a Contract within the Free-Look Period, which is generally a ten-day period beginning when you receive the Contract (60 days from the date of receipt if you are purchasing the Contract to replace another life insurance or annuity contract or with the proceeds of another such contract). Purchase Payments received during the Free-Look period will be allocated according to your instructions contained in the application or more recent instructions, if any. If you return your Contract during the Free-Look Period, the Company will then deem void the returned Contract and will refund to you as of the Valuation Date on which the Company receives your Contract. Purchase Payments allocated to the Fixed Account (not including any Credit Enhancements if the Extra Credit Rider was in effect). The Company will also refund any Contract Value allocated to the Subaccounts based upon the value of Accumulation Units next determined after we receive your Contract, plus any charges deducted from such Contract Value, less any such Contract Value attributable to Credit Enhancements. Because the Company will deduct the current value of any Credit Enhancements from the amount of Contract Value refunded to you, the Company will bear the investment risk associated with Credit Enhancements during the Free-Look Period.

Death Benefit — You should consider the following provisions carefully when choosing the Designated Beneficiary, Annuitant, any Joint Annuitant, and any Joint Owner, as well as before changing any of these parties. Naming different persons as Owner(s), Annuitant(s) and Designated Beneficiary(ies) can have important impacts on whether the death benefit is paid, and on who would receive it.

If an Owner dies prior to the Annuity Start Date while this Contract is in force, the Company will calculate the death benefit proceeds payable to the Designated Beneficiary as of the Valuation Date the Company receives due proof of the Owner’s death and instructions regarding payment to the Designated Beneficiary. If there are Joint

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Owners, the death benefit proceeds will be calculated upon receipt of due proof of death of either Owner and instructions regarding payment.

If the surviving spouse of the deceased Owner is the sole Designated Beneficiary, such spouse may elect to continue the Contract in force, subject to certain limitations. See “Distribution Requirements” below. If any Owner is not a natural person, the death benefit proceeds will be calculated upon receipt of due proof of death of the Annuitant prior to the Annuity Start Date and instructions regarding payment. If the death of an Owner occurs on or after the Annuity Start Date, any death benefit will be determined according to the terms of the Annuity Option. See “Annuity Options.”

The death benefit proceeds will be the death benefit reduced by any outstanding Contract Debt, any pro rata account administration charge and any uncollected premium tax. If the age of each Owner (or Annuitant, if any Owner is not a natural person) was 80 or younger on the Contract Date and an Owner dies prior to the Annuity Start Date while this Contract is in force, the amount of the death benefit will be the greater of:

1.	The sum of all Purchase Payments and, if applicable, Credit Enhancements applied to the Fixed Account, less any reductions caused by previous withdrawals, less withdrawal charges, or

2.
The Contract Value on the Valuation Date due proof of death and instructions regarding payment are received by the Company (less any Credit Enhancements applied to the Subaccounts during the 12 months prior to the date of the Owner’s death)

If any Owner (or Annuitant, if the Owner is not a natural person) was age 81 or older on the Contract Date, the death benefit will be as set forth in item 2 above.

If you purchased the Annual Stepped Up Death Benefit Rider, your death benefit will be determined in accordance with the terms of the Rider. See the discussion of the Annual Stepped Up Death Benefit Rider. Your death benefit proceeds under the Rider will be the death benefit reduced by any outstanding Contract Debt, any pro rata account administration charge and any uncollected premium tax and, if the proceeds are based upon Contract Value, any Credit Enhancements applied to the Subaccounts during the 12 months prior to the Owner’s date of death.

The death benefit proceeds will be paid to the Designated Beneficiary in a single sum or under on the Annuity Options, as elected by the Designated Beneficiary. However, if the Owner has completed a restricted beneficiary designation form, the death benefit proceeds will be paid to the Designated Beneficiary in the manner specified on the   form. If the Company does not receive at its Administrative Office within six months of the date of the Owner’s   death instructions regarding the death benefit payment, the death benefit will be as set forth in item 2 above. If the Designated Beneficiary is to receive annuity payments under an Annuity Option, there may be limits under applicable law on the amount and duration of payments that the Beneficiary may receive, and requirements respecting timing of payments. A tax adviser should be consulted in considering Annuity Options. See “Federal Tax Matters” and “Distribution Requirements” for a discussion of the tax consequences in the event of death.

Distribution Requirements — For Contracts issued in connection with a Non-Qualified Plan, if the surviving spouse of the deceased Owner is the sole Designated Beneficiary, such spouse may elect to continue this Contract in force until the earliest of the spouse’s death or the Annuity Start Date or receive the death benefit proceeds. If the surviving spouse elects to continue the Contract, no death benefit will be paid and Contract Value will not be adjusted to reflect the amount of any death benefit; provided, however, that the Designated Beneficiary will be entitled to receive the death benefit proceeds in accordance with the terms of the Contract upon the death of the surviving spouse.

The right of a spouse to continue the Contract, and all Contract provisions relating to spousal continuation are available only to a person who meets the definition of “spouse” under Federal law. The Federal Defense of Marriage   Act currently does not recognize same sex marriages or civil unions, even those which are permitted under individual state laws. Therefore the spousal continuation provisions of the Contract will not be available to such partners or same sex marriage spouses. Consult a tax advisor for more information on this subject.

For any Designated Beneficiary other than a surviving spouse, only those options may be chosen that provide for complete distribution of such Owner’s interest in the Contract within five years of the death of the Owner. If the Designated Beneficiary is a natural person, that person alternatively can elect to begin receiving annuity payments within one year of the Owner’s death over a period not extending beyond his or her life or life expectancy. If the

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Owner of the Contract is not a natural person, these distribution rules are applicable upon the death of or a change in the primary Annuitant.

For Contracts issued in connection with a Qualified Plan, the terms of the particular Qualified Plan and the Internal Revenue Code should be reviewed with respect to limitations or restrictions on distributions following the death of the Owner or Annuitant. Because the rules applicable to Qualified Plans are extremely complex, a competent tax adviser should be consulted.

Please note that any death benefit we may pay that is in excess of Contract Value is subject to our financial strength and claims paying ability.

Death of the Annuitant — If the Annuitant dies prior to the Annuity Start Date, and the Owner is a natural person and is not the Annuitant, no death benefit proceeds will be payable under the Contract. The Owner may name a new Annuitant within 30 days of the Annuitant’s death. If a new Annuitant is not named, the Company will designate the Owner as Annuitant. On the death of the Annuitant after the Annuity Start Date, any guaranteed payments remaining unpaid will continue to be paid to the Designated Beneficiary pursuant to the Annuity Option in force at the date of death.

Charges and Deductions

Contingent Deferred Sales Charge — The Company does not deduct sales charges from Purchase Payments before allocating them to your Contract Value. However, except as set forth below, the Company may assess a contingent deferred sales charge (which may also be referred to as a “withdrawal charge”) on a full or partial withdrawal, including systematic withdrawals, depending on how long your Purchase Payments have been held under the Contract. Purchase Payments include Bonus Credits for purposes of assessing the withdrawal charge.

The Company will waive the withdrawal charge on withdrawals to the extent that total withdrawals in a Contract Year, including systematic withdrawals, do not exceed the Free Withdrawal amount. The Free Withdrawal amount is equal in the first Contract Year, to 10% of Purchase Payments, excluding any Credit Enhancements, made during the year and for any subsequent Contract Year, to 10% of Contract Value as of the first Valuation Date of that Contract Year.

The withdrawal charge applies to the portion of any withdrawal, consisting of Purchase Payments and/or Bonus Credits that exceeds the Free Withdrawal amount. For purposes of determining the withdrawal charge, withdrawals are considered to come first from Purchase Payments then Bonus Credits in the order they were received and then from earnings. The withdrawal charge does not apply to withdrawals of earnings. Free withdrawal amounts do not reduce Purchase Payments or Bonus Credits for the purpose of determining future withdrawal charges. Also, under the Guaranteed Minimum Withdrawal Benefit Rider, withdrawals of up to the Annual Withdrawal Amount are not subject to a withdrawal charge but reduce the Free Withdrawal amount otherwise available in that Contract Year.

The amount of the charge will depend on how long your Purchase Payments and/or Bonus Credits have been held under the Contract. Each Purchase Payment and/or Bonus Credit you make is considered to have a certain “age,” depending on the length of time since the Purchase Payment and/or Bonus Credit was effective. A Purchase Payment is “age one” in the year beginning on the date the Purchase Payment or Bonus Credit is received by the Company and increases in age each year thereafter. The withdrawal charge is calculated according to the following schedule:

Purchase Payment and Bonus Credit Age (in years)	Withdrawal Charge
1	7%
2	7%
3	6%
4	5%
5	4%
6	3%
7	2%
8 and over	0%

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The Company will deduct the withdrawal charge from your withdrawal payment, unless you request that the charge be deducted from remaining Contract Value and provided there is sufficient Contract Value available. In no event will the amount of any withdrawal charge, when added to such charge previously assessed against any amount withdrawn from the Contract, exceed 7% of Purchase Payments and Bonus Credits paid under the Contract. In addition, no withdrawal charge will be imposed upon: (1) payment of death benefit proceeds; or (2) annuity options that provide for payments for life, or a period of at least seven years. The Company will waive the withdrawal charge in the event of a withdrawal after an Owner has become totally and permanently disabled after the Contract Date and prior to age 65. The Company will assess the withdrawal charge against the Subaccounts and the Fixed Account in the same proportion as the withdrawal proceeds are allocated.

The withdrawal charge is designed to reimburse the Company for costs and other expense associated with the promotion and sales of the Contract, such as paying sales commissions to broker-dealers. It is expected that actual expenses will be greater than the amount of the withdrawal charge. To the extent that all sales expense are not recovered from the charge, such expense may be recovered from other charges, including amounts derived indirectly from the charge for mortality and expense risk.

Mortality and Expense Risk Charge — The Company deducts a charge for mortality and expense risks assumed by the Company under the Contract. The Company deducts a daily minimum charge equal to 0.60%, on an annual basis, of each Subaccount’s average daily net assets. If you are subject to mortality and expense risk charge above the minimum charge, the Company deducts the excess amount from your Contract Value on a monthly basis. The mortality and expense risk charge amount is determined each month by reference to the amount of your Contract Value, as set forth in the table below.

Contract Value	Annual Mortality and Expense Risk Charge
Less than $25,000	0.85%
At least $25,000 but less than $100,000	0.70%
$100,000 or more	0.60%

These amounts are also deducted during the Annuity Period. However, the annual mortality and expense risk charge during the Annuity Period is 1.25%, in lieu of the amounts set forth above, and is deducted daily. The mortality and expense risk charge is intended to compensate the Company for certain mortality and expense risks the Company assumes in offering and administering the Contract and operating the Subaccounts.

The expense risk is the risk that the Company’s actual expenses in issuing and administering the Contract and operating the Subaccounts will be more than the charges assessed for such expenses. The mortality risk borne by the Company is the risk that Annuitants, as a group, will live longer than the Company’s actuarial tables predict. In this event, the Company guarantees that annuity payments will not be affected by a change in mortality experience that results in the payment of greater annuity income than assumed under the Annuity Options in the Contract. The Company also assumes a mortality risk in connection with the death benefit under the Contract.

The Company may ultimately realize a profit from this charge to the extent it is not needed to cover mortality and administrative expenses, but the Company may realize a loss to the extent the charge is not sufficient. The Company may use any profit derived from this charge for any lawful purpose, including distribution expenses. See “Determination of Contract Value” for more information about how the Company deducts the mortality and expense risk charge.

Administration Charge — The Company deducts a daily administration charge equal to an annual rate of 0.15% of each Subaccount’s average daily net assets. The purpose of this charge is to compensate the Company for the expenses associated with administration of the Contract and operation of the Subaccounts.

Account Administration Charge — The Company deducts an account administration charge of $30.00 from Contract Value at each Contract Anniversary. The Company will waive the charge if your Contract Value is $50,000 or more on the date the charge is to be deducted. The Company will deduct a pro rata account administration charge (1) upon a full withdrawal; (2) upon the Annuity Start Date; and (3) upon payment of a death benefit. This charge is

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not deducted during the Annuity Period. The purpose of the charge is to compensate the Company for the expenses associated with administration of the Contract.

Premium Tax Charge — Various states and municipalities impose a tax on premiums on annuity contracts received by insurance companies. Whether or not a premium tax is imposed will depend upon, among other things, the Owner’s state of residence, the Annuitant’s state of residence, and the insurance tax laws and the Company’s status in a particular state. The Company may assess a premium tax charge to reimburse itself for premium taxes that it incurs in connection with a Contract. If assessed, the Company will deduct this charge when due, typically upon the Annuity Start Date or payment of a Purchase Payment. The Company may deduct premium tax upon a full or partial withdrawal (including a systematic withdrawal) if a premium tax has been incurred and is not refundable. No premium tax is currently imposed in the State of New York. The Company reserves the right to deduct premium taxes when due or any time thereafter.

Loan Interest Charge The Company charges interest on a loan at an annual effective rate of 7.4%. The Company also will credit the amount in the Loan Account with an annual effective rate of 3%. Because the Contract Value maintained in the Loan Account is always equal in amount to the outstanding loan balance and earns an annual effective rate of 3%, the net cost of a loan is 4.4%. Thus, the highest net cost of a loan you may be charged is 4.4%.

Other Charges — The Company may charge the Separate Account or the Subaccounts for the federal, state, or local taxes incurred by the Company that are attributable to the Separate Account or the Subaccounts, or to the operations of the Company with respect to the Contract, or that are attributable to payment of premiums or acquisition costs under the Contract. No such charge is currently assessed. See “Tax Status of the Company and the Separate Account” and “Charge for the Company’s Taxes.”

Variations in Charges — The Company may reduce or waive the amount of the contingent deferred sales charge and certain other charges for a Contract where the expenses associated with the sale of the Contract or the administrative and maintenance costs associated with the Contract are reduced for reasons such as the amount of the initial Purchase Payment or projected Purchase Payments or the Contract is sold in connection with a group or sponsored arrangement.

Optional Rider Charges — In addition to the charges and deductions discussed above, you may purchase certain optional Riders under the Contract. The Company makes each Rider available only at issue.

The Company deducts a monthly charge from Contract Value for any Riders elected by the Owner. The Company generally will deduct the monthly Rider charge from Contract Value beginning on the Contract Date and ending on the Annuity Start Date. The charge for the Extra Credit Rider, however, is deducted only during the seven-year period beginning on the Contract Date. The amount of each rider charge is equal to a percentage, on an annual basis, of your Contract Value. Each rider and its charge are listed below. Currently, you may not select riders with total charges in excess of 1.00% of Contract Value if you select a 0-Year Alternate Withdrawal Charge Rider.

As noted in the table, certain riders are no longer available for purchase. For more information on these riders, see Appendix A  – Riders Available for Purchase Only Prior to February 1, 2010.

Optional Rider Expenses (as a percentage of Contract Value allocated to the Subaccounts)
	Rate1	Annual Rider Charge
Riders Available for Purchase with the Contract:
Annual Stepped Up Death Benefit Rider	---	0.25%
Extra Credit Rider3	4%	0.55%
Alternate Withdrawal Charge Rider	0-Year	0.70%
	4-Year	0.60%4

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Optional Rider Expenses (as a percentage of Contract Value allocated to the Subaccounts)
Rate1	Annual Rider Charge
Riders Available for Purchase ONLY Prior to February 1, 2010
Guaranteed Minimum Income Benefit Rider	3%	0.25%
	5%	0.40%
Guaranteed Minimum Withdrawal Benefit Rider	---	0.55%2
Extra Credit Rider3	3%	0.40%
	5%	0.70%
1    Rate refers to the applicable interest rate for the Guaranteed Minimum Income Benefit Rider, the applicable Credit Enhancement rate for the Extra Credit Rider and the applicable withdrawal charge schedule for the Alternate Withdrawal Charge Rider.
2    The Company may increase the Rider charge for the Guaranteed Minimum Withdrawal Benefit Rider only if you elect a reset; the Company guarantees the
Rider charge upon reset will not exceed 1.10% on an annual basis. Please see the discussion under “Guaranteed Minimum Withdrawal Benefit” In Appendix A
– Riders Available for Purchase Only Prior to February 1, 2010. The current charge for such Rider is used in calculating the maximum Rider charge of 1.70%
(1.55% if your Contract was issued before September 1, 2005; provided however, that you may not select riders with total charges in excess of 1.00% if one of the riders you select is the 0-Year Alternate Withdrawal Charge Rider).
3    The Company will deduct the charge for this rider during the seven-year period beginning on the Contract Date.
4    If the Company issued your rider before September 1, 2005, the charge for the 4-year Alternate Withdrawal Charge Rider is 0.55%.

Underlying Fund Expenses — Each Subaccount of the Separate Account purchases shares at the net asset value of the corresponding Underlying Fund. Each Underlying Fund’s net asset value reflects the investment advisory fee and other expenses that are deducted from the assets of the Underlying Fund. These fees and expenses are not deducted from the Subaccounts, but are paid from the assets of the corresponding Underlying Fund. As a result, the Owner indirectly bears a pro rata portion of such fees and expenses. The advisory fees and other expenses, if any, which are more fully described in each Underlying Fund’s prospectus, are not specified or fixed under the terms of the Contract, and may vary from year to year.

Annuity Period

General — You select the Annuity Start Date at the time of application. The Annuity Start Date must not be earlier than the 12-month anniversary of the Contract Date and may not be deferred beyond the later of the Annuitant’s 90th birthday or the tenth annual Contract Anniversary, although the terms of a Qualified Plan and the laws of New York may require that you start annuity payments at an earlier age. If you do not select an Annuity Start Date, the Annuity Start Date will be the later of the Annuitant’s 70th birthday or the tenth annual Contract Anniversary. If you do not select an Annuity Option, annuity payments will not begin until you make a selection, which may be after the Annuity Start Date. See “Selection of an Option.” If there are Joint Annuitants, the birth date of the older Annuitant will be used to determine the latest Annuity Start Date.

On the Annuity Start Date, the proceeds under the Contract will be applied to provide an Annuity under one of the options described below. Each option is available as a variable, fixed, or combination of variable and fixed Annuity for use with the Subaccounts. Variable annuity payments will fluctuate with the investment performance of the applicable Subaccounts. The proceeds under the Contract will be equal to your Contract Value as of the Annuity Start Date, reduced by any applicable premium taxes and a pro rata account administration charge, if applicable.

The Contract provides for six Annuity Options. The Company may make other Annuity Options available upon request. Annuity payments under Annuity Options 1 through 6 are based upon annuity rates that vary with the Annuity Option selected. In the case of Options 1 through 4 and 6, the annuity rates will vary based on the age and sex of the Annuitant, except that unisex rates are available where required by law. The annuity rates reflect the Annuitant’s life expectancy based upon the Annuitant’s age as of the Annuity Start Date and the Annuitant’s gender, unless unisex rates apply. The annuity rates are based upon the 1983(a) mortality table with Projection Scale G and are adjusted to reflect an assumed interest rate of 3.5%, compounded annually.

Annuity Options 1 through 4 and 6 provide for payments to be made during the lifetime of the Annuitant. Annuity payments under such options cease in the event of the Annuitant’s death, unless the option provides for a guaranteed minimum number of payments, for example a life income with guaranteed payments of 5, 10, 15 or 20 years. The

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level of annuity payments will be greater for shorter guaranteed periods and less for longer guaranteed periods. Similarly, payments will be greater for life annuities than for joint and survivor annuities, because payments for life annuities are expected to be made for a shorter period.

You may elect to receive annuity payments on a monthly, quarterly, semiannual, or annual basis, although no payments will be made for less than $100. If the frequency of payments selected would result in payments of less than $100, the Company reserves the right to change the frequency. For example, if you select monthly payments and your payment amount would be $75 per month, the Company could elect to change your payment frequency to quarterly as less frequent payments will result in a larger payment amount (assuming the same amount is applied to purchase the annuity).

You may designate or change an Annuity Start Date, Annuity Option, or Annuitant, provided proper written notice is received by the Company at its Administrative Office at least 30 days prior to the Annuity Start Date set forth in the Contract. The date selected as the new Annuity Start Date must be at least 30 days after the date written notice requesting a change of Annuity Start Date is received at the Company’s Administrative Office.

Once annuity payments have commenced under Annuity Options 1 through 4 and 6, an Annuitant or Owner cannot change the Annuity Option and cannot make partial withdrawals or surrender his or her annuity for the Withdrawal Value. An Owner also cannot change the Annuity Option or make partial withdrawals or surrender his or her annuity for the Withdrawal Value if he or she has elected fixed annuity payments under Option 5.

If an Owner has elected variable annuity payments or a combination of variable and fixed annuity payments under Option 5, an Owner may elect to withdraw the present value of future annuity payments, commuted at the assumed interest rate, subject to a reduction for any applicable withdrawal charge and any uncollected premium tax. If the Owner elects a partial withdrawal under Option 5, future variable annuity payments will be reduced as a result of such withdrawal. The Company will make payment in the amount of the partial withdrawal requested and will reduce the amount of future annuity payments by a percentage that is equal to the ratio of (i) the partial withdrawal, plus any applicable withdrawal charge and any uncollected premium tax, over (ii) the present value of future annuity payments, commuted at the assumed interest rate. The number of Annuity Units used in calculating future variable annuity payments is reduced by the applicable percentage. The tax treatment of partial withdrawals taken after the annuity starting date is uncertain. Consult a tax adviser before requesting a withdrawal after the annuity starting date. The Owner may not make systematic withdrawals under Option 5. See “Value of Variable Annuity Payments: Assumed Interest Rate” for more information with regard to how the Company calculates variable annuity payments.

An Owner or Annuitant may transfer Contract Value among the Subaccounts during the Annuity Period. The Contract specifies annuity tables for Annuity Options 1 through 6, described below. The tables, adjusted to reflect the assumed interest rate, contain the guaranteed minimum dollar amount (per $1,000 applied) of the first annuity payment for a variable Annuity.

Annuity Options —

Option 1 — Life Income. Periodic annuity payments will be made during the lifetime of the Annuitant. It is possible under this Option for any Annuitant to receive only one annuity payment if the Annuitant’s death occurred prior to the due date of the second annuity payment, two if death occurred prior to the due date of the third annuity payment, etc. There is no minimum number of payments guaranteed under this option. Payments will cease upon the death of the Annuitant regardless of the number of payments received.

Option 2 — Life Income with Guaranteed Payments of 5, 10, 15 or 20 Years. Periodic annuity payments will be made during the lifetime of the Annuitant with the promise that if, at the death of the Annuitant, payments have been made for less than a stated period, which may be five, ten, fifteen or twenty years, as elected by the Owner, annuity payments will be continued during the remainder of such period to the Designated Beneficiary. Upon the Annuitant’s death after the period certain, no further annuity payments will be made. If you have elected the Guaranteed Minimum Income Benefit Rider, you may apply the Minimum Income Benefit to purchase a fixed Life Income Annuity with a 10-year period certain. The annuity rates under the rider are based upon the 1983(a) mortality table with mortality improvement under projection scale G and an interest rate of 2½% in lieu of the rate described above.

Option 3 — Life with Installment or Unit Refund Option. Periodic annuity payments will be made during the lifetime of the Annuitant with the promise that, if at the death of the Annuitant, the number of payments that has been made is less than the number determined by dividing the amount applied under this Option by the amount of the first

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payment, annuity payments will be continued to the Designated Beneficiary until that number of payments has been made.

Option 4 —
A. Joint and Last Survivor. Annuity payments will be made as long as either Annuitant is living. Upon the death of one Annuitant, annuity payments continue to the surviving Annuitant at the same or a reduced level of 75%, 66 2/3% or 50% of annuity payments as elected by the Owner at the time the Annuity Option is selected. The number of Annuity Units used to determine the annuity payment is reduced as of the first annuity payment following the Annuitant’s death. It is possible under this Option for only one annuity payment to be made if both Annuitants died prior to the second annuity payment due date, two if both died prior to the third annuity payment due date, etc. As in the case of Option 1, there is no minimum number of payments guaranteed under this Option 4A. Payments cease upon the death of the last surviving Annuitant, regardless of the number of payments received.

B.      Joint and Last Survivor with Guaranteed Payments of 5, 10, 15 or 20 Years. You may also select Option 4 with guaranteed payments. Annuity payments will be made as long as either Annuitant is living. Upon the death of one Annuitant, Annuity Payments continue to the surviving Annuitant at the same level with the promise that if, at the death of the both Annuitants, payments have been made for less than a stated period, which may be five, ten, fifteen or twenty years, as elected by the Owner, annuity payments will be continued during the remainder of such period to the Designated Beneficiary. Upon the last death of the Annuitants after the period certain, no further annuity payments will be made. If you have elected the Guaranteed Minimum Income Benefit Rider, you may apply the Minimum Income Benefit to purchase a fixed Joint and Last Survivor Annuity with a 10-year period certain. The annuity rates under the rider are based upon the 1983(a) mortality table with mortality improvement under projection scale G and an interest rate of 2½% in lieu of the rate described above.

Option 5 —Period Certain. Periodic annuity payments will be made for a stated period, which may be 10, 15 or 20 years, as elected by the Owner. If the Annuitant dies prior to the end of the period, the remaining payments will be made to the Designated Beneficiary.

Option 6 — Joint and Contingent Survivor Option. Periodic annuity payments will be made during the life of the primary Annuitant. Upon the death of the primary Annuitant, payments will be made to the contingent Annuitant during his or her life. If the contingent Annuitant is not living upon the death of the primary Annuitant, no payments will be made to the contingent Annuitant. It is possible under this Option for only one annuity payment to be made if both Annuitants died prior to the second annuity payment due date, two if both died prior to the third annuity payment due date, etc. As in the case of Options 1 and 4A, there is no minimum number of payments guaranteed under this Option. Payments cease upon the death of the last surviving Annuitant, regardless of the number of payments received.

Value of Variable Annuity Payments: Assumed Interest Rate. The annuity tables in the Contract which are used to calculate variable annuity payments for Annuity Options 1 through 6 are based on an “assumed interest rate” of 3½%, compounded annually. Variable annuity payments generally increase or decrease from one annuity payment date to the next based upon the performance of the applicable Subaccounts during the interim period adjusted for the assumed interest rate. If the net performance of the Subaccount selected is equal to the assumed interest rate, the annuity payments will remain constant. If the net performance of the Subaccounts is greater than the assumed interest rate, the annuity payments will increase and if it is less than the assumed interest rate, the annuity payments will decline. A higher assumed interest rate would mean a higher initial annuity payment but the amount of the annuity payment would increase more slowly in a rising market (or the amount of the annuity payment would decline more rapidly in a declining market). A lower assumption would have the opposite effect.

The Company calculates variable annuity payments under Options 1 through 6 using Annuity Units. The value of an Annuity Unit for each Subaccount is determined as of each Valuation Date and was initially $1.00. The Annuity Unit value of a Subaccount as of any subsequent Valuation Date is determined by adjusting the Annuity Unit value on the previous Valuation Date for (1) the interim performance of the corresponding Underlying Fund; (2) any dividends or distributions paid by the corresponding Underlying Fund; (3) the mortality and expense risk and administration charges; (4) the charges, if any, that may be assessed by the Company for taxes attributable to the operation of the Subaccount; and (5) the assumed interest rate.

The Company determines the number of Annuity Units used to calculate each variable annuity payment as of the Annuity Start Date. As discussed above, the Contract specifies annuity rates for Options 1 through 6 for each $1,000 applied to an Annuity Option. The proceeds under the Contract as of the Annuity Start Date, are divided by

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$1,000 and the result is multiplied by the rate per $1,000 specified in the annuity tables to determine the initial annuity payment for a variable annuity.

On the Annuity Start Date, the Company divides the initial variable annuity payment by the value as of that date of the Annuity Unit for the applicable Subaccount to determine the number of Annuity Units to be used in calculating subsequent annuity payments. If variable annuity payments are allocated to more than one Subaccount, the number of Annuity Units will be determined by dividing the portion of the initial variable annuity payment allocated to a Subaccount by the value of that Subaccount’s Annuity Unit as of the Annuity Start Date. The initial variable annuity payment is allocated to the Subaccounts in the same proportion as the Contract Value is allocated as of the Annuity Start Date. The number of Annuity Units will remain constant for subsequent annuity payments, unless the Owner transfers Annuity Units among Subaccounts or makes a withdrawal under Option 5.

Subsequent variable annuity payments are calculated by multiplying the number of Annuity Units allocated to a Subaccount by the value of the Annuity Unit as of the date of the annuity payment. If the annuity payment is allocated to more than one Subaccount, the annuity payment is equal to the sum of the payment amount determined for each Subaccount.

Selection of an Option — You should carefully review the Annuity Options with your financial or tax adviser. For Contracts used in connection with a Qualified Plan, reference should be made to the terms of the particular plan and the requirements of the Internal Revenue Code for pertinent limitations respecting annuity payments and other matters. For instance, Qualified Plans generally require that annuity payments begin no later than April 1 of the calendar year following the year in which the Annuitant reaches age 70½. In addition, under a Qualified Plan, the period elected for receipt of annuity payments under Annuity Options (other than Life Income) generally may be no longer than the joint life expectancy of the Annuitant and beneficiary in the year that the Annuitant reaches age 70½, and must be shorter than such joint life expectancy if the beneficiary is not the Annuitant’s spouse and is more than ten years younger than the Annuitant.

The Company does not allow the Annuity Start Date to be deferred beyond the later of the Annuitant’s 90th birthday or the tenth annual Contract Anniversary.

The Fixed Account

You may allocate all or a portion of your Purchase Payments and transfer Contract Value to the Fixed Account. Amounts allocated to the Fixed Account become part of the Company’s General Account, which supports the Company’s insurance and annuity obligations. The Company’s General Account is subject to regulation and supervision by the New York Department of Insurance. In reliance on certain exemptive and exclusionary provisions, interests in the Fixed Account have not been registered as securities under the Securities Act of 1933 (the “1933 Act”) and the Fixed Account has not been registered as an investment company under the Investment Company Act of 1940 (the “1940 Act”). Accordingly, neither the Fixed Account nor any interests therein are generally subject to the provisions of the 1933 Act or the 1940 Act. This disclosure, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in the Prospectus. This Prospectus is generally intended to serve as a disclosure document only for aspects of a Contract involving the Separate Account and contains only selected information regarding the Fixed Account. For more information regarding the Fixed Account, see “The Contract.”

Amounts allocated to the Fixed Account become part of the General Account of the Company, which consists of all assets owned by the Company other than those in the Separate Account and other separate accounts of the Company. Subject to applicable law, the Company has sole discretion over investment of the assets of its General Account. Please note that any amounts we guarantee in connection with the Fixed Account are subject to our financial strength and claims-paying ability.

Interest — Contract Value allocated to the Fixed Account earns interest at a fixed rate or rates that are paid by the Company. The Contract Value in the Fixed Account earns interest at an interest rate that is guaranteed to be at least the specified minimum (“Guaranteed Rate”). The Guaranteed Rate accrues daily and ranges from an annual effective rate of 1% to 3% based upon the New York requirements. Such interest will be paid regardless of the actual investment experience of the Fixed Account. The principal, after charges and deductions, also is guaranteed. In addition, the Company may in its discretion pay interest at a rate (“Current Rate”) that exceeds the Guaranteed Rate. The Company will determine the Current Rate, if any, from time to time. Because the Company may declare

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a Current Rate in its sole discretion, you assume the risk that interest credited to Contract Value in the Fixed Account may not exceed the Guaranteed Rate.

Contract Value allocated or transferred to the Fixed Account will earn interest at the Guaranteed Rate (or Current Rate, if any, in effect on the date such portion of Contract Value is allocated or transferred to the Fixed Account). The Current Rate paid on any such portion of Contract Value allocated or transferred to the Fixed Account will be guaranteed for rolling periods of one or more years (each a “Guarantee Period”). The Company currently offers only Guarantee Periods of one year. Upon expiration of any Guarantee Period, a new Guarantee Period of the same duration begins with respect to that portion of Contract Value which will earn interest at the Current Rate, if any, declared on the first day of the new Guarantee Period.

Because the Company may, in its sole discretion, anticipate changing the Current Rate from time to time, Contract Value allocated or transferred to the Fixed Account at one point in time may be credited with a different Current Rate than amounts allocated or transferred to the Fixed Account at another point in time. For example, amounts allocated to the Fixed Account in June may be credited with a different current rate than amounts allocated to the Fixed Account in July. In addition, if Guarantee Periods of different durations are offered, Contract Value allocated or transferred to the Fixed Account for a Guarantee Period of one duration may be credited with a different Current Rate than amounts allocated or transferred to the Fixed Account for a Guarantee Period of a different duration. Therefore, at any time, various portions of your Contract Value in the Fixed Account may be earning interest at different Current Rates depending upon the point in time such portions were allocated or transferred to the Fixed Account and the duration of the Guarantee Period. The Company bears the investment risk for the Contract Value allocated to the Fixed Account and for paying interest at the Guaranteed Rate on amounts allocated to the Fixed Account.

For purposes of determining the interest rates to be credited on Contract Value in the Fixed Account, transfers from the Fixed Account pursuant to the Dollar Cost Averaging or Asset Reallocation Options will be deemed to be taken in the following order: (1) from any portion of Contract Value allocated to the Fixed Account for which the Guarantee Period expires during the calendar month in which the withdrawal, loan, or transfer is effected; (2) then in the order beginning with that portion of such Contract Value which has the longest amount of time remaining before the end of its Guarantee Period and (3) ending with that portion which has the least amount of time remaining before the end of its Guarantee Period. For more information about transfers and withdrawals from the Fixed Account, see “Transfers and Withdrawals From the Fixed Account.” If permitted by your Contract, the Company may discontinue accepting Purchase Payments or transfers into the Fixed Account at any time.

Death Benefit — The death benefit under the Contract will be determined in the same fashion for a Contract that has Contract Value allocated to the Fixed Account as for a Contract that has Contract Value allocated to the Subaccounts. See “Death Benefit.”

Contract Charges — Premium taxes and the account administration, optional rider and withdrawal charges will be the same for Owners who allocate Purchase Payments or transfer Contract Value to the Fixed Account as for those who allocate Purchase Payments or transfer Contract Value to the Subaccounts. For Contract Value that is allocated to the Fixed Account, any optional rider charges are deducted from Current Interest with respect to Contract Value allocated to the Fixed Account, to the extent that the resulting credit rate to the Fixed Account is no less than the Guaranteed Rate. The charges for mortality and expense risks and the administration charge will not be assessed against the Fixed Account, and any amounts that the Company pays for income taxes allocable to the Subaccounts will not be charged against the Fixed Account. In addition, you will not pay directly or indirectly the investment advisory fees and operating expenses of the Underlying Funds to the extent Contract Value is allocated to the Fixed Account; however, you also will not participate in the investment experience of the Subaccounts.

Transfers and Withdrawals from the Fixed Account — You may transfer amounts from the Subaccounts to the Fixed Account and from the Fixed Account to the Subaccounts, subject to the following limitations. Transfers from the Fixed Account are allowed only (1) during the calendar month in which the applicable Guarantee Period expires, (2) pursuant to the Dollar Cost Averaging Option, provided that such transfers are scheduled to be made over a period of not less than six months, and (3) pursuant to the Asset Reallocation Option, provided that, upon receipt of the Asset Reallocation Request, Contract Value is allocated among the Fixed Account and the Subaccounts in the percentages selected by the Owner without violating the restrictions on transfers from the Fixed Account set forth in (1) above. Accordingly, if you desire to implement the Asset Reallocation Option, you should do

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so at a time when Contract Value may be transferred from the Fixed Account to the Subaccounts without violating the restrictions on transfers from the Fixed Account. Once you implement an Asset Reallocation Option, the restrictions on transfers will not apply to transfers made pursuant to the Option.

The minimum amount that you may transfer from the Fixed Account to the Subaccounts is the lesser of (i) $500 or (ii) the amount of Contract Value for which the Guarantee Period expires in the calendar month that the transfer is effected. Transfers of Contract Value pursuant to the Dollar Cost Averaging and Asset Reallocation Options are not currently subject to any minimums. The Company reserves the right to limit the number of transfers permitted each Contract Year to six transfers, to suspend transfers and to limit the amount that may be subject to transfers. See “Transfers of Contract Value.”

If Purchase Payments are allocated (except Purchase Payments made pursuant to an Automatic Investment Program), or Contract Value is transferred, to the Fixed Account, any transfers from the Fixed Account in connection with the Dollar Cost Averaging or Asset Reallocation Options will automatically terminate as of the date of such Purchase Payment or transfer. You may reestablish Dollar Cost Averaging or Asset Reallocation by submitting a written request to the Company. However, if for any reason a Dollar Cost Averaging Option is canceled, you may only reestablish the option after the expiration of the next monthly or quarterly anniversary that corresponds to the period selected in establishing the option.

You may also make full or partial withdrawals to the same extent as if you had allocated Contract Value to the Subaccounts. However, no partial withdrawal request will be processed which would result in the withdrawal of Contract Value from the Loan Account. See “Full and Partial Withdrawals” and “Systematic Withdrawals.” In addition, to the same extent as Owners with Contract Value in the Subaccounts, the Owner of a Contract used in connection with a Qualified Plan may obtain a loan if so permitted under the terms of the Qualified Plan. See “Loans.”

Payments from the Fixed Account — Full and partial withdrawals, loans, and transfers from the Fixed Account may be delayed for up to six months after a written request in good order is received by the Company at its Administrative Office. During the period of deferral, interest at the applicable interest rate or rates will continue to be credited to the amounts allocated to the Fixed Account.

More About the Contract

Ownership — The Owner is the person named as such in the application or in any later change shown in the Company’s records. While living, the Owner alone has the right to receive all benefits and exercise all rights that the Contract grants or the Company allows. The Owner may be an entity that is not a living person such as a trust or corporation referred to herein as “Non-natural Persons.” See “Federal Tax Matters.”

Joint Owners. The Joint Owners will be joint tenants with rights of survivorship and upon the death of an Owner, the surviving Owner shall be the sole Owner. Any Contract transaction requires the signature of all persons named jointly.

Designation and Change of Beneficiary — The Designated Beneficiary is the person having the right to the death benefit, if any, payable upon the death of the Owner or Joint Owner prior to the Annuity Start Date. The Designated Beneficiary is the first person on the following list who, if a natural person, is alive on the date of death of the Owner or the Joint Owner: the Owner; the Joint Owner; the Primary Beneficiary; the Secondary Beneficiary; the Annuitant; or if none of the above are alive, the Owner’s estate. The Primary Beneficiary is the individual named as such in the application or any later change shown in the Company’s records. The Primary Beneficiary will receive the death benefit of the Contract only if he or she is alive on the date of death of both the Owner and any Joint Owner prior to the Annuity Start Date. Because the death benefit of the Contract goes to the first person on the above list who is alive on the date of death of any Owner, careful consideration should be given to the manner in which the Contract is registered, as well as the designation of the Primary Beneficiary. The Owner may change the Primary Beneficiary at any time while the Contract is in force by written request on forms provided by the Company and received by the Company at its Administrative Office. The change will not be binding on the Company until it is received and recorded at its Administrative Office. The change will be effective as of the date this form is signed subject to any payments made or other actions taken by the Company before the change is received and recorded. A Secondary Beneficiary may be designated. The Owner may designate a permanent Beneficiary whose rights under the Contract cannot be changed without his or her consent.

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Reference should be made to the terms of a particular Qualified Plan and any applicable law for any restrictions or limitations on the designation of a Beneficiary. Some qualified plans do not allow the designation of any primary beneficiary other than a spouse unless the spouse consents to such designation and the consent is witnessed by a plan representative or a notary public.

Dividends — The Contract does not share in the surplus earnings of the Company, and no dividends will be paid.

Payments from the Separate Account — The Company generally will pay any full or partial withdrawal benefit (including a systematic withdrawal) or death benefit proceeds from Contract Value allocated to the Subaccounts, and will effect a transfer between Subaccounts or from a Subaccount to the Fixed Account within seven days after a proper request is received at the Company’s Administrative Office. However, the Company can postpone the payment of such a payment or transfer of amounts from the Subaccounts to the extent permitted under applicable law, which is currently permissible only for any period:

•	During which the New York Stock Exchange is closed other than customary weekend and holiday closings,

•	During which trading on the New York Stock Exchange is restricted as determined by the SEC,

•
During which an emergency, as determined by the SEC, exists as a result of which (i) disposal of securities held by the Separate Account is not reasonably practicable, or (ii) it is not reasonably practicable to determine the value of the assets of the Separate Account, or

•	For such other periods as the SEC may by order permit for the protection of investors.

The Company reserves the right to delay payments of any full or partial withdrawal until all of your Purchase Payment checks have been honored by your bank.

If, pursuant to SEC rules, The Rydex | SGI VT Money Market Fund suspends payment of redemption proceeds in connection with a liquidation of the Fund, we will delay payment of any transfer, full or partial withdrawal, or death benefit from the Rydex | SGI VT Money Market Subaccount until the Fund is liquidated.

Proof of Age and Survival — The Company may require proof of age or survival of any person on whose life annuity payments depend.

Misstatements — If you misstate the age or sex of an Annuitant or age of an Owner, the correct amount paid or payable by the Company under the Contract shall be such as the Contract Value would have provided for the correct age or sex (unless unisex rates apply).

Loans — If you own a Contract issued in connection with a retirement plan that is qualified under Section 403(b) of the Internal Revenue Code, you may borrow money under your Contract using the Contract Value as the only security for the loan. You may obtain a loan by submitting a proper written request to the Company. A loan must be taken and repaid prior to the Annuity Start Date. The minimum loan that may be taken is $1,000. The maximum amount of all loans on all contracts combined is generally equal to the lesser of: (1) $50,000 reduced by the excess of: (a) the highest outstanding loan balance within the preceding 12-month period ending on the day before the date the loan is made; over (b) the outstanding loan balance on the date the loan is made; or (2) 50% of the Contract Values or $10,000, whichever is greater ($10,000 limit is not available for contracts issued under a 403(b) Plan subject to the Employee Retirement Income Security Act of 1974 (“ERISA”)). For loans issued under plans that are subject to ERISA, the maximum amount of all loans is the lesser of: (1) $50,000 reduced by the excess of: (a) the highest outstanding loan balance within the preceding 12-month period ending on the day before the date the loan is made; over (b) the outstanding loan balance on the date the loan is made; or (2) 50% of your Contract Value. In any case, the maximum loan balance outstanding at any time may not exceed 80% of Contract Value, and the Company reserves the right to limit to one the number of loans outstanding at any time. The Internal Revenue Code requires aggregation of all loans made to an individual employee under a single employer plan. However, since the Company has no information concerning outstanding loans with other providers, we will only use information available under annuity contracts issued by us, and you will be responsible for determining your loan limits considering loans from other providers. If your Contract was issued pursuant to a 403(b) plan, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that loans you request comply with applicable tax requirements and to

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decline requests that are not in compliance. Reference should be made to the terms of your particular Qualified Plan for any additional loan restrictions.

When an eligible Owner takes a loan, Contract Value in an amount equal to the loan amount is transferred from the Subaccounts and/or the Fixed Account into an account called the “Loan Account,” which is an account within the Fixed Account. Amounts allocated to the Loan Account earn an annual effective rate of 3%.

Interest will be charged for the loan and will accrue on the loan balance from the effective date of any loan. The Company will charge interest on the loan at an annual effective rate of 7.4%. Because the Contract Value maintained in the Loan Account is always equal in amount to the outstanding loan balance and earns an annual effective rate of 3%, the net cost of a loan is 4.4%.

Loans must be repaid within five years, unless the loan is used to acquire your principal residence, in which case the loan must be repaid within 30 years. You must make loan repayments on at least a quarterly basis, and you may prepay your loan at any time. You must label each loan payment as such. If not labeled as a loan payment, amounts received by the Company will be treated as Purchase Payments. Upon receipt of a loan payment, the Company will transfer Contract Value from the Loan Account to the Fixed Account and/or the Subaccounts according to your current instructions with respect to Purchase Payments in an amount equal to the amount by which the payment reduces the amount of the loan outstanding.

If you do not make any required loan payment by the end of the calendar quarter following the calendar quarter in which the missed payment was due, the TOTAL OUTSTANDING LOAN BALANCE will be deemed to be in default. The total outstanding loan balance, which includes accrued interest, will be reported to the Internal Revenue Service (“IRS”) on form 1099-R for the year in which the default occurred. This deemed distribution may be subject to a 10% penalty tax, which is imposed upon distributions prior to the Owner attaining age 59½. Once a loan has defaulted, regularly scheduled loan payments will not be accepted by the Company. No new loans will be allowed while a loan is in default. Interest will continue to accrue on a loan in default. Contract Value equal to the amount of the accrued interest may be transferred to the Loan Account. If a loan continues to be in default, the total outstanding balance may be deducted from Contract Value or after the Contractowner attains age 59½. The Contract will terminate automatically if the outstanding loan balance of a loan in default equals or exceeds the Withdrawal Value. Contract Value will be used to repay the loan and any applicable withdrawal charges. Because of the adverse tax consequences associated with defaulting on a loan, you should carefully consider your ability to repay the loan and should consult with a tax adviser before requesting a loan.

While the amount to secure the loan is held in the Loan Account, you forego the investment experience of the Subaccounts and the Current Rate of interest on the Fixed Account. Outstanding Contract Debt will reduce the amount of proceeds paid upon full withdrawal, upon payment of the death benefit, and upon annuitization. In addition, no partial withdrawal will be processed which would result in the withdrawal of Contract Value from the Loan Account. If a Guaranteed Minimum Income Benefit Rider is in effect, amounts allocated to the Loan Account will earn the minimum rate of interest guaranteed under the Fixed Account for the purpose of calculating the benefit under any such Rider. Until the loan is repaid, the Company reserves the right to restrict any transfer of the Contract which would otherwise qualify as a transfer permitted in the Internal Revenue Code.

In the event that you elect to exchange your Contract for a contract of another company, you will need to either pay off your loan prior to the exchange or incur tax consequences in that you will be deemed to have received a taxable distribution in the amount of the outstanding loan balance.

You should consult with your tax adviser on the effect of a loan.

Restrictions on Withdrawals from Qualified Plans — Generally, a Qualified Plan may not provide for the distribution or withdrawal of amounts accumulated under the Plan until after a fixed number of years, the attainment of a stated age or upon the occurrence of a specific event such as hardship, disability, retirement, death or termination of employment. Therefore, if you own a Contract purchased in connection with a Qualified Plan, you may not be entitled to make a full or partial withdrawal (including systematic withdrawals) , as described in this Prospectus, unless one of the above-described conditions has been satisfied. For this reason, you should refer to the terms of your particular Qualified Plan, the Internal Revenue Code and other applicable law for any limitation or restriction on distributions and withdrawals, including the 10% penalty tax that may be imposed in the event of a distribution from a Qualified Plan before the participant reaches age 59½. See the discussion under “Tax Penalties.”

Section 403(b) imposes restrictions on certain distributions from tax-sheltered annuity contracts meeting the requirements of Section 403(b). The restrictions apply to tax years beginning on or after January 1, 1989.

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Section 403(b) requires that distributions from Section 403(b) tax-sheltered annuities that are attributable to employee contributions made after December 31, 1988 under a salary reduction agreement begin only after the employee (i) reaches age 59½, (ii) has a severance from employment, (iii) dies, (iv) becomes disabled, or (v) incurs a hardship. Furthermore, distributions of gains attributable to such contributions accrued after December 31, 1988 may not be made on account of hardship. Hardship, for this purpose, is generally defined as an immediate and heavy financial need, such as paying for medical expenses, the purchase of a residence, paying certain tuition expenses, or paying amounts needed to avoid eviction or foreclosure that may only be met by the distribution. You should also be aware that Internal Revenue Service regulations do not allow you to make any contributions to your 403(b) annuity contract for a period of six months after a hardship withdrawal.

If you own a Contract purchased as a tax-sheltered Section 403(b) annuity contract, you will not, therefore, be entitled to make a full or partial withdrawal, as described in this Prospectus, in order to receive proceeds from the Contract attributable to contributions under a salary reduction agreement or any gains credited to such Contract after December 31, 1988 unless one of the above-described conditions has been satisfied. In the case of transfers of amounts accumulated in a different Section 403(b) contract to this Contract under a Section 403(b) program, the withdrawal constraints described above would not apply to the amount transferred to the Contract designated as attributable to the Owner’s December 31, 1988 account balance under the old contract, provided the amounts transferred between contracts qualified as a tax-free exchange under the Internal Revenue Code. An Owner of a Contract may be able to transfer the Contract’s Withdrawal Value to certain other investment alternatives meeting the requirements of Section 403(b) that are available under an employer’s Section 403(b) arrangement.

The distribution or withdrawal of amounts under a Contract purchased in connection with a Qualified Plan may result in the receipt of taxable income to the Owner or Annuitant and in some instances may also result in a penalty tax. Therefore, you should carefully consider the tax consequences of a distribution or withdrawal under a Contract and you should consult a competent tax adviser. See “Federal Tax Matters.”

If your Contract was issued pursuant to a 403(b) plan, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that surrenders or transfers you request comply with applicable tax requirements and to decline requests that are not in compliance. We will defer such payments you request until all information required under the tax law has been received. By requesting a surrender or transfer, you consent to the sharing of confidential information about you, the contract, and transactions under the contract and any other 403(b) contracts or accounts you have under the 403(b) plan among us, your employer or plan sponsor, any plan administrator or recordkeeper, and other product providers.

Federal Tax Matters

Introduction — The Contract described in this Prospectus is designed for use by individuals in retirement plans which may or may not be Qualified Plans under the provisions of the Internal Revenue Code (“Code”). The ultimate effect of federal income taxes on the amounts held under a Contract, on annuity payments, and on the economic benefits to the Owner, the Annuitant, and the Beneficiary or other payee will depend upon the type of retirement plan, if any, for which the Contract is purchased, the tax and employment status of the individuals involved and a number of other factors. The discussion contained herein and in the Statement of Additional Information is general in nature and is not intended to be an exhaustive discussion of all questions that might arise in connection with a Contract. It is based upon the Company’s understanding of the present federal income tax laws as currently interpreted by the Internal Revenue Service (“IRS”), as of the date of this prospectus, and is not intended as tax advice. No representation is made regarding the likelihood of continuation of the present federal income tax laws or of the current interpretations by the IRS or the courts. Future legislation may affect annuity contracts adversely. Moreover, no attempt has been made to consider any applicable state or other laws. Because of the inherent complexity of the tax laws and the fact that tax results will vary according to the particular circumstances of the individual involved and, if applicable, the Qualified Plan, a person should consult with a qualified tax adviser regarding the purchase of a Contract, the selection of an Annuity Option under a Contract, the receipt of annuity payments under a Contract or any other transaction involving a Contract. The Company does not make any guarantee regarding the tax status of, or tax consequences arising from, any Contract or any transaction involving the Contract. In addition, as provided in IRS regulations, we inform you that this material is not intended and cannot be referred to or used (1) to avoid tax penalties, or (2) to promote, sell or recommend any tax plan or arrangement.

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Tax Status of the Company and the Separate Account —

General. The Company intends to be taxed as a life insurance company under Part I, Subchapter L of the Code. Because the operations of the Separate Account form a part of the Company, the Company will be responsible for any federal income taxes that become payable with respect to the income of the Separate Account and its Subaccounts.

Charge for the Company’s Taxes. A charge may be made for any federal taxes incurred by the Company that are attributable to the Separate Account, the Subaccounts or to the operations of the Company with respect to the Contract or attributable to payments, premiums, or acquisition costs under the Contract. The Company will review the question of a charge to the Separate Account, the Subaccounts or the Contract for the Company’s federal taxes periodically. Charges may become necessary if, among other reasons, the tax treatment of the Company or of income and expenses under the Contract is ultimately determined to be other than what the Company currently believes it to be, if there are changes made in the federal income tax treatment of variable annuities at the insurance company level, or if there is a change in the Company’s tax status.

Under current laws, the Company may incur state and local taxes (in addition to premium taxes) in several states. At present, these taxes are not significant. If there is a material change in applicable state or local tax laws, the Company reserves the right to charge the Separate Account or the Subaccounts for such taxes, if any, attributable to the Separate Account or Subaccounts.

Diversification Standards. Each Underlying Fund will be required to adhere to regulations adopted by the Treasury Department pursuant to Section 817(h) of the Code prescribing asset diversification requirements for investment companies whose shares are sold to insurance company separate accounts funding variable contracts. Pursuant to these regulations, on the last day of each calendar quarter (or on any day within 30 days thereafter), no more than 55% of the total assets of an Underlying Fund may be represented by any one investment, no more than 70% may be represented by any two investments, no more than 80% may be represented by any three investments, and no more than 90% may be represented by any four investments. For purposes of Section 817(h), securities of a single issuer generally are treated as one investment but obligations of the U.S. Treasury and each U.S. Governmental agency or instrumentality generally are treated as securities of separate issuers. The Separate Account, through the Underlying Funds, intends to comply with the diversification requirements of Section 817(h).

Owner Control. In certain circumstances, owners of variable annuity contracts may be considered the owners, for federal income tax purposes, of the assets of the separate account used to support their contracts. In those circumstances, income and gains from the separate account assets would be includable in the variable contractowner’s gross income. The ownership rights under the Contract are similar to, but different in certain respects from, those described by the IRS in rulings in which it was determined that policyowners were not owners of separate account assets. For example, the Owner has additional flexibility in allocating Purchase Payments and Contract Values. While the Company does not think that such will be the case, these differences could result in an Owner being treated as the owner of a pro rata portion of the assets of the Separate Account. The Company nonetheless reserves the right to modify the Contract, as it deems appropriate, to attempt to prevent an Owner from being considered the owner of a pro rata share of the assets of the Separate Account. Moreover, in the event that regulations are adopted or rulings are issued, there can be no assurance that the Underlying Funds will be able to operate as currently described in the Prospectus, or that the Underlying Funds will not have to change their investment objectives or investment policies.

Income Taxation of Annuities in General—Non-Qualified Plans — Section 72 of the Code governs the taxation of annuities. In general, a contract owner is not taxed on increases in value under an annuity contract until some form of distribution is made under the contract. However, the increase in value may be subject to tax currently under certain circumstances. See “Contracts Owned by Non-Natural Persons” and “Diversification Standards.” Withholding of federal income taxes on all distributions may be required unless a recipient who is eligible elects not to have any amounts withheld and properly notifies the Company of that election.

Surrenders or Withdrawals Prior to the Annuity Start Date. Code Section 72 provides generally that amounts received upon a total or partial withdrawal (including systematic withdrawals) from a Contract prior to the Annuity Start Date generally will be treated as gross income to the extent that the cash value of the Contract immediately before the withdrawal (determined without regard to any withdrawal charge in the case of a partial withdrawal) exceeds the “investment in the contract.” The “investment in the contract” is that portion, if any, of Purchase Payments paid under a Contract less any distributions received previously under the Contract that are excluded from the recipient’s gross

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income. The taxable portion is taxed at ordinary income tax rates. For purposes of this rule, a pledge or assignment of a contract is treated as a payment received on account of a partial withdrawal of a Contract.

Surrenders or Withdrawals on or after the Annuity Start Date. Upon a complete surrender, the receipt is taxable to the extent that the cash value of the Contract exceeds the investment in the Contract. The taxable portion of such payments will be taxed at ordinary income tax rates.

Annuity Payments. For fixed annuity payments, the taxable portion of each payment generally is determined by using a formula known as the “exclusion ratio,” which establishes the ratio that the investment in the Contract bears to the total expected amount of annuity payments for the term of the Contract. That ratio is then applied to each payment to determine the non-taxable portion of the payment. The remaining portion of each payment is taxed at ordinary income rates. For variable annuity payments, the taxable portion of each payment is determined by using a formula known as the “excludable amount,” which establishes the non-taxable portion of each payment. The non-taxable portion is a fixed dollar amount for each payment, determined by dividing the investment in the Contract by the number of payments to be made. The remainder of each variable annuity payment is taxable. Once the excludable portion of annuity payments to date equals the investment in the Contract, the balance of the annuity payments will be fully taxable.

Penalty Tax on Certain Surrenders and Withdrawals. With respect to amounts withdrawn or distributed before the taxpayer reaches age 59½, a penalty tax is imposed equal to 10% of the portion of such amount which is includable in gross income. However, the penalty tax is not applicable to withdrawals: (i) made on or after the death of the owner (or where the owner is not an individual, the death of the “primary annuitant,” who is defined as the individual the events in whose life are of primary importance in affecting the timing and amount of the payout under the Contract); (ii) attributable to the taxpayer’s becoming totally disabled within the meaning of Code Section 72(m)(7); (iii) which are part of a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the taxpayer, or the joint lives (or joint life expectancies) of the taxpayer and his or her beneficiary; (iv) from certain qualified plans; (v) under a so-called qualified funding asset (as defined in Code Section 130(d)); (vi) under an immediate annuity contract; or (vii) which are purchased by an employer on termination of certain types of qualified plans and which are held by the employer until the employee separates from service.

If the penalty tax does not apply to a surrender or withdrawal as a result of the application of item (iii) above, and the series of payments are subsequently modified (other than by reason of death or disability), the tax for the first year in which the modification occurs will be increased by an amount (determined by the regulations) equal to the tax that would have been imposed but for item (iii) above, plus interest for the deferral period, if the modification takes place (a) before the close of the period which is five years from the date of the first payment and after the taxpayer attains age 59½, or (b) before the taxpayer reaches age 59½.

Partial Annuitization. Under a new tax provision enacted in 2010, if part of an annuity contract’s value is applied to an annuity option that provides payments for one or more lives and for a period of at least ten years, those payments may be taxed as annuity payments instead of withdrawals. None of the payment options under the Contract is intended to qualify for this “partial annuitization” treatment and, if you apply only part of the value of the Contract to a payment option, we will treat those payments as withdrawals for tax purposes.

Additional Considerations —

Distribution-at-Death Rules. In order to be treated as an annuity contract, a contract must provide the following two distribution rules: (a) if any owner dies on or after the Annuity Start Date, and before the entire interest in the Contract has been distributed, the remainder of the owner’s interest will be distributed at least as quickly as the method in effect on the owner’s death; and (b) if any owner dies before the Annuity Start Date, the entire interest in the Contract must generally be distributed within five years after the date of death, or, if payable to a designated beneficiary, must be annuitized over the life of that designated beneficiary or over a period not extending beyond the life expectancy of that beneficiary, commencing within one year after the date of death of the owner. If the sole designated beneficiary is the spouse of the deceased owner, the Contract (together with the deferral of tax on the accrued and future income thereunder) may be continued in the name of the spouse as owner.

The right of a spouse to continue the Contract, and all Contract provisions relating to spousal continuation are available only to a person who meets the definition of “spouse” under Federal law. The Federal Defense of Marriage Act currently does not recognize same-sex marriages or civil unions, even those which are permitted under individual

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state laws. Therefore the spousal continuation provisions of the Contract will not be available to such partners or same sex marriage spouses. Consult a tax advisor for more information on this subject.

Generally, for purposes of determining when distributions must begin under the foregoing rules, where an owner is not an individual, the primary annuitant is considered the owner. In that case, a change in the primary annuitant will be treated as the death of the owner. Finally, in the case of joint owners, the distribution-at-death rules will be applied by treating the death of the first owner as the one to be taken into account in determining generally when distributions must commence, unless the sole Designated Beneficiary is the deceased owner’s spouse.

Gift of Annuity Contracts. Generally, gifts of non-tax qualified Contracts prior to the Annuity Start Date will trigger tax on the gain on the Contract, with the donee getting a stepped-up basis for the amount included in the donor’s income. The 10% penalty tax and gift tax also may be applicable. This provision does not apply to transfers between spouses or incident to a divorce.

Contracts Owned by Non-Natural Persons. If the Contract is held by a non-natural person (for example, a corporation) the income on that Contract (generally the increase in net surrender value less the Purchase Payments) is includable in taxable income each year. The rule does not apply where the Contract is acquired by the estate of a decedent, where the Contract is held by certain types of retirement plans, where the Contract is a qualified funding asset for structured settlements, where the Contract is purchased on behalf of an employee upon termination of a qualified plan, and in the case of an immediate annuity. An annuity contract held by a trust or other entity as agent for a natural person is considered held by a natural person.

Multiple Contract Rule. For purposes of determining the amount of any distribution under Code Section 72(e) (amounts not received as annuities) that is includable in gross income, all Non-Qualified deferred annuity contracts issued by the same insurer to the same contract owner during any calendar year are to be aggregated and treated as one contract. Thus, any amount received under any such contract prior to the contract’s Annuity Start Date, such as a partial surrender, dividend, or loan, will be taxable (and possibly subject to the 10% penalty tax) to the extent of the combined income in all such contracts.

In addition, the Treasury Department has broad regulatory authority in applying this provision to prevent avoidance of the purposes of this rule. It is possible that, under this authority, the Treasury Department may apply this rule to amounts that are paid as annuities (on and after the Annuity Start Date) under annuity contracts issued by the same company to the same owner during any calendar year. In this case, annuity payments could be fully taxable (and possibly subject to the 10% penalty tax) to the extent of the combined income in all such contracts and regardless of whether any amount would otherwise have been excluded from income because of the “exclusion ratio” under the contract.

Transfers, Assignments or Exchanges of a Contract. A transfer of ownership of a Contract, the designation of an Annuitant, Payee or other Beneficiary who is not also the Owner, the selection of certain Annuity Start Dates or the exchange of a Contract may result in certain tax consequences to the Owner that are not discussed herein. An Owner contemplating any such transfer, assignment, selection or exchange should contact a competent tax adviser with respect to the potential effects of such a transaction.

Optional Benefit Riders. It is possible that the Internal Revenue Service may take the position that fees deducted for certain optional benefit riders are deemed to be taxable distributions to you. In particular, the Internal Revenue Service may treat fees deducted for the optional benefits as taxable withdrawals, which might also be subject to a tax penalty if withdrawn prior to age 59½. Although we do not believe that the fees associated f or any optional benefit provided under the Contract should be treated as taxable withdrawals, you should consult your tax advisor prior to selecting any optional benefit under the Contract.

Withholding. Annuity distributions are generally subject to withholding for the recipient’s federal income tax liability. Recipients can generally elect, however, not to have tax withheld from distributions.

Qualified Plans — The Contract may be used with Qualified Plans that meet the requirements of Section 403(b), 408 or 408A of the Code. If you are purchasing the Contract as an investment vehicle for one of these Qualified Plans, you should consider that the Contract does not provide any additional tax advantage to that already available through the Qualified Plan. However, the Contract does offer features and benefits in addition to providing tax deferral that other investments may not offer, including death benefit protection for your beneficiaries and annuity options which guarantee income for life. You should consult with your financial professional as to whether the overall benefits and costs of the Contract are appropriate considering your circumstances.

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The tax rules applicable to participants in such Qualified Plans vary according to the type of plan and the terms and conditions of the plan itself. No attempt is made herein to provide more than general information about the use of the Contract with the various types of Qualified Plans. These Qualified Plans may permit the purchase of the Contract to accumulate retirement savings under the plans. Adverse tax or other legal consequences to the plan, to the participant or to both may result if this Contract is assigned or transferred to any individual as a means to provide benefit payments, unless the plan complies with all legal requirements applicable to such benefits prior to transfer of the Contract. Owners, Annuitants, and Beneficiaries, are cautioned that the rights of any person to any benefits under such Qualified Plans may be subject to the terms and conditions of the plans themselves or limited by applicable law, regardless of the terms and conditions of the Contract issued in connection therewith. For example, the Company may accept beneficiary designations and payment instructions under the terms of the Contract without regard to any spousal consents that may be required under the plan or the Employee Retirement Income Security Act of 1974 (ERISA). Consequently, an Owner’s Beneficiary designation or elected payment option may not be enforceable.

The amounts that may be contributed to Qualified Plans are subject to limitations that vary depending on the type of Plan. In addition, early distributions from most Qualified Plans may be subject to penalty taxes, or, for certain plans, could cause the Plan to be disqualified. Furthermore, distributions from most Qualified Plans are subject to certain minimum distribution rules. Failure to comply with these rules could result in disqualification of the Plan or subject the Owner or Annuitant to penalty taxes. As a result, the minimum distribution rules may limit the availability of certain Annuity Options to certain Annuitants and their beneficiaries. These requirements may not be incorporated into the Company’s Contract administration procedures. Owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contract comply with applicable law.

The following are brief descriptions of the various types of Qualified Plans and the use of the Contract therewith:

Section 403(b). Code Section 403(b) permits public school employees and employees of certain types of charitable, educational and scientific organizations specified in Section 501(c)(3) of the Code to purchase annuity contracts, and, subject to certain limitations, to exclude the amount of Purchase Payments from gross income for tax purposes. The Contract may be purchased in connection with a Section 403(b) annuity plan.

Section 403(b) annuities must generally be provided under a plan which meets certain minimum participation, coverage, and nondiscrimination requirements. Each employee’s interest in a retirement plan qualified under Code Section 403(b) must generally be distributed or begin to be distributed not later than April 1 of the calendar year following the later of the calendar year in which the employee reaches age 70½ or retires (“required beginning date”). Periodic distributions must not extend beyond the life of the employee or the lives of the employee and a designated beneficiary (or over a period extending beyond the life expectancy of the employee or the joint life expectancy of the employee and a designated beneficiary).

If an employee dies before reaching his or her required beginning date, the employee’s entire interest in the plan must generally be distributed beginning before the close of the calendar year following the year of the employee’s death to a designated beneficiary over the life of the beneficiary (or over a period not extending beyond the life expectancy of the beneficiary). If the designated beneficiary is the employee’s surviving spouse, distributions may be delayed until the employee would have reached age 70½. If there is no designated beneficiary or if distributions are not timely commenced, the entire interest must be distributed by the end of the fifth calendar year following the year of death.

If an employee dies after reaching his or her required beginning date, the employee’s interest in the plan must generally be distributed at least as rapidly as under the method of distribution in effect at the time of the employee’s death.

A Section 403(b) annuity contract may be purchased with employer contributions, employee contributions or a combination of both. An employee’s rights under a Section 403(b) contract attributable to employee contributions must be nonforfeitable. The contribution limit is similar to the limits on contributions to qualified retirement plans and depends upon, among other things, whether the annuity contract is purchased with employer or employee contributions.

Amounts used to purchase Section 403(b) annuities generally are excludable from the taxable income of the employee. As a result, all distributions from such annuities are normally taxable in full as ordinary income to the employee.

A Section 403(b) annuity contract must prohibit the distribution of employee contributions (including earnings thereon) until the employee: (i) attains age 59½, (ii) has a severance from employment; (iii) dies; (iv) becomes

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disabled; or (v) incurs a financial hardship (earnings may not be distributed in the event of hardship). If your Contract was issued pursuant to a 403(b) plan, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that surrenders or transfers you request comply with applicable tax requirements and to decline requests that are not in compliance.

Distributions from a Section 403(b) annuity contract may be eligible for a tax-free rollover to another eligible retirement plan, including an individual retirement account or annuity (IRA). See “Rollovers.”

If your Contract was issued pursuant to a 403(b) plan, starting January 1, 2009 we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that surrenders or transfers you request comply with applicable tax requirements and to decline requests that are not in compliance.  By requesting a surrender or transfer, you consent to the sharing of confidential information about you, the Contract, and transactions under the Contract and any other 403(b) contracts or accounts you have under the 403(b) plan among us, your employer or plan sponsor, any plan administrator or recordkeeper, and other product providers.

Section 408. Traditional Individual Retirement Annuities. Section 408 of the Code permits eligible individuals to establish individual retirement programs through the purchase of Individual Retirement Annuities (“traditional IRAs”). The Contract may be purchased as an IRA. The IRAs described in this section are called “traditional IRAs” to distinguish them from “Roth IRAs,” which are described below.

IRAs are subject to limitations on the amount that may be contributed, the persons who may be eligible and on the time when distributions must commence. Depending upon the circumstances of the individual, contributions to a traditional IRA may be made on a deductible or non-deductible basis. IRAs may not be transferred, sold, assigned, discounted or pledged as collateral for a loan or other obligation. The annual premium for an IRA may not be fixed and may not exceed (except in the case of a rollover contribution) the lesser of 100% of the individual’s taxable compensation or $5,000. Any refund of premium must be applied to the payment of future premiums or the purchase of additional benefits. If an individual is age 50 or over, the individual may make an additional catch-up contribution to a traditional IRA of $1,000 each tax year. However, if the individual is covered by an employer-sponsored retirement plan, the amount of IRA contributions the individual may deduct in a year may be reduced or eliminated based on the individual’s adjusted gross income for the year ($90,000 for a married couple filing a joint return and $56,000 for a single taxpayer in 2011). If the individual’s spouse is covered by an employer-sponsored retirement plan but the individual is not, the individual may be able to deduct those contributions to a traditional IRA; however, the deduction will be reduced or eliminated if the adjusted gross income on a joint return is between $169,000 and $179,000 in 2011. Nondeductible contributions to traditional IRAs must be reported to the IRS in the year made on Form 8606.

Sale of the Contract for use with IRAs may be subject to special requirements imposed by the Internal Revenue Service. Purchasers of the Contract for such purposes will be provided with such supplementary information as may be required by the Internal Revenue Service or other appropriate agency, and will have the right to revoke the Contract under certain circumstances. See the IRA Disclosure Statement that accompanies this Prospectus.

In general, traditional IRAs are subject to minimum distribution requirements similar to those applicable to retirement plans qualified under Section 403(b) of the Code; however, the required beginning date for traditional IRAs is generally the date that the contract owner reaches age 70½—the contract owner’s retirement date, if any, will not affect his or her required beginning date. See “Section 403(b).” Distributions from IRAs are generally taxed under Code Section 72. Under these rules, a portion of each distribution may be excludable from income. The amount excludable from the individual’s income is the amount of the distribution that bears the same ratio as the individual’s nondeductible contributions bears to the expected return under the IRA.

Distributions of deductible, pre-tax contributions and earnings from a traditional IRA may be eligible for a tax-free rollover to any kind of eligible retirement plan, including another traditional IRA. A distribution of non-deductible contributions or other after-tax amounts from a traditional IRA may be eligible to be rolled over to another traditional IRA. See “Rollovers.”

Section 408A. Roth IRAs. Section 408A of the Code permits eligible individuals to establish a Roth IRA. The Contract may be purchased as a Roth IRA. Regular contributions may be made to a Roth IRA up to the same contribution limits that apply to traditional IRA contributions. The regular contribution limits are phased out for taxpayers with $107,000 to $122,000 in adjusted gross income ($169,000 to $179,000 for married filing joint returns). Also the taxable balance in a traditional IRA may be rolled over or converted into a Roth IRA. Distributions from Roth 401(k) plans and Roth 403(b) plans can be rolled over to a Roth IRA regardless of income.

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Regular contributions to a Roth IRA are not deductible, and rollovers and conversions from other retirement plans are taxable when completed, but withdrawals that meet certain requirements are not subject to federal income tax on either the original contributions or any earnings. Rollovers of Roth contributions were already taxed when made and are not generally subject to tax when rolled over to a Roth IRA. Sale of the Contract for use with Roth IRAs may be subject to special requirements imposed by the Internal Revenue Service. Purchasers of the Contract for such purposes will be provided with such supplementary information as may be required by the Internal Revenue Service or other appropriate agency, and will have the right to revoke the Contract under certain requirements. Unlike a traditional IRA, Roth IRAs are not subject to minimum required distribution rules during the contract owner’s lifetime. Generally, however, the amount remaining in a Roth IRA after the contract owner’s death must begin to be distributed by the end of the first calendar year after death, and made in amounts that satisfy IRS required minimum distribution regulations. If there is no beneficiary, or if the beneficiary elects to delay distributions, the amount must be distributed by the end of the fifth full calendar year after death of the contract owner.

Rollovers. A “rollover” is the tax-free transfer of a distribution from one “eligible retirement plan” to another. Distributions which are rolled over are not included in the employee’s gross income until some future time.

If any portion of the balance to the credit of an employee in a 401, 403(b) or governmental 457 plan (other than Roth sources) is paid in an “eligible rollover distribution” and the payee transfers any portion of the amount received to an “eligible retirement plan,” then the amount so transferred is not includable in income. Also, pre-tax distributions from an IRA may be rolled over to another kind of eligible retirement plan. An “eligible rollover distribution” generally means any distribution that is not one of a series of periodic payments made for the life of the distributee or for a specified period of at least ten years. In addition, a required minimum distribution, death distributions (except to a surviving spouse) and certain corrective distributions, will not qualify as an eligible rollover distribution. A rollover must be made directly between plans or indirectly within 60 days after receipt of the distribution.

For an employee’s spouse (or employee’s former spouse as beneficiary or alternate payee), an “eligible retirement plan” will be a   Section 403(b) plan, a qualified retirement plan, a governmental deferred compensation plan under Section 457(b), or a traditional individual retirement account or annuity described in Code Section 408. For a non-spouse beneficiary, an “eligible retirement plan” is an IRA established by the direct rollover. For a Roth 403(b) account, a rollover, including a direct rollover, can only be made to a Roth IRA or to the same kind of account in another plan (such as a Roth 403(b) to a Roth 403(b), but not a Roth 403(b) to a Roth 401(k)) or to a Roth IRA. Additionally, a rollover for a Roth IRA can only be made to another Roth IRA.

A 401, 403(b) or governmental 457 plan must generally provide a participant receiving an eligible rollover distribution, the option to have the distribution transferred directly to another eligible retirement plan.

Tax Penalties. Premature Distribution Tax. Distributions from a 403(b) or IRA before the participant reaches age 59½ are generally subject to an additional tax equal to 10% of the taxable portion of the distribution. The 10% penalty tax does not apply to distributions: (i) made on or after the death of the employee; (ii) attributable to the employee’s disability; (iii) which are part of a series of substantially equal periodic payments made (at least annually) for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of the employee and a designated beneficiary and (except for IRAs) which begin after the employee terminates employment; (iv) made to an employee after termination of employment after reaching age 55; (v) made to pay for certain medical expenses; (vi) that are exempt withdrawals of an excess contribution; (vii) that are rolled over or transferred in accordance with Code requirements; (viii) made as a qualified reservist distribution or (ix) that are transferred pursuant to a decree of divorce or separate maintenance or written instrument incident to such a decree.

The exception to the 10% penalty tax described in item (iv) above is not applicable to IRAs. However, distributions from an IRA to unemployed individuals can be made without application of the 10% penalty tax to pay health insurance premiums in certain cases. There are two additional exceptions to the 10% penalty tax on withdrawals from IRAs before age 59½: withdrawals made to pay “qualified” higher education expenses and withdrawals made to pay certain “eligible first-time home buyer expenses.”

Minimum Distribution Tax. If the amount distributed from a Qualified Contract is less than the minimum required distribution for the year, the participant is subject to a 50% tax on the amount that was not properly distributed. The value of any enhanced death benefits or other optional contract provisions such as the Guaranteed Minimum Income Benefit may need to be taken into account when calculating the minimum required distribution. Consult a tax adviser.

Withholding. Periodic distributions (e.g., annuities and installment payments) from a Qualified Contact that will last for a period of ten or more years are generally subject to voluntary income tax withholding. The amount withheld

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on such periodic distributions is determined at the rate applicable to wages. The recipient of a periodic distribution may generally elect not to have withholding apply.

Eligible rollover distributions from a Qualified Plan (other than IRAs) are generally subject to mandatory 20% income tax withholding. However, no withholding is imposed if the distribution is transferred directly to another eligible retirement plan. Nonperiodic distributions from an IRA are subject to income tax withholding at a flat 10% rate. The recipient of such a distribution may elect not to have withholding apply.

The above description of the federal income tax consequences of the different types of Qualified Plans which may be funded by the Contract offered by this Prospectus is only a brief summary and is not intended as tax advice. The rules governing the provisions of Qualified Plans are extremely complex and often difficult to comprehend. Anything less than full compliance with the applicable rules, all of which are subject to change, may have adverse tax consequences. A prospective Owner considering adoption of a Qualified Plan and purchase of a Contract in connection therewith should first consult a qualified and competent tax adviser, with regard to the suitability of the Contract as an investment vehicle for the Qualified Plan.

Other Tax Considerations —

Federal Estate Taxes. While no attempt is being made to discuss the Federal estate tax implications of the Contract, a purchaser should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent’s gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.

Generation-Skipping Transfer Tax. Under certain circumstances, the Code may impose a “generation skipping transfer tax” when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Owner. Regulations issued under the Code may require the Company to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.

Tax Relief, Unemployment Insurance Reauthorization, and Job Creation Act of 2010. The Tax Relief, Unemployment Insurance Reauthorization, and Job Creation Act of 2010 (the “2010 Act”) increases the federal estate tax exemption to $5,000,000 and reduces the federal estate tax rate to 35%; increases the Federal gift tax exemption to $5,000,000 and retains the federal gift tax rate at 35%; and increases the generation-skipping transfer (“GST”) tax exemption to $5,000,000 and reduces the GST tax rate to 35%. Commencing in 2012, these exemption amounts will be indexed for inflation.

The estate, gift, and GST provisions of the 2010 Act are only effective until December 31, 2012, after which the provisions will sunset, and the federal estate, gift and GST taxes will return to their pre-2001 levels, resulting in significantly lower exemptions and significantly higher tax rates.  Between now and the end of 2012, Congress may make these provisions of the 2010 Act permanent, or they may do nothing and allow these 2010 Act provisions to sunset, or they may alter the exemptions and/or applicable tax rates.

The uncertainty as to how the current law might be modified in coming years underscores the importance of seeking guidance from a qualified adviser to help ensure that your estate plan adequately addresses your needs and that of your beneficiaries under all possible scenarios.

Annuity Purchases by Nonresident Aliens and Foreign Corporations. The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser’s country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S. state, and foreign taxation with respect to an annuity contract purchase.

Foreign Tax Credits. We may benefit from any foreign tax credits attributable to taxes paid by certain Funds to foreign jurisdictions to the extent permitted under Federal tax law.

Medicare Tax. Beginning in 2013, distributions from non-qualified annuity contracts will be considered ”investment income” for purposes of the newly enacted Medicare tax on investment income. Thus, in certain circumstances, a 3.8% tax may be applied to some or all of the taxable portion of distributions (e.g. earnings) to individuals whose

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income exceeds certain threshold amounts ($200,000 for filing single, $250,000 for married filing jointly and $125,000 for married filing separately.) Please consult a tax advisor for more information.

Possible Tax Changes. From time to time, legislation has been proposed that would have adversely modified the federal taxation of certain annuities. There is always the possibility that the tax treatment of annuities could change by legislation or other means (such as IRS regulations, revenue rulings, and judicial decisions). Moreover, although unlikely, it is also possible that any legislative change could be retroactive (that is, effective prior to the date of such change). Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the Contract could change by legislation or otherwise. Consult a tax adviser with respect to legislative developments and their effect on the Contract. We have the right to modify the Contract in response to legislative changes that could otherwise diminish the favorable tax treatment that annuity contract owners currently receive. We   make no guarantee regarding the tax status of any contract and do not intend the above discussion to be tax advice.

Other Information

Voting of Underlying Fund Shares — The Company is the legal owner of the shares of the Underlying Funds held by the Subaccounts. The Company will exercise voting rights attributable to the shares of each Underlying Fund held in the Subaccounts at any regular and special meetings of the shareholders of the Underlying Funds on matters requiring shareholder voting under the 1940 Act. In accordance with its view of presently applicable law, the Company will exercise its voting rights based on instructions received from persons having the voting interest in corresponding Subaccounts. However, if the 1940 Act or any regulations thereunder should be amended, or if the present interpretation thereof should change, and as a result the Company determines that it is permitted to vote the shares of the Underlying Funds in its own right, it may elect to do so.

The person having the voting interest under a Contract is the Owner. Unless otherwise required by applicable law, the number of shares of a particular Underlying Fund as to which voting instructions may be given to the Company is determined by dividing your Contract Value in the corresponding Subaccount on a particular date by the net asset value per share of the Underlying Fund as of the same date. Fractional votes will be counted. The number of votes as to which voting instructions may be given will be determined as of the same date established by the Underlying Fund for determining shareholders eligible to vote at the meeting of the Underlying Fund. If required by the SEC, the Company reserves the right to determine in a different fashion the voting rights attributable to the shares of the Underlying Funds. Voting instructions may be cast in person or by proxy.

It is important that each Owner provide voting instructions to the Company because we vote all Underlying Fund shares proportionately in accordance with instructions received from Owners. This means that we will vote shares for which no timely instructions are received in the same proportion as those shares for which we do receive voting instructions. As a result, a small number of Owners may control the outcome of a vote. The Company will also exercise the voting rights from assets in each Subaccount that are not otherwise attributable to Owners, if any, in the same proportion as the voting instructions that are received in a timely manner for all Contracts participating in that Subaccount.

Substitution of Investments — The Company reserves the right, subject to compliance with the law as then in effect, to make additions to, deletions from, substitutions for, or combinations of the securities that are held by the Separate Account or any Subaccount or that the Separate Account or any Subaccount may purchase. If shares of any or all of the Underlying Funds should no longer be available for investment, or if the Company management believes further investment in shares of any or all of the Underlying Funds should become inappropriate in view of the purposes of the Contract, the Company may substitute shares of another Underlying Fund or of a different fund for shares already purchased, or to be purchased in the future under the Contract. Substituted fund shares may have higher fees and expenses. The Company may also purchase, through the Subaccount, other securities for other classes or contracts, or permit a conversion between classes of contracts on the basis of requests made by Owners.

In connection with a substitution of any shares attributable to an Owner’s interest in a Subaccount or the Separate Account, the Company will, to the extent required under applicable law, provide notice, seek Owner approval, seek prior approval of the SEC, and comply with the filing or other procedures established by applicable state insurance regulators.

The Company also reserves the right to establish additional Subaccounts of the Separate Account that would invest in a new Underlying Fund or in shares of another investment company, a series thereof, or other suitable

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investment vehicle. The Company may establish new Subaccounts in its sole discretion, and will determine whether to make any new Subaccount available to existing Owners. The Company may also eliminate or combine one or more Subaccounts to all or only certain classes of Owners if, in its sole discretion, marketing, tax, or investment conditions so warrant.

Subject to compliance with applicable law, the Company may transfer assets to the General Account. The Company also reserves the right, subject to any required regulatory approvals, to transfer assets of any Subaccount to another separate account or Subaccount.

In the event of any such substitution or change, the Company may, by appropriate endorsement, make such changes in these and other contracts as may be necessary or appropriate to reflect such substitution or change. If the Company believes it to be in the best interests of persons having voting rights under the Contract, the Separate Account may be operated as a management investment company under the 1940 Act or any other form permitted by law. The Separate Account may be deregistered under that Act in the event such registration is no longer required, or it may be combined with other separate accounts of the Company or an affiliate thereof. Subject to compliance with applicable law, the Company also may establish a committee, board, or other group to manage one or more aspects of the operation of the Separate Account.

Changes to Comply with Law and Amendments — The Company reserves the right, without the consent of Owners, to suspend sales of the Contract as presently offered and to make any change to the provisions of the Contract to comply with, or give Owners the benefit of, any federal or state statute, rule, or regulation, including but not limited to requirements for annuity contracts and retirement plans under the Internal Revenue Code and regulations thereunder or any state statute or regulation.

Reports to Owners — The Company will send you annually a statement setting forth a summary of the transactions that occurred during the year, and indicating the Contract Value as of the end of each year. In addition, the statement will indicate the allocation of Contract Value among the Fixed Account and the Subaccounts and any other information required by law. The Company will also send confirmations upon Purchase Payments, transfers, loans, loan repayments, and full and partial withdrawals. The Company may confirm certain transactions on a quarterly basis. These transactions include purchases under an Automatic Investment Program, transfers under the Dollar Cost Averaging and Asset Reallocation Options, systematic withdrawals and annuity payments.

You will also receive an annual and semiannual report containing financial statements for those Underlying Funds corresponding to the Subaccounts to which you have allocated your Contract Value. Such reports include a list of the portfolio securities of the Underlying Fund, as required by the 1940 Act, and/or such other reports as may be required by federal securities laws.

Electronic Privileges — If the proper form has been completed, signed, and filed at the Company's Administrative Office, you may: (1) request a transfer of Contract Value and make changes in your Purchase Payment allocation and to an existing Dollar Cost Averaging or Asset Reallocation option by telephone; (2) request a transfer of Contract Value electronically via facsimile; and (3) request a transfer of Contract Value through the Company’s Internet web site. If you elect Electronic Privileges, you automatically authorize your financial representative to make transfers of Contract Value and changes in your Purchase Payment allocation or Dollar Cost Averaging or Asset Allocation option, on your behalf.

Any telephone or electronic device, whether it is the Company’s, yours, your service provider’s, or your registered representative’s, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent the Company’s processing of your transfer request. Although we have taken precautions to limit these problems, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you should make your transfer request by writing to our Administrative Office.

The Company has established procedures to confirm that instructions communicated by telephone are genuine and will not be liable for any losses due to fraudulent or unauthorized instructions provided it complies with its procedures. The Company’s procedures require that any person requesting a transfer by telephone provide the account number and the Owner’s tax identification number and such instructions must be received on a recorded line. The Company reserves the right to deny any telephone transfer request. If all telephone lines are busy (which might occur, for example, during periods of substantial market fluctuations) or are otherwise unavailable, you may not be able to request transfers by telephone and would have to submit written requests.

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By authorizing telephone transfers, you authorize the Company to accept and act upon telephonic instructions for transfers involving your Contract. There are risks associated with telephone transactions that do not occur if a written request is submitted. Anyone authorizing or making telephone requests bears those risks. You agree that neither the Company, any of its affiliates, nor any Underlying Fund, will be liable for any loss, damages, cost, or expense (including attorneys’ fees) arising out of any telephone requests; provided that the Company effects such request in accordance with its procedures. As a result of this policy on telephone requests, you bear the risk of loss arising from the telephone transfer privilege. The Company may discontinue, modify, or suspend the telephone transfer privilege at any time.

Legal Proceedings — The Company and its subsidiaries, like other life insurance companies, may be involved in lawsuits, including class action lawsuits. In some class action and other lawsuits involving insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation cannot be predicted with certainty, the Company believes that at the present time there are no legal proceedings pending or threatened to which the Company, the Separate Account, or Security Distributors, Inc. (“SDI”) is a party that are reasonably likely to materially affect the Separate Account or the Company’s ability to meet its obligations under the Contract, or SDI’s ability to perform its contract with the Separate Account.

Sale of the Contract — The Company currently offers the Contract on a continuous basis. The Company anticipates continuing to offer the Contract but reserves the right to discontinue the offering.

Principal Underwriter. The Company has entered into a principal underwriting agreement with its affiliate, Security Distributors, Inc. (“SDI”), for the distribution and sale of the Contract. SDI’s home office is located at One Security Benefit Place, Topeka, Kansas 66636-0001. SDI, a wholly-owned subsidiary of Security Benefit Life Insurance Company, an affiliate of the Company, is registered as a broker-dealer with the SEC under the Securities Exchange Act of 1934 and is a member of the Financial Industry Regulatory Authority (FINRA), formerly known as NASD, Inc.

SDI does not sell the Contract directly to purchasers. The Contract is offered to the public through registered representatives of broker-dealers that have entered into selling agreements with SDI for the sale of the Contract (collectively, “Selling Broker-Dealers”). Registered representatives must be licensed as insurance agents by the state of New York insurance authorities and appointed agents of the Company in order to sell the Contract. The Company pays commissions to Selling Broker-Dealers through SDI. During fiscal years 2010 , 2009 and 2008, the amounts paid to SDI in connection with all contracts sold through the Separate Account were $96,288.74, $619,374.38, and $731,447.29, respectively. SDI passes through commissions it receives to Selling Broker-Dealers for their sales and does not retain any portion of commissions in return for its services as principal underwriter for the Contract. However, the Company may pay some or all of SDI’s operating and other expenses, including the following sales expenses: compensation and bonuses for SDI’s management team, advertising expenses, and other expenses of distributing the Contract.

Selling Broker-Dealers. The Company pays commissions to all Selling Broker-Dealers in connection with the promotion and sale of the Contract according to one or more schedules. A portion of any payments made to Selling Broker-Dealers may be passed on to their registered representatives in accordance with their internal compensation programs. The Company may use any of its corporate assets to pay commissions and other costs of distributing the Contract, including any profit from the mortality and expense risk charge or other fees and charges imposed under the Contract. Commissions and other incentives or payments described below are not charged directly to Owners or the Separate Account. The Company intends to recoup commissions and other sales expenses through fees and charges deducted under the Contract or from its General Account.

Compensation Paid to All Selling Broker-Dealers. The Company pays commissions as a percentage of initial and subsequent Purchase Payments at the time it receives them, as a percentage of Contract Value on an ongoing basis, or a combination of both. While the amount and timing of commissions may vary depending on the selling agreement, the Company does not expect commissions to exceed 6.5% of aggregate Purchase Payments (if compensation is paid as a percentage of Purchase Payments) and 0.65% annually of average Contract Value (if compensation is paid as a percentage of Contract Value). The Company also pays non-cash compensation in connection with the sale of the Contract, including conferences, seminars and trips (including travel, lodging and meals in connection therewith), entertainment, merchandise and other similar items.

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The registered representative who sells you the Contract typically receives a portion of the compensation the Company pays to his or her Selling Broker-Dealer, depending on the agreement between the Selling Broker-Dealer and your registered representative and the Selling Broker-Dealer’s internal compensation program. These programs may include other types of cash and non-cash compensation and other benefits. Ask your registered representative for further information about what he or she and the Selling Broker-Dealer for whom he or she works may receive in connection with your purchase of a Contract.

Additional Compensation Paid to Selected Selling Broker-Dealers. In addition to ordinary commissions and non-cash compensation, the Company may pay additional compensation to selected Selling Broker-Dealers. These payments may be: (1) trail commissions or persistency payments, which are periodic payments based on contract values of the Company’s variable insurance contracts (including Contract Values of the Contract) or other persistency standards; (2) preferred status fees (which may be in the form of a higher percentage of ordinary commission) paid to obtain preferred treatment of the Contract in Selling Broker-Dealers’ marketing programs, including enhanced marketing services and increased access to their registered representatives; (3) one-time bonus payments for their participation in sales promotions with regard to the Contract; (4) periodic bonus payments calculated as a percentage of the average contract value of the Company’s variable insurance contracts (including the Contract) sold by the Selling Broker-Dealer during the calendar year of payment; (5) reimbursement of industry conference fees paid to help defray the costs of sales conferences and educational seminars for the Selling Broker-Dealers’ registered representatives; and (6) reimbursement of Selling Broker-Dealers for expenses incurred by the Selling Broker-Dealer or its registered representatives in connection with client seminars or similar prospecting activities conducted to promote sales of the Contract.

These additional compensation arrangements are not offered to all Selling Broker Dealers and the terms of such arrangements and the payments made thereunder may differ substantially among Selling Broker Dealers.

These payments may be significant, and may be calculated in different ways by different Selling Broker-Dealers. These arrangements are designed to specially encourage the sale of the Company’s products (and/or its affiliates’ products) by such Selling Broker-Dealers. The prospect of receiving, or the receipt of, additional compensation may provide Selling Broker-Dealers and/or their registered representatives with an incentive to favor sales of the Contract over other variable annuity contracts (or other investments) with respect to which a Selling Broker-Dealer does not receive additional compensation, or lower levels of additional compensation. You may wish to take such payment arrangements into account when considering and evaluating any recommendation relating to the Contract. Ask your registered representative for further information about what he or she and the Selling Broker-Dealer for whom he or she works may receive in connection with your purchase of a Contract.

Performance Information

Performance information for the Subaccounts, including the yield and effective yield of the Rydex | SGI VT Money Market Subaccount, the yield of the remaining Subaccounts, and the total return of all Subaccounts may appear in advertisements, reports, and promotional literature to current or prospective Owners.

Current yield for the Rydex | SGI VT Money Market Subaccount will be based on income received by a hypothetical investment over a given 7-day period (less expenses accrued during the period), and then “annualized” (i.e., assuming that the 7-day yield would be received for 52 weeks, stated in terms of an annual percentage return on the investment). “Effective yield” for the Rydex | SGI VT Money Market Subaccount is calculated in a manner similar to that used to calculate yield, but reflects the compounding effect of earnings. During extended periods of low interest rates, and due in part to Contract fees and expenses, the Rydex | SGI VT Money Market Subaccount yields may also become extremely low and possibly negative.

For the remaining Subaccounts, quotations of yield will be based on all investment income per Accumulation Unit earned during a given 30-day period, less expenses accrued during the period (“net investment income”), and will be computed by dividing net investment income by the value of an Accumulation Unit on the last day of the period. Quotations of average annual total return for any Subaccount will be expressed in terms of the average annual compounded rate of return on a hypothetical investment in a Contract over a period of one, five, and ten years (or, if less, up to the life of the Subaccount), and will reflect the deduction of the account administration charge, administration charge, mortality and expense risk charge, rider charges, and contingent deferred sales charge and may simultaneously be shown for other periods.

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Quotations of yield and effective yield do not reflect deduction of the contingent deferred sales charge, and total return figures may be quoted that do not reflect deduction of the charge. If reflected, the performance figures quoted would be lower. Such performance information will be accompanied by total return figures that reflect deduction of the contingent deferred sales charge that would be imposed if Contract Value were withdrawn at the end of the period for which total return is quoted.

Although the Contract was not available for purchase until February 1, 2005, certain of the Underlying Funds were in existence prior to that date. Performance information for the Subaccounts may also include quotations of total return for periods beginning prior to the availability of the Contract that incorporate the performance of the Underlying Funds.

Performance information for any Subaccount reflects only the performance of a hypothetical Contract under which Contract Value is allocated to a Subaccount during a particular time period on which the calculations are based. Performance information should be considered in light of the investment objectives and policies, characteristics, and quality of the Underlying Fund in which the Subaccount invests, and the market conditions during the given time period, and should not be considered as a representation of what may be achieved in the future. For a description of the methods used to determine yield of the Rydex | SGI VT Money Market Subaccount and total returns of the Subaccounts, see the Statement of Additional Information.

Additional Information

Registration Statement — A Registration Statement under the 1933 Act has been filed with the SEC relating to the offering described in this Prospectus. This Prospectus does not include all the information included in the Registration Statement, certain portions of which, including the Statement of Additional Information, have been omitted pursuant to the rules and regulations of the SEC. The omitted information may be obtained at the SEC’s principal office in Washington, DC, upon payment of the SEC’s prescribed fees and may also be obtained from the SEC’s web site (http://www.sec.gov).

Financial Statements — The financial statements of First Security Benefit Life Insurance and Annuity Company of New York at December 31, 2010 and 2009, and for each of the three years in the period ended December 31, 2010 , and the financial statements of Variable Annuity Account B – SecureDesigns Variable Annuity at December 31, 2010 , and for each of the specified periods ended December 31, 2010 and 2009 , or for portions of such periods as disclosed in the financial statements, are included in the Statement of Additional Information.

Table of Contents for Statement of Additional Information

The Statement of Additional Information for SecureDesigns Variable Annuity contains more specific information and financial statements relating to the Company and the Separate Account. The Statement of Additional Information is available without charge by calling the Company’s toll-free number at 1-800-888-2461 or by detaching this page from the prospectus and mailing it to Company at P.O. Box 750497, Topeka, KS 66675-0497. Be sure to include your name and address when requesting the Statement of Additional Information. The table of contents of the Statement of Additional Information is set forth below:

GENERAL INFORMATION AND HISTORY
Safekeeping of Assets

METHOD OF DEDUCTING THE EXCESS CHARGE

LIMITS ON PURCHASE PAYMENTS PAID UNDER TAX-QUALIFIED RETIREMENT PLANS
Section 403(b)
Sections 408 and 408A

ADMINISTRATIVE SERVICES ARRANGEMENTS

PERFORMANCE INFORMATION

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

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FINANCIAL STATEMENTS

Objectives for Underlying Funds

There is no guarantee that any Underlying Fund will meet its investment objective.

More detailed information regarding the investment objectives, restrictions and risks, expenses paid by the Underlying Funds, and other relevant information may be found in the respective prospectuses. Prospectuses for the Underlying Funds should be read in conjunction with this Prospectus.

Underlying Fund	Share Class	Investment Objective	Adviser	Sub-Adviser
American Century VP Mid Cap Value	II	The fund seeks long-term capital growth. Income is a secondary objective.	American Century Investment Management, Inc.
American Century VP Ultra®	II	The fund seeks long-term capital growth.	American Century Investment Management, Inc.
American Century VP Value	II	The fund seeks long-term capital growth. Income is a secondary objective.	American Century Investment Management, Inc.
Dent Strategic Portfolio	N/A	Long term growth of Capital	HS Dent Investment Management LLC
Dreyfus IP Technology Growth	Service	The fund seeks capital appreciation.	The Dreyfus Corporation
Dreyfus VIF International Value	Service	The fund seeks long-term capital growth.	The Dreyfus Corporation
Franklin Income Securities	2	Seeks to maximize income while maintaining prospects for capital appreciation.	Franklin Advisers, Inc.
Franklin Small Cap Value Securities	2	Seeks long-term total return.	Franklin Advisory Services, LLC
Franklin Templeton VIP Founding Funds Allocation	Class 4	Seeks capital appreciation, with income as a secondary goal.	Franklin Templeton Services
Invesco V.I. Basic Value	Series II	Long-term growth of capital	Invesco Advisers, Inc.
Invesco V.I. Capital Development	Series II	Long-term growth of capital	Invesco Advisers, Inc.
Invesco V.I. Global Health Care	Series I	Long-term growth of capital	Invesco Advisers, Inc.
Invesco V.I. Global Real Estate	Series I	Total return through growth of capital and current income	Invesco Advisers, Inc.	Invesco Asset Management Limited
Invesco V.I. Government Securities	Series II	Total return, comprised of current income and capital appreciation	Invesco Advisers, Inc.
Invesco V.I. International Growth	Series II	Long-term growth of capital	Invesco Advisers, Inc.
Invesco V.I. Mid Cap Core Equity	Series II	Long-term growth of capital	Invesco Advisers, Inc.

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Underlying Fund	Share Class	Investment Objective	Adviser	Sub-Adviser
Invesco Van Kampen V.I. Comstock	Series II	To seek capital growth and income through investments in equity securities, including common stocks, preferred stocks and securities convertible into common and preferred stocks	Invesco Advisers, Inc.
Invesco Van Kampen V.I. Equity and Income	Series II	Both capital appreciation and current income	Invesco Advisers, Inc.
Janus Aspen Enterprise	Service	Seeks long-term growth of capital.	Janus Capital Management LLC
Janus Aspen Janus Portfolio	Service	Seeks long-term growth of capital.	Janus Capital Management LLC
Legg Mason ClearBridge Variable Aggressive Growth	Class II	Seeks capital appreciation.	Legg Mason Partners Fund Advisor, LLC	ClearBridge Advisors, LLC
Legg Mason ClearBridge Variable Small Cap Growth	Class I	Seeks long-term growth of capital.	Legg Mason Partners Fund Advisor, LLC	ClearBridge Advisors, LLC
Legg Mason Western Asset Variable Global High Yield Bond	Class II	Seeks to maximize total return, consistent with the preservation of capital.	Legg Mason Partners Fund Advisor, LLC	Western Asset Management Company, Western Asset Management Company Limited and Western Asset Management Company Pte. Ltd.
MFS® VIT Research International	Service	Seeks capital appreciation.	MFS® Investment Management
MFS® VIT Total Return	Service	Seeks total return.	MFS® Investment Management
MFS® VIT Utilities	Service	Seeks total return.	MFS® Investment Management
Morgan Stanley UIF Emerging Markets Equity	II	Long-term capital appreciation by investing primarily in growth-oriented equity securities of issuers in emerging market countries	Morgan Stanley Investment Management Inc.	Morgan Stanley Investment Management Limited and Morgan Stanley Investment Management Company
Mutual Global Discovery Securities	2	Seeks capital appreciation.	Franklin Mutual Advisers, LLC
Neuberger Berman AMT Socially Responsive	S	The Fund seeks long-term growth of capital by investing primarily in securities of companies that meet the Fund’s financial criteria and social policy	Neuberger Berman Management LLC	Neuberger Berman LLC

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Underlying Fund	Share Class	Investment Objective	Adviser	Sub-Adviser
Oppenheimer Core Bond Fund/VA	Service	Seeks a high level of current income. As a secondary objective, the Fund seeks capital appreciation when consistent with its primary objective.	OppenheimerFunds, Inc.
Oppenheimer Main Street Small- & Mid-Cap Fund®/VA	Service	Seeks capital appreciation.	OppenheimerFunds, Inc.
PIMCO VIT All Asset	Administrative	The Portfolio seeks maximum real return consistent with preservation of real capital and prudent investment management.	Pacific Investment Management Company LLC	Research Affiliates, LLC
PIMCO VIT CommodityRealReturn Strategy	Administrative	The Portfolio seeks maximum real return consistent with prudent investment management.	Pacific Investment Management Company LLC
PIMCO VIT Emerging Markets Bond	Advisor	The Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management.	Pacific Investment Management Company LLC
PIMCO VIT Foreign Bond (U.S. Dollar-Hedged)	Administrative	The Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management.	Pacific Investment Management Company LLC
PIMCO VIT Low Duration	Administrative	The Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management.	Pacific Investment Management Company LLC
PIMCO VIT Real Return	Administrative	The Portfolio seeks maximum real return, consistent with preservation of real capital and prudent investment management.	Pacific Investment Management Company LLC
Royce Micro-Cap	N/A	Long-term growth of capital.	Royce & Associates, LLC
Rydex | SGI VT All Cap Value	N/A	Long-term growth of capital	Security Investors, LLC
Rydex | SGI VT All-Asset Aggressive Strategy	N/A	Growth of capital	Security Investors, LLC
Rydex | SGI VT All-Asset Conservative Strategy	N/A	Primary preservation of capital and secondary long-term growth of capital	Security Investors, LLC
Rydex | SGI VT All-Asset Moderate Strategy	N/A	Primary growth of capital and secondary preservation of capital	Security Investors, LLC

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Underlying Fund	Share Class	Investment Objective	Adviser	Sub-Adviser
Rydex | SGI VT Alpha Opportunity¹	N/A	Long-term growth of capital	Security Investors, LLC	Mainstream Investment Advisers LLC
Rydex | SGI VT Alternative Strategies Allocation	N/A	Return that has a low correlation to the returns of traditional stock and bond asset classes as well as capital appreciation	Security Investors, LLC
Rydex | SGI VT CLS AdvisorOne Amerigo	N/A	Long-term growth of capital without regard to current income	Security Investors, LLC	Clarke Lanzen Skalla Inv Firm Inc (NV)
Rydex | SGI VT CLS AdvisorOne Clermont	N/A	Combination of current income and growth of capital	Security Investors, LLC	Clarke Lanzen Skalla Inv Firm Inc (NV)
Rydex | SGI VT High Yield	N/A	Primary high current income and secondary capital appreciation	Security Investors, LLC
Rydex | SGI VT Large Cap Concentrated Growth	N/A	Long-term growth of capital	Security Investors, LLC
Rydex | SGI VT Large Cap Core	N/A	Long-term growth of capital	Security Investors, LLC
Rydex | SGI VT Large Cap Value	N/A	Long-term growth of capital	Security Investors, LLC
Rydex | SGI VT Managed Asset Allocation	N/A	High level of total return	Security Investors, LLC	T. Rowe Price Associates, Inc.
Rydex | SGI VT Managed Futures Strategy	N/A	Investment results that match the performance of the Standard & Poor’s Diversified Trends Indicator® - a benchmark for measuring trends in the commodity and financial futures markets	Security Investors, LLC
Rydex | SGI VT Mid Cap Growth	N/A	Capital appreciation	Security Investors, LLC
Rydex | SGI VT Mid Cap Value	N/A	Long-term growth of capital	Security Investors, LLC
Rydex | SGI VT Money Market	N/A	High a level of current income as is consistent with preservation of capital by investing in money market securities with varying maturities	Security Investors, LLC
Rydex | SGI VT MSCI EAFE Equal Weight	N/A	Performance that corresponds, before fees and expenses, to the price and yield performance of the MSCI EAFE Equal Weighted Index	Security Investors, LLC
Rydex | SGI VT Multi-Hedge Strategies	N/A	Long-term capital appreciation with less risk than traditional equity funds	Security Investors, LLC
Rydex | SGI VT Small Cap Growth	N/A	Capital appreciation	Security Investors, LLC

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Underlying Fund	Share Class	Investment Objective	Adviser	Sub-Adviser
Rydex | SGI VT Small Cap Value	N/A	Long-term capital appreciation	Security Investors, LLC
Rydex | SGI VT U.S. Intermediate Bond	N/A	Current income	Security Investors, LLC
Rydex | SGI VT U.S. Long Short Momentum	N/A	Long-term capital appreciation	Security Investors, LLC

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Riders Available for Purchase Only Prior to February 1, 2010

Guaranteed Minimum Income Benefit — This rider makes available a minimum amount for the purchase of a fixed Annuity (“Minimum Income Benefit”). The Minimum Income Benefit is equal to Purchase Payments and any Credit Enhancements, net of any premium tax, less an adjustment for withdrawals, increased at an annual effective rate of interest of 3% or 5%, as elected in the application; provided, however, that the Minimum Income Benefit shall not exceed an amount equal to your Purchase Payments, less the amount of any withdrawals (including any withdrawal charges) and any applicable premium tax, times 200%. (If you elected the Guaranteed Minimum Income Benefit at 5%, please note that the Company will credit a maximum rate of 4% for amounts allocated to the Rydex | SGI VT Money Market Subaccount or the Fixed Account; however, you will still pay the rider charge applicable to the 5% rate.) Any amounts allocated to the Loan Account, however, will only earn the Guaranteed Rate.

In crediting interest, the Company takes into account the timing of when each Purchase Payment and withdrawal occurred and accrues such interest until the earlier of: (1) the Annuity Start Date, or (2) the Contract Anniversary following the oldest Annuitant’s 80th birthday. In the event of a withdrawal, the Minimum Income Benefit is reduced as of the date of the withdrawal by a percentage found by dividing the withdrawal amount, including any withdrawal charges, by Contract Value immediately prior to the withdrawal.

You may apply the Minimum Income Benefit, less any applicable premium tax and pro rata account administration charge, to purchase a fixed Annuity within 30 days of any Contract Anniversary following the 10th Contract Anniversary. You may apply the Minimum Income Benefit to purchase only a fixed Annuity under Option 2, life income with a 10-year period certain, or Option 4, joint and last survivor with a 10-year period certain. See the discussion of Options 2 and 4 under “Annuity Options.” The Annuity rates for this rider are based upon the 1983(a) mortality table with mortality improvement under projection scale G and an interest rate of 2½%. This rider is available only if the age of the Owner at the time the Contract is issued is age 79 or younger.

Guaranteed Minimum Withdrawal Benefit — If you elected this rider when you purchased the Contract, your “Benefit Amount” is equal to a percentage of the initial Purchase Payment including any Credit Enhancement. If you purchased the rider on a Contract Anniversary, your Benefit Amount was equal to a percentage of your Contract Value on the Valuation Date we added this rider to your Contract. The Benefit Amount, which is the amount available for withdrawal under this rider, is reduced as you take Annual Withdrawal Amounts, and the Benefit Amount as so reduced is referred to as the “Remaining Benefit Amount.”

Under this rider, you may withdraw up to a specified amount each Contract Year (the “Annual Withdrawal Amount”), regardless of the performance of your Contract Value, until the Remaining Benefit Amount is reduced to $0. The Annual Withdrawal Amount initially is a percentage of the initial Purchase Payment including any Credit Enhancement (or Contract Value on the purchase date of the rider if the rider was purchased on a Contract Anniversary). You may select one of the following combinations of Annual Withdrawal Amount and Benefit Amount:

Annual Withdrawal Amount*	Benefit Amount*
5%	130%
6%	110%
7%	100%
* A percentage of the initial Purchase Payment including any Credit Enhancement (or Contract Value on the purchase date of the rider if the rider was purchased on a Contract Anniversary)

If you do not take the Annual Withdrawal Amount during a Contract Year, you may not take more than the Annual Withdrawal Amount in the next Contract Year, without triggering a proportional reduction in the Annual Withdrawal Amount and Remaining Benefit Amount. The Annual Withdrawal Amount can be taken in one withdrawal or multiple withdrawals during the Contract Year. You can continue to take up to the Annual Withdrawal Amount each Contract Year until the Remaining Benefit Amount is depleted.

If you take more than the Annual Withdrawal Amount in a Contract Year, we will recalculate the Remaining Benefit Amount, and your Annual Withdrawal Amount may be lower in the future. Withdrawals under this rider reduce Contract Value by the amount of the withdrawal, including any applicable withdrawal charges or premium taxes and any forfeited Credit Enhancements; provided, however, that a withdrawal of the Annual Withdrawal Amount is not subject to a withdrawal charge. Any withdrawal up to the Annual Withdrawal Amount in a Contract Year reduces the Free Withdrawal amount otherwise available in that Contract Year, and withdrawals, including withdrawals of the Annual Withdrawal Amount, may result in forfeiture of Credit Enhancements if you have the Extra Credit Rider in effect. Please see the discussion under “Contingent Deferred Sales Charge” and “Extra Credit.” Withdrawals, including withdrawals of the Annual Withdrawal Amount, may result in receipt of taxable income to the Owner and, if made prior to the Owner attaining age 59½, may be subject to a 10% penalty tax. Please see “Federal Tax Matters.”

The Annual Withdrawal Amount will remain the same each Contract Year unless you make additional Purchase Payments after the purchase date of the rider, withdraw more than the Annual Withdrawal Amount in a Contract Year, or elect to reset the Remaining Benefit Amount as discussed below. If additional Purchase Payments are made, the Annual Withdrawal Amount will increase by an amount equal to 5%, 6% or 7% of the Purchase Payment including any Credit Enhancements, and the Remaining Benefit Amount will increase by an amount equal to 130%, 110% or 100% of the Purchase Payment including any Credit Enhancements, depending on which combination of Annual Withdrawal Amount and Benefit Amount you have selected.

The Annual Withdrawal Amount and Remaining Benefit Amount are recalculated in the event of a withdrawal in a Contract Year that exceeds the Annual Withdrawal Amount as follows. The Annual Withdrawal Amount and Remaining Benefit Amount respectively are reduced by an amount equal to a percentage of the Annual Withdrawal Amount and Remaining Benefit Amount. The percentage is determined by dividing: (i) the excess withdrawal amount by (ii) Contract Value after deduction of any Annual Withdrawal Amount included in the withdrawal.

After the fifth anniversary of the purchase of this rider, you may elect to reset the Remaining Benefit Amount to an amount equal to Contract Value on the reset date and the Annual Withdrawal Amount to 5%, 6% or 7%, as applicable, of Contract Value on that date; provided, however, that the Annual Withdrawal Amount will remain the same if the current Annual Withdrawal Amount is greater than the reset amount. Once a reset election has been made, you may not elect another reset until after the fifth anniversary of the prior reset date. The Company reserves the right to require that resets be effected on a Contract Anniversary and the rider charge may be increased in the event that you elect a reset; provided, however, that such charge will not exceed 1.10%.

While this rider is in effect, we reserve the right to restrict subsequent Purchase Payments. This rider will terminate upon the earliest of: (1) termination of the Contract, (2) the Annuity Start Date, (3) any Valuation Date on which Contract Value and the Remaining Benefit Amount are equal to $0, (4) a full withdrawal of Contract Value pursuant to a withdrawal that exceeds the Annual Withdrawal Amount for that Contract Year, or (5) upon the first death of any Owner, or if the Owner is a non-natural person, the death of an Annuitant or a Joint Owner that is a natural person. This rider may not be reinstated by Purchase Payments or reset after such termination. This rider was available only if the age of each Owner and Annuitant at the time the rider was purchased was age 85 or younger.

If you have a qualified contract, you may be required to take minimum distributions from the Contract during your lifetime. If your required minimum distribution amount exceeds your Annual Withdrawal Amount, you will have to withdraw more than the Annual Withdrawal Amount to avoid the imposition of a 50% excise tax, causing a proportional reduction in the Remaining Benefit Amount.

2

SECUREDESIGNS® VARIABLE ANNUITY

Variable Annuity Account B

STATEMENT OF ADDITIONAL INFORMATION

Date:  May 1, 2011

Individual Flexible Purchase Payment
Deferred Variable Annuity Contract

Issued by
First Security Benefit Life Insurance and Annuity Company of New York
800 Westchester Avenue, Suite 641 N.
Rye Brook, NY 10573
1-800-355-4570

Mailing Address:
First Security Benefit Life Insurance and Annuity Company of New York
P.O. Box 750497
Topeka, Kansas 66675-0497
1-800-888-2461

This Statement of Additional Information is not a prospectus and should be read in conjunction with the current Prospectus for the SecureDesigns Variable Annuity dated May 1, 2011 , as it may be supplemented from time to time. A copy of the Prospectus may be obtained from First Security Benefit Life Insurance and Annuity Company of New York (the “Company”) by calling 1-800-888-2461 or by writing P.O. Box 750497, Topeka, Kansas 66675-0497.

General Information and History

For a description of the Flexible Purchase Payment Deferred Variable Annuity Contract (the “Contract”), First Security Benefit Life Insurance and Annuity Company of New York (”the Company”), and the Variable Annuity Account B (the “Separate Account”), see the Prospectus. This Statement of Additional Information contains information that supplements the information in the Prospectus. Defined terms used in this Statement of Additional Information have the same meaning as terms defined in the section entitled “Definitions” in the Prospectus.

Safekeeping of Assets — The Company is responsible for the safekeeping of the assets of the Subaccounts. These assets, which consist of shares of the Underlying Funds in non-certificated form, are held separate and apart from the assets of the Company’s General Account and its other separate accounts.

Method of Deducting the Excess Charge

The minimum mortality and expense risk charge of 0.60%, and the administration charge of 0.15%, on an annual basis, of each Subaccount’s average daily net assets, are factored into the accumulation unit value or “price” of each Subaccount on each Valuation Date. The Company deducts any mortality and expense risk charge above the minimum charge and the charge for any optional Riders (the “Excess Charge”) on a monthly basis.

Each Subaccount declares a monthly subaccount adjustment and the Company deducts the Excess Charge from this monthly subaccount adjustment upon its reinvestment in the Subaccount. The Excess Charge is a percentage of your Contract Value allocated to the Subaccount as of the reinvestment date. The monthly subaccount adjustment is paid only for the purpose of collecting the Excess Charge. Assuming that you owe a charge above the minimum mortality and expense risk charge and the administration charge, your Contract Value will be reduced in the amount of your Excess Charge upon reinvestment of the Subaccount’s monthly adjustment. The Company reserves the right to compute and deduct the Excess Charge from each Subaccount on each Valuation Date.

The Company will declare a monthly subaccount adjustment for each Subaccount on one Valuation Date of each calendar month (“Record Date”). The Company will pay the monthly subaccount adjustment on a subsequent Valuation Date (“Reinvestment Date”) within five Valuation Dates of the Record Date. Such monthly subaccount adjustment will be declared as a dollar amount per Accumulation Unit.

For each Subaccount, any Owner as of the Record Date will receive on the Reinvestment Date a net subaccount adjustment equal to:

1.	the amount of subaccount adjustment per Accumulation Unit; times

2.	the number of Accumulation Units allocated to the Subaccount as of the Record Date; less

3.	the amount of the Excess Charge for that Subaccount; provided that the Company will not deduct any Excess Charge from the first subaccount adjustment following the Contract Date.

The monthly subaccount adjustment will be reinvested on the Reinvestment Date at the Accumulation Unit Value determined as of the close of that date in Accumulation Units of the Subaccount.

An example of this process is as follows. Assuming Contract Value of $50,000 allocated to the Rydex | SGI VT Large Cap Core Subaccount and no Riders, the Excess Charge would be computed as follows:

Mortality and Expense Risk Charge		0.70%
Plus: Optional Rider Charge	+	N/A
Less: Minimum Charge	-	0.60%
Excess Charge on an Annual Basis		0.10%

Further assuming 5,000 Accumulation Units with an Accumulation Unit Value of $10 per unit on December 30 and a gross subaccount adjustment of $0.025 per unit declared on December 31 (Record Date), the monthly subaccount adjustment amount would be as follows:

3

Accumulation Unit Value as of Valuation Date before Record Date		$10.00
Accumulation Unit Value as of Reinvestment Date		$ 9.975
Gross Subaccount Adjustment Per Unit		$ 0.025
Less: Excess Charge Per Unit	-	$ 0.00085
Net Subaccount Adjustment Per Unit		$ 0.02415
Times: Number of Accumulation Units	x	5,000
Net Subaccount Adjustment Amount		$ 120.75

The monthly subaccount adjustment amount would be reinvested on the Reinvestment Date in Accumulation Units of the Rydex | SGI Large Cap Core Subaccount, as follows: $0.02415 (net subaccount adjustment per unit) divided by $9.975 (Accumulation Unit value as of the Reinvestment Date) times 5,000 Units equals 12.105 Accumulation Units. On the Reinvestment Date, 12.105 Accumulation Units are added to Contract Value for a total of 5,012.105 Accumulation Units after the subaccount adjustment reinvestment. Contract Value on the Reinvestment Date is equal to 5,012.105 Accumulation Units times $9.975 (Accumulation Unit Value as of the Reinvestment Date) for a Contract Value of $49,995.75 after the subaccount adjustment reinvestment.

After the Annuity Start Date, the Company will deduct a mortality and expense risk charge of 1.25%. This charge is factored into the annuity unit values on each Valuation Date.

Limits on Purchase Payments Paid Under Tax-Qualified Retirement Plans

Section 403(b) — Contributions to 403(b) annuities are excludable from an employee’s gross income if they do not exceed the limits under Sections 402(g) and 415 of the Code. The applicable limit will depend upon whether the annuities are purchased with employer or employee contributions. Rollover contributions are not subject to these annual limits.

Section 402(g) generally limits an employee’s annual elective salary reduction contributions to a 403(b) annuity and any 401(k) arrangement to $16,500 for tax year 2011 .

The $16,500 limit may be adjusted for inflation in $500 increments for future tax years. If an individual is age 50 or over, catch-up contributions equal to $5,500, can be made to a 403(b) annuity during the 2011 tax year. The $5,500 limit may be adjusted for inflation in $500 increments for future tax years.

The contribution limits will be reduced by salary reduction contributions to other 403(b) or 401(k) arrangements. An employee under a 403(b) annuity with at least 15 years of service for a “qualified employer” (i.e., an educational organization, hospital, home health service agency, health and welfare service agency, church or convention or association of churches) generally may exceed the limit by up to $3,000 per year, subject to an aggregate limit on the excess of $15,000 for all years.

Section 415(c) also provides an overall limit on the amount of employer and employee elective salary reduction contributions to a Section 403(b) annuity that will be excludable from an employee’s gross income in a given year. Generally, the Section 415(c) limit for 2011 is the lesser of (i) $49,000, or (ii) 100% of the employee’s annual compensation.

Sections 408 and 408A — Premiums (other than rollover contributions) paid under a Contract used in connection with a traditional or Roth individual retirement annuity (IRA) that is described in Section 408 or Section 408A of the Internal Revenue Code are subject to the limits on contributions to IRAs under Section 219(b) of the Internal Revenue Code. Under Section 219(b) of the Code, contributions (other than rollover contributions) to an IRA are limited to the lesser of 100% of the individual’s taxable compensation or $5,000. If an individual is age 50 or over, the individual may make an additional catch up contribution to a traditional IRA of $1,000 for each tax year.

Spousal IRAs allow an Owner and his or her spouse to each contribute up to the applicable dollar amount to their respective IRAs so long as a joint tax return is filed and joint income is $6,000 or more. The maximum amount the higher compensated spouse may contribute for the year is the lesser of the applicable amount as shown in the table above or 100% of that spouse’s compensation. The maximum the lower compensated spouse may contribute is the

4

lesser of (i) the applicable dollar amount as shown in the table above or (ii) 100% of that spouse’s compensation plus the amount by which the higher compensated spouse’s compensation exceeds the amount the higher compensated spouse contributes to his or her IRA. The extent to which an Owner may deduct contributions to a traditional IRA depends on the gross income of the Owner and his or her spouse for the year and whether either is an “active participant” in an employer-sponsored retirement plan.

Premiums under a Contract used in connection with a simplified employee pension plan described in Section 408 of the Internal Revenue Code are subject to limits under Section 402(h) of the Internal Revenue Code. Section 402(h) currently limits employer contributions and salary reduction contributions (if permitted) under a simplified employee pension plan to the lesser of (a) 25% of the compensation of the participant in the Plan, or (b) $49,000. Salary reduction contributions, if any, are subject to additional annual limits.

Administrative Services Arrangements

The Company has entered into an administrative services agreement with its affiliate, Security Benefit Life Insurance Company (“SBL”). Pursuant to this agreement, SBL provides management, investment, and administrative services for the Separate Account and the Contract, including underwriting, claims, and actuarial services. The Company reimburses SBL for the services and facilities it provides to the Company. For the years ended December 31, 2010, 2009, and 2008, the Company paid $119,997, $66,840, and $69,814, respectively, under the agreement.

Performance Information

Performance information for the Subaccounts of the Separate Account, including the yield and effective yield of the Rydex | SGI VT Money Market Subaccount, and the average annual total return and total return of all Subaccounts, may appear in advertisements, reports, and promotional literature provided to current or prospective Owners.

Quotations of yield for the Rydex | SGI VT Money Market Subaccount will be based on the change in the value, exclusive of capital changes and income other than investment income, of a hypothetical investment in a Contract over a particular seven day period, less a hypothetical charge reflecting deductions from the Contract during the period (the “base period”) and stated as a percentage of the investment at the start of the base period (the “base period return”). The base period return is then annualized by multiplying by 365/7, with the resulting yield figure carried to at least the nearest one hundredth of one percent. Any quotations of effective yield for the Rydex | SGI VT Money Market Subaccount assume that all monthly subaccount adjustments received during an annual period have been reinvested. Calculation of “effective yield” begins with the same “base period return” used in the yield calculation, which is then annualized to reflect weekly compounding pursuant to the following formula:

Effective Yield = [(Base Period Return + 1)365/7] - 1

Quotations of average annual total return for any Subaccount will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in a Contract over a period of one, five and ten years (or, if less, up to the life of the Subaccount), calculated pursuant to the following formula: P(1 + T)n = ERV (where P = a hypothetical initial payment of $1,000, T = the average annual total return, n = the number of years, and ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period).

Average annual total return figures (referred to as “Standardized Total Return”) are calculated from the Separate Account inception date, and reflect the deduction of the maximum mortality and expense risk charge of 0.85%, the maximum optional Rider charges of 1.70%, the administration charge of 0.15%, the account administration charge of $30, and the contingent deferred sales charge.

Other total return figures (referred to as “Non-Standardized Total Return”) may be quoted that do not assume a surrender and do not reflect deduction of the contingent deferred sales charge and account administration charge of $30; provided that such figures do not reflect the addition of any Credit Enhancement. The contingent deferred sales charge and account administration charge if reflected would lower the Non-Standardized Total Return. Total return figures that do not reflect deduction of all charges will be accompanied by Standardized Total Return that reflects such charges and which date from the Separate Account inception date.

5

Total return figures may also be shown for periods beginning prior to the availability of the Contract. Such total return figures are based upon the performance of the Underlying Funds, adjusted to reflect the maximum charges imposed under the Contract. Any quotation of performance that pre-dates the date of inception of the Separate Account (or a Subaccount thereof as applicable) will be accompanied by Standardized Total Return figures that reflect the deduction of the applicable contingent deferred sales charge and other fees and charges since the date of inception of the Separate Account or Subaccount.

Total return figures also may be quoted that assume the Owner has purchased an Extra Credit Rider and, as such, will reflect any applicable Credit Enhancements; however, such total return figures will also reflect the deduction of all applicable charges, including any contingent deferred sales charge and any account administration charge.

Quotations of total return for any Subaccount will be based on a hypothetical investment in the Subaccount over a certain period and will be computed by subtracting the initial value of the investment from the ending value and dividing the remainder by the initial value of the investment. Such quotations of total return will reflect the deduction of all applicable charges to the contract and the Separate Account (on an annual basis) except the applicable contingent deferred sales charge.

Performance information for any Subaccount reflects only the performance of a hypothetical Contract under which Contract Value is allocated to a Subaccount during a particular time period on which the calculations are based. Performance information should be considered in light of the investment objectives and policies, characteristics and quality of the Underlying Fund in which the Subaccount invests, and the market conditions during the given time period, and should not be considered as a representation of what may be achieved in the future.

Independent Registered Public Accounting Firm

The financial statements of First Security Benefit Life Insurance and Annuity Company of New York at December 31, 2010 and 2009 , and for each of the three years in the period ended December 31, 2010 , and the financial statements of Variable Annuity Account B – SecureDesigns Variable Annuity at December 31, 2010 , and for each of the specified periods ended December 31, 2010 and 2009 , included in this Statement of Additional Information have been audited by Ernst & Young, LLP, 1200 Main Street, Suite 2500, Kansas City, Missouri, 64105, independent registered public accounting firm, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing.

Financial Statements

The financial statements of First Security Benefit Life Insurance and Annuity Company of New York as of December 31, 2010 and 2009 , and for each of the three years in the period ended December 31, 2010 , and the financial statements of Variable Annuity Account B – SecureDesigns Variable Annuity at December 31, 2010 , and for each of the specified periods ended December 31, 2010 and 2009 , are set forth herein, following this section.

The financial statements of First Security Benefit Life Insurance and Annuity Company of New York, which are included in this Statement of Additional Information, should be considered only as bearing on the ability of the Company to meet its obligations under the Contract. They should not be considered as bearing on the investment performance of the assets held in the Separate Account.

6

Financial Statements

Variable Annuity Account B -
SecureDesigns Variable Annuity Account
Year Ended December 31, 2010
With Report of Independent Registered Public Accounting Firm

Variable Annuity Account B -
SecureDesigns Variable Annuity Account

Financial Statements

Year Ended December 31, 2010

Ernst & Young LLP One Kansas City Place Suite 2500 1200 Main Street Kansas City, MO 64105-2143

Tel: +1 816 474 5200 Fax: +1 816 480 5555 www.ey.com

Report of Independent Registered Public Accounting Firm

The Contract Owners
Variable Annuity Account B – SecureDesigns Variable Annuity
and
The Board of Directors
First Security Benefit Life Insurance and
Annuity Company of New York

We have audited the accompanying statements of net assets of certain of the respective subaccounts of Variable Annuity Account B (the Account), a separate account of First Security Benefit Life Insurance and Annuity Company of New York consisting of the American Century VP Mid Cap Value, American Century VP Ultra, American Century VP Value, Dent Strategic Portfolio, Dreyfus IP Technology Growth, Dreyfus VIF International Value, Franklin Income Securities, Franklin Small Cap Value Securities, Franklin Templeton VIP Founding Funds Allocation, Invesco V.I. Basic Value, Invesco V.I. Capital Development, Invesco V.I. Global Health Care, Invesco V.I. Global Real Estate, Invesco V.I. International Growth, Invesco V.I. Mid Cap Core Equity, Invesco Van Kampen V.I. Comstock, Invesco Van Kampen V.I. Equity and Income, Invesco Van Kampen V.I. Government, Janus Aspen Enterprise, Janus Aspen Janus Portfolio, Legg Mason ClearBridge Variable Aggressive Growth, Legg Mason ClearBridge Variable Small Cap Growth, Legg Mason Western Asset Variable Global High Yield Bond, MFS VIT Research International, MFS VIT Total Return, MFS VIT Utilities, Morgan Stanley UIF Emerging Markets Equity, Mutual Global Discovery Securities, Neuberger Berman AMT Socially Responsive, Oppenheimer Core Bond Fund/VA, Oppenheimer Main Street Small Cap Fund/VA, PIMCO VIT All Asset, PIMCO VIT CommodityRealReturn Strategy, PIMCO VIT Emerging Markets Bond, PIMCO VIT Foreign Bond (U.S. Dollar-Hedged), PIMCO VIT Low Duration, PIMCO VIT Real Return, Royce Micro-Cap, Rydex|SGI VT All-Asset Aggressive Strategy, Rydex|SGI VT All-Asset Conservative Strategy, Rydex|SGI VT All-Asset Moderate Strategy, Rydex|SGI VT All Cap Value, Rydex|SGI VT Alpha Opportunity, Rydex|SGI VT Alternative Strategies Allocation, Rydex|SGI VT CLS AdvisorOne Amerigo, Rydex|SGI VT CLS AdvisorOne Clermont, Rydex|SGI VT Global, Rydex|SGI VT High Yield, Rydex|SGI VT International Long Short Select, Rydex|SGI VT Large Cap Concentrated Growth, Rydex|SGI VT Large Cap Core, Rydex|SGI VT Large Cap Value, Rydex|SGI VT Managed Asset Allocation, Rydex|SGI VT Managed Futures Strategy, Rydex|SGI VT Mid Cap Growth, Rydex|SGI VT Mid Cap Value, Rydex|SGI VT Money Market, Rydex|SGI VT Multi-Hedge Strategies, Rydex|SGI VT Small Cap Growth, Rydex|SGI VT Small Cap Value, Rydex|SGI VT U.S. Intermediate Bond, and Rydex|SGI VT U.S. Long Short Momentum subaccounts, as of December 31, 2010, and the related statements of operations for the year then ended, and the statements of changes in

1

net assets for each of the two years in the period then ended. These financial statements are the responsibility of the management of First Security Benefit Life Insurance and Annuity Company of New York. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Account’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of investments owned as of December 31, 2010, by correspondence with the transfer agents. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective subaccounts of Variable Annuity Account B that are available for investment by contract owners of SecureDesigns Variable Annuity at December 31, 2010, the results of their operations, and the changes in their net assets for the periods described above, in conformity with U.S. generally accepted accounting principles.

/s/ Ernst & Young LLP

Kansas City, Missouri
April 29, 2011

Variable Annuity Account B -
SecureDesigns Variable Annuity Account

Statements of Net Assets

December 31, 2010

	American Century VP Mid Cap Value	American Century VP Ultra	American Century VP Value	Dent Strategic Portfolio	Dreyfus IP Technology Growth
Assets:
Mutual funds, at market value	$52,720	$191,434	$792,369	$112,038	$397,676
Total assets	52,720	191,434	792,369	112,038	397,676
Net assets	$52,720	$191,434	$792,369	$112,038	$397,676

Units outstanding	5,775	17,981	63,089	12,350	33,278

Unit value	$9.13	$10.65	$12.56	$9.07	$11.95

Mutual funds, at cost	$45,024	$177,467	$877,543	$95,766	$371,294
Mutual fund shares	3,728	20,629	135,217	11,363	31,363
See accompanying notes.

Variable Annuity Account B -
SecureDesigns Variable Annuity Account

Statements of Net Assets (continued)

December 31, 2010

	Dreyfus VIF International Value	Franklin Income Securities	Franklin Small Cap Value Securities	Franklin Templeton VIP Founding Funds Allocation	Invesco V.I. Basic Value
Assets:
Mutual funds, at market value	$984,202	$978,804	$370,574	$37,673	$311,410
Total assets	984,202	978,804	370,574	37,673	311,410
Net assets	$984,202	$978,804	$370,574	$37,673	$311,410

Units outstanding	90,582	106,684	42,503	4,357	31,174

Unit value	$10.86	$9.17	$8.72	$8.65	$9.99

Mutual funds, at cost	$1,056,945	$996,290	$306,521	$28,554	$446,834
Mutual fund shares	87,797	66,046	22,805	4,886	49,118
See accompanying notes.

Variable Annuity Account B -
SecureDesigns Variable Annuity Account

Statements of Net Assets (continued)

December 31, 2010

	Invesco V.I. Capital Development	Invesco V.I. Global Health Care	Invesco V.I. Global Real Estate	Invesco V.I. International Growth	Invesco V.I. Mid Cap Core Equity
Assets:
Mutual funds, at market value	$259,053	$85,202	$619,712	$1,154,104	$644,283
Total assets	259,053	85,202	619,712	1,154,104	644,283
Net assets	$259,053	$85,202	$619,712	$1,154,104	$644,283

Units outstanding	29,012	7,247	34,981	80,038	43,883

Unit value	$8.93	$11.76	$17.72	$14.42	$14.68

Mutual funds, at cost	$265,953	$85,627	$758,207	$1,088,650	$602,353
Mutual fund shares	19,897	5,099	45,634	40,709	52,466
See accompanying notes.

Variable Annuity Account B -
SecureDesigns Variable Annuity Account

Statements of Net Assets (continued)

December 31, 2010

	Invesco Van Kampen V.I. Comstock	Invesco Van Kampen V.I. Equity and Income	Invesco Van Kampen V.I. Government	Janus Aspen Enterprise	Janus Aspen Janus Portfolio
Assets:
Mutual funds, at market value	$131,723	$574,697	$1,787,475	$275,664	$394,384
Total assets	131,723	574,697	1,787,475	275,664	394,384
Net assets	$131,723	$574,697	$1,787,475	$275,664	$394,384

Units outstanding	15,024	56,763	179,840	28,317	46,054

Unit value	$8.77	$10.12	$9.94	$9.74	$8.59

Mutual funds, at cost	$136,303	$497,173	$1,765,101	$238,864	$368,302
Mutual fund shares	11,287	40,904	194,502	7,345	16,412
See accompanying notes.

Variable Annuity Account B -
SecureDesigns Variable Annuity Account

Statements of Net Assets (continued)

December 31, 2010

	Legg Mason ClearBridge Variable Aggressive Growth	Legg Mason ClearBridge Variable Small Cap Growth	Legg Mason Western Asset Variable Global High Yield Bond	MFS VIT Research International	MFS VIT Total Return
Assets:
Mutual funds, at market value	$1,507,893	$123,940	$1,435,033	$756,743	$2,433,513
Total assets	1,507,893	123,940	1,435,033	756,743	2,433,513
Net assets	$1,507,893	$123,940	$1,435,033	$756,743	$2,433,513

Units outstanding	169,017	12,419	139,573	83,170	255,042

Unit value	$8.92	$9.98	$10.29	$9.10	$9.54

Mutual funds, at cost	$1,357,366	$109,691	$1,417,271	$764,412	$2,229,898
Mutual fund shares	93,080	8,017	179,155	61,275	131,684
See accompanying notes.

Variable Annuity Account B -
SecureDesigns Variable Annuity Account

Statements of Net Assets (continued)

December 31, 2010

	MFS VIT Utilities	Morgan Stanley UIF Emerging Markets Equity	Mutual Global Discovery Securities	Neuberger Berman AMT Socially Responsive	Oppenheimer Core Bond Fund/VA
Assets:
Mutual funds, at market value	$931,603	$591,460	$717,369	$874,684	$390,345
Total assets	931,603	591,460	717,369	874,684	390,345
Net assets	$931,603	$591,460	$717,369	$874,684	$390,345

Units outstanding	73,349	59,618	81,261	59,550	59,300

Unit value	$12.70	$9.92	$8.82	$14.69	$6.59

Mutual funds, at cost	$1,063,043	$564,353	$681,468	$811,721	$417,017
Mutual fund shares	37,339	38,557	34,505	58,704	51,025
See accompanying notes.

Variable Annuity Account B -
SecureDesigns Variable Annuity Account

Statements of Net Assets (continued)

December 31, 2010

	Oppenheimer Main Street Small Cap Fund/VA	PIMCO VIT All Asset	PIMCO VIT CommodityReal Return Strategy	PIMCO VIT Emerging Markets Bond	PIMCO VIT Foreign Bond U.S. Dollar- Hedged)
Assets:
Mutual funds, at market value	$320,219	$568,934	$278,530	$346,222	$1,470,191
Total assets	320,219	568,934	278,530	346,222	1,470,191
Net assets	$320,219	$568,934	$278,530	$346,222	$1,470,191

Units outstanding	19,851	44,095	26,023	31,097	135,165

Unit value	$16.13	$12.91	$10.70	$11.13	$10.88

Mutual funds, at cost	$305,981	$545,161	$279,698	$342,738	$1,483,885
Mutual fund shares	18,298	51,816	30,913	25,570	147,314
See accompanying notes.

Variable Annuity Account B -
SecureDesigns Variable Annuity Account

Statements of Net Assets (continued)

December 31, 2010

	PIMCO VIT Low Duration	PIMCO VIT Real Return	Royce Micro- Cap	Rydex | SGI VT All-Asset Aggressive Strategy	Rydex | SGI VT All-Asset Conservative Strategy
Assets:
Mutual funds, at market value	$1,651,598	$2,637,460	$956,574	$187,483	$335,761
Total assets	1,651,598	2,637,460	956,574	187,483	335,761
Net assets	$1,651,598	$2,637,460	$956,574	$187,483	$335,761

Units outstanding	160,132	223,783	85,440	21,400	37,574

Unit value	$10.31	$11.78	$11.20	$8.76	$8.93

Mutual funds, at cost	$1,618,574	$2,462,621	$840,223	$181,484	$338,325
Mutual fund shares	158,199	200,720	78,536	7,815	14,043
See accompanying notes.

Variable Annuity Account B -
SecureDesigns Variable Annuity Account

Statements of Net Assets (continued)

December 31, 2010

	Rydex | SGI VT All-Asset Moderate Strategy	Rydex | SGI VT All Cap Value	Rydex | SGI VT Alpha Opportunity	Rydex | SGI VT Alternative Strategies Allocation	Rydex | SGI VT CLS AdvisorOne Amerigo
Assets:
Mutual funds, at market value	$444,097	$1,355,943	$535,094	$17,717	$2,709,662
Total assets	444,097	1,355,943	535,094	17,717	2,709,662
Net assets	$444,097	$1,355,943	$535,094	$17,717	$2,709,662

Units outstanding	50,773	116,481	36,441	2,393	288,247

Unit value	$8.74	$11.65	$14.68	$7.39	$9.40

Mutual funds, at cost	$451,117	$1,248,044	$509,004	$18,136	$2,883,374
Mutual fund shares	18,082	60,750	31,588	889	78,495
See accompanying notes.

Variable Annuity Account B -
SecureDesigns Variable Annuity Account

Statements of Net Assets (continued)

December 31, 2010

	Rydex | SGI VT CLS AdvisorOne Clermont	Rydex | SGI VT Global	Rydex | SGI VT High Yield	Rydex | SGI VT International Long Short Select	Rydex | SGI VT Large Cap Concentrated Growth
Assets:
Mutual funds, at market value	$872,934	$1,969,134	$2,807,569	$11,654	$734,848
Total assets	872,934	1,969,134	2,807,569	11,654	734,848
Net assets	$872,934	$1,969,134	$2,807,569	$11,654	$734,848

Units outstanding	97,756	215,743	95,275	1,550	129,704

Unit value	$8.93	$9.13	$29.46	$7.51	$5.67

Mutual funds, at cost	$894,563	$1,832,944	$1,968,257	$11,075	$611,146
Mutual fund shares	36,848	192,111	104,838	535	73,854
See accompanying notes.

Variable Annuity Account B -
SecureDesigns Variable Annuity Account

Statements of Net Assets (continued)

December 31, 2010

	Rydex | SGI VT Large Cap Core	Rydex | SGI VT Large Cap Value	Rydex | SGI VT Managed Asset Allocation	Rydex | SGI VT Managed Futures Strategy	Rydex | SGI VT Mid Cap Growth
Assets:
Mutual funds, at market value	$641,307	$881,585	$717,038	$22,765	$738,141
Total assets	641,307	881,585	717,038	22,765	738,141
Net assets	$641,307	$881,585	$717,038	$22,765	$738,141

Units outstanding	115,704	96,296	73,988	2,780	93,959

Unit value	$5.54	$9.16	$9.69	$8.22	$7.86

Mutual funds, at cost	$594,962	$816,834	$662,927	$24,717	$656,147
Mutual fund shares	27,595	34,183	36,050	1,018	24,564
See accompanying notes.

Variable Annuity Account B -
SecureDesigns Variable Annuity Account

Statements of Net Assets (continued)

December 31, 2010

	Rydex | SGI VT Mid Cap Value	Rydex | SGI VT Money Market	Rydex | SGI VT Multi-Hedge Strategies	Rydex | SGI VT Small Cap Growth	Rydex | SGI VT Small Cap Value
Assets:
Mutual funds, at market value	$3,053,102	$3,720,094	$452,868	$264,822	$862,011
Total assets	3,053,102	3,720,094	452,868	264,822	862,011
Net assets	$3,053,102	$3,720,094	$452,868	$264,822	$862,011

Units outstanding	127,082	441,813	62,330	46,088	34,758

Unit value	$24.04	$8.42	$7.27	$5.75	$24.80

Mutual funds, at cost	$2,194,368	$3,725,136	$424,194	$240,664	$710,935
Mutual fund shares	52,840	275,563	21,261	14,019	25,625
See accompanying notes.

Variable Annuity Account B -
SecureDesigns Variable Annuity Account

Statements of Net Assets (continued)

December 31, 2010

	Rydex | SGI VT U.S. Intermediate Bond	Rydex | SGI VT U.S. Long Short Momentum
Assets:
Mutual funds, at market value	$1,440,834	$322,624
Total assets	1,440,834	322,624
Net assets	$1,440,834	$322,624

Units outstanding	138,648	23,729

Unit value	$10.39	$13.60

Mutual funds, at cost	$1,361,857	$326,331
Mutual fund shares	111,004	25,205
See accompanying notes.

Variable Annuity Account B -
SecureDesigns Variable Annuity Account

Statements of Operations

Year Ended December 31, 2010

	American Century VP Mid Cap Value	American Century VP Ultra	American Century VP Value	Dent Strategic Portfolio	Dreyfus IP Technology Growth
Investment income (loss):
Dividend distributions	$945	$824	$14,463	$311	$-
Expenses:
Mortality and expense risk charge	(251)	(1,157)	(4,095)	(812)	(703)
Other expense charge	(62)	(289)	(1,024)	(203)	(176)
Net investment income (loss)	632	(622)	9,344	(704)	(879)

Net realized and unrealized capital gain (loss) on investments:
Capital gains distributions	-	-	-	1,395	-
Realized capital gain (loss) on sales of fund shares	285	(2,157)	(8,407)	18,187	7,072
Change in unrealized appreciation/depreciation on investments during the year	6,783	31,690	79,658	(8,122)	18,945
Net realized and unrealized capital gain (loss) on investments	7,068	29,533	71,251	11,460	26,017
Net increase (decrease) in net assets from operations	$7,700	$28,911	$80,595	$10,756	$25,138
See accompanying notes.

Variable Annuity Account B -
SecureDesigns Variable Annuity Account

Statements of Operations (continued)

Year Ended December 31, 2010

	Dreyfus VIF International Value	Franklin Income Securities	Franklin Small Cap Value Securities	Franklin Templeton VIP Founding Funds Allocation	Invesco V.I. Basic Value
Investment income (loss):
Dividend distributions	$12,238	$50,180	$1,429	$762	$1,047
Expenses:
Mortality and expense risk charge	(4,783)	(4,649)	(1,580)	(210)	(1,848)
Other expense charge	(1,197)	(1,162)	(395)	(53)	(462)
Net investment income (loss)	6,258	44,369	(546)	499	(1,263)

Net realized and unrealized capital gain (loss) on investments:
Capital gains distributions	-	-	-	3	-
Realized capital gain (loss) on sales of fund shares	(60,038)	(11,928)	2,308	74	(32,167)
Change in unrealized appreciation/depreciation on investments during the year	76,775	57,603	67,643	2,667	53,858
Net realized and unrealized capital gain (loss) on investments	16,737	45,675	69,951	2,744	21,691
Net increase (decrease) in net assets from operations	$22,995	$90,044	$69,405	$3,243	$20,428
See accompanying notes.

Variable Annuity Account B -
SecureDesigns Variable Annuity Account

Statements of Operations (continued)

Year Ended December 31, 2010

	Invesco V.I. Capital Development	Invesco V.I. Global Health Care	Invesco V.I. Global Real Estate	Invesco V.I. International Growth	Invesco V.I. Mid Cap Core Equity
Investment income (loss):
Dividend distributions	$-	$-	$27,549	$12,421	$623
Expenses:
Mortality and expense risk charge	(1,456)	(377)	(3,229)	(5,604)	(2,008)
Other expense charge	(364)	(94)	(807)	(1,402)	(502)
Net investment income (loss)	(1,820)	(471)	23,513	5,415	(1,887)

Net realized and unrealized capital gain (loss) on investments:
Capital gains distributions	-	-	-	-	-
Realized capital gain (loss) on sales of fund shares	(2,412)	(4,432)	(67,896)	(12,339)	17,707
Change in unrealized appreciation/depreciation on investments during the year	45,147	8,891	127,940	96,934	26,772
Net realized and unrealized capital gain (loss) on investments	42,735	4,459	60,044	84,595	44,479
Net increase (decrease) in net assets from operations	$40,915	$3,988	$83,557	$90,010	$42,592
See accompanying notes.

Variable Annuity Account B -
SecureDesigns Variable Annuity Account

Statements of Operations (continued)

Year Ended December 31, 2010

	Invesco Van Kampen V.I. Comstock	Invesco Van Kampen V.I. Equity and Income	Invesco Van Kampen V.I. Government	Janus Aspen Enterprise	Janus Aspen Janus Portfolio
Investment income (loss):
Dividend distributions	$141	$11,997	$3,970	$-	$1,222
Expenses:
Mortality and expense risk charge	(685)	(3,638)	(11,702)	(969)	(2,162)
Other expense charge	(171)	(909)	(2,925)	(242)	(540)
Net investment income (loss)	(715)	7,450	(10,657)	(1,211)	(1,480)

Net realized and unrealized capital gain (loss) on investments:
Capital gains distributions	-	-	-	-	-
Realized capital gain (loss) on sales of fund shares	(2,279)	14,866	8,433	7,948	7,741
Change in unrealized appreciation/depreciation on investments during the year	20,384	43,086	84,750	31,239	42,190
Net realized and unrealized capital gain (loss) on investments	18,105	57,952	93,183	39,187	49,931
Net increase (decrease) in net assets from operations	$17,390	$65,402	$82,526	$37,976	$48,451
See accompanying notes.

Variable Annuity Account B -
SecureDesigns Variable Annuity Account

Statements of Operations (continued)

Year Ended December 31, 2010

	Legg Mason ClearBridge Variable Aggressive Growth	Legg Mason ClearBridge Variable Small Cap Growth	Legg Mason Western Asset Variable Global High Yield Bond	MFS VIT Research International	MFS VIT Total Return
Investment income (loss):
Dividend distributions	$-	$-	$112,167	$4,818	$66,987
Expenses:
Mortality and expense risk charge	(6,535)	(542)	(4,994)	(2,322)	(15,633)
Other expense charge	(1,632)	(135)	(1,249)	(581)	(3,908)
Net investment income (loss)	(8,167)	(677)	105,924	1,915	47,446

Net realized and unrealized capital gain (loss) on investments:
Capital gains distributions	-	-	-	-	-
Realized capital gain (loss) on sales of fund shares	(6,123)	(44)	37,055	(5,791)	32,524
Change in unrealized appreciation/depreciation on investments during the year	245,191	18,437	5,031	47,487	138,249
Net realized and unrealized capital gain (loss) on investments	239,068	18,393	42,086	41,696	170,773
Net increase (decrease) in net assets from operations	$230,901	$17,716	$148,010	$43,611	$218,219
See accompanying notes.

Variable Annuity Account B -
SecureDesigns Variable Annuity Account

Statements of Operations (continued)

Year Ended December 31, 2010

	MFS VIT Utilities	Morgan Stanley UIF Emerging Markets Equity	Mutual Global Discovery Securities	Neuberger Berman AMT Socially Responsive	Oppenheimer Core Bond Fund/VA
Investment income (loss):
Dividend distributions	$25,901	$1,271	$7,526	$166	$8,334
Expenses:
Mortality and expense risk charge	(5,144)	(1,565)	(3,737)	(3,422)	(3,042)
Other expense charge	(1,286)	(391)	(934)	(856)	(760)
Net investment income (loss)	19,471	(685)	2,855	(4,112)	4,532

Net realized and unrealized capital gain (loss) on investments:
Capital gains distributions	-	-	-	-	-
Realized capital gain (loss) on sales of fund shares	(25,647)	(8,829)	(4,257)	(8,653)	(43,820)
Change in unrealized appreciation/depreciation on investments during the year	109,149	49,498	70,405	159,960	91,220
Net realized and unrealized capital gain (loss) on investments	83,502	40,669	66,148	151,307	47,400
Net increase (decrease) in net assets from operations	$102,973	$39,984	$69,003	$147,195	$51,932
See accompanying notes.

Variable Annuity Account B -
SecureDesigns Variable Annuity Account

Statements of Operations (continued)

Year Ended December 31, 2010

	Oppenheimer Main Street Small Cap Fund/VA	PIMCO VIT All Asset	PIMCO VIT CommodityReal Return Strategy	PIMCO VIT Emerging Markets Bond	PIMCO VIT Foreign Bond (U.S. Dollar- Hedged)
Investment income (loss):
Dividend distributions	$1,156	$37,168	$27,188	$11,359	$26,192
Expenses:
Mortality and expense risk charge	(1,680)	(3,030)	(1,121)	(1,465)	(8,453)
Other expense charge	(420)	(758)	(280)	(366)	(2,113)
Net investment income (loss)	(944)	33,380	25,787	9,528	15,626

Net realized and unrealized capital gain (loss) on investments:
Capital gains distributions	-	-	3,549	-	44,353
Realized capital gain (loss) on sales of fund shares	(3,104)	14,936	(22,123)	3,950	8,797
Change in unrealized appreciation/depreciation on investments during the year	63,220	5,966	29,785	561	17,497
Net realized and unrealized capital gain (loss) on investments	60,116	20,902	11,211	4,511	70,647
Net increase (decrease) in net assets from operations	$59,172	$54,282	$36,998	$14,039	$86,273
See accompanying notes.

Variable Annuity Account B -
SecureDesigns Variable Annuity Account

Statements of Operations (continued)

Year Ended December 31, 2010

	PIMCO VIT Low Duration	PIMCO VIT Real Return	Royce Micro- Cap	Rydex | SGI VT All-Asset Aggressive Strategy	Rydex | SGI VT All-Asset Conservative Strategy
Investment income (loss):
Dividend distributions	$25,696	$45,382	$16,403	$1,221	$8,282
Expenses:
Mortality and expense risk charge	(9,447)	(18,781)	(4,522)	(980)	(1,630)
Other expense charge	(2,361)	(4,695)	(1,131)	(245)	(407)
Net investment income (loss)	13,888	21,906	10,750	(4)	6,245

Net realized and unrealized capital gain (loss) on investments:
Capital gains distributions	5,856	24,038	-	-	-
Realized capital gain (loss) on sales of fund shares	11,782	83,567	7,126	(2,929)	(482)
Change in unrealized appreciation/depreciation on investments during the year	35,112	99,573	189,462	19,684	14,333
Net realized and unrealized capital gain (loss) on investments	52,750	207,178	196,588	16,755	13,851
Net increase (decrease) in net assets from operations	$66,638	$229,084	$207,338	$16,751	$20,096
See accompanying notes.

Variable Annuity Account B -
SecureDesigns Variable Annuity Account

Statements of Operations (continued)

Year Ended December 31, 2010

	Rydex | SGI VT All-Asset Moderate Strategy	Rydex | SGI VT All Cap Value	Rydex | SGI VT Alpha Opportunity	Rydex | SGI VT Alternative Strategies Allocation	Rydex | SGI VT CLS AdvisorOne Amerigo
Investment income (loss):
Dividend distributions	$7,878	$-	$-	$91	$2,392
Expenses:
Mortality and expense risk charge	(2,434)	(6,788)	(2,864)	(219)	(15,414)
Other expense charge	(608)	(1,696)	(716)	(55)	(3,853)
Net investment income (loss)	4,836	(8,484)	(3,580)	(183)	(16,875)

Net realized and unrealized capital gain (loss) on investments:
Capital gains distributions	-	-	-	-	-
Realized capital gain (loss) on sales of fund shares	(4,476)	(4,165)	(3,479)	(885)	(63,673)
Change in unrealized appreciation/depreciation on investments during the year	26,707	202,870	95,835	247	421,471
Net realized and unrealized capital gain (loss) on investments	22,231	198,705	92,356	(638)	357,798
Net increase (decrease) in net assets from operations	$27,067	$190,221	$88,776	$(821)	$340,923
See accompanying notes.

Variable Annuity Account B -
SecureDesigns Variable Annuity Account

Statements of Operations (continued)

Year Ended December 31, 2010

	Rydex | SGI VT CLS AdvisorOne Clermont	Rydex | SGI VT Global	Rydex | SGI VT High Yield	Rydex | SGI VT International Long Short Select	Rydex | SGI VT Large Cap Concentrated Growth
Investment income (loss):
Dividend distributions	$15,158	$-	$-	$32	$-
Expenses:
Mortality and expense risk charge	(5,171)	(11,768)	(17,629)	(20)	(4,960)
Other expense charge	(1,293)	(2,942)	(4,407)	(4)	(1,241)
Net investment income (loss)	8,694	(14,710)	(22,036)	8	(6,201)

Net realized and unrealized capital gain (loss) on investments:
Capital gains distributions	-	-	-	-	-
Realized capital gain (loss) on sales of fund shares	(11,866)	1,592	276,319	46	20,992
Change in unrealized appreciation/depreciation on investments during the year	84,649	297,663	134,013	11	92,980
Net realized and unrealized capital gain (loss) on investments	72,783	299,255	410,332	57	113,972
Net increase (decrease) in net assets from operations	$81,477	$284,545	$388,296	$65	$107,771
See accompanying notes.

Variable Annuity Account B -
SecureDesigns Variable Annuity Account

Statements of Operations (continued)

Year Ended December 31, 2010

	Rydex | SGI VT Large Cap Core	Rydex | SGI VT Large Cap Value	Rydex | SGI VT Managed Asset Allocation	Rydex | SGI VT Managed Futures Strategy	Rydex | SGI VT Mid Cap Growth
Investment income (loss):
Dividend distributions	$-	$-	$-	$-	$-
Expenses:
Mortality and expense risk charge	(2,747)	(5,926)	(4,043)	(131)	(3,894)
Other expense charge	(687)	(1,482)	(1,011)	(33)	(974)
Net investment income (loss)	(3,434)	(7,408)	(5,054)	(164)	(4,868)

Net realized and unrealized capital gain (loss) on investments:
Capital gains distributions	-	-	-	-	-
Realized capital gain (loss) on sales of fund shares	(11,816)	(24,698)	35	(864)	(1,089)
Change in unrealized appreciation/depreciation on investments during the year	51,861	143,924	69,182	46	155,554
Net realized and unrealized capital gain (loss) on investments	40,045	119,226	69,217	(818)	154,465
Net increase (decrease) in net assets from operations	$36,611	$111,818	$64,163	$(982)	$149,597
See accompanying notes.

Variable Annuity Account B -
SecureDesigns Variable Annuity Account

Statements of Operations (continued)

Year Ended December 31, 2010

	Rydex | SGI VT Mid Cap Value	Rydex | SGI VT Money Market	Rydex | SGI VT Multi-Hedge Strategies	Rydex | SGI VT Small Cap Growth	Rydex | SGI VT Small Cap Value
Investment income (loss):
Dividend distributions	$-	$-	$-	$-	$-
Expenses:
Mortality and expense risk charge	(20,237)	(30,727)	(4,772)	(945)	(4,099)
Other expense charge	(5,059)	(7,681)	(1,193)	(236)	(1,025)
Net investment income (loss)	(25,296)	(38,408)	(5,965)	(1,181)	(5,124)

Net realized and unrealized capital gain (loss) on investments:
Capital gains distributions	-	-	-	-	-
Realized capital gain (loss) on sales of fund shares	265,786	6,662	18,722	(1,347)	76,140
Change in unrealized appreciation/depreciation on investments during the year	268,574	(27,572)	21,638	45,551	46,476
Net realized and unrealized capital gain (loss) on investments	534,360	(20,910)	40,360	44,204	122,616
Net increase (decrease) in net assets from operations	$509,064	$(59,318)	$34,395	$43,023	$117,492
See accompanying notes.

Variable Annuity Account B -
SecureDesigns Variable Annuity Account

Statements of Operations (continued)

Year Ended December 31, 2010

	Rydex | SGI VT U.S. Intermediate Bond	Rydex | SGI VT U.S. Long Short Momentum
Investment income (loss):
Dividend distributions	$-	$-
Expenses:
Mortality and expense risk charge	(7,278)	(1,878)
Other expense charge	(1,820)	(470)
Net investment income (loss)	(9,098)	(2,348)

Net realized and unrealized capital gain (loss) on investments:
Capital gains distributions	-	-
Realized capital gain (loss) on sales of fund shares	19,587	(7,004)
Change in unrealized appreciation/depreciation on investments during the year	42,800	40,173
Net realized and unrealized capital gain (loss) on investments	62,387	33,169
Net increase (decrease) in net assets from operations	$53,289	$30,821
See accompanying notes.

Variable Annuity Account B -
SecureDesigns Variable Annuity Account

Statements of Changes in Net Assets

Year Ended December 31, 2010 and 2009

	American Century VP Mid Cap Value		American Century VP Ultra		American Century VP Value		Dent Strategic Portfolio
	2010	2009	2010	2009	2010	2009	2010	2009
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$632	$683	$(622)	$(1,460)	$9,344	$26,803	$(704)	$(1,336)
Capital gains distributions	-	-	-	-	-	-	1,395	-
Realized capital gain (loss) on sales of fund shares	285	(600)	(2,157)	(18,942)	(8,407)	(34,249)	18,187	(3,098)
Change in unrealized appreciation/depreciation on investments during the year	6,783	8,546	31,690	99,426	79,658	119,204	(8,122)	34,745
Net increase (decrease) in net assets from operations	7,700	8,629	28,911	79,024	80,595	111,758	10,756	30,311

From contract owner transactions:
Variable annuity deposits	837	609	6	4,282	2,563	12,175	29	17,130
Contract owner maintenance charges	(303)	(179)	(1,464)	(2,354)	(4,188)	(3,581)	(1,308)	(2,285)
Terminations and withdrawals	(1,960)	(1,849)	(10,245)	(84,591)	(17,383)	(18,367)	(2,179)	(3,606)
Transfers between subaccounts, net	11,993	7,182	(74,858)	20,873	63,201	2,663	(94,123)	(88,117)
Net increase (decrease) in net assets from contract owner transactions	10,567	5,763	(86,561)	(61,790)	44,193	(7,110)	(97,581)	(76,878)
Net increase (decrease) in net assets	18,267	14,392	(57,650)	17,234	124,788	104,648	(86,825)	(46,567)
Net assets at beginning of year	34,453	20,061	249,084	231,850	667,581	562,933	198,863	245,430
Net assets at end of year	$52,720	$34,453	$191,434	$249,084	$792,369	$667,581	$112,038	$198,863
See accompanying notes.

Variable Annuity Account B -
SecureDesigns Variable Annuity Account

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2010 and 2009

	Dreyfus IP Technology Growth		Dreyfus VIF International Value		Franklin Income Securities		Franklin Small Cap Value Securities
	2010	2009	2010	2009	2010	2009	2010	2009
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(879)	$(386)	$6,258	$17,683	$44,369	$36,627	$(546)	$1,578
Capital gains distributions	-	-	-	-	-	-	-	7,289
Realized capital gain (loss) on sales of fund shares	7,072	(65)	(60,038)	(92,279)	(11,928)	(9,803)	2,308	(5,187)
Change in unrealized appreciation/depreciation on investments during the year	18,945	27,343	76,775	228,242	57,603	124,192	67,643	40,568
Net increase (decrease) in net assets from operations	25,138	26,892	22,995	153,646	90,044	151,016	69,405	44,248

From contract owner transactions:
Variable annuity deposits	2,862	2,501	17,392	19,926	11,572	30,699	12,289	11,441
Contract owner maintenance charges	(1,111)	(553)	(6,257)	(4,683)	(5,575)	(2,750)	(2,032)	(1,069)
Terminations and withdrawals	(7,334)	(2,327)	(78,345)	(35,194)	(41,577)	(5,676)	(18,840)	(5,240)
Transfers between subaccounts, net	301,978	11,805	77,396	220,873	328,472	7,465	147,330	30,366
Net increase (decrease) in net assets from contract owner transactions	296,395	11,426	10,186	200,922	292,892	29,738	138,747	35,498
Net increase (decrease) in net assets	321,533	38,318	33,181	354,568	382,936	180,754	208,152	79,746
Net assets at beginning of year	76,143	37,825	951,021	596,453	595,868	415,114	162,422	82,676
Net assets at end of year	$397,676	$76,143	$984,202	$951,021	$978,804	$595,868	$370,574	$162,422
See accompanying notes.

Variable Annuity Account B -
SecureDesigns Variable Annuity Account

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2010 and 2009

	Franklin Templeton VIP Founding Funds Allocation		Invesco V.I. Basic Value		Invesco V.I. Capital Development		Invesco V.I. Global Health Care
	2010	2009	2010	2009	2010	2009	2010	2009
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$499	$592	$(1,263)	$1,420	$(1,820)	$(1,615)	$(471)	$(238)
Capital gains distributions	3	-	-	-	-	-	-	-
Realized capital gain (loss) on sales of fund shares	74	1,324	(32,167)	(37,288)	(2,412)	(121,063)	(4,432)	(3,414)
Change in unrealized appreciation/depreciation on investments during the year	2,667	6,292	53,858	145,929	45,147	192,789	8,891	18,947
Net increase (decrease) in net assets from operations	3,243	8,208	20,428	110,061	40,915	70,111	3,988	15,295

From contract owner transactions:
Variable annuity deposits	-	26,117	1,455	23,503	1,347	12,145	1	13
Contract owner maintenance charges	(102)	(68)	(1,954)	(1,208)	(2,071)	(1,716)	(420)	(425)
Terminations and withdrawals	-	-	(57,228)	(6,912)	(9,881)	(7,652)	(12,998)	(1,720)
Transfers between subaccounts, net	-	(9,317)	(481)	5,213	(8,749)	(138,894)	28,971	2,182
Net increase (decrease) in net assets from contract owner transactions	(102)	16,732	(58,208)	20,596	(19,354)	(136,117)	15,554	50
Net increase (decrease) in net assets	3,141	24,940	(37,780)	130,657	21,561	(66,006)	19,542	15,345
Net assets at beginning of year	34,532	9,592	349,190	218,533	237,492	303,498	65,660	50,315
Net assets at end of year	$37,673	$34,532	$311,410	$349,190	$259,053	$237,492	$85,202	$65,660
See accompanying notes.

Variable Annuity Account B -
SecureDesigns Variable Annuity Account

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2010 and 2009

	Invesco V.I. Global Real Estate		Invesco V.I. International Growth		Invesco V.I. Mid Cap Core Equity		Invesco Van Kampen V.I. Comstock
	2010	2009	2010	2009	2010	2009	2010	2009
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$23,513	$(3,637)	$5,415	$6,967	$(1,887)	$1,678	$(715)	$3,477
Capital gains distributions	-	-	-	-	-	5,101	-	-
Realized capital gain (loss) on sales of fund shares	(67,896)	(199,423)	(12,339)	(109,959)	17,707	646	(2,279)	(7,926)
Change in unrealized appreciation/depreciation on investments during the year	127,940	333,835	96,934	344,553	26,772	90,123	20,384	30,929
Net increase (decrease) in net assets from operations	83,557	130,775	90,010	241,561	42,592	97,548	17,390	26,480

From contract owner transactions:
Variable annuity deposits	5,191	5,070	26,992	158,038	13,183	48,513	3,120	3,004
Contract owner maintenance charges	(4,752)	(3,417)	(7,556)	(5,334)	(2,861)	(2,958)	(785)	(676)
Terminations and withdrawals	(50,950)	(25,778)	(38,984)	(21,367)	(10,831)	(28,018)	(3,940)	(3,490)
Transfers between subaccounts, net	52,066	(125,148)	(67,808)	97,702	272,644	76,752	9,351	(18,432)
Net increase (decrease) in net assets from contract owner transactions	1,555	(149,273)	(87,356)	229,039	272,135	94,289	7,746	(19,594)
Net increase (decrease) in net assets	85,112	(18,498)	2,654	470,600	314,727	191,837	25,136	6,886
Net assets at beginning of year	534,600	553,098	1,151,450	680,850	329,556	137,719	106,587	99,701
Net assets at end of year	$619,712	$534,600	$1,154,104	$1,151,450	$644,283	$329,556	$131,723	$106,587
See accompanying notes.

Variable Annuity Account B -
SecureDesigns Variable Annuity Account

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2010 and 2009

	Invesco Van Kampen V.I. Equity and Income		Invesco Van Kampen V.I. Government		Janus Aspen Enterprise		Janus Aspen Janus Portfolio
	2010	2009	2010	2009	2010	2009	2010	2009
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$7,450	$10,166	$(10,657)	$88,777	$(1,211)	$(910)	$(1,480)	$(1,184)
Capital gains distributions	-	-	-	-	-	-	-	-
Realized capital gain (loss) on sales of fund shares	14,866	(58)	8,433	(6,053)	7,948	(5,057)	7,741	(56,942)
Change in unrealized appreciation/depreciation on investments during the year	43,086	96,120	84,750	(82,690)	31,239	52,162	42,190	146,237
Net increase (decrease) in net assets from operations	65,402	106,228	82,526	34	37,976	46,195	48,451	88,111

From contract owner transactions:
Variable annuity deposits	36,870	219,272	128,495	537,399	2,621	23,010	10,499	295
Contract owner maintenance charges	(4,922)	(2,437)	(15,586)	(9,979)	(2,303)	(894)	(3,905)	(2,926)
Terminations and withdrawals	(35,501)	(6,966)	(149,568)	(46,015)	(22,566)	(9,842)	(48,923)	(47,291)
Transfers between subaccounts, net	(71,585)	(4,145)	(114,594)	(153,207)	96,538	10,406	40,271	(32,126)
Net increase (decrease) in net assets from contract owner transactions	(75,138)	205,724	(151,253)	328,198	74,290	22,680	(2,058)	(82,048)
Net increase (decrease) in net assets	(9,736)	311,952	(68,727)	328,232	112,266	68,875	46,393	6,063
Net assets at beginning of year	584,433	272,481	1,856,202	1,527,970	163,398	94,523	347,991	341,928
Net assets at end of year	$574,697	$584,433	$1,787,475	$1,856,202	$275,664	$163,398	$394,384	$347,991
See accompanying notes.

Variable Annuity Account B -
SecureDesigns Variable Annuity Account

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2010 and 2009

	Legg Mason ClearBridge Variable Aggressive Growth		Legg Mason ClearBridge Variable Small Cap Growth		Legg Mason Western Asset Variable Global High Yield Bond		MFS VIT Research International
	2010	2009	2010	2009	2010	2009	2010	2009
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(8,167)	$(6,474)	$(677)	$(517)	$105,924	$9,144	$1,915	$2,569
Capital gains distributions	-	-	-	-	-	-	-	-
Realized capital gain (loss) on sales of fund shares	(6,123)	(105,751)	(44)	(14,215)	37,055	1,136	(5,791)	(133,676)
Change in unrealized appreciation/depreciation on investments during the year	245,191	360,422	18,437	36,847	5,031	21,819	47,487	202,726
Net increase (decrease) in net assets from operations	230,901	248,197	17,716	22,115	148,010	32,099	43,611	71,619

From contract owner transactions:
Variable annuity deposits	38,476	20,572	2,736	74	5,643	16,073	-	17,909
Contract owner maintenance charges	(7,916)	(6,278)	(895)	(674)	(9,809)	(613)	(2,599)	(2,310)
Terminations and withdrawals	(78,269)	(71,784)	(11,047)	(10,639)	(69,689)	(4,164)	(14,168)	(35,164)
Transfers between subaccounts, net	467,758	(118,520)	42,160	(18,138)	1,243,389	56,384	367,907	(125,993)
Net increase (decrease) in net assets from contract owner transactions	420,049	(176,010)	32,954	(29,377)	1,169,534	67,680	351,140	(145,558)
Net increase (decrease) in net assets	650,950	72,187	50,670	(7,262)	1,317,544	99,779	394,751	(73,939)
Net assets at beginning of year	856,943	784,756	73,270	80,532	117,489	17,710	361,992	435,931
Net assets at end of year	$1,507,893	$856,943	$123,940	$73,270	$1,435,033	$117,489	$756,743	$361,992
See accompanying notes.

Variable Annuity Account B -
SecureDesigns Variable Annuity Account

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2010 and 2009

	MFS VIT Total Return		MFS VIT Utilities		Morgan Stanley UIF Emerging Markets Equity		Mutual Global Discovery Securities
	2010	2009	2010	2009	2010	2009	2010	2009
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$47,446	$35,505	$19,471	$29,760	$(685)	$(1,421)	$2,855	$2,187
Capital gains distributions	-	-	-	-	-	-	-	15,039
Realized capital gain (loss) on sales of fund shares	32,524	(6,523)	(25,647)	(42,095)	(8,829)	(29,336)	(4,257)	(32,817)
Change in unrealized appreciation/depreciation on investments during the year	138,249	328,577	109,149	227,153	49,498	131,804	70,405	128,066
Net increase (decrease) in net assets from operations	218,219	357,559	102,973	214,818	39,984	101,047	69,003	112,475

From contract owner transactions:
Variable annuity deposits	190,954	866,561	4,522	4,965	10,885	39	3,549	28,216
Contract owner maintenance charges	(23,668)	(13,264)	(5,555)	(4,967)	(2,444)	(1,654)	(4,551)	(3,793)
Terminations and withdrawals	(163,288)	(35,743)	(22,513)	(11,819)	(21,058)	(7,446)	(16,798)	(12,353)
Transfers between subaccounts, net	(310,827)	55,302	(31,969)	(10,927)	297,026	46,992	76,419	(105,139)
Net increase (decrease) in net assets from contract owner transactions	(306,829)	872,856	(55,515)	(22,748)	284,409	37,931	58,619	(93,069)
Net increase (decrease) in net assets	(88,610)	1,230,415	47,458	192,070	324,393	138,978	127,622	19,406
Net assets at beginning of year	2,522,123	1,291,708	884,145	692,075	267,067	128,089	589,747	570,341
Net assets at end of year	$2,433,513	$2,522,123	$931,603	$884,145	$591,460	$267,067	$717,369	$589,747
See accompanying notes.

Variable Annuity Account B -
SecureDesigns Variable Annuity Account

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2010 and 2009

	Neuberger Berman AMT Socially Responsive		Oppenheimer Core Bond Fund/VA		Oppenheimer Main Street Small Cap Fund/VA		PIMCO VIT All Asset
	2010	2009	2010	2009	2010	2009	2010	2009
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(4,112)	$4,674	$4,532	$(3,626)	$(944)	$(339)	$33,380	$29,417
Capital gains distributions	-	-	-	-	-	-	-	-
Realized capital gain (loss) on sales of fund shares	(8,653)	(13,554)	(43,820)	(438,291)	(3,104)	(17,901)	14,936	(6,731)
Change in unrealized appreciation/depreciation on investments during the year	159,960	114,256	91,220	409,694	63,220	93,600	5,966	74,982
Net increase (decrease) in net assets from operations	147,195	105,376	51,932	(32,223)	59,172	75,360	54,282	97,668

From contract owner transactions:
Variable annuity deposits	426	9,347	66	13,822	9,634	4,954	89,715	50,601
Contract owner maintenance charges	(4,652)	(3,503)	(3,810)	(3,434)	(1,966)	(1,335)	(5,332)	(5,001)
Terminations and withdrawals	(10,541)	(1,666)	(77,759)	(63,280)	(14,095)	(4,019)	(37,765)	(32,902)
Transfers between subaccounts, net	276,878	22,167	(8,470)	(415,206)	(1,155)	(6,501)	(29,533)	42,405
Net increase (decrease) in net assets from contract owner transactions	262,111	26,345	(89,973)	(468,098)	(7,582)	(6,901)	17,085	55,103
Net increase (decrease) in net assets	409,306	131,721	(38,041)	(500,321)	51,590	68,459	71,367	152,771
Net assets at beginning of year	465,378	333,657	428,386	928,707	268,629	200,170	497,567	344,796
Net assets at end of year	$874,684	$465,378	$390,345	$428,386	$320,219	$268,629	$568,934	$497,567
See accompanying notes.

Variable Annuity Account B -
SecureDesigns Variable Annuity Account

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2010 and 2009

	PIMCO VIT CommodityRealReturn Strategy		PIMCO VIT Emerging Markets Bond		PIMCO VIT Foreign Bond (U.S. Dollar-Hedged)		PIMCO VIT Low Duration
	2010	2009	2010	2009	2010	2009	2010	2009
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$25,787	$10,439	$9,528	$2,579	$15,626	$24,456	$13,888	$25,609
Capital gains distributions	3,549	20,600	-	-	44,353	105,620	5,856	67,216
Realized capital gain (loss) on sales of fund shares	(22,123)	(37,241)	3,950	(9,854)	8,797	(115)	11,782	2,636
Change in unrealized appreciation/depreciation on investments during the year	29,785	79,793	561	15,464	17,497	(2,183)	35,112	18,459
Net increase (decrease) in net assets from operations	36,998	73,591	14,039	8,189	86,273	127,778	66,638	113,920

From contract owner transactions:
Variable annuity deposits	992	25,348	3,322	11,629	58,601	142,674	32,191	137,607
Contract owner maintenance charges	(2,070)	(2,259)	(2,292)	(381)	(12,915)	(8,253)	(14,498)	(9,484)
Terminations and withdrawals	(30,890)	(14,159)	(18,567)	(7,730)	(89,927)	(47,664)	(77,393)	(30,683)
Transfers between subaccounts, net	41,907	(22,828)	324,772	(154,247)	238,171	324,793	286,618	653,513
Net increase (decrease) in net assets from contract owner transactions	9,939	(13,898)	307,235	(150,729)	193,930	411,550	226,918	750,953
Net increase (decrease) in net assets	46,937	59,693	321,274	(142,540)	280,203	539,328	293,556	864,873
Net assets at beginning of year	231,593	171,900	24,948	167,488	1,189,988	650,660	1,358,042	493,169
Net assets at end of year	$278,530	$231,593	$346,222	$24,948	$1,470,191	$1,189,988	$1,651,598	$1,358,042
See accompanying notes.

Variable Annuity Account B -
SecureDesigns Variable Annuity Account

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2010 and 2009

	PIMCO VIT Real Return		Royce Micro-Cap		Rydex | SGI VT All-Asset Aggressive Strategy		Rydex | SGI VT All-Asset Conservative Strategy
	2010	2009	2010	2009	2010	2009	2010	2009
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$21,906	$72,271	$10,750	$(4,400)	$(4)	$(845)	$6,245	$(1,684)
Capital gains distributions	24,038	119,994	-	-	-	-	-	-
Realized capital gain (loss) on sales of fund shares	83,567	10,190	7,126	(79,723)	(2,929)	(1,416)	(482)	(687)
Change in unrealized appreciation/depreciation on investments during the year	99,573	251,886	189,462	354,438	19,684	22,095	14,333	12,216
Net increase (decrease) in net assets from operations	229,084	454,341	207,338	270,315	16,751	19,834	20,096	9,845

From contract owner transactions:
Variable annuity deposits	56,437	1,308,644	137	44,572	32,624	27,571	1,004	-
Contract owner maintenance charges	(28,963)	(27,058)	(6,912)	(3,939)	(1,493)	(982)	(3,098)	(2,688)
Terminations and withdrawals	(218,713)	(251,505)	(59,232)	(17,398)	(1,687)	(1,512)	(5,679)	(45)
Transfers between subaccounts, net	(613,192)	(57,666)	93,454	(97,685)	1,911	(1,469)	82,919	3,805
Net increase (decrease) in net assets from contract owner transactions	(804,431)	972,415	27,447	(74,450)	31,355	23,608	75,146	1,072
Net increase (decrease) in net assets	(575,347)	1,426,756	234,785	195,865	48,106	43,442	95,242	10,917
Net assets at beginning of year	3,212,807	1,786,051	721,789	525,924	139,377	95,935	240,519	229,602
Net assets at end of year	$2,637,460	$3,212,807	$956,574	$721,789	$187,483	$139,377	$335,761	$240,519
See accompanying notes.

Variable Annuity Account B -
SecureDesigns Variable Annuity Account

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2010 and 2009

	Rydex | SGI VT All-Asset Moderate Strategy		Rydex | SGI VT All Cap Value		Rydex | SGI VT Alpha Opportunity		Rydex | SGI VT Alternative Strategies Allocation
	2010	2009	2010	2009	2010	2009	2010	2009
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$4,836	$(2,972)	$(8,484)	$(7,029)	$(3,580)	$(3,067)	$(183)	$(225)
Capital gains distributions	-	-	-	-	-	-	-	-
Realized capital gain (loss) on sales of fund shares	(4,476)	(40,372)	(4,165)	(132,193)	(3,479)	(28,520)	(885)	(4,047)
Change in unrealized appreciation/depreciation on investments during the year	26,707	72,926	202,870	400,546	95,835	135,834	247	3,497
Net increase (decrease) in net assets from operations	27,067	29,582	190,221	261,324	88,776	104,247	(821)	(775)

From contract owner transactions:
Variable annuity deposits	39,512	24,572	24,031	20,088	5	-	-	54,313
Contract owner maintenance charges	(3,858)	(3,486)	(8,044)	(8,055)	(3,855)	(3,888)	(322)	(215)
Terminations and withdrawals	(20,582)	(35,546)	(98,442)	(212,695)	(19,362)	(27,829)	(850)	(1,469)
Transfers between subaccounts, net	7,588	(96,861)	227,904	(35,296)	-	(20,808)	(19,213)	(33,058)
Net increase (decrease) in net assets from contract owner transactions	22,660	(111,321)	145,449	(235,958)	(23,212)	(52,525)	(20,385)	19,571
Net increase (decrease) in net assets	49,727	(81,739)	335,670	25,366	65,564	51,722	(21,206)	18,796
Net assets at beginning of year	394,370	476,109	1,020,273	994,907	469,530	417,808	38,923	20,127
Net assets at end of year	$444,097	$394,370	$1,355,943	$1,020,273	$535,094	$469,530	$17,717	$38,923
See accompanying notes.

Variable Annuity Account B -
SecureDesigns Variable Annuity Account

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2010 and 2009

	Rydex | SGI VT CLS AdvisorOne Amerigo		Rydex | SGI VT CLS AdvisorOne Clermont		Rydex | SGI VT Global		Rydex | SGI VT High Yield
	2010	2009	2010	2009	2010	2009	2010	2009
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(16,875)	$(3,805)	$8,694	$12,704	$(14,710)	$(13,434)	$(22,036)	$(18,579)
Capital gains distributions	-	-	-	-	-	-	-	-
Realized capital gain (loss) on sales of fund shares	(63,673)	(230,874)	(11,866)	(31,498)	1,592	(62,555)	276,319	126,394
Change in unrealized appreciation/depreciation on investments during the year	421,471	988,976	84,649	147,907	297,663	433,853	134,013	1,214,965
Net increase (decrease) in net assets from operations	340,923	754,297	81,477	129,113	284,545	357,864	388,296	1,322,780

From contract owner transactions:
Variable annuity deposits	-	3,298	-	318	81,950	453,859	122,615	632,300
Contract owner maintenance charges	(25,979)	(22,564)	(6,517)	(4,988)	(15,901)	(12,120)	(23,642)	(18,269)
Terminations and withdrawals	(165,245)	(142,070)	(34,670)	(28,825)	(166,690)	(127,598)	(211,267)	(146,219)
Transfers between subaccounts, net	(94,434)	(188,776)	(51,137)	207,138	(161,242)	(170,370)	(528,112)	(179,655)
Net increase (decrease) in net assets from contract owner transactions	(285,658)	(350,112)	(92,324)	173,643	(261,883)	143,771	(640,406)	288,157
Net increase (decrease) in net assets	55,265	404,185	(10,847)	302,756	22,662	501,635	(252,110)	1,610,937
Net assets at beginning of year	2,654,397	2,250,212	883,781	581,025	1,946,472	1,444,837	3,059,679	1,448,742
Net assets at end of year	$2,709,662	$2,654,397	$872,934	$883,781	$1,969,134	$1,946,472	$2,807,569	$3,059,679
See accompanying notes.

Variable Annuity Account B -
SecureDesigns Variable Annuity Account

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2010 and 2009

	Rydex | SGI VT International Long Short Select		Rydex | SGI VT Large Cap Concentrated Growth		Rydex | SGI VT Large Cap Core		Rydex | SGI VT Large Cap Value
	2010	2009	2010	2009	2010	2009	2010	2009
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$8	$(5)	$(6,201)	$(3,030)	$(3,434)	$(302)	$(7,408)	$(6,711)
Capital gains distributions	-	-	-	-	-	-	-	-
Realized capital gain (loss) on sales of fund shares	46	60	20,992	(12,190)	(11,816)	(6,393)	(24,698)	(175,763)
Change in unrealized appreciation/depreciation on investments during the year	11	570	92,980	143,393	51,861	17,723	143,924	390,057
Net increase (decrease) in net assets from operations	65	625	107,771	128,173	36,611	11,028	111,818	207,583

From contract owner transactions:
Variable annuity deposits	-	2,508	32,968	371,547	11,672	7,034	39,549	15,798
Contract owner maintenance charges	(32)	(13)	(3,413)	(3,136)	(3,956)	(242)	(7,965)	(6,307)
Terminations and withdrawals	(111)	-	(23,947)	(24,877)	(21,460)	(8,681)	(84,370)	(56,440)
Transfers between subaccounts, net	8,906	(294)	(288,283)	217,146	568,805	(498)	(176,827)	(34,898)
Net increase (decrease) in net assets from contract owner transactions	8,763	2,201	(282,675)	560,680	555,061	(2,387)	(229,613)	(81,847)
Net increase (decrease) in net assets	8,828	2,826	(174,904)	688,853	591,672	8,641	(117,795)	125,736
Net assets at beginning of year	2,826	-	909,752	220,899	49,635	40,994	999,380	873,644
Net assets at end of year	$11,654	$2,826	$734,848	$909,752	$641,307	$49,635	$881,585	$999,380
See accompanying notes.

Variable Annuity Account B -
SecureDesigns Variable Annuity Account

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2010 and 2009

	Rydex | SGI VT Managed Asset Allocation		Rydex | SGI VT Managed Futures Strategy		Rydex | SGI VT Mid Cap Growth		Rydex | SGI VT Mid Cap Value
	2010	2009	2010	2009	2010	2009	2010	2009
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(5,054)	$(4,385)	$(164)	$(501)	$(4,868)	$(3,062)	$(25,296)	$(18,960)
Capital gains distributions	-	-	-	-	-	-	-	-
Realized capital gain (loss) on sales of fund shares	35	(9,794)	(864)	(11,205)	(1,089)	(65,630)	265,786	9,245
Change in unrealized appreciation/depreciation on investments during the year	69,182	144,537	46	5,403	155,554	207,962	268,574	1,024,388
Net increase (decrease) in net assets from operations	64,163	130,358	(982)	(6,303)	149,597	139,270	509,064	1,014,673

From contract owner transactions:
Variable annuity deposits	5	3,544	-	2,572	26,418	166,825	47,931	1,445,357
Contract owner maintenance charges	(3,874)	(3,560)	(133)	(444)	(3,998)	(5,013)	(25,998)	(22,185)
Terminations and withdrawals	(12,637)	(4,760)	(5,188)	(4,653)	(49,062)	(93,320)	(215,289)	(263,041)
Transfers between subaccounts, net	(12,647)	10,239	5,724	(98,263)	30,576	(9,201)	(739,965)	(270,937)
Net increase (decrease) in net assets from contract owner transactions	(29,153)	5,463	403	(100,788)	3,934	59,291	(933,321)	889,194
Net increase (decrease) in net assets	35,010	135,821	(579)	(107,091)	153,531	198,561	(424,257)	1,903,867
Net assets at beginning of year	682,028	546,207	23,344	130,435	584,610	386,049	3,477,359	1,573,492
Net assets at end of year	$717,038	$682,028	$22,765	$23,344	$738,141	$584,610	$3,053,102	$3,477,359
See accompanying notes.

Variable Annuity Account B -
SecureDesigns Variable Annuity Account

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2010 and 2009

	Rydex | SGI VT Money Market		Rydex | SGI VT Multi-Hedge Strategies		Rydex | SGI VT Small Cap Growth		Rydex | SGI VT Small Cap Value
	2010	2009	2010	2009	2010	2009	2010	2009
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(38,408)	$(46,525)	$(5,965)	$5,221	$(1,181)	$(839)	$(5,124)	$(5,244)
Capital gains distributions	-	-	-	-	-	-	-	-
Realized capital gain (loss) on sales of fund shares	6,662	16,117	18,722	(870)	(1,347)	(14,660)	76,140	7,973
Change in unrealized appreciation/depreciation on investments during the year	(27,572)	(38,746)	21,638	9,618	45,551	50,261	46,476	293,783
Net increase (decrease) in net assets from operations	(59,318)	(69,154)	34,395	13,969	43,023	34,762	117,492	296,512

From contract owner transactions:
Variable annuity deposits	192,039	1,001,191	-	803,596	302	28,041	29,712	19,168
Contract owner maintenance charges	(38,768)	(53,285)	(9,171)	(7,471)	(1,141)	(1,084)	(4,983)	(5,114)
Terminations and withdrawals	(270,236)	(307,818)	(54,140)	(16,466)	(6,947)	(25,798)	(30,715)	(33,320)
Transfers between subaccounts, net	(2,092,835)	(182,663)	(450,664)	118,738	78,781	15,235	(29,263)	140,277
Net increase (decrease) in net assets from contract owner transactions	(2,209,800)	457,425	(513,975)	898,397	70,995	16,394	(35,249)	121,011
Net increase (decrease) in net assets	(2,269,118)	388,271	(479,580)	912,366	114,018	51,156	82,243	417,523
Net assets at beginning of year	5,989,212	5,600,941	932,448	20,082	150,804	99,648	779,768	362,245
Net assets at end of year	$3,720,094	$5,989,212	$452,868	$932,448	$264,822	$150,804	$862,011	$779,768
See accompanying notes.

Variable Annuity Account B -
SecureDesigns Variable Annuity Account

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2010 and 2009

	Rydex | SGI VT U.S. Intermediate Bond		Rydex | SGI VT U.S. Long Short Momentum
	2010	2009	2010	2009
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(9,098)	$(7,616)	$(2,348)	$(1,879)
Capital gains distributions	-	-	-	-
Realized capital gain (loss) on sales of fund shares	19,587	2,547	(7,004)	(25,534)
Change in unrealized appreciation/depreciation on investments during the year	42,800	80,863	40,173	98,514
Net increase (decrease) in net assets from operations	53,289	75,794	30,821	71,101

From contract owner transactions:
Variable annuity deposits	39,347	47,839	2,010	32,995
Contract owner maintenance charges	(10,561)	(7,383)	(3,306)	(2,830)
Terminations and withdrawals	(144,326)	(197,660)	(35,380)	(31,972)
Transfers between subaccounts, net	370,203	538,539	(16,945)	(229)
Net increase (decrease) in net assets from contract owner transactions	254,663	381,335	(53,621)	(2,036)
Net increase (decrease) in net assets	307,952	457,129	(22,800)	69,065
Net assets at beginning of year	1,132,882	675,753	345,424	276,359
Net assets at end of year	$1,440,834	$1,132,882	$322,624	$345,424
See accompanying notes.

Variable Annuity Account B -
SecureDesigns Variable Annuity Account

Notes to Financial Statements

December 31, 2010

1. Organization and Significant Accounting Policies

Organization

Variable Annuity Account B - SecureDesigns Variable Annuity Account (the Account) is a deferred variable annuity contract offered by First Security Benefit Life Insurance and Annuity Company of New York (FSBL). Purchase payments are allocated to one or more of the subaccounts that comprise the Account.  The Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended. As directed by the owners, amounts may be invested in a designated mutual fund as follows:

Mutual Fund	Class	Investment Adviser	Sub-Adviser
American Century VP Mid Cap Value	II	American Century Investment Management, Inc.
American Century VP Ultra	II	American Century Investment Management, Inc.
American Century VP Value	II	American Century Investment Management, Inc.
Dent Strategic Portfolio		H.S. Dent Investment Management, LLC
Dreyfus IP Technology Growth	Service	The Dreyfus Corporation
Dreyfus VIF International Value	Service	The Dreyfus Corporation
Franklin Income Securities	2	Franklin Advisers, Inc.
Franklin Small Cap Value Securities	2	Franklin Advisory Services, LLC
Franklin Templeton VIP Founding Funds Allocation	4	Franklin Templeton Services, LLC
Invesco V.I. Basic Value (2)	Series II	Invesco Advisers, Inc.
Invesco V.I. Capital Development (2)	Series II	Invesco Advisers, Inc.
Invesco V.I. Global Health Care (2)	Series I	Invesco Advisers, Inc.
Invesco V.I. Global Real Estate (2)	Series I	Invesco Advisers, Inc.	Invesco Asset Management Ltd.
Invesco V.I. International Growth (2)	Series II	Invesco Advisers, Inc.
Invesco V.I. Mid Cap Core Equity (2)	Series II	Invesco Advisers, Inc.
Invesco Van Kampen V.I. Comstock (4)	Series II	Invesco Advisers, Inc.
Invesco Van Kampen V.I. Equity and Income (4)	Series II	Invesco Advisers, Inc.

Variable Annuity Account B -
SecureDesigns Variable Annuity Account

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Mutual Fund	Class	Investment Adviser	Sub-Adviser
Invesco Van Kampen V.I. Government (4)	Series II	Invesco Advisers, Inc.
Janus Aspen Enterprise	Service	Janus Capital Management LLC
Janus Aspen Janus Portfolio	Service	Janus Capital Management LLC
Legg Mason ClearBridge Variable Aggressive Growth	II	Legg Mason Partners Fund Advisor, LLC	ClearBridge Advisors, LLC
Legg Mason ClearBridge Variable Small Cap Growth	I	Legg Mason Partners Fund Advisor, LLC	ClearBridge Advisors, LLC
Legg Mason Western Asset Variable Global High Yield Bond	II	Legg Mason Partners Fund Advisor, LLC	Western Asset Management Co. (Singapore) Western Asset Management Co.
MFS VIT Research International	Service	Massachusetts Financial Services Co.
MFS VIT Total Return	Service	Massachusetts Financial Services Co.
MFS VIT Utilities	Service	Massachusetts Financial Services Co.
Morgan Stanley UIF Emerging Markets Equity (4)	II	Morgan Stanley Investment Management Inc.	Morgan Stanley Investment Management Co. Morgan Stanley Investment Management Ltd.
Mutual Global Discovery Securities	2	Franklin Mutual Advisers, LLC	Franklin Templeton Investment Management Ltd
Neuberger Berman AMT Socially Responsive	S	Neuberger Berman Management Inc.	Neuberger Berman LLC
Oppenheimer Core Bond Fund/VA	Service	OppenheimerFunds, Inc.
Oppenheimer Main Street Small Cap Fund/VA	Service	OppenheimerFunds, Inc.
PIMCO VIT All Asset	Administrative	Pacific Investment Management Co. LLC	Research Affiliates, LLC
PIMCO VIT CommodityRealReturn Strategy	Administrative	Pacific Investment Management Co. LLC
PIMCO VIT Emerging Markets Bond	Advisor	Pacific Investment Management Co. LLC
PIMCO VIT Foreign Bond (U.S. Dollar-Hedged)	Administrative	Pacific Investment Management Co. LLC
PIMCO VIT Low Duration	Administrative	Pacific Investment Management Co. LLC
PIMCO VIT Real Return	Administrative	Pacific Investment Management Co. LLC
Royce Micro-Cap		Royce & Associates, LLC
Rydex | SGI VT All-Asset Aggressive Strategy (1)		Security Global Investors
Rydex | SGI VT All-Asset Conservative Strategy (1)		Security Global Investors
Rydex | SGI VT All-Asset Moderate Strategy (1)		Security Global Investors
Rydex | SGI VT All Cap Value (1)		Security Global Investors

Variable Annuity Account B -
SecureDesigns Variable Annuity Account

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Mutual Fund	Class	Investment Adviser	Sub-Adviser
Rydex | SGI VT Alpha Opportunity (1)(6)		Security Global Investors	Mainstream Investment Advisers, LLC
Rydex | SGI VT Alternative Strategies Allocation (1)		Security Global Investors
Rydex | SGI VT CLS AdvisorOne Amerigo (1)		Security Global Investors	Clarke Lanzen Skalla Investment Firm Inc. (NV)
Rydex | SGI VT CLS AdvisorOne Clermont (1)		Security Global Investors	Clarke Lanzen Skalla Investment Firm Inc. (NV)
Rydex | SGI VT Global (1)		Security Global Investors	Security Global Investors, LLC
Rydex | SGI VT High Yield (1)		Security Global Investors
Rydex | SGI VT International Long Short Select (1)(5)		Security Global Investors	Security Global Investors, LLC
Rydex | SGI VT Large Cap Concentrated Growth (1)		Security Global Investors
Rydex | SGI VT Large Cap Core(1)(2)		Security Global Investors
Rydex | SGI VT Large Cap Value (1)		Security Global Investors
Rydex | SGI VT Managed Asset Allocation (1)		Security Global Investors	T. Rowe Price Associates, Inc.
Rydex | SGI VT Managed Futures Strategy (1)		Security Global Investors
Rydex | SGI VT Mid Cap Growth (1)		Security Global Investors
Rydex | SGI VT Mid Cap Value (1)		Security Global Investors
Rydex | SGI VT Money Market (1)		Security Global Investors
Rydex | SGI VT Multi-Hedge Strategies (1)		Security Global Investors
Rydex | SGI VT Small Cap Growth (1)		Security Global Investors
Rydex | SGI VT Small Cap Value (1)		Security Global Investors
Rydex | SGI VT U.S. Intermediate Bond (1)		Security Global Investors
Rydex | SGI VT U.S. Long Short Momentum (1)(3)		Security Global Investors

(1)
Effective May 1, 2010, the SBL Fund and its respective series are marketed with the name “Rydex | SGI.”  Although SBL Fund’s legal name did not change, it and its series are marketed with the name Rydex | SGI.  In addition, certain of the Rydex Variable Trust series are marketed with the name Rydex | SGI.

(2)
Prior to May 1, 2010, these subaccounts were AIM V.I. Basic Value, AIM V.I. Capital Development, AIM V.I. Global Health Care, AIM V.I. Global Real Estate, AIM V.I. International Growth, AIM V.I. Mid Cap Core Equity, and SBL Equity Fund, respectively.

(3)	Prior to May 28, 2010, this subaccount was Rydex | SGI VT All-Cap Opportunity.

Variable Annuity Account B -
SecureDesigns Variable Annuity Account

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

(4)	Prior to June 1, 2010, these subaccounts were Van Kampen LIT Comstock, Van Kampen UIF Equity and Income, Van Kampen LIT Government,and Van Kampen UIF Emerging Markets Equity, respectively.
(5)	Prior to June 7, 2010, this subaccount was Rydex | SGI VT International Opportunity.
(6)	No longer available for investment.

Variable Annuity Account B -
SecureDesigns Variable Annuity Account

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Under the terms of the investment advisory contracts, investment portfolios of the underlying mutual funds are managed by Security Global Investors (SGI), a limited liability company controlled by its members and Security Benefit Corporation.  As disclosed in the above table, SGI serves as investment adviser for certain of the mutual funds.

During 2010, SBL Enhanced Index – Series H merged into Rydex | SGI VT Large Cap Core – Series A.  Pursuant to the plan of reorganization approved by the SBL Enhanced Index – Series H shareholders, the Rydex | SGI VT Large Cap Core – Series A acquired all of the net assets of the SBL Enhanced Index – Series H, which totaled $613,546 on the closing date of the reorganization, April 30, 2010.  A total of 64,841 shares were exchanged from the SBL Enhanced Index – Series H.  In exchange for the assets of the SBL Enhanced Index – Series H, 28,041 shares of Rydex | SGI VT Large Cap Core – Series A were issued to shareholders of record immediately after the closing date.

During 2010, Rydex VT Multi-Cap Core Equity liquidated.  Pursuant to the plan of reorganization approved by the Rydex VT Multi-Cap Core Equity shareholders, Rydex | SGI VT Money Market acquired all of the net assets of Rydex VT Multi-Cap Core Equity on the close of business on April 23, 2010.  At close of business on April 23, 2010, there were no assets to transfer.

During 2010, Janus Aspen INTECH Risk-Managed Core liquidated.  Pursuant to the plan of reorganization approved by the Janus Aspen INTECH Risk-Managed Core shareholders, Rydex | SGI VT Money Market acquired all of the net assets of Janus Aspen INTECH Risk-Managed Core on the close of business on April 30, 2010.  At close of business on April 30, 2010, there were no assets to transfer.

Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from FSBL’s other assets and liabilities. The portion of the Account’s assets applicable to the variable annuity contracts is not chargeable with liabilities arising out of any other business FSBL may conduct.

On February 15, 2010, Security Benefit Mutual Holding Company (SBMHC) entered into a purchase and sale agreement with Guggenheim SBC Holdings, LLC (GSBCH) to sell all of the outstanding capital stock of SBC. Effective July 30, 2010, SBC was sold to GSBCH, referred to herein as the “Transaction”.  At the time of the Transaction, SBMHC was demutualized and then dissolved.

Variable Annuity Account B -
SecureDesigns Variable Annuity Account

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Investment Valuation

Investments in mutual fund shares are carried in the statement of net assets at market value (net asset value of the underlying mutual fund). Investment transactions are accounted for on the trade date. Realized capital gains and losses on sales of investments are determined based on the average cost of investments sold.

The cost of investments purchased and proceeds from investments sold for the year ended December 31, 2010, were as follows:

Subaccount	Cost of Purchases	Proceeds from Sales
American Century VP Mid Cap Value	$ 15,905	$ 4,706
American Century VP Ultra	2,306	89,490
American Century VP Value	96,511	42,974
Dent Strategic Portfolio	6,001	102,891
Dreyfus IP Technology Growth	441,890	146,374
Dreyfus VIF International Value	333,814	317,371
Franklin Income Securities	454,678	117,418
Franklin Small Cap Value Securities	266,923	128,722
Franklin Templeton VIP Founding Funds Allocation	765	365
Invesco V.I. Basic Value	6,796	66,267
Invesco V.I. Capital Development	3,397	24,571
Invesco V.I. Global Health Care	66,319	51,237
Invesco V.I. Global Real Estate	222,486	197,418
Invesco V.I. International Growth	497,108	579,049
Invesco V.I. Mid Cap Core Equity	561,800	291,552
Invesco Van Kampen V.I. Comstock	19,894	12,863
Invesco Van Kampen V.I. Equity and Income	73,915	141,603
Invesco Van Kampen V.I. Government	357,312	519,222
Janus Aspen Enterprise	179,555	106,476
Janus Aspen Janus Portfolio	420,691	424,229
Legg Mason ClearBridge Variable Aggressive Growth	820,770	408,888
Legg Mason ClearBridge Variable Small Cap Growth	89,594	57,317
Legg Mason Western Asset Variable Global High Yield Bond	2,162,043	886,585
MFS VIT Research International	386,857	33,803
MFS VIT Total Return	319,174	578,557
MFS VIT Utilities	45,086	81,131

Variable Annuity Account B -
SecureDesigns Variable Annuity Account

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Subaccount	Cost of Purchases	Proceeds from Sales
Morgan Stanley UIF Emerging Markets Equity	$ 598,438	$ 314,714
Mutual Global Discovery Securities	161,958	100,484
Neuberger Berman AMT Socially Responsive	386,277	128,278
Oppenheimer Core Bond Fund/VA	314,447	399,888
Oppenheimer Main Street Small Cap Fund/VA	20,358	28,884
PIMCO VIT All Asset	384,872	334,407
PIMCO VIT CommodityRealReturn Strategy	173,852	134,577
PIMCO VIT Emerging Markets Bond	495,578	178,816
PIMCO VIT Foreign Bond (U.S. Dollar-Hedged)	848,727	594,818
PIMCO VIT Low Duration	1,040,464	793,802
PIMCO VIT Real Return	475,122	1,233,609
Royce Micro-Cap	206,501	168,305
Rydex | SGI VT All-Asset Aggressive Strategy	64,873	33,523
Rydex | SGI VT All-Asset Conservative Strategy	95,950	14,559
Rydex | SGI VT All-Asset Moderate Strategy	88,262	60,766
Rydex | SGI VT All Cap Value	580,419	443,454
Rydex | SGI VT Alpha Opportunity	-	26,792
Rydex | SGI VT Alternative Strategies Allocation	1,573	22,141
Rydex | SGI VT CLS AdvisorOne Amerigo	5,266	307,799
Rydex | SGI VT CLS AdvisorOne Clermont	37,816	121,447
Rydex | SGI VT Global	168,678	445,271
Rydex | SGI VT High Yield	434,562	1,097,004
Rydex | SGI VT International Long Short Select	9,069	298
Rydex | SGI VT Large Cap Concentrated Growth	60,577	349,453
Rydex | SGI VT Large Cap Core	861,634	310,007
Rydex | SGI VT Large Cap Value	320,917	557,938
Rydex | SGI VT Managed Asset Allocation	9,824	44,031
Rydex | SGI VT Managed Futures Strategy	9,370	9,131
Rydex | SGI VT Mid Cap Growth	218,126	219,060
Rydex | SGI VT Mid Cap Value	253,854	1,212,471
Rydex | SGI VT Money Market	2,027,656	4,275,864
Rydex | SGI VT Multi-Hedge Strategies	54,097	574,038
Rydex | SGI VT Small Cap Growth	94,989	25,176
Rydex | SGI VT Small Cap Value	474,704	515,077
Rydex | SGI VT U.S. Intermediate Bond	548,133	302,568
Rydex | SGI VT U.S. Long Short Momentum	12,526	68,495

Variable Annuity Account B -
SecureDesigns Variable Annuity Account

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Annuity Reserves

As of December 31, 2010, annuity reserves have not been established, as there are no contracts that have matured and are in the payout stage. Such reserves would be computed on the basis of published mortality tables using assumed interest rates that will provide reserves as prescribed by law. In cases where the payout option selected is life contingent, FSBL periodically recalculates the required annuity reserves, and any resulting adjustment is either charged or credited to FSBL and not to the Account.

Reinvestment of Dividends

Dividend and capital gains distributions paid by the mutual fund to the Account are reinvested in additional shares of each respective fund. Dividend income and capital gains distributions are recorded as income on the ex-dividend date.

Federal Income Taxes

The operations of the Account are included in the federal income tax return of FSBL, which is taxed as a life insurance company under the provisions of the Internal Revenue Code (IRC). Under the current provisions of the IRC, FSBL does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited under contracts. Based on this, no charge is being made currently to the Account for federal income taxes. FSBL will review periodically the status of this policy in the event of changes in the tax law.

Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

Variable Annuity Account B -
SecureDesigns Variable Annuity Account

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Recently Adopted Accounting Standards

On January 21, 2010, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update No. 2010-06, Improving Disclosures about Fair Value Measurements, which amends FASB Accounting Standards Codification Topic 820, Fair Value Measurements and Disclosures, and requires additional disclosures regarding fair value measurements. Specifically, the amendment requires reporting entities to disclose (i) the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements, for Level 2 or Level 3 positions, (ii) transfers between all levels (including Level 1 and Level 2) on a gross basis (i.e. transfers out must be disclosed separately from transfers in) as well as the reason(s) for the transfer, and (iii) purchases, sales, issuances, and settlements on a gross basis in the Level 3 rollforward rather than as one net number. The effective date of the amendment is for interim and annual periods beginning after December 15, 2009; however, the requirement to provide the Level 3 activity for purchases, sales, issuances, and settlements on a gross basis will be effective for interim and annual periods beginning after December 15, 2010. The Account adopted the disclosures required by this amendment, which did not have a material impact on the financial statements.

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price).  The fair value hierarchy prioritizes the inputs to valuation techniques used to measure fair value into three levels:

•        Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities.

•        Level 2 – Inputs other than quoted prices within Level 1 that are observable for the asset or liability, either directly or indirectly.

•        Level 3 – Unobservable inputs for the asset or liability reflecting internal assumptions.

The Account invests in shares of open-end mutual funds, which process contract owner-directed purchases, sales and transfers on a daily basis at the fund’s computed net asset values (NAV).  The fair value of the Account’s assets is based on the NAVs of mutual funds, which are obtained from the custodian and reflect the fair values of the mutual fund investments.  The NAV is calculated daily and is based on the fair values of the underlying securities.

Variable Annuity Account B -
SecureDesigns Variable Annuity Account

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Because the fund provides liquidity for the investments through purchases and redemptions at NAV, this may represent the fair value of the investment in the fund.  That is, for an open-ended mutual fund, the fair value of an investment in the fund would not be expected to be higher than the amount that a new investor would be required to spend in order to directly invest in the mutual fund. Similarly, the hypothetical seller of the investment would not be expected to accept less in proceeds than it could receive by directly redeeming its investment with the fund.  As a result, the quoted NAV of the mutual fund is to be considered quoted prices in active markets.

The Account’s financial assets are recorded at fair value on the statements of net assets and are categorized as Level 1 as of December 31, 2010, based on the priority of the inputs to the valuation technique above.  There were no transfers between levels during the year ended December 31, 2010.  The Account had no financial liabilities as of December 31, 2010.

2. Variable Annuity Contract Charges

Mortality and Expense Risk Charge: Mortality and expense risks assumed by FSBL are compensated for by a fee equivalent to a minimum annual rate of 0.60% of the average daily net asset. The mortality and expense risk charge is based on the daily value of the individual contract.

Administrative Charge: FSBL deducts a daily administrative charge equivalent to an annual rate of 0.15% of the average daily net asset value.

Premium Tax Charge: When applicable, an amount for state premium taxes is deducted as provided by pertinent state law either from the purchase payments or from the amount applied to effect an annuity at the time annuity payments commence.

Contract owner maintenance charges on the statements of changes in net assets may include the following charges:

•
Mortality and Expense Risk Charge:  If the net asset value of an individual contract is less than $100,000, SBL deducts an additional mortality and expense risk charge of 0.25% on contracts with a net asset value less than $25,000 and 0.10% on contracts with a net asset value of at least $25,000 but less than $100,000, as a contract level deduction.

•
Administrative Charge: FSBL deducts an account administration charge of $30 annually, except for certain contracts based on a minimum account value and the period of time the contract has been in force.

Variable Annuity Account B -
SecureDesigns Variable Annuity Account

Notes to Financial Statements (continued)

2. Variable Annuity Contract Charges (continued)

•	Contingent Deferred Sales Charge (CDSC): FSBL deducts a CDSC of up to 7% for units withdrawn in the first seven years of the contract.

•	Rider Charge: FSBL deducts an amount for each rider, equal to a percentage of contract value, not to exceed a total charge of 1.70% of the contract value.

Variable Annuity Account B -
SecureDesigns Variable Annuity Account

Notes to Financial Statements (continued)

3. Summary of Unit Transactions

The changes in units outstanding for the years ended December 31, 2010 and 2009 were as follows:

	2010			2009
			Net			Net
	Units	Units	Increase	Units	Units	Increase
Subaccount	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)

American Century VP Mid Cap Value	1,990	(540)	1,450	1,586	(410)	1,176
American Century VP Ultra	780	(8,891)	(8,111)	5,697	(11,069)	(5,372)
American Century VP Value	12,229	(7,012)	5,217	9,428	(7,829)	1,599
Dent Strategic Portfolio	1,160	(10,967)	(9,807)	4,792	(13,702)	(8,910)
Dreyfus IP Technology Growth	42,780	(17,459)	25,321	8,683	(6,708)	1,975
Dreyfus VIF International Value	37,466	(34,750)	2,716	38,829	(20,323)	18,506
Franklin Income Securities	57,333	(21,108)	36,225	11,496	(5,152)	6,344
Franklin Small Cap Value Securities	44,018	(24,510)	19,508	15,900	(7,474)	8,426
Franklin Templeton VIP Founding Funds Allocation	6,304	(6,188)	116	4,002	(1,237)	2,765
Invesco V.I. Basic Value	1,745	(6,580)	(4,835)	9,792	(5,851)	3,941
Invesco V.I. Capital Development	7,410	(8,750)	(1,340)	5,365	(28,065)	(22,700)
Invesco V.I. Global Health Care	7,941	(6,358)	1,583	1,272	(944)	328
Invesco V.I. Global Real Estate	13,977	(13,155)	822	7,019	(17,634)	(10,615)
Invesco V.I. International Growth	41,714	(48,279)	(6,565)	44,750	(24,700)	20,050
Invesco V.I. Mid Cap Core Equity	43,608	(24,323)	19,285	24,691	(12,949)	11,742
Invesco Van Kampen V.I. Comstock	3,068	(1,592)	1,476	1,739	(3,863)	(2,124)
Invesco Van Kampen V.I. Equity and Income	23,118	(28,647)	(5,529)	32,635	(4,607)	28,028
Invesco Van Kampen V.I. Government	90,866	(99,692)	(8,826)	93,363	(55,551)	37,812
Janus Aspen Enterprise	24,696	(16,672)	8,024	7,086	(3,128)	3,958
Janus Aspen Janus Portfolio	56,775	(55,401)	1,374	13,332	(26,143)	(12,811)
Legg Mason ClearBridge Variable Aggressive Growth	121,069	(67,443)	53,626	36,164	(57,353)	(21,189)
Legg Mason ClearBridge Variable Small Cap Growth	10,881	(7,315)	3,566	898	(5,424)	(4,526)
Legg Mason Western Asset Variable Global High Yield Bond	225,248	(98,295)	126,953	11,592	(1,807)	9,785
MFS VIT Research International	47,704	(6,884)	40,820	12,447	(34,209)	(21,762)
MFS VIT Total Return	98,949	(123,025)	(24,076)	135,408	(18,374)	117,034
MFS VIT Utilities	5,808	(8,572)	(2,764)	8,233	(8,380)	(147)

Variable Annuity Account B -
SecureDesigns Variable Annuity Account

Notes to Financial Statements (continued)

3. Summary of Unit Transactions (continued)

	2010			2009
			Net			Net
	Units	Units	Increase	Units	Units	Increase
Subaccount	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)

Morgan Stanley UIF Emerging Markets Equity	72,802	(44,021)	28,781	17,235	(10,633)	6,602
Mutual Global Discovery Securities	23,940	(14,714)	9,226	10,969	(21,691)	(10,722)
Neuberger Berman AMT Socially Responsive	31,506	(9,422)	22,084	6,726	(3,231)	3,495
Oppenheimer Core Bond Fund/VA	72,283	(82,715)	(10,432)	28,841	(117,735)	(88,894)
Oppenheimer Main Street Small Cap Fund/VA	2,648	(2,537)	111	4,724	(4,375)	349
PIMCO VIT All Asset	30,638	(28,540)	2,098	22,619	(14,698)	7,921
PIMCO VIT CommodityRealReturn Strategy	17,602	(17,531)	71	21,503	(21,814)	(311)
PIMCO VIT Emerging Markets Bond	46,042	(17,356)	28,686	4,484	(22,462)	(17,978)
PIMCO VIT Foreign Bond (U.S. Dollar-Hedged)	96,999	(76,158)	20,841	79,146	(34,413)	44,733
PIMCO VIT Low Duration	112,783	(86,187)	26,596	148,340	(67,734)	80,606
PIMCO VIT Real Return	73,000	(133,039)	(60,039)	184,139	(80,173)	103,966
Royce Micro-Cap	24,797	(20,064)	4,733	14,636	(23,438)	(8,802)
Rydex | SGI VT All-Asset Aggressive Strategy	8,270	(4,085)	4,185	4,267	(564)	3,703
Rydex | SGI VT All-Asset Conservative Strategy	35,708	(25,975)	9,733	1,319	(373)	946
Rydex | SGI VT All-Asset Moderate Strategy	27,221	(23,290)	3,931	4,830	(18,876)	(14,046)
Rydex | SGI VT All Cap Value	63,072	(45,049)	18,023	22,435	(46,959)	(24,524)
Rydex | SGI VT Alpha Opportunity	1,095	(1,844)	(749)	1,213	(5,431)	(4,218)
Rydex | SGI VT Alternative Strategies Allocation	350	(2,995)	(2,645)	7,223	(4,719)	2,504
Rydex | SGI VT CLS AdvisorOne Amerigo	23,042	(47,956)	(24,914)	30,568	(73,879)	(43,311)
Rydex | SGI VT CLS AdvisorOne Clermont	17,426	(25,467)	(8,041)	37,227	(13,548)	23,679
Rydex | SGI VT Global	56,995	(78,888)	(21,893)	93,677	(59,449)	34,228
Rydex | SGI VT High Yield	39,157	(59,324)	(20,167)	83,056	(58,568)	24,488
Rydex | SGI VT International Long Short Select	1,229	(37)	1,192	397	(39)	358
Rydex | SGI VT Large Cap Concentrated Growth	32,304	(82,986)	(50,682)	135,778	(11,611)	124,167
Rydex | SGI VT Large Cap Core	182,399	(76,742)	105,657	3,998	(4,327)	(329)
Rydex | SGI VT Large Cap Value	49,675	(75,499)	(25,824)	63,554	(71,454)	(7,900)

Variable Annuity Account B -
SecureDesigns Variable Annuity Account

Notes to Financial Statements (continued)

3. Summary of Unit Transactions (continued)

	2010			2009
			Net			Net
	Units	Units	Increase	Units	Units	Increase
Subaccount	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)

Rydex | SGI VT Managed Asset Allocation	6,840	(7,794)	(954)	6,680	(4,362)	2,318
Rydex | SGI VT Managed Futures Strategy	3,847	(3,715)	132	3,572	(14,561)	(10,989)
Rydex | SGI VT Mid Cap Growth	43,797	(38,844)	4,953	31,448	(23,894)	7,554
Rydex | SGI VT Mid Cap Value	32,309	(69,444)	(37,135)	108,752	(47,524)	61,228
Rydex | SGI VT Money Market	483,491	(723,793)	(240,302)	363,029	(293,009)	70,020
Rydex | SGI VT Multi-Hedge Strategies	16,984	(85,893)	(68,909)	138,480	(9,874)	128,606
Rydex | SGI VT Small Cap Growth	18,916	(5,708)	13,208	12,112	(7,519)	4,593
Rydex | SGI VT Small Cap Value	24,815	(26,972)	(2,157)	29,787	(18,629)	11,158
Rydex | SGI VT U.S. Intermediate Bond	67,105	(39,802)	27,303	76,294	(34,309)	41,985
Rydex | SGI VT U.S. Long Short Momentum	2,812	(6,297)	(3,485)	6,401	(5,880)	521

Variable Annuity Account B -
SecureDesigns Variable Annuity Account

Notes to Financial Statements (continued)

4. Financial Highlights

A summary of units outstanding, unit values, net assets, expense ratios, investment income ratios, and total return ratios for each of the five years in the period ended December 31, 2010, except for those individual subaccounts operating for portions of such periods as disclosed in the financial statements, follows:

Subaccount	2010	2009	2008	2007	2006
American Century VP Mid Cap Value (3)
Units	5,775	4,325	3,149	3,344	-
Unit value	$9.13	$7.97	$6.37	$8.76	$ -
Net assets	$52,720	$34,453	$20,061	$29,297	$ -
Ratio of expenses to net assets*	0.75%	0.75%	0.75%	0.75%	- %
Investment income ratio**	2.17%	3.26%	0.07%	1.07%	- %
Total return***	14.55%	25.12%	(27.28)%	(12.38)%	- %

American Century VP Ultra
Units	17,981	26,092	31,464	21,562	18,946
Unit value	$10.65	$9.55	$7.37	$13.11	$11.27
Net assets	$191,434	$249,084	$231,850	$282,654	$213,422
Ratio of expenses to net assets*	0.75%	0.75%	0.75%	0.75%	0.75%
Investment income ratio**	0.37%	0.19%	- %	- %	- %
Total return***	11.52%	29.58%	(43.78)%	16.37%	(6.94)%

American Century VP Value
Units	63,089	57,872	56,273	46,615	17,046
Unit value	$12.56	$11.54	$10.01	$14.19	$15.56
Net assets	$792,369	$667,581	$562,933	$661,375	$265,273
Ratio of expenses to net assets*	0.75%	0.75%	0.75%	0.75%	0.75%
Investment income ratio**	1.98%	5.07%	2.29%	1.07%	0.34%
Total return***	8.84%	15.28%	(29.46)%	(8.81)%	14.11%

Variable Annuity Account B -
SecureDesigns Variable Annuity Account

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	2010	2009	2008	2007	2006
Dent Strategic Portfolio (2)
Units	12,350	22,157	31,067	-	-
Unit value	$9.07	$8.97	$7.90	$ -	$ -
Net assets	$112,038	$198,863	$245,430	$ -	$ -
Ratio of expenses to net assets*	0.75%	0.75%	0.75%	- %	- %
Investment income ratio**	0.20%	0.11%	- %	- %	- %
Total return***	1.11%	13.54%	(21.00)%	- %	- %

Dreyfus IP Technology Growth
Units	33,278	7,957	5,982	7,962	262
Unit value	$11.95	$9.57	$6.33	$11.18	$10.14
Net assets	$397,676	$76,143	$37,825	$88,984	$2,654
Ratio of expenses to net assets*	0.75%	0.75%	0.75%	0.75%	0.75%
Investment income ratio**	- %	0.16%	- %	- %	- %
Total return***	24.87%	51.18%	(43.38)%	10.20%	0.22%

Dreyfus VIF International Value
Units	90,582	87,866	69,360	29,784	28,047
Unit value	$10.86	$10.82	$8.60	$14.28	$14.27
Net assets	$984,202	$951,021	$596,453	$425,204	$400,194
Ratio of expenses to net assets*	0.75%	0.75%	0.75%	0.75%	0.75%
Investment income ratio**	1.26%	2.86%	2.50%	2.02%	- %
Total return***	0.37%	25.81%	(39.78)%	0.08%	17.90%

Variable Annuity Account B -
SecureDesigns Variable Annuity Account

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	2010	2009	2008	2007	2006
Franklin Income Securities (3)
Units	106,684	70,459	64,115	84,085	-
Unit value	$9.17	$8.45	$6.47	$9.55	$ -
Net assets	$978,804	$595,868	$415,114	$802,862	$ -
Ratio of expenses to net assets*	0.75%	0.75%	0.75%	0.75%	- %
Investment income ratio**	6.37%	7.98%	4.83%	- %	- %
Total return***	8.52%	30.60%	(32.25)%	(4.54)%	- %

Franklin Small Cap Value Securities (3)
Units	42,503	22,995	14,569	8,716	-
Unit value	$8.72	$7.06	$5.67	$8.79	$ -
Net assets	$370,574	$162,422	$82,676	$76,637	$ -
Ratio of expenses to net assets*	0.75%	0.75%	0.75%	0.75%	- %
Investment income ratio**	0.54%	2.16%	4.87%	- %	- %
Total return***	23.51%	24.51%	(35.49)%	(12.10)%	- %

Franklin Templeton VIP Founding Funds Allocation (2)
Units	4,357	4,241	1,476	-	-
Unit value	$8.65	$8.14	$6.50	$ -	$ -
Net assets	$37,673	$34,532	$9,592	$ -	$ -
Ratio of expenses to net assets*	0.75%	0.75%	0.75%	- %	- %
Investment income ratio**	2.11%	3.60%	5.91%	- %	- %
Total return***	6.27%	25.23%	(35.00)%	- %	- %

Variable Annuity Account B -
SecureDesigns Variable Annuity Account

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	2010	2009	2008	2007	2006
Invesco V.I. Basic Value
Units	31,174	36,009	32,068	30,072	2,551
Unit value	$9.99	$9.70	$6.82	$14.71	$15.07
Net assets	$311,410	$349,190	$218,533	$442,283	$38,440
Ratio of expenses to net assets*	0.75%	0.75%	0.75%	0.75%	0.75%
Investment income ratio**	0.32%	1.25%	0.55%	0.76%	0.20%
Total return***	2.99%	42.23%	(53.64)%	(2.39)%	8.79%

Invesco V.I. Capital Development
Units	29,012	30,352	53,052	24,784	13,235
Unit value	$8.93	$7.82	$5.72	$11.23	$10.55
Net assets	$259,053	$237,492	$303,498	$278,434	$139,618
Ratio of expenses to net assets*	0.75%	0.75%	0.75%	0.75%	0.75%
Investment income ratio**	- %	- %	- %	- %	- %
Total return***	14.19%	36.71%	(49.07)%	6.46%	5.49%

Invesco V.I. Global Health Care
Units	7,247	5,664	5,336	8,875	377
Unit value	$11.76	$11.60	$9.43	$13.72	$12.74
Net assets	$85,202	$65,660	$50,315	$121,728	$4,807
Ratio of expenses to net assets*	0.75%	0.75%	0.75%	0.75%	0.75%
Investment income ratio**	- %	0.36%	- %	- %	- %
Total return***	1.38%	23.01%	(31.27)%	7.72%	1.37%

Variable Annuity Account B -
SecureDesigns Variable Annuity Account

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	2010	2009	2008	2007	2006
Invesco V.I. Global Real Estate
Units	34,981	34,159	44,774	22,188	5,527
Unit value	$17.72	$15.65	$12.35	$23.17	$25.47
Net assets	$619,712	$534,600	$553,098	$513,997	$140,737
Ratio of expenses to net assets*	0.75%	0.75%	0.75%	0.75%	0.75%
Investment income ratio**	4.77%	- %	8.62%	11.57%	1.41%
Total return***	13.23%	26.72%	(46.70)%	(9.03)%	37.37%

Invesco V.I. International Growth
Units	80,038	86,603	66,553	28,435	9,357
Unit value	$14.42	$13.30	$10.23	$17.87	$16.21
Net assets	$1,154,104	$1,151,450	$680,850	$508,044	$151,687
Ratio of expenses to net assets*	0.75%	0.75%	0.75%	0.75%	0.75%
Investment income ratio**	1.08%	1.40%	0.75%	0.49%	0.76%
Total return***	8.42%	30.01%	(42.75)%	10.22%	23.20%

Invesco V.I. Mid Cap Core Equity
Units	43,883	24,598	12,856	8,310	2,085
Unit value	$14.68	$13.40	$10.71	$15.59	$14.82
Net assets	$644,283	$329,556	$137,719	$129,580	$30,888
Ratio of expenses to net assets*	0.75%	0.75%	0.75%	0.75%	0.75%
Investment income ratio**	0.13%	1.73%	1.79%	0.07%	0.86%
Total return***	9.55%	25.12%	(31.30)%	5.25%	6.90%

Variable Annuity Account B -
SecureDesigns Variable Annuity Account

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	2010	2009	2008	2007	2006
Invesco Van Kampen V.I. Comstock (5)
Units	15,024	13,548	15,672	12,402	51
Unit value	$8.77	$7.87	$6.36	$10.29	$10.94
Net assets	$131,723	$106,587	$99,701	$127,592	$561
Ratio of expenses to net assets*	0.75%	0.75%	0.75%	0.75%	0.75%
Investment income ratio**	0.12%	4.11%	2.17%	0.01%	- %
Total return***	11.44%	23.74%	(38.19)%	(5.94)%	9.38%

Invesco Van Kampen V.I. Equity and Income (5)
Units	56,763	62,292	34,264	22,006	5,685
Unit value	$10.12	$9.38	$7.95	$10.68	$10.73
Net assets	$574,697	$584,433	$272,481	$234,955	$60,968
Ratio of expenses to net assets*	0.75%	0.75%	0.75%	0.75%	0.75%
Investment income ratio**	2.07%	3.16%	2.01%	2.01%	0.30%
Total return***	7.89%	17.99%	(25.52)%	(0.46)%	7.26%

Invesco Van Kampen V.I. Government (5)
Units	179,840	188,666	150,854	188,194	95,191
Unit value	$9.94	$9.84	$10.13	$10.36	$10.05
Net assets	$1,787,475	$1,856,202	$1,527,970	$1,949,156	$956,477
Ratio of expenses to net assets*	0.75%	0.75%	0.75%	0.75%	0.75%
Investment income ratio**	0.22%	5.97%	5.43%	3.76%	- %
Total return***	1.02%	(2.86)%	(2.22)%	3.07%	0.48%

Variable Annuity Account B -
SecureDesigns Variable Annuity Account

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	2010	2009	2008	2007	2006
Janus Aspen Enterprise (3)
Units	28,317	20,293	16,335	84,402	-
Unit value	$9.74	$8.06	$5.79	$10.71	$ -
Net assets	$275,664	$163,398	$94,523	$903,798	$ -
Ratio of expenses to net assets*	0.75%	0.75%	0.75%	0.75%	- %
Investment income ratio**	- %	- %	0.02%	0.10%	- %
Total return***	20.84%	39.21%	(45.94)%	7.05%	- %

Janus Aspen Janus Portfolio (3)
Units	46,054	44,680	57,491	5,421	-
Unit value	$8.59	$7.80	$5.96	$10.28	$ -
Net assets	$394,384	$347,991	$341,928	$55,734	$ -
Ratio of expenses to net assets*	0.75%	0.75%	0.75%	0.75%	- %
Investment income ratio**	0.33%	0.34%	1.33%	0.52%	- %
Total return***	10.13%	30.87%	(42.02)%	2.81%	- %

Legg Mason ClearBridge Variable Aggressive Growth
Units	169,017	115,391	136,580	57,467	37,808
Unit value	$8.92	$7.43	$5.75	$10.04	$10.39
Net assets	$1,507,893	$856,943	$784,756	$576,705	$392,689
Ratio of expenses to net assets*	0.75%	0.75%	0.75%	0.75%	0.75%
Investment income ratio**	- %	- %	- %	- %	- %
Total return***	20.05%	29.22%	(42.73)%	0.38%	3.86%

Variable Annuity Account B -
SecureDesigns Variable Annuity Account

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	2010	2009	2008	2007	2006
Legg Mason ClearBridge Variable Small Cap Growth (5)
Units	12,419	8,853	13,379	1,601	-
Unit value****	$9.98	$8.28	$6.02	$10.54	$9.96
Net assets	$123,940	$73,270	$80,532	$16,885	$ -
Ratio of expenses to net assets*	0.75%	0.75%	0.75%	0.75%	0.75%
Investment income ratio**	- %	- %	- %	- %	- %
Total return***	20.53%	37.54%	(42.88)%	5.41%	-0.40%

Legg Mason Western Asset Variable Global High Yield Bond (3)
Units	139,573	12,620	2,835	579	-
Unit value	$10.29	$9.31	$6.24	$9.38	$ -
Net assets	$1,435,033	$117,489	$17,710	$5,430	$ -
Ratio of expenses to net assets*	0.75%	0.75%	0.75%	0.75%	- %
Investment income ratio**	14.45%	14.36%	22.95%	14.07%	- %
Total return***	10.53%	49.20%	(33.48)%	(6.23)%	- %

MFS VIT Research International (5)
Units	83,170	42,350	64,112	33,471	6,214
Unit value	$9.10	$8.55	$6.80	$12.28	$11.34
Net assets	$756,743	$361,992	$435,931	$411,083	$70,499
Ratio of expenses to net assets*	0.75%	0.75%	0.75%	0.75%	0.75%
Investment income ratio**	0.86%	1.30%	0.43%	- %	1.05%
Total return***	6.43%	25.74%	(44.63)%	8.28%	13.43%

Variable Annuity Account B -
SecureDesigns Variable Annuity Account

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	2010	2009	2008	2007	2006
MFS VIT Total Return (5)
Units	255,042	279,118	162,084	73,845	107,817
Unit value	$9.54	$9.04	$7.97	$10.65	$10.64
Net assets	$2,433,513	$2,522,123	$1,291,708	$786,459	$1,147,225
Ratio of expenses to net assets*	0.75%	0.75%	0.75%	0.75%	0.75%
Investment income ratio**	2.70%	2.64%	2.40%	3.61%	0.31%
Total return***	5.53%	13.43%	(25.16)%	0.09%	6.40%

MFS VIT Utilities (5)
Units	73,349	76,113	76,260	52,456	6,589
Unit value	$12.70	$11.61	$9.07	$15.15	$12.33
Net assets	$931,603	$884,145	$692,075	$794,607	$81,253
Ratio of expenses to net assets*	0.75%	0.75%	0.75%	0.75%	0.75%
Investment income ratio**	2.85%	4.50%	1.41%	0.41%	0.58%
Total return***	9.39%	28.00%	(40.13)%	22.84%	23.30%

Morgan Stanley UIF Emerging Markets Equity (3)
Units	59,618	30,837	24,235	12,200	-
Unit value	$9.92	$8.66	$5.28	$12.68	$ -
Net assets	$591,460	$267,067	$128,089	$154,604	$ -
Ratio of expenses to net assets*	0.75%	0.75%	0.75%	0.75%	- %
Investment income ratio**	0.30%	- %	- %	0.13%	- %
Total return***	14.55%	64.02%	(58.36)%	26.77%	- %

Variable Annuity Account B -
SecureDesigns Variable Annuity Account

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	2010	2009	2008	2007	2006
Mutual Global Discovery Securities (3)
Units	81,261	72,035	82,757	85,099	-
Unit value	$8.82	$8.18	$6.89	$10.00	$ -
Net assets	$717,369	$589,747	$570,341	$851,053	$ -
Ratio of expenses to net assets*	0.75%	0.75%	0.75%	0.75%	- %
Investment income ratio**	1.15%	1.10%	1.33%	0.05%	- %
Total return***	7.82%	18.72%	(31.10)%	(0.04)%	- %

Neuberger Berman AMT Socially Responsive (4)
Units	59,550	37,466	33,971	19,820	95
Unit value	$14.69	$12.42	$9.82	$16.83	$16.28
Net assets	$874,684	$465,378	$333,657	$333,587	$1,545
Ratio of expenses to net assets*	0.75%	0.75%	0.75%	0.75%	0.75%
Investment income ratio**	0.02%	1.89%	2.34%	0.03%	- %
Total return***	18.28%	26.48%	(41.65)%	3.40%	62.78%

Oppenheimer Core Bond Fund/VA (3)
Units	59,300	69,732	158,626	38,736	-
Unit value	$6.59	$6.15	$5.86	$9.98	$ -
Net assets	$390,345	$428,386	$928,707	$386,519	$ -
Ratio of expenses to net assets*	0.75%	0.75%	0.75%	0.75%	- %
Investment income ratio**	2.04%	- %	3.32%	- %	- %
Total return***	7.15%	4.95%	(41.28)%	(0.21)%	- %

Variable Annuity Account B -
SecureDesigns Variable Annuity Account

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	2010	2009	2008	2007	2006
Oppenheimer Main Street Small Cap Fund/VA
Units	19,851	19,740	19,391	20,865	7,371
Unit value	$16.13	$13.61	$10.32	$17.28	$18.20
Net assets	$320,219	$268,629	$200,170	$360,614	$134,136
Ratio of expenses to net assets*	0.75%	0.75%	0.75%	0.75%	0.75%
Investment income ratio**	0.39%	0.60%	0.29%	0.10%	0.01%
Total return***	18.52%	31.88%	(40.28)%	(5.04)%	10.45%

PIMCO VIT All Asset
Units	44,095	41,997	34,076	3,070	330
Unit value	$12.91	$11.85	$10.12	$12.49	$11.97
Net assets	$568,934	$497,567	$344,796	$38,332	$3,954
Ratio of expenses to net assets*	0.75%	0.75%	0.75%	0.75%	0.75%
Investment income ratio**	6.97%	7.79%	8.54%	11.39%	4.94%
Total return***	8.95%	17.09%	(18.98)%	4.33%	0.81%

PIMCO VIT CommodityRealReturn Strategy (5)
Units	26,023	25,952	26,263	11,367	3,812
Unit value	$10.70	$8.92	$6.54	$12.09	$10.18
Net assets	$278,530	$231,593	$171,900	$137,441	$38,829
Ratio of expenses to net assets*	0.75%	0.75%	0.75%	0.75%	0.75%
Investment income ratio**	10.66%	5.99%	8.02%	4.96%	5.65%
Total return***	19.96%	36.39%	(45.91)%	18.71%	1.85%

Variable Annuity Account B -
SecureDesigns Variable Annuity Account

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	2010	2009	2008	2007	2006
PIMCO VIT Emerging Markets Bond (3)
Units	31,097	2,411	20,389	4,153	-
Unit value	$11.13	$10.32	$8.21	$9.99	$ -
Net assets	$346,222	$24,948	$167,488	$41,485	$ -
Ratio of expenses to net assets*	0.75%	0.75%	0.75%	0.75%	- %
Investment income ratio**	6.12%	3.03%	3.72%	0.69%	- %
Total return***	7.85%	25.70%	(17.82)%	(0.08)%	- %

PIMCO VIT Foreign Bond (U.S. Dollar-Hedged) (5)
Units	135,165	114,324	69,591	65,199	47,964
Unit value	$10.88	$10.41	$9.35	$9.94	$9.96
Net assets	$1,470,191	$1,189,988	$650,660	$648,493	$477,760
Ratio of expenses to net assets*	0.75%	0.75%	0.75%	0.75%	0.75%
Investment income ratio**	1.97%	3.42%	3.33%	3.22%	1.38%
Total return***	4.51%	11.34%	(5.94)%	(0.20)%	(0.37)%

PIMCO VIT Low Duration
Units	160,132	133,536	52,930	14,680	20,870
Unit value	$10.31	$10.17	$9.32	$9.72	$9.40
Net assets	$1,651,598	$1,358,042	$493,169	$142,626	$195,934
Ratio of expenses to net assets*	0.75%	0.75%	0.75%	0.75%	0.75%
Investment income ratio**	1.71%	3.58%	4.20%	5.60%	5.73%
Total return***	1.38%	9.12%	(4.12)%	3.40%	0.16%

Variable Annuity Account B -
SecureDesigns Variable Annuity Account

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	2010	2009	2008	2007	2006
PIMCO VIT Real Return
Units	223,783	283,822	179,856	154,493	57,766
Unit value	$11.78	$11.32	$9.93	$11.09	$10.41
Net assets	$2,637,460	$3,212,807	$1,786,051	$1,713,619	$600,989
Ratio of expenses to net assets*	0.75%	0.75%	0.75%	0.75%	0.75%
Investment income ratio**	1.55%	3.76%	4.06%	4.37%	6.80%
Total return***	4.06%	14.00%	(10.46)%	6.56%	(2.98)%

Royce Micro-Cap (5)
Units	85,440	80,707	89,509	31,001	11,950
Unit value	$11.20	$8.95	$5.88	$10.75	$10.74
Net assets	$956,574	$721,789	$525,924	$333,295	$128,314
Ratio of expenses to net assets*	0.75%	0.75%	0.75%	0.75%	0.75%
Investment income ratio**	1.95%	- %	4.79%	1.90%	0.17%
Total return***	25.14%	52.21%	(45.30)%	0.13%	7.39%

Rydex | SGI VT All-Asset Aggressive Strategy (3)
Units	21,400	17,215	13,512	31,164	-
Unit value	$8.76	$8.10	$7.10	$9.84	$ -
Net assets	$187,483	$139,377	$95,935	$306,616	$ -
Ratio of expenses to net assets*	0.75%	0.75%	0.75%	0.75%	- %
Investment income ratio**	0.75%	- %	0.62%	5.87%	- %
Total return***	8.15%	14.08%	(27.85)%	(1.63)%	- %

Variable Annuity Account B -
SecureDesigns Variable Annuity Account

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	2010	2009	2008	2007	2006
Rydex | SGI VT All-Asset Conservative Strategy (3)
Units	37,574	27,841	26,895	10,928	-
Unit value	$8.93	$8.64	$8.53	$9.94	$ -
Net assets	$335,761	$240,519	$229,602	$108,613	$ -
Ratio of expenses to net assets*	0.75%	0.75%	0.75%	0.75%	- %
Investment income ratio**	2.87%	- %	5.40%	0.88%	- %
Total return***	3.36%	1.29%	(14.19)%	(0.63)%	- %

Rydex | SGI VT All-Asset Moderate Strategy (3)
Units	50,773	46,842	60,888	51,212	-
Unit value	$8.74	$8.42	$7.82	$9.85	$ -
Net assets	$444,097	$394,370	$476,109	$504,319	$ -
Ratio of expenses to net assets*	0.75%	0.75%	0.75%	0.75%	- %
Investment income ratio**	1.88%	- %	2.00%	3.76%	- %
Total return***	3.80%	7.67%	(20.61)%	(1.52)%	- %

Rydex | SGI VT All Cap Value
Units	116,481	98,458	122,982	74,392	35,472
Unit value	$11.65	$10.37	$8.09	$13.65	$13.78
Net assets	$1,355,943	$1,020,273	$994,907	$1,015,043	$488,851
Ratio of expenses to net assets*	0.75%	0.75%	0.75%	0.75%	0.75%
Investment income ratio**	- %	- %	- %	- %	- %
Total return***	12.34%	28.18%	(40.73)%	(0.99)%	14.46%

Variable Annuity Account B -
SecureDesigns Variable Annuity Account

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	2010	2009	2008	2007	2006
Rydex | SGI VT Alpha Opportunity
Units	36,441	37,190	41,408	23,641	6,984
Unit value	$14.68	$12.63	$10.09	$16.00	$14.06
Net assets	$535,094	$469,530	$417,808	$378,390	$98,205
Ratio of expenses to net assets*	0.75%	0.75%	0.75%	0.75%	0.75%
Investment income ratio**	- %	- %	- %	- %	- %
Total return***	16.23%	25.17%	(36.94)%	13.83%	8.97%

Rydex | SGI VT Alternative Strategies Allocation (2)
Units	2,393	5,038	2,534	-	-
Unit value	$7.39	$7.72	$7.94	$ -	$ -
Net assets	$17,717	$38,923	$20,127	$ -	$ -
Ratio of expenses to net assets*	0.75%	0.75%	0.75%	- %	- %
Investment income ratio**	0.32%	- %	4.30%	- %	- %
Total return***	(4.27)%	(2.77)%	(20.60)%	- %	- %

Rydex | SGI VT CLS AdvisorOne Amerigo (5)
Units	288,247	313,161	356,472	204,544	72,828
Unit value	$9.40	$8.47	$6.31	$11.51	$10.51
Net assets	$2,709,662	$2,654,397	$2,250,212	$2,355,496	$765,131
Ratio of expenses to net assets*	0.75%	0.75%	0.75%	0.75%	0.75%
Investment income ratio**	0.09%	0.56%	0.46%	0.44%	0.18%
Total return***	10.98%	34.23%	(45.18)%	9.56%	5.07%

Variable Annuity Account B -
SecureDesigns Variable Annuity Account

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	2010	2009	2008	2007	2006
Rydex | SGI VT CLS AdvisorOne Clermont (5)
Units	97,756	105,797	82,118	50,789	33,998
Unit value	$8.93	$8.35	$7.08	$10.50	$10.27
Net assets	$872,934	$883,781	$581,025	$533,514	$349,152
Ratio of expenses to net assets*	0.75%	0.75%	0.75%	0.75%	0.75%
Investment income ratio**	1.73%	2.42%	1.25%	2.33%	4.03%
Total return***	6.95%	17.94%	(32.57)%	2.30%	2.68%

Rydex | SGI VT Global
Units	215,743	237,636	203,408	203,880	98,194
Unit value	$9.13	$8.19	$7.10	$11.97	$11.41
Net assets	$1,969,134	$1,946,472	$1,444,837	$2,439,745	$1,120,814
Ratio of expenses to net assets*	0.75%	0.75%	0.75%	0.75%	0.75%
Investment income ratio**	- %	- %	- %	- %	- %
Total return***	11.48%	15.35%	(40.69)%	4.85%	13.04%

Rydex | SGI VT High Yield
Units	95,275	115,442	90,954	62,264	31,608
Unit value	$29.46	$26.50	$15.93	$23.61	$24.02
Net assets	$2,807,569	$3,059,679	$1,448,742	$1,470,332	$759,303
Ratio of expenses to net assets*	0.75%	0.75%	0.75%	0.75%	0.75%
Investment income ratio**	- %	- %	- %	- %	- %
Total return***	11.17%	66.35%	(32.53)%	(1.69)%	7.09%

Variable Annuity Account B -
SecureDesigns Variable Annuity Account

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	2010	2009	2008	2007	2006
Rydex | SGI VT International Long Short Select (2)
Units	1,550	358	-	-	-
Unit value****	$7.51	$7.88	$6.30	$ -	$ -
Net assets	$11,654	$2,826	$ -	$ -	$ -
Ratio of expenses to net assets*	0.75%	0.75%	0.75%	- %	- %
Investment income ratio**	0.44%	0.78%	- %	- %	- %
Total return***	(4.70)%	25.08%	(37.00)%	- %	- %

Rydex | SGI VT Large Cap Concentrated Growth
Units	129,704	180,386	56,219	60,397	51,367
Unit value	$5.67	$5.05	$3.93	$6.48	$7.18
Net assets	$734,848	$909,752	$220,899	$391,550	$368,648
Ratio of expenses to net assets*	0.75%	0.75%	0.75%	0.75%	0.75%
Investment income ratio**	- %	- %	- %	- %	- %
Total return***	12.28%	28.50%	(39.35)%	(9.65)%	3.59%

Rydex | SGI VT Large Cap Core
Units	115,704	10,047	10,376	9,677	869
Unit value	$5.54	$4.94	$3.95	$6.55	$7.15
Net assets	$641,307	$49,635	$40,994	$63,389	$6,222
Ratio of expenses to net assets*	0.75%	0.75%	0.75%	0.75%	0.75%
Investment income ratio**	- %	- %	- %	- %	- %
Total return***	12.15%	25.06%	(39.69)%	(8.40)%	8.74%

Variable Annuity Account B -
SecureDesigns Variable Annuity Account

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	2010	2009	2008	2007	2006
Rydex | SGI VT Large Cap Value
Units	96,296	122,120	130,020	154,507	10,643
Unit value	$9.16	$8.18	$6.72	$11.10	$10.89
Net assets	$881,585	$999,380	$873,644	$1,715,025	$115,950
Ratio of expenses to net assets*	0.75%	0.75%	0.75%	0.75%	0.75%
Investment income ratio**	- %	- %	- %	- %	- %
Total return***	11.98%	21.73%	(39.46)%	1.92%	17.51%

Rydex | SGI VT Managed Asset Allocation
Units	73,988	74,942	72,624	42,828	17,304
Unit value	$9.69	$9.10	$7.52	$10.72	$10.50
Net assets	$717,038	$682,028	$546,207	$459,381	$181,729
Ratio of expenses to net assets*	0.75%	0.75%	0.75%	0.75%	0.75%
Investment income ratio**	- %	- %	- %	- %	- %
Total return***	6.48%	21.01%	(29.85)%	2.12%	7.97%

Rydex | SGI VT Managed Futures Strategy (1)
Units	2,780	2,648	13,637	-	-
Unit value	$8.22	$8.85	$9.57	$ -	$ -
Net assets	$22,765	$23,344	$130,435	$ -	$ -
Ratio of expenses to net assets*	0.75%	0.75%	0.75%	- %	- %
Investment income ratio**	- %	- %	- %	- %	- %
Total return***	(7.12)%	(7.52)%	(4.30)%	- %	- %

Variable Annuity Account B -
SecureDesigns Variable Annuity Account

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	2010	2009	2008	2007	2006
Rydex | SGI VT Mid Cap Growth
Units	93,959	89,006	81,452	85,784	69,807
Unit value	$7.86	$6.57	$4.74	$8.19	$9.50
Net assets	$738,141	$584,610	$386,049	$703,195	$663,501
Ratio of expenses to net assets*	0.75%	0.75%	0.75%	0.75%	0.75%
Investment income ratio**	- %	- %	- %	- %	- %
Total return***	19.63%	38.61%	(42.12)%	(13.75)%	1.09%

Rydex | SGI VT Mid Cap Value
Units	127,082	164,217	102,989	88,828	67,025
Unit value	$24.04	$21.18	$15.28	$22.17	$22.61
Net assets	$3,053,102	$3,477,359	$1,573,492	$1,969,564	$1,515,112
Ratio of expenses to net assets*	0.75%	0.75%	0.75%	0.75%	0.75%
Investment income ratio**	- %	- %	- %	- %	- %
Total return***	13.50%	38.61%	(31.08)%	(1.91)%	10.45%

Rydex | SGI VT Money Market
Units	441,813	682,115	612,095	473,826	72,011
Unit value	$8.42	$8.78	$9.15	$9.30	$9.23
Net assets	$3,720,094	$5,989,212	$5,600,941	$4,408,834	$664,435
Ratio of expenses to net assets*	0.75%	0.75%	0.75%	0.75%	0.75%
Investment income ratio**	- %	- %	- %	- %	- %
Total return***	(4.10)%	(4.04)%	(1.61)%	0.85%	0.58%

Variable Annuity Account B -
SecureDesigns Variable Annuity Account

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	2010	2009	2008	2007	2006
Rydex | SGI VT Multi-Hedge Strategies (3)
Units	62,330	131,239	2,633	-	-
Unit value****	$7.27	$7.10	$7.63	$9.74	$ -
Net assets	$452,868	$932,448	$20,082	$ -	$ -
Ratio of expenses to net assets*	0.75%	0.75%	0.75%	0.75%	- %
Investment income ratio**	- %	2.14%	1.13%	- %	- %
Total return***	2.39%	(6.95)%	(21.66)%	(2.60)%	- %

Rydex | SGI VT Small Cap Growth
Units	46,088	32,880	28,287	25,508	13,065
Unit value	$5.75	$4.59	$3.52	$6.93	$6.81
Net assets	$264,822	$150,804	$99,648	$176,734	$89,032
Ratio of expenses to net assets*	0.75%	0.75%	0.75%	0.75%	0.75%
Investment income ratio**	- %	- %	- %	- %	- %
Total return***	25.27%	30.40%	(49.21)%	1.70%	1.27%

Rydex | SGI VT Small Cap Value
Units	34,758	36,915	25,757	17,018	5,014
Unit value	$24.80	$21.12	$14.06	$23.77	$22.39
Net assets	$862,011	$779,768	$362,245	$404,503	$112,272
Ratio of expenses to net assets*	0.75%	0.75%	0.75%	0.75%	0.75%
Investment income ratio**	- %	- %	- %	- %	- %
Total return***	17.42%	50.21%	(40.85)%	6.17%	9.24%

Variable Annuity Account B -
SecureDesigns Variable Annuity Account

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	2010	2009	2008	2007	2006
Rydex | SGI VT U.S. Intermediate Bond
Units	138,648	111,345	69,360	67,393	38,219
Unit value	$10.39	$10.17	$9.74	$11.08	$11.17
Net assets	$1,440,834	$1,132,882	$675,753	$746,351	$427,129
Ratio of expenses to net assets*	0.75%	0.75%	0.75%	0.75%	0.75%
Investment income ratio**	- %	- %	- %	- %	- %
Total return***	2.16%	4.41%	(12.09)%	(0.88)%	(0.02)%

Rydex | SGI VT U.S. Long Short Momentum
Units	23,729	27,214	26,693	27,460	9,645
Unit value	$13.60	$12.69	$10.35	$18.13	$15.34
Net assets	$322,624	$345,424	$276,359	$497,967	$147,958
Ratio of expenses to net assets*	0.75%	0.75%	0.75%	0.75%	0.75%
Investment income ratio**	- %	0.09%	- %	- %	- %
Total return***	7.17%	22.61%	(42.91)%	18.20%	7.30%

Variable Annuity Account B -
SecureDesigns Variable Annuity Account

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

*These ratios represent the annualized contract expenses of the Account, consisting primarily of administrative and mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to the unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded. The additional fees for the mortality and expense risk charges applied to policies whose contract values are less than $100,000 are excluded from these ratios because they result in reductions of contract owner units, rather than direct reductions to the unit values.  See Note 2.

**These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests.

***For periods shorter than a year, total return is not annualized.  These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. The total return is calculated for the period indicated or from the inception date through the end of the reporting period.

****Unit value information is calculated on a daily basis, regardless of whether or not the subaccount has contract owners.

(1) For the period from November 17, 2008 (inception date) to December 31, 2008.
(2) For the period from May 1, 2008 (inception date) to December 31, 2008.
(3) For the period from May 1, 2007 (inception date) to December 31, 2007.
(4) For the period from April 27, 2006 (inception date) to December 31, 2006.
(5) For the period from March 10, 2006 (inception date) to December 31, 2006.

5. Subsequent Events

The Account has performed an evaluation of subsequent events through the date the financial statements were issued and has determined that no items require recognition or disclosure.

Financial Statements

First Security Benefit Life Insurance and Annuity
Company of New York (An Indirect Wholly Owned Subsidiary of Guggenheim SBC Holdings, LLC)
Periods From July 31, 2010 Through December 31, 2010, January 1, 2010 Through July 30, 2010, and Years Ended December 31, 2009 and 2008
With Report of Independent Registered Public
Accounting Firm

First Security Benefit Life Insurance
and Annuity Company of New York
(An Indirect Wholly Owned Subsidiary of
Guggenheim SBC Holdings, LLC)

Financial Statements

Periods From July 31, 2010 Through December 31, 2010,
January 1, 2010 Through July 30, 2010, and Years Ended December 31, 2009 and 2008

Contents

Report of Independent Registered Public Accounting Firm	1

Financial Statements

Balance Sheets	2
Statements of Operations	3
Statements of Changes in Stockholder’s Equity	4
Statements of Cash Flows	5
Notes to Financial Statements	6

Report of Independent Registered Public Accounting Firm

The Board of Directors
First Security Benefit Life Insurance
and Annuity Company of New York

We have audited the accompanying balance sheets of First Security Benefit Life Insurance and Annuity Company of New York (the Company), an indirect wholly owned subsidiary of Guggenheim SBC Holdings, LLC, as of December 31, 2010 and 2009, and the related statements of operations, changes in stockholder’s equity, and cash flows for the periods from July 31, 2010 through December 31, 2010, January 1, 2010 through July 30, 2010, and years ended December 31, 2009 and 2008. These financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of First Security Benefit Life Insurance and Annuity Company of New York at December 31, 2010 and 2009, and the results of its operations and its cash flows for the periods from July 31, 2010 through December 31, 2010, January 1, 2010 through July 30, 2010, and years ended December 31, 2009 and 2008, in conformity with U.S. generally accepted accounting principles.

As discussed in Note 1 to the financial statements, effective July 31, 2010, in response to the acquisition of the Company’s indirect parent, the Company adjusted its historical accounting basis to reflect the change in control.

/s/ Ernst & Young

April 14, 2011
Kansas City, Missouri

1

First Security Benefit Life Insurance
and Annuity Company of New York
(An Indirect Wholly Owned Subsidiary of
Guggenheim SBC Holdings, LLC)

Balance Sheets

	December 31
	2010	2009
	Successor	Predecessor
	(In Thousands)
Assets
Bonds available for sale	$11,876	$11,118
Policy loans	125	157
Cash and cash equivalents	6,561	4,246
Income taxes receivable	143	47
Deferred income tax asset	435	–
Due from affiliates	–	727
Reinsurance recoverable	1,116	1,247
Deferred policy acquisition costs	38	5,986
Deferred sales inducement costs	–	4,517
Value of business acquired	6,044	–
Intangible assets	50	–
Other assets	101	94
Separate account assets	162,890	164,151
Total assets	$189,379	$192,290

Liabilities and stockholder’s equity
Liabilities:
Policy reserves and annuity account values	$14,272	$12,512
Deferred income tax liability	–	1,129
Due to affiliates	23	–
Other liabilities	290	440
Separate account liabilities	162,890	164,151
Total liabilities	177,475	178,232

Stockholder’s equity:
Common stock ($10 par value; 200,000 non-convertible
shares authorized, issued, and outstanding)	2,000	2,000
Additional paid-in capital	9,547	8,600
Accumulated other comprehensive (loss) income	(33)	85
Retained earnings	390	3,373
Total stockholder’s equity	11,904	14,058
Total liabilities and stockholder’s equity	$189,379	$192,290

See accompanying notes.

2

First Security Benefit Life Insurance
and Annuity Company of New York
(An Indirect Wholly Owned Subsidiary of
Guggenheim SBC Holdings, LLC)

Statements of Operations

	July 31, 2010	January 1, 2010
	Through	Through	Year Ended	Year Ended
	December 31,	July 30,	December 31,	December 31,
	2010	2010	2009	2008
	Successor	Predecessor	Predecessor	Predecessor
	(In Thousands)
Revenues:
Asset-based fees	$1,446	$2,051	$3,353	$3,712
Net investment income	113	344	630	610
Other revenues	–	–	–	2
Total revenues	1,559	2,395	3,983	4,324

Benefits and expenses:
Interest credited to annuity
account balances	179	243	409	357
Commissions and other
operating expenses	770	1,975	2,613	3,616
Total benefits and expenses	949	2,218	3,022	3,973

Income before income
tax expense	610	177	961	351
Income tax expense	220	105	399	46
Net income	$390	$72	$562	$305

See accompanying notes.

3

First Security Benefit Life Insurance
and Annuity Company of New York
(An Indirect Wholly Owned Subsidiary of
Guggenheim SBC Holdings, LLC)

Statements of Changes in Stockholder’s Equity

			Accumulated
		Additional	Other		Total
	Common	Paid-In	Comprehensive	Retained	Stockholder’s
	Stock	Capital	Income (Loss)	Earnings	Equity
	(In Thousands)
Predecessor
Balance at January 1, 2008	$2,000	$8,600	$56	$2,506	$13,162
Comprehensive income (loss):
Net income	–	–	–	305	305
Other comprehensive loss	–	–	(9)	–	(9)
Comprehensive income					296
Balance at December 31, 2008	2,000	8,600	47	2,811	13,458
Comprehensive income:
Net income	–	–	–	562	562
Other comprehensive income	–	–	38	–	38
Comprehensive income					600
Balance at December 31, 2009	2,000	8,600	85	3,373	14,058
Comprehensive income:
Net income	–	–	–	72	72
Other comprehensive income	–	–	52	–	52
Comprehensive income					124
Balance at July 30, 2010	2,000	8,600	137	3,445	14,182

Successor
Adjustments related to push down
of purchase price resulting
from change in control	–	947	(137)	(3,445)	(2,635)
Balance at July 31, 2010	2,000	9,547	–	–	11,547
Comprehensive income:
Net income	–	–	–	390	390
Other comprehensive loss	–	–	(33)	–	(33)
Comprehensive income					357
Balance at December 31, 2010	$2,000	$9,547	$(33)	$390	$11,904

See accompanying notes.

4

First Security Benefit Life Insurance
and Annuity Company of New York
(An Indirect Wholly Owned Subsidiary of
Guggenheim SBC Holdings, LLC)

Statements of Cash Flows

	July 31, 2010	January 1, 2010
	Through	Through	Year Ended	Year Ended
	December 31,	July 30,	December 31,	December 31,
	2010	2010	2009	2008
	Successor	Predecessor	Predecessor	Predecessor
	(In Thousands)
Operating activities
Net income	$390	$72	$562	$305
Adjustments to reconcile net income to net cash and cash
equivalents provided by (used in) operating activities:
Interest credited to annuity account balances	179	243	409	357
Policy acquisition costs deferred	(39)	(239)	(902)	(1,382)
Amortization of deferred policy acquisition costs	1	585	712	896
Sales inducement costs deferred	–	(81)	(420)	(512)
Amortization of sales inducement costs	–	589	117	975
Amortization of value of business acquired	283	–	–	–
Deferred income taxes	71	80	(591)	1,172
Change in assets and liabilities:
Income taxes receivable	(114)	18	94	32
Due from/to affiliates	(27)	777	(565)	(486)
Other assets	1	(8)	(21)	79
Other liabilities	(126)	(24)	61	3
Other changes in operating assets and liabilities	(59)	541	(155)	252
Net cash and cash equivalents provided by (used in)
operating activities	560	2,553	(699)	1,691

Investing activities
Sales, maturities, or repayments of bonds available for sale	1,696	2,106	3,450	3,099
Acquisitions of bonds available for sale	–	(4,459)	(1,603)	(4,817)
Net decrease (increase) in policy loans	12	20	2	(29)
Net cash and cash equivalents provided by (used in)
investing activities	1,708	(2,333)	1,849	(1,747)

Financing activities
Deposits to annuity account balances	24	31	918	5,671
Withdrawals from annuity account balances	50	(278)	(766)	(3,794)
Net cash and cash equivalents provided by (used in)
financing activities	74	(247)	152	1,877

Increase (decrease) in cash and cash equivalents	2,342	(27)	1,302	1,821
Cash and cash equivalents at beginning of year	4,219	4,246	2,944	1,123
Cash and cash equivalents at end of year	$6,561	$4,219	$4,246	$2,944

Supplemental disclosures of cash flow information
Cash paid (received) during the year for:
Income taxes	$255	$(30)	$896	$(1,158)

See accompanying notes.

5

First Security Benefit Life Insurance
and Annuity Company of New York
(An Indirect Wholly Owned Subsidiary of
Guggenheim SBC Holdings, LLC)

Notes to Financial Statements

December 31, 2010

1. Nature of Operations and Significant Accounting Policies

Organization and Operations

First Security Benefit Life Insurance and Annuity Company of New York (the Company) is licensed to transact life insurance business in New York and Kansas and was organized to offer insurance products in New York. The Company’s business activities are concentrated in the sale of variable annuity products supported by separate account assets. The Company is a wholly owned subsidiary of Security Benefit Corporation (SBC), which is a wholly owned subsidiary of Guggenheim SBC Holdings, LLC (GSBCH). Formerly, SBC was a wholly owned subsidiary of Security Benefit Mutual Holding Company (SBMHC).

On February 15, 2010, SBMHC entered into a purchase and sale agreement with GSBCH to sell all of the outstanding capital stock of SBC. Effective July 30, 2010, SBC was sold to GSBCH, referred to herein as the “Transaction.” At the time of the Transaction, SBMHC was demutualized and then dissolved.

Basis of Presentation

The financial statements prior to the closing of the Transaction reflect the historical accounting basis in the Company’s assets and liabilities and are labeled “Predecessor.” The statements subsequent to the Transaction are labeled “Successor” and reflect adjusting the Company’s historical accounting basis to reflect the change in control based upon the allocated purchase price by SBC at the Transaction date in the financial statements.

Use of Estimates

The preparation of financial statements and accompanying notes in conformity with U.S. generally accepted accounting principles (GAAP) requires management to make estimates and assumptions that affect amounts reported and disclosed. For example, significant estimates and assumptions are used in the valuation of investments; amortization of deferred policy acquisition costs, deferred sales inducement costs, and the value of business acquired; calculation of liabilities for future policy benefits; and the calculation of income taxes and the recognition of deferred income tax assets and liabilities. Management believes that the estimates used in preparing its financial statements are reasonable and prudent. However, actual results could differ from those estimates.

6

First Security Benefit Life Insurance
and Annuity Company of New York
(An Indirect Wholly Owned Subsidiary of
Guggenheim SBC Holdings, LLC)

Notes to Financial Statements (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

Accounting Changes

In April 2009, the Financial Accounting Standards Board (FASB) issued FASB Staff Position (FSP) FAS 115-2 and FAS 124-2, Recognition and Presentation of Other-Than-Temporary Impairments, which was subsequently incorporated into FASB Accounting Standards Codification (ASC) Subtopic 320-10, Investments – Debt and Equity Securities – Overall. This new guidance relates to the recognition and presentation of other-than-temporary impairment (OTTI) and requires additional disclosures. The recognition guidance applies to debt securities classified as available for sale and held to maturity. The presentation and disclosure guidance applies to debt and equity securities. The guidance requires an entity to bifurcate any OTTI on debt securities between credit and non-credit impairments and establishes the accounting treatment for each aspect, in current and subsequent periods. A cumulative effect adjustment is required to the opening balance of retained earnings in the period of adoption with a corresponding adjustment to accumulated other comprehensive income. This guidance became effective for financial statements issued for interim and annual periods ending after June 15, 2009. The Company has adopted this guidance effective January 1, 2009, and the adoption did not have a material impact on the financial statements.

In August 2009, the FASB issued Accounting Standards Update (ASU) 2009-05, Fair Value Measurements and Disclosures (Topic 820), Measuring Liabilities at Fair Value, to provide additional guidance on measuring the fair value of liabilities. The update provides clarification when a quoted price in an active market for the identical liability is not available. ASU 2009-05 clarifies that the quoted price for the identical liability, when traded as an asset in an active market, is also a Level 1 measurement for that liability when no adjustment to the quoted price is required. In the absence of a quoted price in an active market, an entity must use one or more of the following valuation techniques to estimate fair value: (1) a valuation technique that uses a quoted price: (a) of an identical liability when traded as an asset or (b) of a similar liability when traded as an asset or (2) another valuation technique such as (a) a present value technique or (b) a technique based on the amount an entity would pay to transfer the identical liability or would receive to enter into an identical liability. The guidance is effective for the first reporting period beginning after issuance, which for the Company is January 1, 2010. The Company adopted the guidance, and the adoption did not have a material impact on the financial statements.

7

First Security Benefit Life Insurance
and Annuity Company of New York
(An Indirect Wholly Owned Subsidiary of
Guggenheim SBC Holdings, LLC)

Notes to Financial Statements (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

In January 2010, the FASB issued ASU 2010-06, Improving Disclosures about Fair Value, which requires new disclosures related to fair value measurements and clarifies existing disclosure requirements about the level of disaggregation, inputs, and valuation techniques. Specifically, reporting entities now must disclose separately the amounts of significant transfers in and out of Level 1 and Level 2 fair value measurements and describe the reasons for the transfers. In addition, in the reconciliation for Level 3 fair value measurements, a reporting entity should present separately information about purchases, sales, issuances, and settlements. The guidance clarifies that a reporting entity needs to use judgment in determining the appropriate classes of assets and liabilities for disclosure of fair value measurement, considering the level of disaggregated information required by other applicable GAAP guidance and should also provide disclosures about the valuation techniques and inputs used to measure fair value for each class of assets and liabilities. The Company adopted this guidance as of January 1, 2010, except for the disclosures about purchases, sales, issuances, and settlements in the reconciliation for Level 3 fair value measurements, which is effective for periods beginning after December 15, 2010, which for the Company is January 1, 2011. The adoption of this guidance is not expected to have a material impact on the financial statements.

In April 2010, the FASB issued ASU 2010-15, How Investments Held through Separate Accounts Affect an Insurer’s Consolidation Analysis of Those Investments, clarifying that investments held within the separate accounts of an insurance entity should not be combined with the insurer’s general account interest in the same investments when determining whether consolidation is required, unless the separate account interests are held for the benefit of a related party. This guidance is effective for financial statements for periods that begin after December 15, 2010, which for the Company is January 1, 2011. The adoption of this guidance is not expected to have a material impact on the financial statements.

8

First Security Benefit Life Insurance
and Annuity Company of New York
(An Indirect Wholly Owned Subsidiary of
Guggenheim SBC Holdings, LLC)

Notes to Financial Statements (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

In September 2010, the FASB issued ASU 2010-26, Accounting for Costs Associated with Acquiring or Renewing Insurance Contracts. The guidance defines allowable deferred acquisition costs as the incremental direct cost of contract acquisition and certain costs related directly to underwriting, policy issuance, and processing. This guidance also allows for the deferral of advertising costs if 1) the primary purpose of the advertising is to elicit to customers who could be shown to have responded specifically to the advertising and 2) the direct-response advertising results in probable future benefits. This guidance will be effective for fiscal years beginning after December 15, 2011, with early adoption permitted, and companies may chose to apply the new guidance either prospectively or retroactively. The Company is currently evaluating the impact of this guidance and the period of adoption. This guidance is a significant change to current industry practice and could materially impact the Company’s financial statements, upon adoption.

Investments

Bonds are classified as available for sale and carried at fair value with related unrealized gains and losses reflected as a component of other comprehensive income or loss in equity, net of adjustments related to deferred policy acquisition costs and applicable income taxes. The adjustment related to deferred policy acquisition costs represents the increase from using a discount rate that would have been required if such unrealized gains or losses had been realized. Premiums and discounts are amortized using the effective interest rate method applied over the estimated lives of the assets adjusted for prepayment activity. Realized capital gains and losses on sales of investments are determined using the specific identification method. If it is determined that a decline in fair value of a bond is other than temporary, unrealized losses are bifurcated between credit and non-credit-related impairments. Credit-related impairments are recognized in earnings, while non-credit-related impairments are reported as a component of accumulated other comprehensive income.

Cash and cash equivalents include operating cash, money market mutual funds, and other investments with initial maturities of less than 90 days.

9

First Security Benefit Life Insurance
and Annuity Company of New York
(An Indirect Wholly Owned Subsidiary of
Guggenheim SBC Holdings, LLC)

Notes to Financial Statements (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

Deferred Policy Acquisition Costs

To the extent recoverable from future policy revenues and gross profits, commissions and other policy issuance, underwriting, and selling costs that are primarily related to the acquisition or renewal of deferred annuity business have been deferred. Sales inducements such as premium or interest bonuses are not included in deferred policy acquisition costs, but are included in deferred sales inducement costs on the balance sheets. Such deferred policy acquisition costs are amortized in proportion to the present value, discounted at the crediting rate, of actual and expected gross profits from investment (gross blended separate account return assumption of 10.5% for the years 2011 through 2014 and 8.5% thereafter), mortality, and expense margins. The amortization is adjusted retrospectively when estimates of current or future gross profits to be realized from a group of products are revised. Deferred policy acquisition costs are adjusted for the impact on estimated gross profits of net unrealized gains and losses on bonds, with the adjustment reflected in stockholder’s equity as a component of accumulated other comprehensive income or loss, net of applicable income taxes.

For insurance and annuity contracts, policyholders can elect to modify product benefits, features, rights, or coverage by exchanging a contract for a new contract or by amendment, endorsement, or rider to a contract or by the election of a feature or coverage within a contract. These transactions are known as internal replacements. The Company accounts for internal replacements as a termination of the original contract and an issuance of the new contract. Consistent with this, the Company anticipates these transactions in establishing amortization periods and other valuation assumptions.

Deferred Sales Inducement Costs

Deferred sales inducement costs consist of bonus interest credits and premium credits added to certain annuity contract values. These benefits are capitalized to the extent they are incremental to amounts that would be credited on similar contracts without the applicable feature. The amounts capitalized are amortized using the same methodology and assumptions used to amortize deferred policy acquisition costs.

10

First Security Benefit Life Insurance
and Annuity Company of New York
(An Indirect Wholly Owned Subsidiary of
Guggenheim SBC Holdings, LLC)

Notes to Financial Statements (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

Value of Business Acquired

Value of business acquired (VOBA) is an asset that reflects the present value of estimated net cash flows embedded in the insurance contracts that existed at the time of the change in control. VOBA is amortized in a similar manner to the amortization of deferred policy acquisition costs.

Intangible Assets

In accordance with ASC Topic 350, Intangibles – Goodwill and Other, intangible assets meeting certain criteria are recognized apart from goodwill. This guidance prohibits the amortization of intangible assets with indefinite useful lives. Additionally, the Company assesses whether its indefinite-lived intangible assets are impaired at least annually based on an evaluation of projected cash flows. If impairment exists, the amount of such impairment is calculated based on the estimated fair value of the assets.

Separate Accounts

The separate account assets and liabilities reported in the accompanying balance sheets represent funds that are separately administered for the benefit of contract holders who bear the investment risk. The separate account assets are carried at fair value, and separate account liabilities are carried at an equivalent value. Revenues and expenses related to separate account assets and liabilities, to the extent of benefits paid or provided to the separate account contract holders, are excluded from the amounts reported in the statements of operations. Investment income and gains or losses arising from separate accounts accrue directly to the contract holders and, therefore, are not included in investment income in the accompanying statements of operations. Revenues to the Company from the separate accounts consist principally of contract maintenance charges, administrative fees, and mortality and expense risk charges.

11

First Security Benefit Life Insurance
and Annuity Company of New York
(An Indirect Wholly Owned Subsidiary of
Guggenheim SBC Holdings, LLC)

Notes to Financial Statements (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

Policy Reserves and Annuity Account Values

Liabilities for future policy benefits for deferred annuity products represent contract values accumulated at interest without reduction for potential surrender charges. Interest on accumulated contract values is credited to contracts as earned. Crediting rates ranged from 1.5% to 4.35% during 2010, 2.0% to 5.0% during 2009, and 2.0% to 5.65% during 2008.

Deferred Income Taxes

Deferred income tax assets and liabilities are determined based on differences between the financial reporting and income tax bases of assets and liabilities and are measured using the enacted tax rates and laws. Deferred income tax expense or benefit, reflected in the Company’s statements of operations as a component of income tax expense, is based on the changes in deferred income tax assets or liabilities from period to period (excluding unrealized capital gains and losses on securities available for sale). Deferred income tax assets are subject to ongoing evaluation of whether such assets will be realized. The ultimate realization of deferred income tax assets depends on generating future taxable income during the periods in which temporary differences become deductible. The Company records a valuation allowance to reduce its deferred income tax assets when there is uncertainty regarding the ability to realize the benefit.

Recognition of Revenues

Revenues from deferred annuities consist of policy charges for the mortality and expense risk charge, policy administration charges, and surrender charges assessed against contract holder account balances during the period and are recognized as earned.

Statutory Financial Information

The Company’s statutory-basis financial statements are presented on the basis of accounting practices prescribed or permitted by the New York Insurance Department (the Department). The Department has adopted the National Association of Insurance Commissioners’ (NAIC) statutory accounting practices as the basis of its statutory accounting practices.

12

First Security Benefit Life Insurance
and Annuity Company of New York
(An Indirect Wholly Owned Subsidiary of
Guggenheim SBC Holdings, LLC)

Notes to Financial Statements (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

In addition, the Commissioner of the New York Insurance Department has the right to permit other specific practices that may deviate from prescribed practices. “Permitted” statutory accounting practices encompass all accounting practices that are not prescribed; such practices may differ from state to state, may differ from company to company within a state, and may change in the future. The Company has no permitted practices.

Under the laws of the state of New York, the Company is required to maintain minimum statutory-basis capital and surplus of $6,000,000. Of this amount, $4,000,000, which is the Company’s minimum surplus to policyholders, must be invested in specific types of investments in accordance with New York law.

Statutory capital and surplus of the insurance operations was $11,641,000 and $10,708,000 at December 31, 2010 and 2009, respectively. Statutory net income (loss) of the insurance operations was $934,000, $819,000, and $(1,371,000) for the years ended December 31, 2010, 2009, and 2008, respectively.

The payment of dividends by the Company to its stockholder is limited and can only be made from earned profits unless prior approval is received from the New York Insurance Commissioner. The maximum amount of dividends that may be paid by life insurance companies without prior approval of the New York Insurance Commissioner is also subject to restrictions relating to the statutory surplus and net gain from operations. In 2011, the Company is allowed to pay dividends of $964,000 without prior approval of the New York Insurance Commissioner.

Reclassifications

Certain amounts appearing in the prior years’ financial statements have been reclassified to conform to the current year’s presentation.

13

First Security Benefit Life Insurance
and Annuity Company of New York
(An Indirect Wholly Owned Subsidiary of
Guggenheim SBC Holdings, LLC)

Notes to Financial Statements (continued)

2. Investments

Information as to the amortized cost, gross unrealized gains and losses, and fair values of the Company’s portfolio of bonds available for sale at December 31, 2010 and 2009, is as follows:

	December 31, 2010 (Successor)
		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value
	(In Thousands)
U.S. Treasury securities and obligations of U.S. government corporations and agencies	$1,146	$–	$–	$1,146
Obligations of government-sponsored enterprises	10,792	5	(67)	10,730
Total bonds	$11,938	$5	$(67)	$11,876

	December 31, 2009 (Predecessor)
		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value
	(In Thousands)
U.S. Treasury securities and obligations of U.S. government corporations and agencies	$1,081	$50	$–	$1,131
Obligations of government-sponsored enterprises	9,553	434	–	9,987
Total bonds	$10,634	$484	$–	$11,118

At December 31, 2010, the Company had 22 securities in an unrealized loss position. Unrealized losses on these securities were approximately $67,000 with a related fair value of $8,862,000. The Company’s portfolio consists entirely of investment grade (rated AAA) fixed maturity securities with an average price of $106. At December 31, 2009, the Company had no securities in an unrealized loss position.

14

First Security Benefit Life Insurance
and Annuity Company of New York
(An Indirect Wholly Owned Subsidiary of
Guggenheim SBC Holdings, LLC)

Notes to Financial Statements (continued)

2. Investments (continued)

The amortized cost and fair value of bonds available for sale at December 31, 2010 (successor), by contractual maturity, are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without penalties.

	Amortized	Fair
	Cost	Value
	(In Thousands)

Due after one year through five years	$1,146	$1,146
Obligations of government-sponsored enterprises	10,792	10,730
	$11,938	$11,876

The Company closely monitors those securities where impairment concerns may exist. The Company considers relevant facts and circumstances in evaluating whether the impairment of a security is other than temporary. Relevant facts and circumstances considered include (1) the length of time the fair value has been below cost; (2) the financial position and access to capital of the issuer, including the current and future impact of any specific events; (3) for fixed maturity securities, the Company’s intent to sell a security or whether it is more likely than not the Company will be required to sell the security before the recovery of its amortized cost basis, and in the case of equity securities, the Company’s ability and intent to hold the security to maturity or until it recovers in value; and (4) in the evaluation of the potential impairment of asset-backed securities, several factors are taken into account, including cash flow, collateral sufficiency, liquidity, and economic conditions. For debt securities that the Company does not expect to recover the amortized cost basis, does not plan to sell, and it is not more likely than not that the Company would be required to sell the security before recovery of the amortized cost basis, then the other-than-temporary impairment is bifurcated. The credit portion of the loss is recognized in net income, and the non-credit portion is recognized in other comprehensive income.

At December 31, 2010, bonds available for sale with a fair value of $613,000 were held in joint custody with the New York Insurance Department to comply with statutory regulations.

15

First Security Benefit Life Insurance
and Annuity Company of New York
(An Indirect Wholly Owned Subsidiary of
Guggenheim SBC Holdings, LLC)

Notes to Financial Statements (continued)

2. Investments (continued)

Major categories of net investment income are summarized as follows:

	July 31, 2010	January 1,
	2010	2010
	Through	Through	Year Ended	Year Ended
	December 31,	July 30,	December 31,	December 31,
	2010	2010	2009	2008
	Successor	Predecessor	Predecessor	Predecessor
	(In Thousands)

Interest on bonds	$104	$335	$606	$590
Other	9	9	24	20
Net investment income	$113	$344	$630	$610

Proceeds from the sale of bonds available for sale and realized gains and losses on bonds are as follows:

	July 31, 2010	January 1,
	2010	2010
	Through	Through	Year Ended	Year Ended
	December 31,	July 30,	December 31,	December 31,
	2010	2010	2009	2008
	Successor	Predecessor	Predecessor	Predecessor
	(In Thousands)

Proceeds from sales	$–	$500	$–	$450
Gross realized gains	–	–	–	–
Gross realized losses	–	–	–	–

16

First Security Benefit Life Insurance
and Annuity Company of New York
(An Indirect Wholly Owned Subsidiary of
Guggenheim SBC Holdings, LLC)

Notes to Financial Statements (continued)

3. Deferred Policy Acquisition Costs

An analysis of the deferred policy acquisition costs asset balance is presented below:

	July 31,	January 1,
	2010	2010	Year
	Through	Through	Ended
	December 31,	July 30,	December 31,
	2010	2010	2009
	Successor	Predecessor	Predecessor
	(In Thousands)

Balance at beginning of period	$–	$5,986	$5,823
Cost deferred during the period	39	239	902
Imputed interest	1	–	–
Amortized to expense during the period	(2)	(585)	(712)
Effect of unrealized losses (gains)	–	(225)	(27)
Balance at end of period	$38	$5,415	$5,986

17

First Security Benefit Life Insurance
and Annuity Company of New York
(An Indirect Wholly Owned Subsidiary of
Guggenheim SBC Holdings, LLC)

Notes to Financial Statements (continued)

4. Deferred Sales Inducements

An analysis of the deferred sales inducement costs asset balance is presented below:

	January 1,
	2010	Year
	Through	Ended
	July 30,	December 31,
	2010	2009
	Predecessor	Predecessor
	(In Thousands)

Balance at beginning of period	$4,517	$4,214
Cost deferred during the period	81	420
Amortized to expense during the period	(589)	(117)
Balance at end of period	$4,009	$4,517

There were no deferred sales inducements capitalized during the period July 31, 2010 through December 31, 2010.

18

First Security Benefit Life Insurance
and Annuity Company of New York
(An Indirect Wholly Owned Subsidiary of
Guggenheim SBC Holdings, LLC)

Notes to Financial Statements (continued)

5. Value of Business Acquired

As a result of the Transaction entered into during 2010 (see Note 1), the Company recorded VOBA that is being amortized in a similar manner to the deferred policy acquisition costs. An analysis of VOBA and associated amortization is presented below:

July 31, 2010
Through
December 31,
2010
Successor
(In Thousands)

Balance at beginning of period	$ −
Value of business acquired recognized during the period	6,319
Imputed interest for period	159
Amortized to expense during the period	(442)
Effect of unrealized loss	8
Balance at end of period	$6,044

The weighted average amortization period is 23 years for VOBA.

The expected future amortization schedule for the next five years based on current assumptions is expected to be as follows (in thousands):

2011	$745
2012	700
2013	601
2014	501
2015	402

19

First Security Benefit Life Insurance
and Annuity Company of New York
(An Indirect Wholly Owned Subsidiary of
Guggenheim SBC Holdings, LLC)

Notes to Financial Statements (continued)

6. Other Comprehensive Income (Loss)

The components of other comprehensive income (loss) are as follows:

Unrealized Gains (Losses) on Available- for-Sale Securities
(In Thousands)
Predecessor
Accumulated other comprehensive income at January 1, 2008	$56
Other comprehensive loss:
Unrealized gains on available-for-sale securities	306
Effect on deferred policy acquisition costs	(322)
Change in deferred income taxes	7
Total other comprehensive loss	(9)
Accumulated other comprehensive income at December 31, 2008	47
Other comprehensive income:
Unrealized gains on available-for-sale securities	90
Effect on deferred policy acquisition costs	(27)
Change in deferred income taxes	(25)
Total other comprehensive income	38
Accumulated other comprehensive income at December 31, 2009	85
Other comprehensive income:
Unrealized gains on available-for-sale securities	311
Effect on deferred policy acquisition costs	(225)
Change in deferred income taxes	(34)
Total other comprehensive income	52
Accumulated other comprehensive income at July 30, 2010	$137

Successor
Other comprehensive loss:
Unrealized loss on available-for-sale securities	$(62)
Effect on VOBA	8
Change in deferred income taxes	21
Total other comprehensive loss	(33)
Accumulated other comprehensive loss at December 31, 2010	$(33)

20

First Security Benefit Life Insurance
and Annuity Company of New York
(An Indirect Wholly Owned Subsidiary of
Guggenheim SBC Holdings, LLC)

Notes to Financial Statements (continued)

7. Income Taxes

For the period from July 31, 2010 through December 31, 2010, the Company filed separate federal and state income tax returns. For the periods July 30, 2010 and prior, the Company filed consolidated life/nonlife federal and state income tax returns with SBMHC and its subsidiaries. Income taxes were allocated to the Company as if it filed a separate return. With few exceptions, the Company is no longer subject to U.S. federal and state examinations by tax authorities for years before 2003. The Internal Revenue Service (IRS) is not currently examining any of SBMHC’s federal tax returns. The provision for income taxes includes current federal and state income tax expense or benefit and deferred income tax expense or benefit due to temporary differences between the financial reporting and income tax bases of assets and liabilities. Such deferred income taxes relate principally to reserves, deferred policy acquisition costs, deferred sales inducement costs, and unrealized capital gains and losses on bonds available for sale.

The Company recognizes interest and penalties related to the unrecognized tax benefits in interest expense as a component of other operating expense. At December 31, 2010 and 2009, the Company has no unrecognized tax benefits.

Income tax expense consists of the following:

	July 31,	January 1,
	2010	2010
	Through	Through	Year Ended	Year Ended
	December 31,	July 30,	December 31,	December 31,
	2010	2010	2009	2008
	Successor	Predecessor	Predecessor	Predecessor
	(In Thousands)

Current tax expense (benefit)	$149	$25	$990	$(1,126)
Deferred tax expense (benefit)	71	80	(591)	1,172
Income tax expense	$220	$105	$399	$46

The provision for income taxes differs from the amount computed at the statutory federal income tax rate due primarily to the dividends received deduction (DRD), state income taxes, and fair market value adjustments as of the date of the transaction.

21

First Security Benefit Life Insurance
and Annuity Company of New York
(An Indirect Wholly Owned Subsidiary of
Guggenheim SBC Holdings, LLC)

Notes to Financial Statements (continued)

7. Income Taxes (continued)

Deferred income taxes consist of the following:

	December 31
	2010	2009
	Successor	Predecessor
	(In Thousands)
Deferred income tax assets:
Future policy benefits	$2,743	$2,535
Deferred policy acquisition costs	352	–
Net operating loss	–	267
Net unrealized capital loss on investments	25	–
Other	4	4
Total deferred income tax assets	3,124	2,806

Deferred income tax liabilities:
Deferred policy acquisition costs	–	3,733
Value of business acquired	2,394	–
Deferred gain on investments	265	192
Other	30	10
Total deferred income tax assets	2,689	3,935
Net deferred income tax asset (liability)	$435	$(1,129)

In connection with the Transaction, the tax basis of all assets and liabilities were retained from the predecessor to the successor, subject to certain limitations.

The Company assesses the available positive and negative evidence surrounding the recoverability of the deferred income tax assets and applies its judgment in estimating the amount of valuation allowance necessary under the circumstances. The Company did not have a valuation allowance as of December 31, 2010 and 2009.

Included in the deferred income tax assets at December 31, 2009, is a net operating loss (NOL) of $267,000 that is available to offset future income. The NOL was fully utilized as of December 31, 2010.

22

First Security Benefit Life Insurance
and Annuity Company of New York
(An Indirect Wholly Owned Subsidiary of
Guggenheim SBC Holdings, LLC)

Notes to Financial Statements (continued)

8. Business Combinations

On July 30, 2010, GSBCH acquired all of the outstanding capital stock of SBC (see Note 1). The aggregate purchase price of SBC was $404 million of which $20 million was paid to eligible members of SBMHC and the remaining amounts represented cash contributed by GSBCH to SBC.

The following table summarizes the allocation of purchase price of SBC to the Company, which was generally based upon the estimated fair values of the Company’s assets acquired and liabilities assumed at the date of acquisition (in thousands):

Investments	$13,773
Cash and cash equivalents	4,219
Intangible assets not subject to amortization:
Business licenses	50
Intangible assets subject to amortization:
VOBA	6,319
Other assets	1,795
Separate account assets	155,695
Total assets	181,851

Policy reserves and annuity account values	12,460
Other liabilities	2,149
Separate account liabilities	155,695
Net assets acquired	$11,547

The accounting for the Transaction has not been finalized. In connection with ASC Topic 805, the Company has a one-year measurement period to adjust to the new basis.

9. Intangible Assets

As a result of the Transaction, the Company recorded an indefinite life intangible asset of $50,000 related to the Company’s business license. The Company did not have any goodwill or intangibles for the period from January 1, 2010 through July 30, 2010, and years ended December 31, 2009 and 2008.

23

First Security Benefit Life Insurance
and Annuity Company of New York
(An Indirect Wholly Owned Subsidiary of
Guggenheim SBC Holdings, LLC)

Notes to Financial Statements (continued)

10. Related-Party Transactions

During the periods from July 31, 2010 through December 31, 2010, and January 1, 2010 through July 30, 2010, the Company paid $76,000 and $109,000, respectively, to affiliates for providing management, investment, and administrative services. During the years ended December 31, 2009 and 2008, the Company paid $174,000 and $154,000, respectively. These expenses are included in commissions and other operating expenses in the statements of operations.

During the periods from July 31, 2010 through December 31, 2010, and January 1, 2010 through July 30, 2010, the Company received $123,000 and $197,000, respectively, from affiliates for revenue sharing fees. During the years ended December 31, 2009 and 2008, the Company received $326,000 and $376,000, respectively. These revenues are included in asset-based fees in the statements of operations.

The Company had a payable to its affiliates of $23,000 as of December 31, 2010, and a receivable from its affiliates of $727,000 as of December 21, 2009.

11. Condensed Fair Value Information

In accordance with FASB ASC Topic 820, the Company groups its financial assets and liabilities measured at fair value in three levels based on the inputs and assumptions used to determine the fair value. These levels are as follows:

Level 1 – Valuations are based on unadjusted quoted prices for identical instruments traded in active markets. Level 1 assets include cash equivalents and separate account assets.

Level 2 – Valuations are based upon quoted prices for similar instruments in active markets, quoted prices for instruments in markets that are not active, and model-based valuation techniques for which significant assumptions are observable in the market. Level 2 assets include U.S. Treasury securities and other obligations of government sponsored enterprises.

24

First Security Benefit Life Insurance
and Annuity Company of New York
(An Indirect Wholly Owned Subsidiary of
Guggenheim SBC Holdings, LLC)

Notes to Financial Statements (continued)

11. Condensed Fair Value Information (continued)

Level 3 – Valuations are generated from techniques that use significant assumptions not observable in the market. These unobservable assumptions reflect the Company’s assumptions that market participants would use in pricing the asset or liability. Valuation techniques include the use of option pricing models, discounted cash flow models, spread-based models, and similar techniques using the best information available in the circumstances. The Company did not have any Level 3 assets.

Assets measured at fair value on a recurring basis as of December 31:

	December 31, 2010 (Successor)
		Fair Value Hierarchy Level
	Fair Value	Level 1	Level 2	Level 3
	(In Thousands)

Cash equivalents	$6,436	$6,436	$–	$–
U.S. Treasury securities and obligations of U.S. government corporations and agencies	1,146	–	1,146	–
Obligation of government-sponsored enterprises	10,730	–	10,730	–
Separate account assets	162,890	162,890	–	–
Total assets	$181,202	$169,326	$11,876	$–

25

First Security Benefit Life Insurance
and Annuity Company of New York
(An Indirect Wholly Owned Subsidiary of
Guggenheim SBC Holdings, LLC)

Notes to Financial Statements (continued)

11. Condensed Fair Value Information (continued)

	December 31, 2009 (Predecessor)
		Fair Value Hierarchy Level
	Fair Value	Level 1	Level 2	Level 3
	(In Thousands)

Cash equivalents	$4,152	$4,152	$–	$–
U.S. Treasury securities and obligations of U.S. government corporations and agencies	1,131	–	1,131	–
Obligation of government-sponsored enterprises	9,987	–	9,987	–
Separate account assets	164,151	164,151	–	–
Total assets	$179,421	$168,303	$11,118	$–

The changes for all Level 3 assets measured at fair value on a recurring basis using significant unobservable inputs for the year ended December 31, 2009, are as follows:

Obligation of Government-Sponsored Entities
(In Thousands)

Fair value beginning balance	$720
Total realized/unrealized gains and losses included in other comprehensive income	–
Purchases, issuances, sales, and settlements	–
Transfers out of Level 3	(720)
Fair value ending balance	$–

26

First Security Benefit Life Insurance
and Annuity Company of New York
(An Indirect Wholly Owned Subsidiary of
Guggenheim SBC Holdings, LLC)

Notes to Financial Statements (continued)

11. Condensed Fair Value Information (continued)

The Company did not have any transfers into or out of Level 3 for the periods July 31, 2010 through December 31, 2010, and January 1, 2010 through July 30, 2010. For the year ended December 31, 2009, the Company had one transfer out of Level 3. The asset transferred out of Level 3 during 2009 is one for which the Company was able to obtain pricing from a recognized third-party pricing vendor. The Company did not have any transfers into or out of Level 1 and 2 for the periods July 31, 2010 through December 31, 2010, and January 1, 2010 through July 30, 2010.

The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments:

Cash equivalents – The carrying amounts reported in the balance sheets for these instruments approximate their fair values.

Investment securities – Fair values for bonds are based on quoted market prices, if available. For bonds not actively traded, fair values are estimated using values obtained from independent pricing services, from applicable market indices, or by discounting expected future cash flows using a current market rate applicable to the yield, credit quality, and maturity of the investments.

Policy loans – Fair values for policy loans are estimated using discounted cash flow analyses based on market interest rates for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations.

Investment-type insurance contracts – The fair values of the Company’s reserves and liabilities for investment-type insurance contracts are estimated using discounted cash flow analyses based on risk-free rates, nonperformance risk, and a risk margin. Investment-type insurance contracts include insurance, annuity, and other policy contracts that do not involve significant mortality or morbidity risk and are only a portion of the policyholder liabilities appearing in the balance sheets. Insurance contracts include insurance, annuity, and other policy contracts that involve significant mortality or morbidity risk. The fair values for insurance contracts, other than investment-type contracts, are not required to be disclosed.

27

First Security Benefit Life Insurance
and Annuity Company of New York
(An Indirect Wholly Owned Subsidiary of
Guggenheim SBC Holdings, LLC)

Notes to Financial Statements (continued)

11. Condensed Fair Value Information (continued)

Separate account assets and liabilities – The assets held in the separate account consist of actively traded mutual funds that have daily quoted net asset values and are carried at quoted market values or, where quoted market values are not available, at fair market values as determined by the investment manager. The carrying amounts for separate account assets and liabilities reported in the balance sheets approximate their fair values.

ASC Topic 825, Disclosures About Fair Value of Financial Instruments, requires disclosures of fair value information about financial instruments, whether recognized or not recognized in a company’s balance sheet, for which it is practicable to estimate that value.

ASC Topic 825 excludes certain insurance liabilities and other nonfinancial instruments from its disclosure requirements. However, the liabilities under all insurance contracts are taken into consideration in the Company’s overall management of interest rate risk that minimizes exposure to changing interest rates through the matching of investment maturities with amounts due under insurance contracts. The fair value amounts presented herein do not include an amount for the value associated with customer or agent relationships, the expected interest margin (interest earnings in excess of interest credited) to be earned in the future on investment-type products, or other intangible items. Accordingly, the aggregate fair value amounts presented herein do not necessarily represent the underlying value of the Company; likewise, care should be exercised in deriving conclusions about the Company’s business or financial condition based on the fair value information presented herein.

	December 31, 2010 Successor		December 31, 2009 Predecessor
	Carrying	Fair	Carrying	Fair
	Amount	Value	Amount	Value
	(In Thousands)

Cash and cash equivalents	$6,561	$6,561	$4,246	$4,246
Bonds (Note 2)	11,876	11,876	11,118	11,118
Policy loans	125	125	157	158
Separate account assets	162,890	162,890	164,151	164,151
Individual and group annuities	(13,120)	(10,325)	(11,108)	(9,291)
Separate account liabilities	(162,890)	(162,890)	(164,151)	(164,151)

28

First Security Benefit Life Insurance
and Annuity Company of New York
(An Indirect Wholly Owned Subsidiary of
Guggenheim SBC Holdings, LLC)

Notes to Financial Statements (continued)

12. Reinsurance

Principal reinsurance ceded transactions are summarized as follows, with the balances resulting from the 2004 and 1995 transfers of the Company’s life insurance business to an affiliate:

	July 31,	January 1,
	2010	2010
	Through	Through	Year Ended	Year Ended
	December 31,	July 30,	December 31,	December 31,
	2010	2010	2009	2008
	Successor	Predecessor	Predecessor	Predecessor
	(In Thousands)
Reinsurance ceded:
Premiums paid	$130	$91	$229	$152
Claim recoveries	$6	$2	$2	$16
Surrenders recovered	$–	$–	$1	$–

All of the individual life insurance, as well as the living benefit riders of the Company, are reinsured 100% with Security Benefit Life Insurance Company (SBL), a stock life insurance company, which is an indirect wholly owned subsidiary of GSBCH (and prior to that, SBMHC). In the accompanying financial statements, premiums, benefits, and settlement expenses are reported net of reinsurance ceded; policy liabilities and accruals are reported gross of reinsurance ceded. Reinsurance premiums and benefits are accounted for on bases consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts. The Company remains liable to policyholders if its reinsurer is unable to meet its contractual obligations under the applicable reinsurance agreement. The Company evaluates the financial condition of its reinsurer to minimize its exposure to credit risk and losses from reinsurance insolvencies. At December 31, 2010 and 2009, the Company had established receivables totaling $1,116,000 and $1,247,000, respectively, for reserve credits, reinsurance claims, and other receivables from its reinsurer. Life insurance in force ceded at December 31, 2010 and 2009, was $199,000 and $205,000, respectively.

29

First Security Benefit Life Insurance
and Annuity Company of New York
(An Indirect Wholly Owned Subsidiary of
Guggenheim SBC Holdings, LLC)

Notes to Financial Statements (continued)

13. Variable Annuity Contracts

The Company offers variable annuity contracts for which investment income and gains and losses on separate account investments accrue directly to, and the investment risk is borne by, the contract holder. Associated with these variable annuity contracts, the Company provides guarantees for the benefit of annuity contract holder. The primary guarantees provided to annuity contract holders are the guaranteed minimum death benefit (GMDB), the guaranteed minimum withdrawal benefit (GMWB), and guaranteed minimum income benefit (GMIB).

The GMDB provides a specific minimum return upon death. The Company offers two primary GMDB types:

•	Return of Premium Death Benefit provides the greater of account value or total deposits to the contract less any reductions due to partial withdrawals.

•
Step-Up Death Benefit provides the greater of a return of premium death benefit or the largest account value on a specified policy anniversary that occurs prior to a specified age adjusted for withdrawals. Currently, the Company offers products where the specified policy anniversary is either annual or five-year. For most contracts, the GMDB locks in at an age specified in the contract (this age varies by product).

The following is a summary of the account values and net amount at risk, net of reinsurance, for variable annuity contracts with GMDB invested in both general and separate accounts:

	December 31
	2010 (Successor)			2009 (Predecessor)
	Account Value	Net Amount at Risk	Weighted-Average Attained Age	Account Value	Net Amount at Risk	Weighted- Average Attained Age
	(Dollars in Thousands)

Return of premium	$91,847	$1,871	64	$94,681	$5,127	63
Step-up	73,407	4,539	65	72,683	8,821	65
Total GMDB	$165,254	$6,410	64	$167,364	$13,948	64

30

First Security Benefit Life Insurance
and Annuity Company of New York
(An Indirect Wholly Owned Subsidiary of
Guggenheim SBC Holdings, LLC)

Notes to Financial Statements (continued)

13. Variable Annuity Contracts (continued)

The liability for GMDBs on variable annuity contracts reflected in the general account as of December 31, 2010 and 2009, was $1,584,000 and $399,000, respectively. The liability is included in the policy reserves and annuity account values in the balance sheets. The GMWB and GMIB liabilities are 100% reinsured to SBL, so no net liabilities for these benefits are reflected in the general account as of December 31, 2010 and 2009.

The Company’s GMDB and GMIB reserves, accounted for pursuant to ASU 944, Financial Services – Insurance, are equal to the current benefit ratio multiplied by the cumulative assessments less cumulative excess death benefit payments plus accrued interest. The current benefit ratio is equal to the present value of actual and expected excess payments divided by the present value of actual and expected assessments. Separate benefit ratios are maintained from GMDB and GMIB.

The Company recalculates its GMDB, GMWB, and GMIB reserves at each reporting date, and the resulting change in liability is recognized in the statements of operations as benefit expense. The Company regularly reviews the assumptions used in the GMDB, GMWB, and GMIB reserve calculations and adjusts the assumptions as actual experience or other evidence suggests that earlier assumptions should be unlocked. The Company’s ASU 944 reserve calculation uses the same assumptions as those used in its deferred policy acquisition cost model.

The following assumptions were used to determine the GMDB and GMIB reserves as of December 31, 2010:

•	Data used was based on a combination of historical numbers and future projections involving 500 stochastic scenarios.

•	Mean long-term gross blended separate account growth rate of 8.5%.

•	Long-term equity volatility of 18%.

•	Long-term bond volatility of 5%.

•	Mortality is 100% of Annuity 2000 table.

31

First Security Benefit Life Insurance
and Annuity Company of New York
(An Indirect Wholly Owned Subsidiary of
Guggenheim SBC Holdings, LLC)

Notes to Financial Statements (continued)

13. Variable Annuity Contracts (continued)

•	Asset fees are equal to fund management fees and product loads (varies by product).

•	Discount rate is equivalent to the credited rate (varies by product).

•	Lapse rates vary by product and duration.

The following assumptions were used to determine the GMWB reserves classified under ASC Topic 820 as of December 31, 2010:

•	Data used was based on current market conditions and projections involving 1,000 risk-neutral stochastic scenarios.

•	Mortality is 100% of Annuity 2000 table.

•	Asset fees are equal to fund management fees and product loads (varies by product).

•	Current volatility surface (3 months to 5 years) of 18% graded to 24% at year 5, graded to 19% at year 30, and graded to the long-term average of 18% at end of projection year 60.

•	Discount rate used is the current swap curve plus an option-adjusted spread from the Merrill Lynch corporate insurance bond index with similar financial strength ratings.

•	Policyholder lapse rates are set to 95% of the assumed base lapses.

14. Lease Commitments

The Company has aggregate future lease commitments at December 31, 2010, of $10,000 for noncancelable operating leases in 2011 and no amounts for the years thereafter. During the periods from July 31, 2010 through December 31, 2010, and January 1, 2010 through July 30, 2010, the Company paid $12,000 and $17,000, respectively, for office rent expense. During the years ended December 31, 2009 and 2008, the Company paid $29,000 and $27,000, respectively. This expense is included in commissions and other operating expenses in the statements of operations.

32

First Security Benefit Life Insurance
and Annuity Company of New York
(An Indirect Wholly Owned Subsidiary of
Guggenheim SBC Holdings, LLC)

Notes to Financial Statements (continued)

15. Commitments and Contingencies

In the ordinary course of business, the Company is in discussions with its regulators about matters raised during regulatory examinations or otherwise subject to their inquiry. These matters could result in censures, fines, or other sanctions. Management believes the outcome of any resulting actions will not be material to the Company’s results of operations or financial condition. However, the Company is unable to predict the outcome of these matters.

Various legal proceedings and other matters have arisen in the ordinary course of the Company’s business. Management is of the opinion that the Company has substantial defenses with respect to these matters, and the Company’s ultimate liability, if any, resulting from such matters will not be material to its results of operations or its financial condition.

16. Subsequent Events

Subsequent events have been evaluated through April 14, 2011, which is the date the financial statements were issued. The Company has evaluated the impact of the events that have occurred subsequent to December 31, 2010. Based on this evaluation, the Company has determined that no events have occurred that were required to be recognized or disclosed in the financial statements.

33

PART C
OTHER INFORMATION

Item 24.     Financial Statements and Exhibits

(a)	Financial Statements

The following financial statements are included in Part B of this Registration Statement: (1) the audited financial statements of First Security Benefit Life Insurance and Annuity Company of New York at December 31, 2010 and 2009, and for each of the three years in the period ended December 31, 2010; and (2) the audited financial statements of Variable Annuity Account B – SecureDesigns Variable Annuity at December 31, 2010, and for each of the specified periods ended December 31, 2010 and 2009.

(b)	Exhibits

	(1)	Certified Resolution of the Board of Directors of First Security Benefit Life Insurance and Annuity Company of New York authorizing establishment of the Separate Account(e)
	(2)	Not Applicable
	(3)	(a)	Distribution Agreement(c)
(i) Amendments Nos. 1 and 2(p)
		(b)	Marketing Organization Agreement(e)
(i) Amendment to Marketing Organization Agreement – Anti-Money Laundering Requirement(p)
		(c)	Commission Schedule(j)
		(d)	Third Party Sales Agreement(i)
	(4)	(a)	Individual Contract (Form FSB236 1-05)(f)
		(b)	Individual Contract – Unisex (Form FSB236 1-05U)(f)
		(c)	Alternate Withdrawal Charge Rider (Form FSB223 5-04)(e)
		(d)	IRA Endorsement (Form FSB203 5-04)(e)
		(e)	Roth IRA Endorsement (Form FSB206 5-04)(e)
		(f)	Guaranteed Minimum Income Benefit Rider (Form FSB240 5-04)(e)
		(g)	Guaranteed Minimum Withdrawal Benefit Rider (Form FSB241 5-04)(e)
		(h)	Annual Stepped Up Death Benefit Rider (Form FSB21810-01)(b)
		(i)	Credit Enhancement Rider (Form FSB222 7-02)(c)
		(j)	Asset Allocation Rider (Form FSB225 10-01)(b)
		(k)	Dollar Cost Averaging Rider (Form FSB226 10-01)(b)
		(l)	Bonus Credit Endorsement (Form FSB238 7-02)(d)
		(m)	Disability Rider (Form FSB220 10-01)(b)
		(n)	Tax Sheltered Annuity Endorsement (Form FSB202 R2-97)(a)
		(o)	Loan Endorsement (Form FSB221 10-01)(e)
	(5)	(a)	Individual Application (Form FSB237 (2-08))(r)
		(b)	Application Supplement (Form FSB237 SUPP A (2-08))(r)
		(c)	Application Supplement (Form FSB237 SUPP B (2-08))(r)

	(d)	Individual Application (Form FSB237 (2-10))(u)
(6)	(a)	Declaration and Certificate of Incorporation of First Security Benefit Life Insurance and Annuity Company of New York(h)
	(b)	Bylaws of First Security Benefit Life Insurance and Annuity Company of New York(h)
(i) Amended & Restated Article IX of First Security Benefit Life Insurance and Annuity Company of New York’s Bylaws(q)
(7)	Automatic Reinsurance Agreement(i)
(8)	(a)	Participation Agreement – AIM(i)
(i) Amendments Nos. 1 and 2 to Participation Agreement(i)
(ii) Amendments No. 3 to Participation Agreement(k)
	(b)	Participation Agreement – American Century(s)
	(c)	Participation Agreement – Dreyfus(f)
(i) Amendments No. 1 Participation Agreement(k)
	(d)	Participation Agreement – Legg Mason
	(e)	Participation Agreement – MFS(s)
	(f)	Participation Agreement – Neuberger Berman(i)
(i) Amendments Nos. 1 and 2 to Participation Agreement(i)
	(g)	Participation Agreement – Oppenheimer(s)
	(h)	Participation Agreement – PIMCO(f)
(i) Amendments No. 1 to Participation Agreement(f)
(ii) Amendments Nos. 2 and 3 to Participation Agreement(k)
	(i)	Participation Agreement – Royce Capital Fund(r)
	(j)	Participation Agreement – Rydex(u)
	(k)	Participation Agreement – Van Kampen LIT(j)
	(l)	Participation Agreement – Van Kampen UIF (Morgan Stanley)(j)
	(m)	Information Sharing Agreement – AIM(m)
	(n)	Information Sharing Agreement – American Century(m)
	(o)	Information Sharing Agreement – Dreyfus(m)
	(p)	Information Sharing Agreement – Janus(n)
	(q)	Information Sharing Agreement – Legg Mason(r)
	(r)	Information Sharing Agreement – MFS(m)
	(s)	Information Sharing Agreement – Neuberger Berman(m)
	(t)	Information Sharing Agreement – Oppenheimer(m)
	(u)	Information Sharing Agreement – PIMCO(m)
	(v)	Information Sharing Agreement – Royce(m)
	(w)	Information Sharing Agreement – Rydex(m)
	(x)	Information Sharing Agreement – FSBL(n)
	(y)	Information Sharing Agreement – Van Kampen(m)
	(z)	Participation Agreement – Janus Aspen(q)
	(aa)	Participation Agreement – Franklin/Templeton Distributors, Inc.(s)
	(ab)	Participation Agreement – Northern Lights(q)
	(ac)	Information Sharing Agreement – Franklin/Templeton Distributors, Inc.(r)
(9)	Opinion of Counsel(f)
(10)	Consent of Independent Registered Public Accounting Firm
(11)	Not Applicable
(12)	Not Applicable

(13)	(a)	Powers of Attorney of Howard R. Fricke, John F. Frye, John F. Guyot, Michael P. Kiley, James F. Mullery, Douglas G. Wolff, Wayne S. Diviney, Stephen R. Herbert and Katherine P. White(t)
	(b)	Power of Attorney of Stephen A. Crane(s)

(a)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 33-83240 (filed April 30, 1998).

(b)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-89236 (filed May 28, 2002).

(c)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-89236 (filed July 19, 2002).

(d)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-89236 (filed February 28, 2003).

(e)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-118136 (filed August 11, 2004).

(f)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-120600 (filed November 18, 2004).

(g)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-120600 (filed April 29, 2005).

(h)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 033-83240 (filed April 28, 2006).

(i)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-89236 (filed April 28, 2006).

(j)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-120600 (filed April 28, 2006).

(k)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-142084 (filed April 13, 2007).

(l)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-89236 (filed April 27, 2007).

(m)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 033-85592 (filed April 27, 2007).

(n)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-120600 (filed April 27, 2007).

(o)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-118136 (filed April 28, 2008).

(p)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-142084 (filed April 13, 2007).

(q)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-120600 (filed April 28, 2008).

(r)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-120600 (filed April 30, 2009).

(s)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-142084 (filed April 15, 2011).

(t)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-142084 (filed January 10, 2011).

(u)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-120600 (filed April 30, 2011).

Item 25.      Directors and Officers of the Depositor

Name and Principal Business Address	Positions and Offices with Depositor

Howard R. Fricke*	Chairman of the Board, CEO, President, and Director

Peggy S. Avey 800 Westchester Ave., Suite 641 N Rye Brook, New York 10573	Assistant Vice President, Chief Administrative Officer, and Assistant Secretary

Douglass G. Wolff*	Vice President and Director

James F. Mullery*	Vice President and Director

John F. Guyot*	Vice President, General Counsel, Secretary, and Director

John F. Frye*	Vice President and Chief Financial Officer, Treasurer and Director

Michael P. Kiley*	Director

Roger S. Offermann*	Vice President and Lead Actuary

Chris Swickard*	Associate General Counsel

Wayne S. Diviney 9496 Bay Front Drive Norfolk, VA 23518	Director

Stephen A. Crane 480 Park Avenue New York, NY 10022	Director

Stephen R. Herbert 1100 Summer Street Stamford, CT 06905	Director

Katherine P. White 1035 5th Avenue, Apt. 14D New York, NY 10028	Director

Jeanne R. Slusher*	Assistant Vice President and Auditor

Amy J. Lee*	Associate General Counsel

Carmen R. Hill*	Chief Compliance Officer

           * Located at One Security Benefit Place, Topeka, Kansas 66636.

Item 26.      Persons Controlled by or Under Common Control with the Depositor or Registrant

The Depositor, First Security Benefit Life Insurance and Annuity Company of New York, is indirectly controlled by Sammons Enterprises, Inc. The Registrant is a segregated asset account of First Security Benefit Life Insurance and Annuity Company of New York. Shares of Sammons Enterprises, Inc. are held by GreatBanc Trust Company, as Trustee of the Sammons Enterprises, Inc. Employee Stock Ownership Trust (ESOT). Other companies directly or indirectly controlled by Sammons Enterprises, Inc. (SEI), as of December 31, 2010, are:

Name	Jurisdiction	Percent Of Voting Securities Owned

1900 Capital Inc.	Delaware	100% by CISI

Advisor Research Center, Inc.	Maryland	100% by RFSL

B/D Ops, LLC	Delaware	33% by SSI

Briggs Construction Equipment, Inc.	Delaware	100% by CISI

Briggs Equipment Mexico, Inc. (BEMI)	Delaware	100% by BEI

Briggs Equipment UK Limited	United Kingdom	100% by BII

Briggs Equipment, Inc. (BEI)	Delaware	100% by CISI

Briggs Equipment, S.A. de C.V. (BESA)	Mexico	99% by BEI 1% by BEMI

Briggs International, Inc. (BII)	Delaware	100% by CISI

Cathedral Hill Hotel, Inc.	Delaware	100% by CISI

Consolidated Investment Services, Inc. (CISI)	Nevada	100% by SEI

Controladora Briggs de Mexico, S. de R.L. de C.V	Mexico	99% by BEI 1% by BEMI

Crestpark LP, Inc.	Delaware	100% by CISI

Environment Plastic Solutions, Inc.	Delaware	100% by CISI

First Security Benefit Life Insurance and Annuity Company of New York	New York	100% by SBC

Forklift Operations de Mexico, S.A. de C.V.	Mexico	99% by Controladora 1% by BEMI

GBH Venture Co., Inc.	Delaware	100% by CISI

Gila Bend Power Partners, L.L.C.	Delaware	50% by SPDI

GLAC Holdings, LLC (GLACHL)	Delaware	100% by GPFTHL

GP Holdco, LLC (GHL)	Delaware	100% by GPL

GPFT Holdco, LLC (GPFTHL)	Delaware	100% by GHL

GPI Ventures LLC	Delaware	100% by GPIRI

Guggenheim Capital, LLC (GCL)	Delaware	41% by SAI

Guggenheim Insurance Holdco, LLC (GIHL)	Delaware	100% by GPFTHL

Guggenheim Insurance Services, LLC	Delaware	100% by GIHL

Guggenheim Investment Management Holdings, LLC (GIMHL)	Delaware	100% by GPFTHL

Guggenheim Investment Management, LLC	Delaware	100% by GIMHL

Guggenheim Knights of Security, LLC (GKSL)	Delaware	100% by GPL

Guggenheim Life and Annuity Company	Delaware	100% by GLACHL

Guggenheim Partners, LLC (GPL)	Delaware	100% by GCL

Guggenheim SBC Holdings, LLC (GSHL)	Delaware	100% voting (no ownership) by GKSL

Herakles Investments, Inc. (HII)	Delaware	100% by CISI

Mexicolift Servicios de Personal, S. de R.L. de C.V.	Mexico	99% by Controladora 1% by BEMI

MH Imports, Inc.	Delaware	100% by CISI

Midland National Life Insurance Company (MNL)	Iowa	100% by SFG

MNL Reinsurance Company	Iowa	100% by MNL

Montacargas Yale de Mexico, S.A. de C.V. (YALESA)	Mexico	99% by BEI 1% by BEMI

Mykonos 6420 LP	Texas	85% by MH Imports, Inc.

North American Company for Life and Health Insurance (NACOLAH)	Iowa	100% by SFG

Opus 5949 LLC	Texas	75% by Sammons VPC, Inc.

Otter, Inc.	Oklahoma	100% by CISI

Parkway Mortgage, Inc.	Delaware	100% by CISI

Rydex Distributors, LLC	Kansas	100% by RHL

Rydex Fund Services, LLC (RFSL)	Kansas	100% by RHL

Rydex Holdings, LLC (RHL)	Kansas	100% by SBAM

Rydex Specialized Products, LLC	Delaware	100% by SIL

SAGE Assets, Inc. (SAI)	Delaware	100% by CISI

Sammons BW, Inc	Delaware	100% by SDHI

Sammons Capital, Inc.	Delaware	100% by SEI

Sammons Corporation	Delaware	100% by CISI

Sammons Distribution Holdings, Inc. (SDHI)	Delaware	100% by CISI

Sammons Financial Group, Inc. (SFG)	Delaware	100% by CISI

Sammons Income Properties, Inc.	Delaware	100% by CISI

Sammons Power Development, Inc.(SPDI)	Delaware	100% by CISI

Sammons Realty Corporation (SRC)	Delaware	100% by CISI

Sammons Securities Company, L.L.C.	Delaware	67% by SSI

Sammons Securities, Inc. (SSI)	Delaware	100% by SFG

Sammons VPC, Inc.	Delaware	100% by SDHI

se2, inc.	Kansas	100% by SBC

Security Benefit Academy, Inc.	Kansas	100% by SBC

Security Benefit Asset Management Holdings, LLC (SBAM)	Kansas	100% by SBC

Security Benefit Corporation (SBC)	Kansas	100% by GSHL

Security Benefit Life Insurance Company (SBL)	Kansas	100% by SBC

Security Distributors, Inc.	Kansas	100% by SBL

Security Financial Resources, Inc.	Kansas	100% by SBC

Security Investors, LLC (SIL)	Kansas	100% by RHL

SFG Reinsurance Company	South Carolina	100% by MNL

Sponsor Investments, L.L.C.	Texas	75% by HII

SRI Ventures LLC	Delaware	99% by SRC

The Grove Park Inn Resort, Inc. (GPIRI)	Delaware	100% by CISI

First Security Benefit Life Insurance and Annuity Company of New York is also the depositor of the following separate accounts: T. Rowe Price Variable Annuity Account of First Security Benefit Life Insurance and Annuity Company of New York and Variable Annuity Account A.

Item 27.      Number of Contractsowners

As of February 28, 2011, there were 375 owners of Qualified Contracts and 190 owners of Non-Qualified Contracts issued under Variable Annuity Account B.

Item 28.      Indemnification

Article IX, Section 1(a) of the By-laws of First Security Benefit Life Insurance and Annuity Company of New York includes the following provision:

The Corporation shall indemnify to the fullest extent now or hereafter provided for or permitted by law each person involved in, or made or threatened to be made a party to, any action suit, claim or proceeding, whether civil or criminal, including any investigative, administrative, legislative, or other proceeding, and including any action by or in the right of the Corporation or any other corporation, or any partnership, joint venture, trust, employee benefit plan, or other enterprise (any such entity, other than the Corporation, being hereinafter referred to as an “Enterprise”), and including appeals therein (any such action or process being hereinafter referred to as a “Proceeding”), by reason of the fact that such person, such person’s testator or intestate (i) is or was a director or officer of the Corporation, or (ii) is or was serving, at the request of the Corporation, as a director, officer, or in any other capacity, or any other Enterprise, against any and all judgments, amounts paid in settlement, and expenses, including attorney’s fees, actually and reasonably incurred as  a result of or in connection with any Proceeding, except as provided in Subsection (b) below.

Insofar as indemnification for a liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Depositor will, unless in the opinion of its counsel the matter has been settled by a controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.      Principal Underwriters

(a)(1)
Security Distributors, Inc. (“SDI”) acts as principal underwriter of the Contracts issued under Variable Annuity Account B, which includes SecureDesigns Variable Annuity and AdvanceDesigns Variable Annuity.

(a)(2)	SDI also acts as principal underwriter for:
Variable Annuity Account A (AdvisorDesigns Variable Annuity)
Variable Annuity Account A (EliteDesigns Variable Annuity)
(a)(3)	In addition, SDI acts as principal underwriter for the following separate accounts of Security Benefit Life Insurance Company:
SBL Variable Annuity Account I
SBL Variable Annuity Account III
SBL Variable Annuity Account IV
Security Varilife Separate Account (Security Elite Benefit)
Security Varilife Separate Account (Security Varilife)
SBL Variable Life Insurance Account (Varilife)
Variable Annuity Account IX
Account XVI
Parkstone Advantage Variable Annuity
Variflex Separate Account (Variflex)
Variflex Separate Account (Variflex ES)
Variable Annuity Account VIII (Variflex Extra Credit)
Variable Annuity Account VIII (Variflex LS)
Variable Annuity Account VIII (Variflex Signature)
Variable Annuity Account XI (Scarborough Advantage Variable Annuity)
SBL Variable Annuity Account XIV (AdvisorDesigns Variable Annuity)
SBL Variable Annuity Account XIV (AEA Variable Annuity)
SBL Variable Annuity Account XIV (AdvanceDesigns Variable Annuity)
SBL Variable Annuity Account XIV (EliteDesigns Variable Annuity)
SBL Variable Annuity Account XIV (NEA Valuebuilder)
SBL Variable Annuity Account XIV (NEA Valuebuilder Retirement Income Director Variable Annuity)
SBL Variable Annuity Account XIV (SecureDesigns Variable Annuity)
SBL Variable Annuity Account XIV (Security Benefit Advisor Variable Annuity)
SBL Variable Annuity Account XVII (Classic Strategies Variable Annuity)
SBL Variable Annuity Account XVII (ThirdFed Variable Annuity)
(a)(4)	SDI acts as principal underwriter for the following funds:
SBL Fund

(a)(5)	SDI acts as principal underwriter for the following Nationwide Life Insurance Company Separate Accounts:
Nationwide Multi-Flex Variable Account
Nationwide Variable Account 9
(b)	Name and Principal Business Address*	Position and Offices with Underwriter

	Mark J. Carr	President and Director

	James R. Schmank	Vice President and Director

	Julie Jacques	Treasurer

	Amy J. Lee	Secretary and Chief Compliance Officer

	Christopher D. Swickard	Assistant Secretary

	Carmen R. Hill	Assistant Vice President

	Richard Wells	Director

*For all persons listed, the principal business address is One Security Benefit Place, Topeka, Kansas 66636-0001

(c)	(1)	(2)	(3)	(4)	(5)
	Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption	Brokerage Commissions	Other Compensation
	Security Distributors, Inc.	$92,288.741	$78,069.232	$0	N/A

1           FSBL pays commissions to selling broker-dealers through SDI. This is the amount paid to SDI in connection with all Contracts sold through the Separate Account. SDI passes through to the selling broker-    dealers all such amounts.
2           A contingent deferred sales charge may be assessed on a full or partial withdrawal from the Contract. This is the amount of contingent deferred sales charge assessed in connection with all withdrawals from all contracts in the Separate Account, all of which is passed through to FSBL.

Item 30.  Location of Accounts and Records

All accounts and records required to be maintained by Section 31(a) of the 1940 Act and the rules under it are maintained by First Security Benefit Life Insurance and Annuity Company of New York at its home office –800 Westchester Avenue, Suite 641N, Rye Brook, New York 10573, and at its administrative office – One Security Benefit Place, Topeka, Kansas 66636-0001.

Item 31.      Management Services

All management contracts are discussed in Part A or Part B.

Item 32.      Undertakings

(a)
Registrant undertakes that it will file a post-effective amendment to this Registration Statement as frequently as necessary to ensure that the audited financial statements in the Registration Statement are never more than sixteen (16) months old for so long as payments under the Contract may be accepted.

(b)	Registrant undertakes that it will provide, as part of the Application to purchase the Contract, a space that the applicant can check to receive a copy of the Statement of Additional Information.

(c)
Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to First Security Benefit Life Insurance and Annuity Company of New York at the address or phone number listed in the prospectus.

(d)
Depositor represents that the fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Depositor.

(e)
Depositor represents that it is relying upon American Council of Life Insurance, SEC No-Action Letter, [1988-1989 Transfer Binder] Fed. Sec. L. Rep. (CCH) 78,904 (Nov. 28, 1988), and that it has complied with the provisions of paragraphs (1)-(4) of such no-action letter which are incorporated herein by reference.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and that it has caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf, in the City of Topeka, and State of Kansas on this 29th day of April 2011.

FIRST SECURITY BENEFIT LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK (THE DEPOSITOR)

VARIABLE ANNUITY ACCOUNT B (THE REGISTRANT)

By: *
Howard R. Fricke, Chairman of the Board, President, Director, and Chief Executive Officer

As required by the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed by the following persons in the capacities indicated on April 29, 2011.

SIGNATURES AND TITLES

By:	*	By:	*
	Howard R. Fricke, Chairman of the Board, Chief Executive Officer, President and Director		Michael P. Kiley, Director

By:	*	By:	*
	John F. Frye, Vice President, Chief Financial Officer, Treasurer, and Director (chief accounting officer)		James F. Mullery, Director

By:	*	By:	*
	John F. Guyot, Vice President, General Counsel, Secretary, and Director		Douglas G. Wolff, Director

		By:	/s/ Chris Swickard
Chris Swickard, Attorney-in-Fact

EXHIBIT INDEX

(8)	(d)	Participation Agreement – Legg Mason

(10)	Consent of Independent Registered Public Accounting Firm